UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

This report on Form N-CSR relates solely to the Registrant's Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin and Fidelity Total Emerging Markets Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity's

Targeted International Equity

Funds®

Fidelity® Canada Fund

Fidelity China Region Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Markets Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Europe Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Pacific Basin Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Fidelity® Canada Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity China Region Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Emerging Asia Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Emerging Markets Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Europe Capital Appreciation Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Europe Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Japan Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Japan Smaller Companies Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Latin America Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Nordic Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Pacific Basin Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.16%
Actual		$ 1,000.00	$ 1,029.90	$ 5.84
HypotheticalA		$ 1,000.00	$ 1,019.04	$ 5.81
Class T	1.44%
Actual		$ 1,000.00	$ 1,028.50	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.93%
Actual		$ 1,000.00	$ 1,026.00	$ 9.70
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Class C	1.89%
Actual		$ 1,000.00	$ 1,026.20	$ 9.50
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Canada	.84%
Actual		$ 1,000.00	$ 1,031.40	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,031.60	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Canada	95.6%
United States of America	4.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Canada	97.1%
United States of America	2.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	99.3
Short-Term Investments and Net Other Assets (Liabilities)	1.7	0.7
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Commercial Banks)	6.2	5.9
The Toronto-Dominion Bank (Commercial Banks)	5.8	5.5
Bank of Nova Scotia (Commercial Banks)	5.1	4.1
Valeant Pharmaceuticals International, Inc. (Canada) (Pharmaceuticals)	4.7	3.1
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	4.6	3.3
Catamaran Corp. (Health Care Providers & Services)	3.5	3.1
Bank of Montreal (Commercial Banks)	3.1	2.7
Canadian National Railway Co. (Road & Rail)	3.0	3.0
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	2.9	4.2
TransCanada Corp. (Oil, Gas & Consumable Fuels)	2.8	1.9
	41.7
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.8	28.3
Energy	20.2	24.6
Health Care	9.0	6.2
Consumer Discretionary	8.1	5.5
Telecommunication Services	6.9	5.6
Materials	6.8	18.0
Consumer Staples	5.6	3.0
Industrials	4.7	4.8
Information Technology	4.0	3.1
Utilities	0.2	0.2

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 1.6%
Magna International, Inc. Class A (sub. vtg.)	760,000	$ 45,715,420
Hotels, Restaurants & Leisure - 0.4%
Tim Hortons, Inc. (Canada)	210,300	11,393,294
Household Durables - 0.3%
Brookfield Residential Properties, Inc. (a)	300,000	7,167,000
Internet & Catalog Retail - 0.3%
Expedia, Inc.	150,000	8,376,000
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	100,000	4,863,765
Cineplex, Inc. (d)	350,000	11,895,379
Corus Entertainment, Inc. Class B (non-vtg.) (d)	450,000	11,050,673
Quebecor, Inc. Class B (sub. vtg.)	200,000	9,310,636
		37,120,453
Multiline Retail - 1.7%
Canadian Tire Ltd. Class A (non-vtg.) (d)	50,000	3,682,565
Dollarama, Inc.	503,467	36,881,100
Hudson's Bay Co. (e)	500,000	7,811,802
		48,375,467
Specialty Retail - 0.4%
Home Depot, Inc.	170,000	12,469,500
Textiles, Apparel & Luxury Goods - 2.1%
Gildan Activewear, Inc.	970,195	39,011,960
lululemon athletica, Inc. (a)	257,600	19,611,088
		58,623,048
TOTAL CONSUMER DISCRETIONARY		229,240,182
CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 4.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,040,200	63,199,803
George Weston Ltd.	50,000	3,851,804
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,000,000	16,626,135
Loblaw Companies Ltd. (d)	300,000	12,730,160
Metro, Inc. Class A (sub. vtg.)	579,165	39,275,947
		135,683,849
Food Products - 0.8%
Saputo, Inc.	450,000	23,168,892
TOTAL CONSUMER STAPLES		158,852,741
ENERGY - 20.2%
Oil, Gas & Consumable Fuels - 20.2%
ARC Resources Ltd. (d)	300,000	8,385,528
Athabasca Oil Corp. (a)	200,000	1,447,218
Baytex Energy Corp. (d)	150,000	5,927,341
Canadian Natural Resources Ltd.	1,350,000	39,597,499

	Shares	Value
Canadian Oil Sands Ltd.	600,000	$ 11,786,193
Cenovus Energy, Inc.	1,250,000	37,408,804
Crescent Point Energy Corp. (d)	633,400	24,192,994
Enbridge, Inc. (d)	2,737,800	130,279,549
Encana Corp.	500,000	9,216,338
Imperial Oil Ltd.	450,000	17,902,625
Keyera Corp. (d)	302,302	18,883,185
Painted Pony Petroleum Ltd. (e)	113,000	1,096,968
Painted Pony Petroleum Ltd. Class A (a)	50,000	485,384
Pembina Pipeline Corp. (d)	250,000	8,206,363
Peyto Exploration & Development Corp. (d)	300,000	8,635,664
Suncor Energy, Inc.	2,607,600	81,299,038
Talisman Energy, Inc.	1,800,000	21,583,205
Tourmaline Oil Corp. (a)	800,000	31,739,540
Tourmaline Oil Corp. (a)(e)	80,000	3,173,954
TransCanada Corp.	1,600,000	79,313,117
Trilogy Energy Corp. (d)	100,000	2,923,222
Vermilion Energy, Inc. (d)	500,000	25,658,842
		569,142,571
FINANCIALS - 32.8%
Capital Markets - 0.9%
CI Financial Corp.	900,000	25,201,251
Commercial Banks - 22.4%
Bank of Montreal (d)	1,400,000	87,811,802
Bank of Nova Scotia (d)	2,500,000	144,151,075
Canadian Imperial Bank of Commerce	554,600	44,353,687
Laurentian Bank of Canada	14,800	649,469
National Bank of Canada	200,000	15,117,376
Royal Bank of Canada (d)	2,880,000	173,751,950
The Toronto-Dominion Bank (d)	2,003,800	164,270,030
		630,105,389
Diversified Financial Services - 0.1%
Element Financial Corp. (a)	200,000	1,866,098
Insurance - 4.7%
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,000	8,023,227
Intact Financial Corp.	460,925	28,091,513
Manulife Financial Corp.	3,600,000	53,207,603
Sun Life Financial, Inc.	1,200,000	33,851,804
The Travelers Companies, Inc.	120,000	10,249,200
		133,423,347
Real Estate Investment Trusts - 2.1%
Boardwalk (REIT)	200,000	13,076,579
H&R REIT/H&R Finance Trust	600,000	14,740,186
RioCan (REIT)	1,050,000	30,756,365
		58,573,130
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 2.6%
Brookfield Asset Management, Inc. Class A	1,550,000	$ 59,833,739
Brookfield Properties Corp. (d)	700,000	12,888,977
		72,722,716
TOTAL FINANCIALS		921,891,931
HEALTH CARE - 9.0%
Biotechnology - 0.5%
Amgen, Inc.	140,000	14,589,400
Health Care Providers & Services - 3.5%
Catamaran Corp. (a)	1,706,468	98,531,186
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	100,000	8,068,000
Pharmaceuticals - 4.7%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,731,471	131,478,020
TOTAL HEALTH CARE		252,666,606
INDUSTRIALS - 4.7%
Road & Rail - 4.7%
Canadian National Railway Co.	850,000	83,215,544
Canadian Pacific Railway Ltd.	390,000	48,606,283
		131,821,827
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.4%
Research In Motion Ltd. (a)(d)	750,000	12,217,500
Internet Software & Services - 0.8%
Google, Inc. Class A (a)	6,000	4,947,420
Open Text Corp.	290,407	18,976,121
		23,923,541
IT Services - 1.8%
CGI Group, Inc. Class A (sub. vtg.) (a)	1,590,000	50,345,923
Software - 1.0%
Constellation Software, Inc.	65,000	8,871,408
MacDonald Dettwiler & Associates Ltd.	250,000	18,057,968
		26,929,376
TOTAL INFORMATION TECHNOLOGY		113,416,340
MATERIALS - 6.8%
Chemicals - 0.7%
Agrium, Inc.	80,000	7,333,366
Methanex Corp.	300,000	12,715,271
		20,048,637

	Shares	Value
Metals & Mining - 4.0%
Agnico Eagle Mines Ltd. (Canada)	150,000	$ 4,841,928
Dominion Diamond Corp. (a)	100,000	1,585,190
Eldorado Gold Corp.	1,005,000	7,950,618
First Quantum Minerals Ltd.	473,674	8,270,312
Franco-Nevada Corp.	500,000	21,767,830
Goldcorp, Inc.	1,250,000	36,999,355
New Gold, Inc. (a)	900,000	7,218,224
Tahoe Resources, Inc. (a)	500,000	8,685,295
Yamana Gold, Inc.	1,200,000	14,853,343
		112,172,095
Paper & Forest Products - 2.1%
Norbord, Inc. (a)	750,000	25,013,648
West Fraser Timber Co. Ltd. (d)	390,000	34,050,722
		59,064,370
TOTAL MATERIALS		191,285,102
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 5.0%
BCE, Inc.	1,550,000	72,603,603
TELUS Corp.	1,900,000	68,365,676
		140,969,279
Wireless Telecommunication Services - 1.9%
Rogers Communications, Inc. Class B (non-vtg.)	1,100,000	54,254,802
TOTAL TELECOMMUNICATION SERVICES		195,224,081
UTILITIES - 0.2%
Electric Utilities - 0.2%
Fortis, Inc. (d)	150,000	5,203,732
TOTAL COMMON STOCKS (Cost $2,128,007,385)		2,768,745,113
Money Market Funds - 12.8%

Fidelity Cash Central Fund, 0.13% (b)	42,958,648	42,958,648
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	317,205,694	317,205,694
TOTAL MONEY MARKET FUNDS (Cost $360,164,342)		360,164,342
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $2,488,171,727)		3,128,909,455
NET OTHER ASSETS (LIABILITIES) - (11.1)%		(313,588,488)
NET ASSETS - 100%		$ 2,815,320,967
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,082,724 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,517
Fidelity Securities Lending Cash Central Fund	2,007,473
Total	$ 2,036,990
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $307,348,528) - See accompanying schedule: Unaffiliated issuers (cost $2,128,007,385)	$ 2,768,745,113
Fidelity Central Funds (cost $360,164,342)	360,164,342
Total Investments (cost $2,488,171,727)		$ 3,128,909,455
Foreign currency held at value (cost $532,122)		532,223
Receivable for investments sold Regular delivery		15,710,391
Delayed delivery		2,433,213
Receivable for fund shares sold		769,381
Dividends receivable		5,426,502
Distributions receivable from Fidelity Central Funds		523,143
Prepaid expenses		2,184
Receivable from investment adviser for expense reductions		8,685
Other receivables		58,877
Total assets		3,154,374,054

Liabilities
Payable for investments purchased	$ 11,418,331
Payable for fund shares redeemed	8,089,787
Accrued management fee	1,558,835
Distribution and service plan fees payable	92,012
Other affiliated payables	646,049
Other payables and accrued expenses	42,379
Collateral on securities loaned, at value	317,205,694
Total liabilities		339,053,087

Net Assets		$ 2,815,320,967
Net Assets consist of:
Paid in capital		$ 2,279,654,022
Undistributed net investment income		14,484,687
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(119,614,960)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		640,797,218
Net Assets		$ 2,815,320,967

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($136,805,050 ÷ 2,502,862 shares)	$ 54.66

Maximum offering price per share (100/94.25 of $54.66)	$ 57.99
Class T: Net Asset Value and redemption price per share ($26,284,154 ÷ 481,624 shares)	$ 54.57

Maximum offering price per share (100/96.50 of $54.57)	$ 56.55
Class B: Net Asset Value and offering price per share ($8,860,607 ÷ 163,733 shares)A	$ 54.12

Class C: Net Asset Value and offering price per share ($55,229,610 ÷ 1,025,369 shares)A	$ 53.86

Canada: Net Asset Value, offering price and redemption price per share ($2,545,553,982 ÷ 46,314,070 shares)	$ 54.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,587,564 ÷ 776,883 shares)	$ 54.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 40,378,841
Interest		407
Income from Fidelity Central Funds (including $2,007,473 from security lending)		2,036,990
Income before foreign taxes withheld		42,416,238
Less foreign taxes withheld		(5,733,940)
Total income		36,682,298

Expenses
Management fee Basic fee	$ 10,807,798
Performance adjustment	(2,079,603)
Transfer agent fees	3,400,042
Distribution and service plan fees	599,290
Accounting and security lending fees	669,013
Custodian fees and expenses	20,484
Independent trustees' compensation	10,089
Registration fees	80,586
Audit	38,073
Legal	6,537
Interest	1,583
Miscellaneous	13,089
Total expenses before reductions	13,566,981
Expense reductions	(286,062)	13,280,919
Net investment income (loss)		23,401,379
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	171,383,176
Foreign currency transactions	47,987
Total net realized gain (loss)		171,431,163
Change in net unrealized appreciation (depreciation) on: Investment securities	(105,022,468)
Assets and liabilities in foreign currencies	79,139
Total change in net unrealized appreciation (depreciation)		(104,943,329)
Net gain (loss)		66,487,834
Net increase (decrease) in net assets resulting from operations		$ 89,889,213

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,401,379	$ 50,353,505
Net realized gain (loss)	171,431,163	(18,070,675)
Change in net unrealized appreciation (depreciation)	(104,943,329)	100,576,015
Net increase (decrease) in net assets resulting from operations	89,889,213	132,858,845
Distributions to shareholders from net investment income	(43,693,416)	(36,731,380)
Distributions to shareholders from net realized gain	-	(22,566,448)
Total distributions	(43,693,416)	(59,297,828)
Share transactions - net increase (decrease)	(548,348,003)	(952,875,100)
Redemption fees	103,917	257,398
Total increase (decrease) in net assets	(502,048,289)	(879,056,685)

Net Assets
Beginning of period	3,317,369,256	4,196,425,941
End of period (including undistributed net investment income of $14,484,687 and undistributed net investment income of $34,776,724, respectively)	$ 2,815,320,967	$ 3,317,369,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 53.65	$ 52.20	$ 53.81	$ 44.24	$ 38.20	$ 70.16
Income from Investment Operations
Net investment income (loss) E	.34	.57	.34	.31	.38	.39
Net realized and unrealized gain (loss)	1.24	1.50	(1.17)	9.64	5.72	(28.71)
Total from investment operations	1.58	2.07	(.83)	9.95	6.10	(28.32)
Distributions from net investment income	(.57)	(.33)	(.35)	(.39)	(.07)	(.41)
Distributions from net realized gain	-	(.29)	(.44)	-	-	(3.27)
Total distributions	(.57)	(.62)	(.79)	(.39)	(.07)	(3.68)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.04
Net asset value, end of period	$ 54.66	$ 53.65	$ 52.20	$ 53.81	$ 44.24	$ 38.20
Total Return B, C, D	2.99%	4.04%	(1.64)%	22.62%	16.08%	(42.23)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.16% A	1.08%	1.12%	1.24%	1.42%	1.34%
Expenses net of fee waivers, if any	1.16% A	1.08%	1.12%	1.24%	1.42%	1.34%
Expenses net of all reductions	1.14% A	1.08%	1.12%	1.18%	1.39%	1.31%
Net investment income (loss)	1.26% A	1.11%	.59%	.63%	.98%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,805	$ 159,597	$ 215,369	$ 170,446	$ 83,015	$ 56,242
Portfolio turnover rate G	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 53.48	$ 52.01	$ 53.64	$ 44.11	$ 38.10	$ 70.09
Income from Investment Operations
Net investment income (loss) E	.26	.43	.17	.18	.27	.23
Net realized and unrealized gain (loss)	1.25	1.49	(1.16)	9.60	5.73	(28.66)
Total from investment operations	1.51	1.92	(.99)	9.78	6.00	(28.43)
Distributions from net investment income	(.42)	(.16)	(.21)	(.26)	-	(.33)
Distributions from net realized gain	-	(.29)	(.44)	-	-	(3.27)
Total distributions	(.42)	(.45)	(.65)	(.26)	-	(3.60)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.04
Net asset value, end of period	$ 54.57	$ 53.48	$ 52.01	$ 53.64	$ 44.11	$ 38.10
Total Return B, C, D	2.85%	3.74%	(1.93)%	22.27%	15.77%	(42.40)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.36%	1.42%	1.51%	1.70%	1.63%
Expenses net of fee waivers, if any	1.44% A	1.36%	1.42%	1.51%	1.70%	1.63%
Expenses net of all reductions	1.42% A	1.36%	1.42%	1.46%	1.67%	1.60%
Net investment income (loss)	.98% A	.83%	.30%	.36%	.71%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,284	$ 29,626	$ 34,323	$ 31,522	$ 17,727	$ 14,963
Portfolio turnover rate G	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 52.89	$ 51.37	$ 53.03	$ 43.68	$ 37.91	$ 69.88
Income from Investment Operations
Net investment income (loss) E	.13	.17	(.11)	(.07)	.08	(.06)
Net realized and unrealized gain (loss)	1.24	1.49	(1.14)	9.50	5.68	(28.54)
Total from investment operations	1.37	1.66	(1.25)	9.43	5.76	(28.60)
Distributions from net investment income	(.14)	-	(.01)	(.09)	-	(.14)
Distributions from net realized gain	-	(.14)	(.41)	-	-	(3.27)
Total distributions	(.14)	(.14)	(.42)	(.09)	-	(3.41)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.04
Net asset value, end of period	$ 54.12	$ 52.89	$ 51.37	$ 53.03	$ 43.68	$ 37.91
Total Return B, C, D	2.60%	3.25%	(2.41)%	21.64%	15.22%	(42.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.85%	1.91%	2.01%	2.19%	2.13%
Expenses net of fee waivers, if any	1.93% A	1.85%	1.91%	2.01%	2.19%	2.13%
Expenses net of all reductions	1.91% A	1.85%	1.91%	1.96%	2.16%	2.10%
Net investment income (loss)	.49% A	.34%	(.20)%	(.14)%	.21%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,861	$ 9,804	$ 11,866	$ 13,464	$ 7,283	$ 5,615
Portfolio turnover rate G	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 52.61	$ 51.19	$ 52.87	$ 43.60	$ 37.84	$ 69.91
Income from Investment Operations
Net investment income (loss) E	.14	.19	(.08)	(.06)	.09	(.05)
Net realized and unrealized gain (loss)	1.23	1.46	(1.14)	9.48	5.66	(28.52)
Total from investment operations	1.37	1.65	(1.22)	9.42	5.75	(28.57)
Distributions from net investment income	(.12)	-	(.03)	(.16)	-	(.27)
Distributions from net realized gain	-	(.23)	(.44)	-	-	(3.27)
Total distributions	(.12)	(.23)	(.47)	(.16)	-	(3.54)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.04
Net asset value, end of period	$ 53.86	$ 52.61	$ 51.19	$ 52.87	$ 43.60	$ 37.84
Total Return B, C, D	2.62%	3.26%	(2.36)%	21.68%	15.22%	(42.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.82%	1.86%	1.99%	2.18%	2.13%
Expenses net of fee waivers, if any	1.89% A	1.82%	1.86%	1.99%	2.18%	2.13%
Expenses net of all reductions	1.87% A	1.82%	1.86%	1.94%	2.15%	2.10%
Net investment income (loss)	.52% A	.37%	(.15)%	(.12)%	.22%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,230	$ 66,500	$ 87,990	$ 54,052	$ 24,848	$ 16,716
Portfolio turnover rate G	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 54.05	$ 52.59	$ 54.14	$ 44.46	$ 38.37	$ 70.25
Income from Investment Operations
Net investment income (loss) D	.42	.73	.52	.46	.48	.58
Net realized and unrealized gain (loss)	1.25	1.51	(1.18)	9.68	5.74	(28.83)
Total from investment operations	1.67	2.24	(.66)	10.14	6.22	(28.25)
Distributions from net investment income	(.76)	(.49)	(.46)	(.47)	(.14)	(.40)
Distributions from net realized gain	-	(.29)	(.44)	-	-	(3.27)
Total distributions	(.76)	(.78)	(.90)	(.47)	(.14)	(3.67)
Redemption fees added to paid in capital D	- H	- H	.01	.01	.01	.04
Net asset value, end of period	$ 54.96	$ 54.05	$ 52.59	$ 54.14	$ 44.46	$ 38.37
Total Return B, C	3.14%	4.36%	(1.33)%	22.97%	16.40%	(42.06)%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.77%	.82%	.94%	1.17%	1.03%
Expenses net of fee waivers, if any	.84% A	.77%	.82%	.94%	1.17%	1.03%
Expenses net of all reductions	.82% A	.77%	.82%	.89%	1.13%	1.00%
Net investment income (loss)	1.57% A	1.42%	.90%	.93%	1.24%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,545,554	$ 2,992,597	$ 3,778,765	$ 3,953,693	$ 3,149,791	$ 2,776,298
Portfolio turnover rate F	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 53.91	$ 52.44	$ 54.02	$ 44.39	$ 38.31	$ 70.25
Income from Investment Operations
Net investment income (loss) D	.43	.74	.51	.46	.49	.52
Net realized and unrealized gain (loss)	1.24	1.50	(1.18)	9.65	5.72	(28.78)
Total from investment operations	1.67	2.24	(.67)	10.11	6.21	(28.26)
Distributions from net investment income	(.76)	(.48)	(.48)	(.49)	(.14)	(.45)
Distributions from net realized gain	-	(.29)	(.44)	-	-	(3.27)
Total distributions	(.76)	(.77)	(.92)	(.49)	(.14)	(3.72)
Redemption fees added to paid in capital D	- H	- H	.01	.01	.01	.04
Net asset value, end of period	$ 54.82	$ 53.91	$ 52.44	$ 54.02	$ 44.39	$ 38.31
Total Return B, C	3.16%	4.38%	(1.35)%	22.94%	16.40%	(42.11)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.76%	.82%	.95%	1.17%	1.11%
Expenses net of fee waivers, if any	.83% A	.76%	.82%	.95%	1.17%	1.11%
Expenses net of all reductions	.81% A	.76%	.82%	.90%	1.14%	1.08%
Net investment income (loss)	1.58% A	1.42%	.89%	.92%	1.23%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,588	$ 59,245	$ 68,112	$ 46,737	$ 17,956	$ 8,870
Portfolio turnover rate F	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 697,786,430
Gross unrealized depreciation	(74,453,192)
Net unrealized appreciation (depreciation) on securities and other investments	$ 623,333,238

Tax cost	$ 2,505,576,217

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2016	$ (79,471,942)
2017	(150,917,782)
Total with expiration	(230,389,724)
No expiration
Short-term	(33,004,235)
Total capital loss carryforward	$ (263,393,959)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $627,655,830 and $1,220,395,761, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 184,632	$ 9,774
Class T	.25%	.25%	69,010	423
Class B	.75%	.25%	46,381	34,903
Class C	.75%	.25%	299,267	23,902
			$ 599,290	$ 69,002

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,102
Class T	3,165
Class B*	10,115
Class C*	3,110
$ 41,492

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 208,420.28
Class T	42,808.31
Class B	13,958.30
Class C	79,727.27
Canada	3,003,346.22
Institutional Class	51,783.21
	$ 3,400,042

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,118 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,053,273.39%		$ 479

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,136 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,983,198. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $76,532 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $12,098,400. The weighted average interest rate was .66%. The interest expense amounted to $1,104 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $277,377 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $8,685.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 1,637,055	$ 1,331,457
Class T	220,581	100,888
Class B	25,159	-
Class C	146,334	-
Canada	40,860,359	34,710,753
Institutional Class	803,928	588,282
Total	$ 43,693,416	$ 36,731,380
From net realized gain
Class A	$ -	$ 1,169,578
Class T	-	185,711
Class B	-	32,050
Class C	-	395,818
Canada	-	20,430,566
Institutional Class	-	352,725
Total	$ -	$ 22,566,448

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	141,770	554,403	$ 7,582,884	$ 28,690,109
Reinvestment of distributions	24,773	41,955	1,299,341	2,109,494
Shares redeemed	(638,734)	(1,747,243)	(34,174,765)	(89,985,257)
Net increase (decrease)	(472,191)	(1,150,885)	$ (25,292,540)	$ (59,185,654)
Class T
Shares sold	22,068	72,156	$ 1,179,885	$ 3,681,114
Reinvestment of distributions	4,099	5,569	214,912	279,919
Shares redeemed	(98,479)	(183,751)	(5,246,827)	(9,407,140)
Net increase (decrease)	(72,312)	(106,026)	$ (3,852,030)	$ (5,446,107)
Class B
Shares sold	481	3,584	$ 25,813	$ 181,692
Reinvestment of distributions	400	519	20,851	25,894
Shares redeemed	(22,519)	(49,710)	(1,193,446)	(2,528,127)
Net increase (decrease)	(21,638)	(45,607)	$ (1,146,782)	$ (2,320,541)
Class C
Shares sold	36,937	161,752	$ 1,951,097	$ 8,188,420
Reinvestment of distributions	2,201	6,045	114,122	300,150
Shares redeemed	(277,710)	(622,861)	(14,578,858)	(31,505,606)
Net increase (decrease)	(238,572)	(455,064)	$ (12,513,639)	$ (23,017,036)
Canada
Shares sold	1,564,422	4,866,802	$ 84,309,747	$ 252,453,035
Reinvestment of distributions	737,701	1,003,141	38,862,091	50,678,709
Shares redeemed	(11,358,550)	(22,354,268)	(611,480,579)	(1,155,960,861)
Net increase (decrease)	(9,056,427)	(16,484,325)	$ (488,308,741)	$ (852,829,117)
Institutional Class
Shares sold	99,580	561,510	$ 5,350,368	$ 29,055,185
Reinvestment of distributions	11,985	13,162	629,694	663,252
Shares redeemed	(433,655)	(774,433)	(23,214,333)	(39,795,082)
Net increase (decrease)	(322,090)	(199,761)	$ (17,234,271)	$ (10,076,645)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 1,139.10	$ 7.21
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.64%
Actual		$ 1,000.00	$ 1,137.70	$ 8.69
Hypothetical A		$ 1,000.00	$ 1,016.66	$ 8.20
Class B	2.11%
Actual		$ 1,000.00	$ 1,134.70	$ 11.17
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,135.20	$ 11.17
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.54
China Region	1.03%
Actual		$ 1,000.00	$ 1,141.20	$ 5.47
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,141.50	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Hong Kong	24.3%
China	23.8%
Cayman Islands	20.9%
Taiwan	19.2%
Bermuda	6.8%
Korea (South)	1.3%
United States of America	1.2%
Italy	1.0%
Thailand	0.6%
Other	0.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Hong Kong	29.3%
China	23.4%
Cayman Islands	18.9%
Taiwan	18.8%
Bermuda	8.1%
Netherlands	0.6%
Italy	0.5%
United States of America	0.2%
United Kingdom	0.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	99.8
Short-Term Investments and Net Other Assets (Liabilities)	0.7	0.2
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5.7	6.8
AIA Group Ltd. (Insurance)	4.8	2.7
Tencent Holdings Ltd. (Internet Software & Services)	4.4	4.7
Industrial & Commercial Bank of China Ltd. (H Shares) (Commercial Banks)	4.0	4.1
China Construction Bank Corp. (H Shares) (Commercial Banks)	3.9	2.6
BOC Hong Kong (Holdings) Ltd. (Commercial Banks)	2.4	2.4
Chongqing Changan Automobile Co. Ltd. (B Shares) (Automobiles)	2.3	0.0
China Pacific Insurance Group Co. Ltd. (H Shares) (Insurance)	1.9	0.0
Hopson Development Holdings Ltd. (Real Estate Management & Development)	1.8	1.2
Huaneng Power International, Inc. (H Shares) (Independent Power Producers & Energy Traders)	1.8	1.8
	33.0
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.1	33.1
Consumer Discretionary	21.7	11.1
Information Technology	21.5	24.0
Industrials	7.3	8.1
Materials	5.2	10.6
Utilities	3.9	3.1
Energy	3.0	4.4
Health Care	2.1	0.4
Telecommunication Services	2.1	3.5
Consumer Staples	0.4	1.5

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 21.7%
Automobiles - 3.3%
Brilliance China Automotive Holdings Ltd. (a)	6,336,000	$ 7,756,551
Chongqing Changan Automobile Co. Ltd. (B Shares)	26,565,849	34,165,212
Geely Automobile Holdings Ltd.	15,170,000	7,623,951
		49,545,714
Hotels, Restaurants & Leisure - 8.0%
Galaxy Entertainment Group Ltd. (a)	4,263,000	19,089,740
Hotel Shilla Co.	361,900	19,119,810
Las Vegas Sands Corp.	149,400	8,403,750
Melco International Development Ltd.	8,009,000	15,584,222
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	403,400	9,927,674
Sands China Ltd.	4,831,800	25,341,554
Wynn Macau Ltd.	7,210,800	21,882,868
		119,349,618
Household Durables - 2.1%
Skyworth Digital Holdings Ltd.	18,426,000	15,172,663
Techtronic Industries Co. Ltd.	6,728,000	16,074,060
		31,246,723
Internet & Catalog Retail - 0.3%
Ctrip.com International Ltd. sponsored ADR (a)	200,000	4,396,000
Leisure Equipment & Products - 0.8%
Merida Industry Co. Ltd.	2,012,450	12,283,520
Media - 1.4%
Fuji Media Holdings, Inc.	3,500	7,607,361
Television Broadcasts Ltd.	1,626,000	12,247,147
		19,854,508
Multiline Retail - 0.8%
Lifestyle International Holdings Ltd.	1,753,500	3,872,991
Springland International Holdings Ltd.	15,937,000	8,296,938
		12,169,929
Specialty Retail - 1.2%
Baoxin Auto Group Ltd.	15,952,000	13,916,618
Chow Tai Fook Jewellery Group Ltd.	2,386,200	3,210,238
Oriental Watch Holdings Ltd.	2,368,000	772,026
		17,898,882
Textiles, Apparel & Luxury Goods - 3.8%
Anta Sports Products Ltd.	4,190,000	3,509,597
ECLAT Textile Co. Ltd.	3,617,000	21,832,011
Prada SpA	1,619,200	14,595,470
Shenzhou International Group Holdings Ltd.	5,446,000	15,790,288
		55,727,366
TOTAL CONSUMER DISCRETIONARY		322,472,260

	Shares	Value
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Biostime International Holdings Ltd.	1,089,500	$ 6,275,736
ENERGY - 3.0%
Energy Equipment & Services - 1.2%
Anton Oilfield Services Group	10,132,000	8,081,942
China Oilfield Services Ltd. (H Shares)	3,520,000	6,940,072
SPT Energy Group, Inc.	6,140,000	2,990,818
		18,012,832
Oil, Gas & Consumable Fuels - 1.8%
Kunlun Energy Co. Ltd.	2,866,000	5,606,319
Sinopec Kantons Holdings Ltd.	23,218,000	21,033,426
		26,639,745
TOTAL ENERGY		44,652,577
FINANCIALS - 32.1%
Capital Markets - 0.8%
CITIC Securities Co. Ltd. (H Shares)	4,684,000	10,623,300
Wuliangye Yibin Co. Ltd.(UBS Warrant Programme) warrants 4/18/14 (a)	345,100	1,228,702
		11,852,002
Commercial Banks - 13.1%
Agricultural Bank of China Ltd. (H Shares)	31,892,000	15,247,040
BOC Hong Kong (Holdings) Ltd.	10,152,000	34,929,531
China Construction Bank Corp. (H Shares)	69,778,000	58,446,937
China Minsheng Banking Corp. Ltd. (H Shares)	9,693,500	12,453,908
Industrial & Commercial Bank of China Ltd. (H Shares)	84,318,000	59,325,693
Wing Hang Bank Ltd.	904,500	9,505,225
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 8/20/13 (a)	1,351,900	4,813,334
		194,721,668
Insurance - 8.3%
AIA Group Ltd.	16,182,600	71,840,179
China Life Insurance Co. Ltd. (H Shares)	8,254,000	22,830,421
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	28,759,454
		123,430,054
Real Estate Management & Development - 9.9%
Cheung Kong Holdings Ltd.	1,195,000	17,986,250
China Overseas Land and Investment Ltd.	4,892,000	14,940,484
CSI Properties Ltd.	110,000,000	5,173,869
Hopson Development Holdings Ltd. (a)	15,766,000	26,289,703
Hysan Development Co. Ltd.	1,336,000	6,619,614
Kaisa Group Holdings Ltd. (a)	26,552,000	8,314,447
KWG Property Holding Ltd.	9,404,500	6,495,766
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
New World Development Co. Ltd.	6,432,000	$ 11,222,628
Shimao Property Holdings Ltd.	3,908,500	8,421,244
Sun Hung Kai Properties Ltd.	1,282,000	18,535,776
Sunac China Holdings Ltd.	12,677,000	10,226,351
Wharf Holdings Ltd.	1,448,000	12,921,657
		147,147,789
TOTAL FINANCIALS		477,151,513
HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.1%
Pacific Hospital Supply Co. Ltd.	395,000	1,312,648
Pharmaceuticals - 2.0%
China Medical System Holdings Ltd.	9,846,000	9,655,491
China Pharmaceutical Group Ltd. (a)	26,500,000	12,771,660
Sino Biopharmaceutical Ltd.	6,500,000	4,481,228
Tong Ren Tang Technologies Co. Ltd. (H Shares)	1,045,000	3,474,289
		30,382,668
TOTAL HEALTH CARE		31,695,316
INDUSTRIALS - 7.3%
Commercial Services & Supplies - 0.1%
Cleanaway Co. Ltd.	121,000	984,741
Construction & Engineering - 1.6%
China State Construction International Holdings Ltd.	10,482,000	15,263,442
CTCI Corp.	4,000,000	8,002,713
		23,266,155
Electrical Equipment - 0.8%
China High Speed Transmission Equipment Group Co. Ltd. (a)	15,123,000	7,308,009
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,912,000	5,285,001
		12,593,010
Industrial Conglomerates - 1.9%
Beijing Enterprises Holdings Ltd.	1,670,500	12,496,218
Hutchison Whampoa Ltd.	1,397,000	15,175,879
		27,672,097
Machinery - 0.6%
Cimc Enric Holdings Ltd.	8,000,000	8,659,626
Marine - 1.7%
China Shipping Development Co. Ltd. (H Shares)	13,444,000	5,769,028
Orient Overseas International Ltd.	1,795,000	10,663,389
Pacific Basin Shipping Ltd.	16,032,000	9,152,112
		25,584,529

	Shares	Value
Transportation Infrastructure - 0.6%
Airports of Thailand PCL (For. Reg.)	1,941,000	$ 9,556,201
TOTAL INDUSTRIALS		108,316,359
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 0.4%
KMC Kuei Meng International, Inc. (a)	1,415,000	4,990,166
Computers & Peripherals - 2.4%
Advantech Co. Ltd.	3,297,000	15,763,886
Lenovo Group Ltd.	22,344,000	20,414,420
		36,178,306
Electronic Equipment & Components - 3.5%
Chroma ATE, Inc.	1,938,000	4,159,898
Delta Electronics, Inc.	1,475,000	7,077,399
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,711,047	25,092,634
TPK Holding Co. Ltd. GDR (Reg. S)	727,542	14,777,811
		51,107,742
Internet Software & Services - 4.4%
Tencent Holdings Ltd.	1,913,600	65,643,102
Semiconductors & Semiconductor Equipment - 10.8%
Chipbond Technology Corp.	9,117,000	23,186,674
Inotera Memories, Inc. (a)	37,734,000	14,842,808
MediaTek, Inc.	1,904,000	23,243,133
Novatek Microelectronics Corp.	2,979,000	14,546,490
Taiwan Semiconductor Manufacturing Co. Ltd.	22,911,796	85,099,003
		160,918,108
TOTAL INFORMATION TECHNOLOGY		318,837,424
MATERIALS - 5.2%
Chemicals - 0.7%
Fufeng Group Ltd.	10,633,200	3,822,945
Taiwan Fertilizer Co. Ltd.	3,015,000	7,218,006
		11,040,951
Construction Materials - 3.7%
Anhui Conch Cement Co. Ltd. (H Shares)	5,805,500	21,022,087
Asia Cement (China) Holdings Corp.	6,235,000	3,454,895
BBMG Corp. (H Shares)	16,845,000	13,523,495
China National Building Materials Co. Ltd. (H Shares)	14,592,000	17,224,244
		55,224,721
Paper & Forest Products - 0.8%
Lee & Man Paper Manufacturing Ltd.	15,012,000	11,162,057
TOTAL MATERIALS		77,427,729
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.5%
HKT Trust / HKT Ltd. unit	7,651,000	8,035,367
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.6%
China Mobile Ltd.	876,000	$ 9,634,787
Far EasTone Telecommunications Co. Ltd.	5,582,000	13,609,556
		23,244,343
TOTAL TELECOMMUNICATION SERVICES		31,279,710
UTILITIES - 3.9%
Electric Utilities - 0.8%
Power Assets Holdings Ltd.	1,173,500	11,462,575
Independent Power Producers & Energy Traders - 3.1%
China Datang Corp. Renewable Power Co. Ltd.	24,409,000	5,693,226
China Longyuan Power Grid Corp. Ltd. (H Shares)	8,487,000	7,775,954
China Resources Power Holdings Co. Ltd.	2,084,000	6,821,208
Huaneng Power International, Inc. (H Shares)	22,626,000	26,215,928
		46,506,316
TOTAL UTILITIES		57,968,891
TOTAL COMMON STOCKS (Cost $1,117,460,832)		1,476,077,515
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.13% (b) (Cost $5,775,416)	5,775,416	5,775,416
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 4/30/13 due 5/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,580,000)	$ 2,580,010	$ 2,580,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,125,816,248)		1,484,432,931
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,630,372
NET ASSETS - 100%		$ 1,486,063,303
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,580,000 due 5/01/13 at 0.14%
BNP Paribas Securities Corp.	$ 1,348,268
Barclays Capital, Inc.	717,164
Merrill Lynch, Pierce, Fenner & Smith, Inc.	514,568
$ 2,580,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,166
Fidelity Securities Lending Cash Central Fund	4,248
Total	$ 41,414
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 322,472,260	$ 314,864,899	$ 7,607,361	$ -
Consumer Staples	6,275,736	6,275,736	-	-
Energy	44,652,577	44,652,577	-	-
Financials	477,151,513	448,279,056	28,872,457	-
Health Care	31,695,316	31,695,316	-	-
Industrials	108,316,359	108,316,359	-	-
Information Technology	318,837,424	233,738,421	85,099,003	-
Materials	77,427,729	77,427,729	-	-
Telecommunication Services	31,279,710	21,644,923	9,634,787	-
Utilities	57,968,891	31,752,963	26,215,928	-
Money Market Funds	5,775,416	5,775,416	-	-
Cash Equivalents	2,580,000	-	2,580,000	-
Total Investments in Securities:	$ 1,484,432,931	$ 1,324,423,395	$ 160,009,536	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,580,000) - See accompanying schedule: Unaffiliated issuers (cost $1,120,040,832)	$ 1,478,657,515
Fidelity Central Funds (cost $5,775,416)	5,775,416
Total Investments (cost $1,125,816,248)		$ 1,484,432,931
Cash		984
Foreign currency held at value (cost $3,037,803)		3,038,840
Receivable for investments sold		4,586,790
Receivable for fund shares sold		974,818
Dividends receivable		355,675
Distributions receivable from Fidelity Central Funds		2,810
Prepaid expenses		835
Receivable from investment adviser for expense reductions		6,908
Other receivables		217,406
Total assets		1,493,617,997

Liabilities
Payable for investments purchased	$ 3,282,601
Payable for fund shares redeemed	2,875,924
Accrued management fee	849,281
Distribution and service plan fees payable	12,234
Other affiliated payables	330,709
Other payables and accrued expenses	203,945
Total liabilities		7,554,694

Net Assets		$ 1,486,063,303
Net Assets consist of:
Paid in capital		$ 1,082,571,110
Accumulated net investment loss		(4,547,371)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,419,711
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		358,619,853
Net Assets		$ 1,486,063,303

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,356,867 ÷ 540,228 shares)	$ 32.13

Maximum offering price per share (100/94.25 of $32.13)	$ 34.09
Class T: Net Asset Value and redemption price per share ($5,354,921 ÷ 167,188 shares)	$ 32.03

Maximum offering price per share (100/96.50 of $32.03)	$ 33.19
Class B: Net Asset Value and offering price per share ($1,583,697 ÷ 49,719 shares)A	$ 31.85

Class C: Net Asset Value and offering price per share ($6,346,027 ÷ 199,963 shares)A	$ 31.74

China Region: Net Asset Value, offering price and redemption price per share ($1,451,093,759 ÷ 44,899,603 shares)	$ 32.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,328,032 ÷ 134,257 shares)	$ 32.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,924,584
Income from Fidelity Central Funds		41,414
Income before foreign taxes withheld		2,965,998
Less foreign taxes withheld		(2,854)
Total income		2,963,144

Expenses
Management fee	$ 5,162,235
Transfer agent fees	1,635,653
Distribution and service plan fees	70,077
Accounting and security lending fees	329,757
Custodian fees and expenses	258,997
Independent trustees' compensation	4,561
Registration fees	85,561
Audit	35,527
Legal	2,675
Miscellaneous	5,276
Total expenses before reductions	7,590,319
Expense reductions	(155,409)	7,434,910
Net investment income (loss)		(4,471,766)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,985,752
Foreign currency transactions	(110,130)
Total net realized gain (loss)		79,875,622
Change in net unrealized appreciation (depreciation) on: Investment securities	107,428,956
Assets and liabilities in foreign currencies	3,168
Total change in net unrealized appreciation (depreciation)		107,432,124
Net gain (loss)		187,307,746
Net increase (decrease) in net assets resulting from operations		$ 182,835,980

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,471,766)	$ 22,782,166
Net realized gain (loss)	79,875,622	(16,515,956)
Change in net unrealized appreciation (depreciation)	107,432,124	76,673,702
Net increase (decrease) in net assets resulting from operations	182,835,980	82,939,912
Distributions to shareholders from net investment income	(19,616,401)	(15,687,379)
Distributions to shareholders from net realized gain	-	(18,721,345)
Total distributions	(19,616,401)	(34,408,724)
Share transactions - net increase (decrease)	31,150,480	(301,570,428)
Redemption fees	310,867	184,146
Total increase (decrease) in net assets	194,680,926	(252,855,094)

Net Assets
Beginning of period	1,291,382,377	1,544,237,471
End of period (including accumulated net investment loss of $4,547,371 and undistributed net investment income of $19,540,796, respectively)	$ 1,486,063,303	$ 1,291,382,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.53	$ 27.28	$ 31.61	$ 26.47	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.14)	.36	.33	.25	.30	.28
Net realized and unrealized gain (loss)	4.07	1.42	(4.33)	5.15	9.63	(12.91)
Total from investment operations	3.93	1.78	(4.00)	5.40	9.93	(12.63)
Distributions from net investment income	(.34)	(.19)	(.31)	(.20)	(.16)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.34)	(.53)	(.34)	(.27)	(.16)	-
Redemption fees added to paid in capital E	.01	- J	.01	.01	.03	.02
Net asset value, end of period	$ 32.13	$ 28.53	$ 27.28	$ 31.61	$ 26.47	$ 16.67
Total Return B, C, D	13.91%	6.70%	(12.79)%	20.54%	60.41%	(43.07)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.36%	1.37%	1.38%	1.39%	1.44% A
Expenses net of fee waivers, if any	1.36% A	1.36%	1.37%	1.38%	1.39%	1.44% A
Expenses net of all reductions	1.34% A	1.29%	1.31%	1.31%	1.31%	1.30% A
Net investment income (loss)	(.93)% A	1.35%	1.07%	.91%	1.27%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,357	$ 13,539	$ 14,808	$ 16,047	$ 11,842	$ 340
Portfolio turnover rate G	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.40	$ 27.13	$ 31.48	$ 26.40	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.18)	.29	.25	.18	.23	.26
Net realized and unrealized gain (loss)	4.06	1.40	(4.32)	5.13	9.64	(12.91)
Total from investment operations	3.88	1.69	(4.07)	5.31	9.87	(12.65)
Distributions from net investment income	(.26)	(.08)	(.27)	(.18)	(.14)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.26)	(.42)	(.29) K	(.24) L	(.14)	-
Redemption fees added to paid in capital E	.01	- J	.01	.01	.02	.02
Net asset value, end of period	$ 32.03	$ 28.40	$ 27.13	$ 31.48	$ 26.40	$ 16.65
Total Return B, C, D	13.77%	6.38%	(13.04)%	20.27%	59.92%	(43.14)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64% A	1.64%	1.63%	1.64%	1.66%	1.68% A
Expenses net of fee waivers, if any	1.64% A	1.64%	1.63%	1.64%	1.66%	1.68% A
Expenses net of all reductions	1.62% A	1.57%	1.57%	1.58%	1.58%	1.53% A
Net investment income (loss)	(1.22)% A	1.06%	.81%	.64%	1.00%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,355	$ 4,349	$ 5,281	$ 6,070	$ 3,139	$ 107
Portfolio turnover rate G	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. L Total distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.16	$ 26.94	$ 31.23	$ 26.28	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.25)	.16	.10	.04	.12	.20
Net realized and unrealized gain (loss)	4.03	1.40	(4.29)	5.09	9.63	(12.89)
Total from investment operations	3.78	1.56	(4.19)	5.13	9.75	(12.69)
Distributions from net investment income	(.10)	-	(.08)	(.12)	(.10)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.10)	(.34)	(.11)	(.19)	(.10)	-
Redemption fees added to paid in capital E	.01	- J	.01	.01	.02	.02
Net asset value, end of period	$ 31.85	$ 28.16	$ 26.94	$ 31.23	$ 26.28	$ 16.61
Total Return B, C, D	13.47%	5.90%	(13.45)%	19.63%	59.16%	(43.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.11%	2.12%	2.14%	2.15%	2.17% A
Expenses net of fee waivers, if any	2.11% A	2.11%	2.12%	2.14%	2.15%	2.17% A
Expenses net of all reductions	2.09% A	2.04%	2.06%	2.08%	2.06%	2.02% A
Net investment income (loss)	(1.68)% A	.59%	.32%	.14%	.51%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,584	$ 1,533	$ 1,801	$ 2,496	$ 1,915	$ 155
Portfolio turnover rate G	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.07	$ 26.86	$ 31.19	$ 26.25	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.25)	.16	.10	.04	.12	.20
Net realized and unrealized gain (loss)	4.03	1.39	(4.28)	5.09	9.62	(12.89)
Total from investment operations	3.78	1.55	(4.18)	5.13	9.74	(12.69)
Distributions from net investment income	(.12)	-	(.13)	(.13)	(.12)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.12)	(.34)	(.16)	(.20)	(.12)	-
Redemption fees added to paid in capital E	.01	- J	.01	.01	.02	.02
Net asset value, end of period	$ 31.74	$ 28.07	$ 26.86	$ 31.19	$ 26.25	$ 16.61
Total Return B, C, D	13.52%	5.88%	(13.46)%	19.66%	59.18%	(43.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.11%	2.12%	2.14%	2.15%	2.13% A
Expenses net of fee waivers, if any	2.11% A	2.11%	2.12%	2.14%	2.15%	2.13% A
Expenses net of all reductions	2.09% A	2.04%	2.06%	2.07%	2.07%	1.98% A
Net investment income (loss)	(1.69)% A	.59%	.32%	.15%	.51%	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,346	$ 4,515	$ 5,230	$ 5,938	$ 3,806	$ 233
Portfolio turnover rate G	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.73	$ 27.49	$ 31.81	$ 26.55	$ 16.69	$ 41.52
Income from Investment Operations
Net investment income (loss) D	(.09)	.45	.44	.34	.33	.39
Net realized and unrealized gain (loss)	4.10	1.42	(4.37)	5.18	9.68	(20.42)
Total from investment operations	4.01	1.87	(3.93)	5.52	10.01	(20.03)
Distributions from net investment income	(.43)	(.29)	(.38)	(.21)	(.17)	(.32)
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	(4.53)
Total distributions	(.43)	(.63)	(.40) I	(.27) J	(.17)	(4.85)
Redemption fees added to paid in capital D	.01	- H	.01	.01	.02	.05
Net asset value, end of period	$ 32.32	$ 28.73	$ 27.49	$ 31.81	$ 26.55	$ 16.69
Total Return B, C	14.12%	7.01%	(12.52)%	20.97%	60.77%	(53.75)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03% A	1.04%	1.04%	1.06%	1.12%	1.11%
Expenses net of fee waivers, if any	1.03% A	1.04%	1.04%	1.06%	1.12%	1.11%
Expenses net of all reductions	1.01% A	.98%	.98%	1.00%	1.03%	.96%
Net investment income (loss)	(.60)% A	1.66%	1.40%	1.22%	1.54%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,451,094	$ 1,265,488	$ 1,515,084	$ 2,130,070	$ 2,138,141	$ 740,289
Portfolio turnover rate F	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.68	$ 27.46	$ 31.79	$ 26.55	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	(.09)	.45	.43	.33	.37	.34
Net realized and unrealized gain (loss)	4.10	1.42	(4.37)	5.18	9.64	(12.94)
Total from investment operations	4.01	1.87	(3.94)	5.51	10.01	(12.60)
Distributions from net investment income	(.46)	(.31)	(.37)	(.22)	(.18)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.46)	(.65)	(.40)	(.28) J	(.18)	-
Redemption fees added to paid in capital D	.01	- I	.01	.01	.02	.02
Net asset value, end of period	$ 32.24	$ 28.68	$ 27.46	$ 31.79	$ 26.55	$ 16.70
Total Return B, C	14.15%	7.02%	(12.56)%	20.92%	60.78%	(42.96)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	1.04%	1.06%	1.11%	1.08%	1.05% A
Expenses net of fee waivers, if any	1.00% A	1.04%	1.06%	1.11%	1.08%	1.05% A
Expenses net of all reductions	.98% A	.98%	1.01%	1.04%	1.00%	.91% A
Net investment income (loss)	(.57)% A	1.66%	1.38%	1.18%	1.58%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,328	$ 1,958	$ 2,034	$ 1,904	$ 1,684	$ 60
Portfolio turnover rate F	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 373,558,159
Gross unrealized depreciation	(19,423,236)
Net unrealized appreciation (depreciation) on securities and other investments	$ 354,134,923

Tax cost	$ 1,130,298,008

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (23,841,276)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $588,058,488 and $588,555,669, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 20,081	$ 252
Class T	.25%	.25%	12,628	128
Class B	.75%	.25%	7,904	5,930
Class C	.75%	.25%	29,464	8,013
			$ 70,077	$ 14,323

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,084
Class T	2,153
Class B*	2,577
Class C*	208
$ 21,022

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 24,389.30
Class T	8,519.34
Class B	2,403.30
Class C	9,022.31
China Region	1,587,636.22
Institutional Class	3,684.19
	$ 1,635,653

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $977 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,876 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,248. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $148,501 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,908.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 161,788	$ 100,983
Class T	40,503	14,853
Class B	4,993	-
Class C	18,782	-
China Region	19,344,002	15,549,167
Institutional Class	46,333	22,376
Total	$ 19,616,401	$ 15,687,379
From net realized gain
Class A	$ -	$ 182,091
Class T	-	60,664
Class B	-	21,876
Class C	-	65,490
China Region	-	18,366,435
Institutional Class	-	24,789
Total	$ -	$ 18,721,345

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	153,168	128,967	$ 4,740,564	$ 3,497,936
Reinvestment of distributions	5,112	10,227	151,768	266,217
Shares redeemed	(92,670)	(207,420)	(2,831,974)	(5,547,035)
Net increase (decrease)	65,610	(68,226)	$ 2,060,358	$ (1,782,882)
Class T
Shares sold	42,277	40,215	$ 1,294,746	$ 1,078,486
Reinvestment of distributions	1,321	2,834	39,167	73,623
Shares redeemed	(29,528)	(84,588)	(901,524)	(2,252,505)
Net increase (decrease)	14,070	(41,539)	$ 432,389	$ (1,100,396)
Class B
Shares sold	5,106	4,773	$ 158,616	$ 131,481
Reinvestment of distributions	151	760	4,455	19,651
Shares redeemed	(9,970)	(17,966)	(299,681)	(477,343)
Net increase (decrease)	(4,713)	(12,433)	$ (136,610)	$ (326,211)
Class C
Shares sold	82,051	39,150	$ 2,517,357	$ 1,051,097
Reinvestment of distributions	573	2,380	16,859	61,380
Shares redeemed	(43,501)	(75,401)	(1,313,584)	(1,981,464)
Net increase (decrease)	39,123	(33,871)	$ 1,220,632	$ (868,987)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
China Region
Shares sold	8,315,336	5,981,804	$ 255,223,826	$ 163,640,090
Reinvestment of distributions	622,145	1,245,751	18,558,580	32,563,934
Shares redeemed	(8,082,233)	(18,300,659)	(248,220,203)	(493,563,874)
Net increase (decrease)	855,248	(11,073,104)	$ 25,562,203	$ (297,359,850)
Institutional Class
Shares sold	115,062	33,539	$ 3,506,009	$ 913,352
Reinvestment of distributions	1,452	1,708	43,199	44,574
Shares redeemed	(50,500)	(41,079)	(1,537,700)	(1,090,028)
Net increase (decrease)	66,014	(5,832)	$ 2,011,508	$ (132,102)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Emerging Asia Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Actual	1.10%	$ 1,000.00	$ 1,091.20	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Asia Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Korea (South)	18.9%
Hong Kong	14.3%
China	12.6%
Taiwan	11.6%
India	9.9%
Cayman Islands	7.5%
Thailand	7.3%
Indonesia	4.9%
Singapore	4.8%
Other	8.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Korea (South)	20.9%
Hong Kong	14.6%
China	12.1%
India	11.4%
Taiwan	9.1%
Thailand	7.0%
Cayman Islands	6.8%
Indonesia	5.2%
Singapore	3.6%
Other	9.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.5	98.6
Short-Term Investments and Net Other Assets (Liabilities)	0.5	1.4
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	6.5	6.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.0	1.5
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	2.8	1.3
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	2.6	2.4
AIA Group Ltd. (Hong Kong, Insurance)	2.5	2.2
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	2.0	2.2
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.8	1.7
PT Bank Rakyat Indonesia Tbk (Indonesia, Commercial Banks)	1.6	1.2
Hyundai Motor Co. (Korea (South), Automobiles)	1.5	1.5
Siam Commercial Bank PCL (For. Reg.) (Thailand, Commercial Banks)	1.2	1.1
	26.5
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.9	31.2
Information Technology	18.6	19.0
Consumer Discretionary	9.6	8.3
Telecommunication Services	7.8	7.3
Industrials	7.8	8.7
Materials	5.6	7.1
Energy	5.4	5.6
Consumer Staples	4.6	5.8
Utilities	4.2	4.0
Health Care	1.0	1.6

Semiannual Report

Fidelity Emerging Asia Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Bermuda - 1.7%
BW Offshore Ltd.	546,500	$ 515,557
Cafe de Coral Holdings Ltd.	732,000	2,325,187
Cheung Kong Infrastructure Holdings Ltd.	788,000	5,716,951
CSI Properties Ltd.	15,670,000	737,041
Genting Hong Kong Ltd. (a)	1,921,000	912,475
Hongkong Land Holdings Ltd.	281,000	2,040,060
Kunlun Energy Co. Ltd.	2,708,000	5,297,248
Luk Fook Holdings International Ltd.	274,000	776,789
Man Wah Holdings Ltd.	2,903,200	2,824,579
Mandarin Oriental International Ltd.	179,000	306,985
Oriental Watch Holdings Ltd.	5,778,000	1,883,770
Skyworth Digital Holdings Ltd.	996,000	820,144
TOTAL BERMUDA		24,156,786
Canada - 0.0%
Turquoise Hill Resources Ltd. (a)	57,400	404,526
Cayman Islands - 7.5%
51job, Inc. sponsored ADR (a)	18,300	1,054,080
7 Days Group Holdings Ltd. ADR (a)	97,200	1,320,948
Baoxin Auto Group Ltd.	855,500	746,343
Chailease Holding Co. Ltd.	386,000	1,162,319
China Lodging Group Ltd. ADR (a)	79,300	1,208,532
China Metal Recycling (Holdings) Ltd.	1,071,600	911,533
China Sanjiang Fine Chemicals	1,860,000	903,617
China Shanshui Cement Group Ltd.	3,834,000	2,168,935
China Shineway Pharmaceutical Group Ltd.	777,000	1,381,752
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,606,000	784,359
Coastal Energy Co. (a)	28,600	548,182
Country Garden Holdings Co. Ltd.	5,429,000	3,078,239
ENN Energy Holdings Ltd.	678,000	3,922,888
Haitian International Holdings Ltd.	1,211,000	2,072,393
Hengan International Group Co. Ltd.	913,000	9,435,720
Honghua Group Ltd.	2,593,000	1,263,061
Kingsoft Corp. Ltd.	2,125,000	2,445,346
KWG Property Holding Ltd.	5,847,500	4,038,917
Lee & Man Paper Manufacturing Ltd.	5,363,000	3,987,618
Lifestyle International Holdings Ltd.	300,500	663,720
Longfor Properties Co. Ltd.	1,289,000	2,152,721
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	172,300	4,240,303
New World Department Store China Ltd.	3,289,000	1,695,328
O-Net Communications Group Ltd.	2,756,000	621,509
Pacific Textile Holdings Ltd.	882,000	1,088,840
Pactera Technology International Ltd. ADR (d)	63,614	323,795
Samson Holding Ltd.	15,355,000	2,829,539
Shenzhou International Group Holdings Ltd.	158,000	458,110
Shimao Property Holdings Ltd.	1,023,500	2,205,231
SouFun Holdings Ltd. ADR (d)	111,800	2,860,962

	Shares	Value
Springland International Holdings Ltd.	8,803,000	$ 4,582,917
SPT Energy Group, Inc.	1,568,000	763,779
TCC International Holdings Ltd.	848,000	241,500
Tencent Holdings Ltd.	747,600	25,645,267
Tiangong International Co. Ltd.	3,066,000	865,259
TPK Holding Co. Ltd.	214,000	4,346,762
Wynn Macau Ltd.	1,495,600	4,538,750
Xueda Education Group sponsored ADR	345,700	1,178,837
Zhen Ding Technology Holding Ltd.	191,000	466,975
TOTAL CAYMAN ISLANDS		104,204,886
China - 12.6%
Air China Ltd. (H Shares)	6,542,000	5,294,197
China Communications Services Corp. Ltd. (H Shares)	15,380,000	11,257,308
China Construction Bank Corp. (H Shares)	42,369,000	35,488,811
China Eastern Airlines Corp. Ltd. (H Shares) (a)	2,084,000	835,195
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,927,000	2,681,774
China Merchants Bank Co. Ltd. (H Shares)	2,837,000	6,046,788
China Minsheng Banking Corp. Ltd. (H Shares)	4,026,500	5,173,122
China National Building Materials Co. Ltd. (H Shares)	5,358,000	6,324,527
China Oilfield Services Ltd. (H Shares)	1,702,000	3,355,683
China Pacific Insurance Group Co. Ltd. (H Shares)	2,196,600	7,897,417
China Petroleum & Chemical Corp. (H Shares)	4,838,000	5,339,046
China Railway Construction Corp. Ltd. (H Shares)	4,071,500	4,108,148
China Railway Group Ltd. (H Shares)	10,822,000	5,703,753
China Shenhua Energy Co. Ltd. (H Shares)	3,436,000	12,154,172
China Southern Airlines Ltd. (H Shares)	9,858,000	5,182,972
China Suntien Green Energy Corp. Ltd. (H Shares)	9,341,000	2,708,356
Great Wall Motor Co. Ltd. (H Shares)	1,168,500	5,066,916
Guangzhou R&F Properties Co. Ltd. (H Shares)	2,526,000	4,570,149
Huaneng Renewables Corp. Ltd. (H Shares) (a)	7,348,000	2,480,849
Industrial & Commercial Bank of China Ltd. (H Shares)	40,405,000	28,428,742
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,399,500	11,082,167
Sinotrans Ltd. (H Shares)	8,769,000	1,875,807
Yantai Changyu Pioneer Wine Co. (B Shares)	109,600	499,828
TOTAL CHINA		173,555,727
Hong Kong - 14.3%
AIA Group Ltd.	7,825,000	34,737,892
BOC Hong Kong (Holdings) Ltd.	2,412,000	8,298,860
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Cheung Kong Holdings Ltd.	1,068,000	$ 16,074,741
China Everbright Ltd.	1,786,000	2,840,053
China Mobile Ltd.	3,557,500	39,127,574
China Resources Power Holdings Co. Ltd.	2,122,000	6,945,587
City Telecom (HK) Ltd. (CTI)	5,820,000	1,767,823
Galaxy Entertainment Group Ltd. (a)	2,362,000	10,577,051
Hysan Development Co. Ltd.	1,231,000	6,099,360
Lai Sun Development Co. Ltd. (a)	17,139,000	514,602
Lenovo Group Ltd.	10,624,000	9,706,534
Magnificent Estates Ltd.	6,280,000	364,168
Melco International Development Ltd.	2,561,000	4,983,293
New World Development Co. Ltd.	2,946,838	5,141,677
PCCW Ltd.	23,743,000	12,085,443
Power Assets Holdings Ltd.	1,673,000	16,341,617
Singamas Container Holdings Ltd.	5,444,000	1,332,912
Sun Hung Kai Properties Ltd.	1,118,455	16,171,163
Vitasoy International Holdings Ltd.	1,546,000	1,872,696
Wing Hang Bank Ltd.	294,000	3,089,592
TOTAL HONG KONG		198,072,638
India - 9.9%
Aditya Birla Nuvo Ltd.	144,331	2,818,736
Apollo Hospitals Enterprise Ltd.	148,828	2,312,607
Apollo Tyres Ltd. (a)	1,705,002	3,067,956
Axis Bank Ltd.	357,348	9,935,985
Bharat Heavy Electricals Ltd.	389,187	1,397,332
Britannia Industries Ltd. (a)	60,530	653,783
Cox & Kings India Ltd.	272,710	655,550
Dena Bank	1,152,618	1,961,383
Dish TV India Ltd. (a)	720,138	908,137
Gateway Distriparks Ltd.	711,052	1,627,135
Grasim Industries Ltd. (a)	136,545	7,538,584
Hathway Cable & Datacom Ltd. (a)	541,559	2,552,192
HCL Infosystems Ltd.	1,248,955	907,316
HDFC Bank Ltd.	1,189,198	15,153,019
Hindalco Industries Ltd.	3,232,705	5,856,022
Housing Development Finance Corp. Ltd. (a)	1,082,822	17,096,022
ICICI Bank Ltd.	317,185	6,912,292
IDBI Bank Ltd. (a)	773,872	1,272,128
INFO Edge India Ltd.	35,689	234,437
Ipca Laboratories Ltd.	157,851	1,494,564
ITC Ltd.	1,516,701	9,290,623
Jaypee Infratech Ltd. (a)	1,444,828	1,003,857
Jubilant Foodworks Ltd. (a)	38,001	785,396
Larsen & Toubro Ltd.	177,786	5,007,879
Mahindra & Mahindra Financial Services Ltd.	1,075,345	4,561,979
Manappuram General Finance & Leasing Ltd.	1,235,432	399,269
Maruti Suzuki India Ltd.	161,371	5,234,429
McLeod Russel India Ltd. (a)	326,072	1,902,011

	Shares	Value
MindTree Consulting Ltd.	86,420	$ 1,290,706
Muthoot Finance Ltd. (a)	484,741	1,187,360
NIIT Technologies Ltd.	308,873	1,496,468
NTPC Ltd.	1,053,859	3,088,846
Opto Circuits India Ltd.	420,145	457,436
Petronet LNG Ltd.	1,529,759	3,976,490
Shriram City Union Finance Ltd.	116,415	2,227,032
Tata Chemicals Ltd. (a)	711,760	4,293,629
Tech Mahindra Ltd. (a)	123,023	2,184,440
Yes Bank Ltd.	416,951	3,993,528
Zydus Wellness Ltd.	30,317	250,736
TOTAL INDIA		136,987,294
Indonesia - 4.9%
PT ACE Hardware Indonesia Tbk	17,735,000	1,787,633
PT Bank Bukopin Tbk	30,934,000	2,927,151
PT Bank Mandiri (Persero) Tbk	11,383,000	12,293,264
PT Bank Rakyat Indonesia Tbk	22,842,000	22,084,276
PT BISI International Tbk	6,945,000	528,598
PT Global Mediacom Tbk	18,355,500	4,106,262
PT Kalbe Farma Tbk	29,997,000	4,288,583
PT Media Nusantara Citra Tbk	2,771,000	890,651
PT Pembangunan Perumahan Persero Tbk	27,536,500	4,021,780
PT Telkomunikasi Indonesia Tbk Series B	10,696,000	12,886,339
PT Tempo Scan Pacific Tbk	3,713,500	1,298,624
TOTAL INDONESIA		67,113,161
Japan - 0.2%
Fuji Media Holdings, Inc.	344	747,695
Suzuki Motor Corp.	86,700	2,227,861
TOTAL JAPAN		2,975,556
Korea (South) - 18.9%
Chong Kun Dang Pharmaceutical Corp.	20,260	1,127,384
CJ CheilJedang Corp.	9,712	2,874,076
CJ Corp.	81,483	10,688,256
DGB Financial Group Co. Ltd.	671,860	9,392,290
Hanjin Shipping Co. Ltd. (a)	386,030	2,887,489
Hotel Shilla Co.	149,000	7,871,931
Hyundai Hysco Co. Ltd.	70,030	1,957,974
Hyundai Motor Co.	114,974	20,821,621
Hyundai Steel Co.	91,021	6,296,056
Hyundai Wia Corp.	26,717	3,443,880
Industrial Bank of Korea	266,770	3,051,262
KCC Corp.	5,567	1,652,498
Korea Electric Power Corp. (a)	202,860	5,847,262
LG Chemical Ltd.	36,791	8,683,343
LG Home Shopping, Inc.	15,329	3,167,073
LG International Corp.	152,059	4,900,185
LG Telecom Ltd.	307,470	2,902,740
Lotte Samkang Co. Ltd.	12,393	9,899,907
Paradise Co. Ltd.	113,885	2,362,244
POSCO	48,512	13,939,739
S-Oil Corp.	94,950	7,627,992
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.	65,321	$ 90,129,796
Samsung Heavy Industries Co. Ltd.	316,600	10,073,281
SBS Contents Hub Co. Ltd.	48,411	648,199
Shinhan Financial Group Co. Ltd.	290,640	10,064,093
SK Chemicals Co. Ltd.	31,198	1,323,977
SK Energy Co. Ltd.	52,864	7,198,190
SK Holdings Co. Ltd.	54,679	7,867,230
Soulbrain Co. Ltd.	64,933	2,708,463
TOTAL KOREA (SOUTH)		261,408,431
Malaysia - 1.7%
Bumiputra-Commerce Holdings Bhd	5,398,900	13,734,589
Glomac Bhd	4,091,300	1,264,034
Malaysian Plantations Bhd	1,991,300	2,919,046
Telekom Malaysia Bhd	1,906,500	3,458,958
TIME dotCom Bhd	1,149,500	1,499,923
Top Glove Corp. Bhd	407,200	845,852
TOTAL MALAYSIA		23,722,402
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	546,877	4,212,419
Philippines - 1.9%
Alliance Global Group, Inc.	3,846,600	2,214,072
Cebu Air, Inc.	996,000	1,970,230
Manila Water Co., Inc.	8,153,200	7,910,634
PUREGOLD Price Club, Inc.	3,706,700	3,591,921
Security Bank Corp.	1,018,660	4,878,683
SM Investments Corp.	196,350	5,460,128
TOTAL PHILIPPINES		26,025,668
Singapore - 4.8%
Ascendas Real Estate Investment Trust	3,529,000	7,879,151
Avago Technologies Ltd.	156,100	4,988,956
Ezion Holdings Ltd.	411,000	680,718
First Resources Ltd.	2,781,000	3,906,089
Global Logistic Properties Ltd.	2,251,000	5,044,053
K-REIT Asia	226,800	278,045
Keppel Corp. Ltd.	1,134,000	9,860,469
Mapletree Industrial (REIT)	3,803,496	4,848,168
Mapletree Logistics Trust (REIT)	5,820,816	6,190,849
StarHub Ltd.	862,000	3,310,270
UOL Group Ltd.	1,588,000	9,192,531
Wilmar International Ltd.	2,131,000	5,761,330
Wing Tai Holdings Ltd.	883,000	1,562,832
Yanlord Land Group Ltd.	2,098,000	2,401,705
TOTAL SINGAPORE		65,905,166
Taiwan - 11.6%
ASUSTeK Computer, Inc.	1,066,000	12,416,785
Chicony Electronics Co. Ltd.	1,300,085	3,817,815
Chinatrust Financial Holding Co. Ltd.	17,718,471	10,754,854
Chipbond Technology Corp.	2,510,000	6,383,520
ECLAT Textile Co. Ltd.	125,000	754,493

	Shares	Value
Far EasTone Telecommunications Co. Ltd.	1,848,000	$ 4,505,636
Fubon Financial Holding Co. Ltd.	7,177,000	10,258,072
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,339,770	13,797,575
MediaTek, Inc.	1,193,000	14,563,581
Mega Financial Holding Co. Ltd.	7,350,000	5,670,142
Radiant Opto-Electronics Corp.	484,910	1,973,184
Taishin Financial Holdings Co. Ltd.	9,088,000	3,944,605
Taiwan Mobile Co. Ltd.	2,174,000	7,924,890
Taiwan Semiconductor Manufacturing Co. Ltd.	14,931,192	55,457,437
Unified-President Enterprises Corp.	4,002,030	7,884,637
Wowprime Corp.	50,000	706,172
TOTAL TAIWAN		160,813,398
Thailand - 7.3%
Advanced Info Service PCL (For. Reg.)	1,204,800	11,083,339
Airports of Thailand PCL (For. Reg.)	445,500	2,193,348
Amata Corp. PCL (For. Reg.)	2,698,400	2,114,589
Bangchak Petroleum PCL (For. Reg.)	1,184,500	1,462,968
Banpu PCL NVDR unit	164,900	1,915,874
BEC World PCL (For. Reg.)	1,281,000	2,924,259
Charoen Pokphand Foods PCL (For. Reg.)	3,902,100	4,221,181
Kasikornbank PCL:
NVDR	225,600	1,629,547
(For. Reg.)	1,767,800	13,010,044
LPN Development PCL unit	7,334,400	5,972,476
Preuksa Real Estate PCL (For. Reg.)	4,888,200	4,871,545
PTT Global Chemical PCL (For. Reg.)	2,592,838	6,448,967
PTT PCL (For. Reg.)	1,401,600	15,568,027
Siam Commercial Bank PCL (For. Reg.)	2,697,800	17,096,790
Sino-Thai Engineering & Construction PCL (For. Reg.)	1,009,657	963,216
Thai Tap Water Supply PCL (For. Reg.)	5,834,000	2,087,121
Thai Union Frozen Products PCL (For. Reg.)	975,200	1,877,302
Thanachart Capital PCL (For. Reg.)	2,122,700	3,453,456
Toyo-Thai Corp. PCL NVDR	823,400	1,542,998
TOTAL THAILAND		100,437,047
United Kingdom - 0.9%
HSBC Holdings PLC (Hong Kong)	257,489	2,818,057
Standard Chartered PLC (Hong Kong)	306,756	7,751,764
Vedanta Resources PLC	97,500	1,831,050
TOTAL UNITED KINGDOM		12,400,871
United States of America - 1.0%
China Natural Gas, Inc. (a)(d)	84,700	42,350
Citigroup, Inc.	71,500	3,336,190
Cognizant Technology Solutions Corp. Class A (a)	33,100	2,144,880
Common Stocks - continued
	Shares	Value
United States of America - continued
Las Vegas Sands Corp.	121,900	$ 6,856,875
Yum! Brands, Inc.	16,900	1,151,228
TOTAL UNITED STATES OF AMERICA		13,531,523
TOTAL COMMON STOCKS (Cost $1,212,173,675)		1,375,927,499
Money Market Funds - 0.4%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $5,548,350)	5,548,350	5,548,350
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,217,722,025)		1,381,475,849
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,464,187
NET ASSETS - 100%		$ 1,382,940,036
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,771
Fidelity Securities Lending Cash Central Fund	9,042
Total	$ 30,813
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 130,184,885	$ 120,207,077	$ 9,977,808	$ -
Consumer Staples	64,450,438	64,450,438	-	-
Energy	75,372,121	70,033,075	5,339,046	-
Financials	484,457,814	443,555,442	40,902,372	-
Health Care	13,206,802	13,206,802	-	-
Industrials	105,609,576	105,609,576	-	-
Information Technology	258,852,245	203,394,808	55,457,437	-
Materials	76,685,319	54,295,463	21,478,323	911,533
Telecommunication Services	110,042,420	58,028,507	52,013,913	-
Utilities	57,065,879	51,218,617	5,847,262	-
Money Market Funds	5,548,350	5,548,350	-	-
Total Investments in Securities:	$ 1,381,475,849	$ 1,189,548,155	$ 191,016,161	$ 911,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Asia Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,465,498) - See accompanying schedule: Unaffiliated issuers (cost $1,212,173,675)	$ 1,375,927,499
Fidelity Central Funds (cost $5,548,350)	5,548,350
Total Investments (cost $1,217,722,025)		$ 1,381,475,849
Foreign currency held at value (cost $1,510,133)		1,508,772
Receivable for investments sold		7,875,766
Receivable for fund shares sold		698,023
Dividends receivable		3,036,023
Distributions receivable from Fidelity Central Funds		2,416
Prepaid expenses		915
Receivable from investment adviser for expense reductions		2,548
Other receivables		799,743
Total assets		1,395,400,055

Liabilities
Payable to custodian bank	$ 763,894
Payable for investments purchased	1,814,191
Payable for fund shares redeemed	2,901,527
Accrued management fee	902,195
Other affiliated payables	305,224
Other payables and accrued expenses	224,638
Collateral on securities loaned, at value	5,548,350
Total liabilities		12,460,019

Net Assets		$ 1,382,940,036
Net Assets consist of:
Paid in capital		$ 1,486,865,913
Distributions in excess of net investment income		(223,445)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(267,361,683)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		163,659,251
Net Assets, for 45,180,968 shares outstanding		$ 1,382,940,036
Net Asset Value, offering price and redemption price per share ($1,382,940,036 ÷ 45,180,968 shares)		$ 30.61

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 9,668,359
Interest		68
Income from Fidelity Central Funds		30,813
Income before foreign taxes withheld		9,699,240
Less foreign taxes withheld		(831,453)
Total income		8,867,787

Expenses
Management fee Basic fee	$ 4,945,938
Performance adjustment	437,273
Transfer agent fees	1,527,676
Accounting and security lending fees	316,878
Custodian fees and expenses	374,085
Independent trustees' compensation	4,483
Registration fees	27,226
Audit	55,151
Legal	2,693
Interest	2,562
Miscellaneous	5,375
Total expenses before reductions	7,699,340
Expense reductions	(270,961)	7,428,379
Net investment income (loss)		1,439,408
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,731,080
Foreign currency transactions	(444,176)
Total net realized gain (loss)		18,286,904
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $299,951)	99,726,165
Assets and liabilities in foreign currencies	906
Total change in net unrealized appreciation (depreciation)		99,727,071
Net gain (loss)		118,013,975
Net increase (decrease) in net assets resulting from operations		$ 119,453,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Asia Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,439,408	$ 23,469,581
Net realized gain (loss)	18,286,904	(12,439,040)
Change in net unrealized appreciation (depreciation)	99,727,071	71,651,975
Net increase (decrease) in net assets resulting from operations	119,453,383	82,682,516
Distributions to shareholders from net investment income	(21,400,733)	(28,292,736)
Distributions to shareholders from net realized gain	(3,801,390)	-
Total distributions	(25,202,123)	(28,292,736)
Share transactions
Proceeds from sales of shares	145,405,956	151,864,540
Reinvestment of distributions	24,104,759	26,918,231
Cost of shares redeemed	(206,134,048)	(433,734,675)
Net increase (decrease) in net assets resulting from share transactions	(36,623,333)	(254,951,904)
Redemption fees	103,830	135,187
Total increase (decrease) in net assets	57,731,757	(200,426,937)

Net Assets
Beginning of period	1,325,208,279	1,525,635,216
End of period (including distributions in excess of net investment income of $223,445 and undistributed net investment income of $19,737,880, respectively)	$ 1,382,940,036	$ 1,325,208,279
Other Information
Shares
Sold	4,913,374	5,537,329
Issued in reinvestment of distributions	828,340	1,017,318
Redeemed	(6,941,547)	(16,016,403)
Net increase (decrease)	(1,199,833)	(9,461,756)

Financial Highlights

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.57	$ 27.32	$ 29.70	$ 23.98	$ 18.50	$ 49.39
Income from Investment Operations
Net investment income (loss) D	.03	.46	.50	.39	.58 G	.44
Net realized and unrealized gain (loss)	2.55	1.30	(2.30)	6.16	5.09	(28.21)
Total from investment operations	2.58	1.76	(1.80)	6.55	5.67	(27.77)
Distributions from net investment income	(.46)	(.51)	(.49)	(.43)	(.20)	(.28)
Distributions from net realized gain	(.08)	-	(.11)	(.40)	-	(2.89)
Total distributions	(.54)	(.51)	(.59) J	(.83)	(.20)	(3.17)
Redemption fees added to paid in capital D	- I	- I	.01	- I	.01	.05
Net asset value, end of period	$ 30.61	$ 28.57	$ 27.32	$ 29.70	$ 23.98	$ 18.50
Total Return B,C	9.12%	6.60%	(6.20)%	27.93%	31.08%	(59.64)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.10% A	.94%	.82%	.78%	1.14%	1.18%
Expenses net of fee waivers, if any	1.10% A	.94%	.82%	.78%	1.14%	1.18%
Expenses net of all reductions	1.06% A	.91%	.78%	.74%	.99%	1.04%
Net investment income (loss)	.21% A	1.68%	1.68%	1.50%	2.86% G	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,382,940	$ 1,325,208	$ 1,525,635	$ 1,717,562	$ 1,736,852	$ 1,605,632
Portfolio turnover rate F	70% A	94%	115%	105%	220%	147%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share. J Total distributions of $.59 per share is comprised of distributions from net investment income of $.485 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 220,765,222
Gross unrealized depreciation	(62,613,135)
Net unrealized appreciation (depreciation) on securities and other investments	$ 158,152,087

Tax cost	$ 1,223,323,762

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (266,190,956)
No expiration
Short-term	(12,780,014)
Total capital loss carryforward	$ (278,970,970)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $476,976,143 and $525,904,369, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $204 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,569,765.37%		$ 2,562

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,826 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,042. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $268,402 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,548.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Emerging Markets	1.09%
Actual		$ 1,000.00	$ 1,103.20	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Class K	.88%
Actual		$ 1,000.00	$ 1,104.50	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Brazil	11.8%
India	10.4%
Korea (South)	8.7%
Indonesia	7.6%
Mexico	7.2%
South Africa	7.0%
United States of America	6.6%
Philippines	3.8%
Cayman Islands	3.7%
Other	33.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Korea (South)	13.3%
Brazil	12.2%
India	7.8%
Indonesia	7.2%
United States of America	5.9%
Cayman Islands	5.8%
South Africa	5.6%
Thailand	4.0%
Russia	3.9%
Other	34.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	99.2	98.4
Short-Term Investments and Net Other Assets (Liabilities)	0.8	1.6
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.9	4.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.8	1.2
America Movil S.A.B. de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.5	0.0
Itau Unibanco Holding SA sponsored ADR (Brazil, Commercial Banks)	1.4	1.5
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	1.4	1.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.4	1.6
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.4	1.6
Hyundai Motor Co. (Korea (South), Automobiles)	1.2	1.6
Naspers Ltd. Class N (South Africa, Media)	1.1	1.0
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.1	0.5
	18.2
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.2	22.3
Consumer Discretionary	18.9	17.8
Information Technology	16.0	13.5
Consumer Staples	14.2	11.0
Industrials	13.0	9.5
Materials	5.0	10.4
Health Care	3.9	1.4
Energy	3.0	6.4
Telecommunication Services	2.0	2.9
Utilities	0.0	1.2

Semiannual Report

Fidelity Emerging Markets Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Bailiwick of Jersey - 0.4%
WPP PLC	598,000	$ 9,886,334
Bermuda - 1.7%
Brilliance China Automotive Holdings Ltd. (a)	12,162,000	14,888,759
Credicorp Ltd. (NY Shares)	136,532	20,560,354
Jardine Matheson Holdings Ltd.	182,800	11,869,204
TOTAL BERMUDA		47,318,317
Brazil - 11.4%
BM&F Bovespa SA	3,126,800	21,707,486
BR Malls Participacoes SA	1,454,200	17,153,128
BTG Pactual Participations Ltd. unit	802,600	13,225,901
CCR SA	1,916,100	18,751,587
Cielo SA	747,480	19,714,867
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	323,819	17,991,384
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	929,034	39,038,009
Iguatemi Empresa de Shopping Centers SA	980,600	11,718,679
Itau Unibanco Holding SA sponsored ADR	2,374,251	39,958,644
Localiza Rent A Car SA	770,725	13,690,649
Multiplan Empreendimentos Imobiliarios SA	552,667	15,775,490
Multiplus SA	774,800	12,771,663
Qualicorp SA (a)	1,417,300	13,799,327
Souza Cruz SA	1,161,667	17,842,323
Tegma Gestao Logistica SA	757,500	10,176,984
Totvs SA	701,374	13,187,899
Ultrapar Participacoes SA	718,200	19,114,907
Weg SA	203,600	2,694,654
TOTAL BRAZIL		318,313,581
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (e)	416,100	11,234,700
Canada - 0.1%
Ivanplats Ltd. (e)	549,975	1,637,724
Cayman Islands - 3.7%
Baidu.com, Inc. sponsored ADR (a)	158,460	13,603,791
Biostime International Holdings Ltd.	1,935,000	11,145,983
Eurasia Drilling Co. Ltd. GDR (Reg. S)	349,691	13,672,918
Haitian International Holdings Ltd.	8,633,000	14,773,714
Sands China Ltd.	2,328,000	12,209,764
Tencent Holdings Ltd.	1,126,700	38,649,709
TOTAL CAYMAN ISLANDS		104,055,879
Chile - 0.5%
Compania Cervecerias Unidas SA sponsored ADR	400,433	13,826,951

	Shares	Value
China - 2.0%
China Pacific Insurance Group Co. Ltd. (H Shares)	5,217,800	$ 18,759,511
Dongfeng Motor Group Co. Ltd. (H Shares)	10,002,000	14,899,599
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,923,500	23,150,206
TOTAL CHINA		56,809,316
Colombia - 1.0%
Almacenes Exito SA	767,219	12,577,609
Grupo de Inversiones Suramerica	739,510	15,599,904
TOTAL COLOMBIA		28,177,513
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	66,700	11,781,221
Finland - 0.9%
Kone Oyj (B Shares)	150,020	13,246,991
Nokian Tyres PLC	276,700	11,996,050
TOTAL FINLAND		25,243,041
France - 1.6%
Christian Dior SA	68,755	11,983,882
LVMH Moet Hennessy - Louis Vuitton SA	69,432	12,024,159
PPR SA	45,000	9,899,842
Sanofi SA sponsored ADR	216,670	11,559,345
TOTAL FRANCE		45,467,228
Germany - 0.4%
SAP AG	129,953	10,360,106
Ghana - 0.4%
Ecobank Transnational, Inc.	109,026,650	10,350,631
Hong Kong - 0.9%
AIA Group Ltd.	2,846,000	12,634,382
Galaxy Entertainment Group Ltd. (a)	3,035,000	13,590,749
TOTAL HONG KONG		26,225,131
India - 10.4%
Asian Paints India Ltd.	162,912	14,205,678
Bajaj Auto Ltd.	430,677	15,085,127
CRISIL Ltd.	682,666	11,361,871
Cummins India Ltd.	1,301,736	12,394,195
HDFC Bank Ltd.	2,081,976	26,528,990
Hindustan Unilever Ltd.	2,203,625	23,963,421
Housing Development Finance Corp. Ltd. (a)	1,858,341	29,340,222
ITC Ltd.	3,793,803	23,239,119
Jubilant Foodworks Ltd. (a)	576,546	11,915,928
Maruti Suzuki India Ltd.	420,686	13,645,889
Sun Pharmaceutical Industries Ltd.	1,031,393	18,271,516
Sun TV Ltd.	1,499,155	11,641,943
Tata Consultancy Services Ltd.	820,626	21,070,148
Tata Motors Ltd.	2,954,960	16,361,525
Common Stocks - continued
	Shares	Value
India - continued
Titan Industries Ltd. (a)	2,750,104	$ 13,867,061
TTK Prestige Ltd. (a)	182,069	11,824,395
United Spirits Ltd. (a)	400,265	16,484,417
TOTAL INDIA		291,201,445
Indonesia - 7.6%
PT Astra International Tbk	31,273,500	23,642,044
PT Bank Central Asia Tbk	20,780,500	22,976,594
PT Bank Rakyat Indonesia Tbk	22,555,500	21,807,280
PT Global Mediacom Tbk	54,358,500	12,160,401
PT Indocement Tunggal Prakarsa Tbk	6,396,500	17,368,708
PT Jasa Marga Tbk	22,081,000	15,216,499
PT Kalbe Farma Tbk	107,313,500	15,342,296
PT Media Nusantara Citra Tbk	43,487,000	13,977,537
PT Mitra Adiperkasa Tbk	14,825,500	12,580,111
PT Semen Gresik (Persero) Tbk	8,968,500	16,973,008
PT Surya Citra Media Tbk	44,610,000	12,847,287
PT Tower Bersama Infrastructure Tbk (a)	22,026,365	12,800,074
PT United Tractors Tbk	7,566,000	13,812,932
TOTAL INDONESIA		211,504,771
Ireland - 0.5%
Dragon Oil PLC	1,439,300	14,152,213
Italy - 0.4%
Prada SpA	1,347,100	12,142,761
Japan - 0.4%
Fanuc Corp.	76,700	11,578,031
Korea (South) - 8.7%
Hotel Shilla Co.	250,480	13,233,296
Hyundai Mobis	98,065	22,254,920
Hyundai Motor Co.	192,045	34,779,065
LG Household & Health Care Ltd.	29,987	16,849,836
NHN Corp.	78,659	21,135,481
Samsung Electronics Co. Ltd.	98,587	136,030,164
TOTAL KOREA (SOUTH)		244,282,762
Malaysia - 0.8%
Bumiputra-Commerce Holdings Bhd	8,948,500	22,764,631
Mexico - 7.2%
America Movil S.A.B. de CV Series L sponsored ADR	1,973,060	42,184,023
Banregio Grupo Financiero SA	1,933,300	10,666,164
Bolsa Mexicana de Valores SA de CV	3,696,196	10,069,770
Coca-Cola FEMSA S.A.B. de CV Series L	1,072,340	17,321,104
Fomento Economico Mexicano S.A.B. de CV unit	2,530,993	28,784,071
Grupo Aeroportuario del Pacifico SA de CV Series B	1,934,457	11,074,023
Grupo Financiero Banorte S.A.B. de CV Series O	3,101,600	23,387,867
Grupo Mexico SA de CV Series B	6,019,613	21,545,538

	Shares	Value
Grupo Televisa SA de CV	4,240,957	$ 21,532,576
Mexichem S.A.B. de CV	3,001,403	15,298,323
TOTAL MEXICO		201,863,459
Netherlands - 1.4%
ASML Holding NV (Netherlands) (d)	162,030	12,057,122
Heineken NV (Bearer) (d)	152,038	10,736,142
Yandex NV (a)	616,200	15,860,988
TOTAL NETHERLANDS		38,654,252
Nigeria - 1.0%
Guaranty Trust Bank PLC GDR (Reg. S)	1,770,177	14,515,451
Nigerian Breweries PLC	12,094,614	12,622,797
TOTAL NIGERIA		27,138,248
Panama - 0.5%
Copa Holdings SA Class A	112,376	14,112,178
Philippines - 3.8%
Alliance Global Group, Inc.	24,001,600	13,815,129
Ayala Corp.	1,016,800	15,829,236
International Container Terminal Services, Inc.	6,253,630	13,972,895
Metropolitan Bank & Trust Co.	4,935,460	14,923,249
Security Bank Corp.	2,944,210	14,100,746
SM Investments Corp.	623,820	17,347,272
SM Prime Holdings, Inc.	33,451,900	16,248,646
TOTAL PHILIPPINES		106,237,173
Russia - 2.9%
Magnit OJSC GDR (Reg. S)	471,400	24,041,400
NOVATEK OAO GDR (Reg. S)	185,500	18,772,600
Sberbank (Savings Bank of the Russian Federation) (a)	12,040,900	38,295,123
TOTAL RUSSIA		81,109,123
South Africa - 7.0%
Aspen Pharmacare Holdings Ltd.	875,490	19,015,212
Barloworld Ltd.	1,369,448	14,345,363
Bidvest Group Ltd.	745,300	19,381,870
Clicks Group Ltd.	1,815,527	11,572,758
Discovery Ltd.	1,752,474	15,963,362
Imperial Holdings Ltd.	749,170	16,588,854
Life Healthcare Group Holdings Ltd.	4,177,700	17,649,368
Mr Price Group Ltd.	1,172,386	16,851,212
Nampak Ltd.	3,919,700	14,405,940
Naspers Ltd. Class N	476,780	31,905,766
Shoprite Holdings Ltd.	994,500	18,850,449
TOTAL SOUTH AFRICA		196,530,154
Sweden - 0.4%
Atlas Copco AB (A Shares)	378,500	9,963,216
Switzerland - 1.7%
Compagnie Financiere Richemont SA Series A	156,068	12,605,621
Schindler Holding AG (Reg.)	79,490	11,635,394
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swatch Group AG (Bearer)	21,920	$ 12,553,667
Syngenta AG (Switzerland)	28,141	12,030,823
TOTAL SWITZERLAND		48,825,505
Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	21,478,000	79,773,594
Thailand - 3.0%
Airports of Thailand PCL (For. Reg.)	2,819,300	13,880,370
BEC World PCL (For. Reg.)	5,860,000	13,377,172
Kasikornbank PCL (For. Reg.)	3,145,100	23,146,221
Siam Commercial Bank PCL (For. Reg.)	3,476,300	22,030,385
Thai Beverage PCL	21,674,000	10,646,075
TOTAL THAILAND		83,080,223
Turkey - 3.4%
Coca-Cola Icecek A/S	485,327	13,535,825
Enka Insaat ve Sanayi A/S	4,652,000	14,375,724
Koc Holding A/S	2,779,000	16,818,937
TAV Havalimanlari Holding A/S	1,514,000	10,683,085
Tupras Turkiye Petrol Rafinelleri A/S	570,472	15,910,529
Turkiye Garanti Bankasi A/S	4,280,395	23,637,379
TOTAL TURKEY		94,961,479
United Kingdom - 2.9%
Aggreko PLC	430,485	11,916,125
British American Tobacco PLC (United Kingdom)	214,700	11,901,951
Burberry Group PLC	556,100	11,540,608
Diageo PLC	378,639	11,562,725
InterContinental Hotel Group PLC	402,000	11,877,541
Prudential PLC	701,792	12,067,016
Standard Chartered PLC (United Kingdom)	437,701	10,994,029
TOTAL UNITED KINGDOM		81,859,995
United States of America - 5.8%
American Tower Corp.	147,763	12,410,614
Colgate-Palmolive Co.	95,464	11,399,356
Cummins, Inc.	105,087	11,180,206
FMC Corp.	199,300	12,097,510
Google, Inc. Class A (a)	15,450	12,739,607
MasterCard, Inc. Class A	25,200	13,933,836
Mead Johnson Nutrition Co. Class A	153,788	12,470,669
Philip Morris International, Inc.	129,140	12,344,493
QUALCOMM, Inc.	184,266	11,354,471
Southern Copper Corp.	459,100	15,301,803
Tupperware Brands Corp.	119,900	9,627,970

	Shares	Value
Visa, Inc. Class A	80,300	$ 13,527,338
Yum! Brands, Inc.	185,320	12,623,998
TOTAL UNITED STATES OF AMERICA		161,011,871
TOTAL COMMON STOCKS (Cost $2,382,783,055)		2,753,434,757
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.4%
Marcopolo SA (PN)	1,645,100	10,944,036
Colombia - 0.4%
Banco Davivienda SA	816,847	10,929,581
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,411,369)		21,873,617
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.13% (b)	22,728,226	22,728,226
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	36,954,400	36,954,400
TOTAL MONEY MARKET FUNDS (Cost $59,682,626)		59,682,626
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,464,877,050)		2,834,991,000
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(35,986,984)
NET ASSETS - 100%		$ 2,799,004,016
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,872,424 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,993
Fidelity Securities Lending Cash Central Fund	143,013
Total	$ 168,006
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 534,423,413	$ 469,804,837	$ 51,771,289	$ 12,847,287
Consumer Staples	400,748,867	377,284,191	23,464,676	-
Energy	81,623,167	81,623,167	-	-
Financials	644,588,743	605,992,737	38,596,006	-
Health Care	107,418,285	107,418,285	-	-
Industrials	366,422,926	354,844,895	11,578,031	-
Information Technology	444,233,821	342,042,999	102,190,822	-
Materials	140,865,055	128,834,232	12,030,823	-
Telecommunication Services	54,984,097	54,984,097	-	-
Money Market Funds	59,682,626	59,682,626	-	-
Total Investments in Securities:	$ 2,834,991,000	$ 2,582,512,066	$ 239,631,647	$ 12,847,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,580,567) - See accompanying schedule: Unaffiliated issuers (cost $2,405,194,424)	$ 2,775,308,374
Fidelity Central Funds (cost $59,682,626)	59,682,626
Total Investments (cost $2,464,877,050)		$ 2,834,991,000
Foreign currency held at value (cost $2,183,673)		2,177,214
Receivable for investments sold		12,967,602
Receivable for fund shares sold		2,106,363
Dividends receivable		9,166,121
Distributions receivable from Fidelity Central Funds		81,733
Prepaid expenses		1,686
Receivable from investment adviser for expense reductions		15,738
Other receivables		2,433,493
Total assets		2,863,940,950

Liabilities
Payable for investments purchased	$ 10,184,194
Payable for fund shares redeemed	15,100,190
Accrued management fee	1,624,449
Other affiliated payables	607,328
Other payables and accrued expenses	466,373
Collateral on securities loaned, at value	36,954,400
Total liabilities		64,936,934

Net Assets		$ 2,799,004,016
Net Assets consist of:
Paid in capital		$ 2,563,668,045
Undistributed net investment income		5,979,091
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,507,903)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		369,864,783
Net Assets		$ 2,799,004,016

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($2,192,721,362 ÷ 90,950,360 shares)	$ 24.11

Class K: Net Asset Value, offering price and redemption price per share ($606,282,654 ÷ 25,178,174 shares)	$ 24.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 26,750,024
Interest		1,114
Income from Fidelity Central Funds		168,006
Income before foreign taxes withheld		26,919,144
Less foreign taxes withheld		(2,291,394)
Total income		24,627,750

Expenses
Management fee	$ 9,984,718
Transfer agent fees	3,067,446
Accounting and security lending fees	615,356
Custodian fees and expenses	995,306
Independent trustees' compensation	9,098
Registration fees	39,496
Audit	60,644
Legal	5,541
Interest	2,338
Miscellaneous	10,938
Total expenses before reductions	14,790,881
Expense reductions	(1,230,907)	13,559,974
Net investment income (loss)		11,067,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	187,215,149
Foreign currency transactions	(1,010,051)
Total net realized gain (loss)		186,205,098
Change in net unrealized appreciation (depreciation) on: Investment securities	80,498,172
Assets and liabilities in foreign currencies	97,718
Total change in net unrealized appreciation (depreciation)		80,595,890
Net gain (loss)		266,800,988
Net increase (decrease) in net assets resulting from operations		$ 277,868,764

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,067,776	$ 47,729,874
Net realized gain (loss)	186,205,098	21,976,330
Change in net unrealized appreciation (depreciation)	80,595,890	(38,586,040)
Net increase (decrease) in net assets resulting from operations	277,868,764	31,120,164
Distributions to shareholders from net investment income	(39,208,001)	(46,903,179)
Share transactions - net increase (decrease)	(251,470,958)	(578,640,528)
Redemption fees	139,611	392,465
Total increase (decrease) in net assets	(12,670,584)	(594,031,078)

Net Assets
Beginning of period	2,811,674,600	3,405,705,678
End of period (including undistributed net investment income of $5,979,091 and undistributed net investment income of $34,119,316, respectively)	$ 2,799,004,016	$ 2,811,674,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.15	$ 22.23	$ 25.72	$ 20.68	$ 13.71	$ 37.55
Income from Investment Operations
Net investment income (loss) D	.09	.33	.35	.23	.17	.42 G
Net realized and unrealized gain (loss)	2.17	(.11)	(3.48)	5.05	7.03	(22.73)
Total from investment operations	2.26	.22	(3.13)	5.28	7.20	(22.31)
Distributions from net investment income	(.30)	(.30)	(.24)	(.12)	(.24)	(.19)
Distributions from net realized gain	-	-	(.13)	(.14)	-	(1.37)
Total distributions	(.30)	(.30)	(.37)	(.25) J	(.24)	(1.56)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.01	.03
Net asset value, end of period	$ 24.11	$ 22.15	$ 22.23	$ 25.72	$ 20.68	$ 13.71
Total Return B, C	10.32%	1.03%	(12.33)%	25.76%	53.95%	(61.84)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09% A	1.09%	1.07%	1.14%	1.16%	1.07%
Expenses net of fee waivers, if any	1.09% A	1.09%	1.07%	1.14%	1.16%	1.07%
Expenses net of all reductions	1.01% A	1.03%	1.01%	1.09%	1.10%	1.02%
Net investment income (loss)	.74% A	1.50%	1.38%	1.00%	1.09%	1.47% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,192,721	$ 2,203,756	$ 2,907,884	$ 3,975,342	$ 3,649,582	$ 2,086,196
Portfolio turnover rate F	148% A	176%	122%	85%	88%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.15	$ 22.23	$ 25.75	$ 20.69	$ 13.72	$ 31.99
Income from Investment Operations
Net investment income (loss) D	.11	.37	.40	.28	.22	.15 G
Net realized and unrealized gain (loss)	2.18	(.10)	(3.48)	5.05	7.02	(18.43)
Total from investment operations	2.29	.27	(3.08)	5.33	7.24	(18.28)
Distributions from net investment income	(.36)	(.35)	(.32)	(.15)	(.28)	-
Distributions from net realized gain	-	-	(.13)	(.14)	-	-
Total distributions	(.36)	(.35)	(.45)	(.28) K	(.28)	-
Redemption fees added to paid in capital D	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 24.08	$ 22.15	$ 22.23	$ 25.75	$ 20.69	$ 13.72
Total Return B, C	10.45%	1.25%	(12.17)%	26.03%	54.44%	(57.11)%
Ratios to Average Net Assets E, I
Expenses before reductions	.88% A	.87%	.87%	.90%	.91%	.92% A
Expenses net of fee waivers, if any	.88% A	.87%	.87%	.90%	.91%	.92% A
Expenses net of all reductions	.79% A	.81%	.80%	.84%	.84%	.87% A
Net investment income (loss)	.95% A	1.72%	1.58%	1.24%	1.35%	2.02% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 606,283	$ 607,919	$ 497,821	$ 888,629	$ 270,075	$ 87,427
Portfolio turnover rate F	148% A	176%	122%	85%	88%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 397,133,059
Gross unrealized depreciation	(47,466,176)
Net unrealized appreciation (depreciation) on securities and other investments	$ 349,666,883

Tax cost	$ 2,485,324,117

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (300,796,983)
No expiration
Short-term	(12,148,815)
Total capital loss carryforward	$ (312,945,798)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,072,687,767 and $2,331,573,245, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	$ 2,915,013.26
Class K	152,433.05
	$ 3,067,446

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,005 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 21,107,545.36%		$ 2,338

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,715 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143,013, including $840 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,214,930 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $239.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $15,738.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Emerging Markets	$ 29,610,169	$ 38,359,433
Class K	9,597,832	8,543,746
Total	$ 39,208,001	$ 46,903,179

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Emerging Markets
Shares sold	6,655,059	17,560,683	$ 154,108,450	$ 382,055,836
Reinvestment of distributions	1,145,115	1,697,255	25,804,455	36,745,572
Shares redeemed	(16,341,757)	(50,595,892)	(378,498,129)	(1,110,238,720)
Net increase (decrease)	(8,541,583)	(31,337,954)	$ (198,585,224)	$ (691,437,312)
Class K
Shares sold	3,837,034	14,677,576	$ 88,915,609	$ 321,820,048
Reinvestment of distributions	426,903	395,361	9,597,831	8,543,746
Shares redeemed	(6,527,089)	(10,025,395)	(151,399,174)	(217,567,010)
Net increase (decrease)	(2,263,152)	5,047,542	$ (52,885,734)	$ 112,796,784

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Actual	1.07%	$ 1,000.00	$ 1,140.00	$ 5.68
Hypothetical A		$ 1,000.00	$ 1,019.49	$ 5.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom	31.5%
Germany	14.1%
Switzerland	13.8%
France	11.4%
Italy	4.6%
United States of America	3.2%
Ireland	2.8%
Belgium	2.8%
Denmark	2.5%
Other	13.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom	37.2%
France	10.9%
Germany	10.1%
Switzerland	8.2%
Spain	6.8%
United States of America	4.8%
Netherlands	4.7%
Italy	3.8%
Bailiwick of Jersey	3.7%
Other	9.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	99.8
Short-Term Investments and Net Other Assets (Liabilities)	1.4	0.2
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	3.9	3.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.4	0.0
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.7	0.0
Sanofi SA (France, Pharmaceuticals)	2.5	3.1
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.4	1.9
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.8	1.4
Bayer AG (Germany, Pharmaceuticals)	1.7	1.7
Diageo PLC (United Kingdom, Beverages)	1.6	0.0
BASF AG (Germany, Chemicals)	1.6	0.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.6	1.7
	23.2
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	17.2
Consumer Staples	18.3	17.2
Consumer Discretionary	13.3	17.6
Industrials	13.1	9.9
Health Care	12.4	11.8
Materials	7.3	8.1
Energy	6.3	8.5
Information Technology	3.5	5.5
Telecommunication Services	2.6	4.0
Utilities	1.5	0.0

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Austria - 0.6%
Erste Group Bank AG	63,200	$ 1,980,904
Bailiwick of Jersey - 1.1%
Informa PLC	235,807	1,750,870
Wolseley PLC	37,825	1,870,186
TOTAL BAILIWICK OF JERSEY		3,621,056
Belgium - 2.8%
Anheuser-Busch InBev SA NV	61,400	5,898,733
KBC Groupe SA	46,616	1,829,450
UCB SA	24,000	1,418,513
TOTAL BELGIUM		9,146,696
Bermuda - 0.8%
Bunge Ltd.	18,400	1,328,664
Signet Jewelers Ltd.	20,000	1,374,600
TOTAL BERMUDA		2,703,264
Canada - 0.4%
Goldcorp, Inc.	41,000	1,213,579
Denmark - 2.5%
Coloplast A/S Series B	28,500	1,550,582
FLSmidth & Co. A/S	23,800	1,384,420
Novo Nordisk A/S Series B	30,130	5,303,628
TOTAL DENMARK		8,238,630
Finland - 1.7%
Amer Group PLC (A Shares)	97,200	1,653,857
Raisio Group PLC (V Shares)	193,500	828,197
Sampo Oyj (A Shares) (c)	74,100	2,956,856
TOTAL FINLAND		5,438,910
France - 11.4%
Atos Origin SA	23,587	1,641,674
AXA SA	185,500	3,472,642
BNP Paribas SA	84,160	4,689,408
Christian Dior SA	26,800	4,671,195
Ipsos SA	24,800	831,206
Legrand SA	44,700	2,083,032
PPR SA	19,500	4,289,932
Publicis Groupe SA	35,800	2,490,295
Sanofi SA	76,517	8,272,681
Schneider Electric SA	45,800	3,492,314
Technip SA	17,600	1,889,033
TOTAL FRANCE		37,823,412
Germany - 13.0%
adidas AG	29,200	3,049,477
BASF AG (c)	56,822	5,307,067
Bayer AG (c)	53,600	5,592,023
Beiersdorf AG	17,700	1,602,097
Brenntag AG	12,800	2,182,133
CTS Eventim AG	40,936	1,580,930

	Shares	Value
Daimler AG (Germany)	60,887	$ 3,368,978
Deutsche Bank AG	21,500	989,710
Deutsche Boerse AG	31,800	1,985,065
Deutsche Post AG	114,203	2,710,202
ElringKlinger AG	32,700	1,067,348
GEA Group AG	57,796	1,954,999
GSW Immobilien AG	33,300	1,336,245
HeidelbergCement Finance AG	29,100	2,095,132
Linde AG	19,600	3,706,635
SAP AG	58,493	4,663,176
TOTAL GERMANY		43,191,217
Ireland - 2.8%
DCC PLC (Ireland)	51,600	1,888,459
Dragon Oil PLC	122,600	1,205,490
FBD Holdings PLC	84,700	1,375,916
Greencore Group PLC	818,819	1,354,587
Kingspan Group PLC (United Kingdom)	122,600	1,480,167
Ryanair Holdings PLC sponsored ADR	42,800	1,854,952
TOTAL IRELAND		9,159,571
Israel - 0.3%
Israel Chemicals Ltd.	86,800	1,032,399
Italy - 4.6%
Astaldi SpA	187,400	1,294,447
Azimut Holding SpA	78,700	1,463,453
Banca Popolare dell'Emilia Romagna Scrl	158,600	1,343,023
Beni Stabili SpA SIIQ	2,388,600	1,682,932
Enel SpA	346,598	1,340,144
ENI SpA	206,900	4,937,959
Prada SpA	171,600	1,546,803
Prysmian SpA	86,400	1,744,316
TOTAL ITALY		15,353,077
Luxembourg - 0.4%
Eurofins Scientific SA	6,500	1,412,429
Netherlands - 1.0%
ASML Holding NV (Netherlands)	34,292	2,551,767
LyondellBasell Industries NV Class A	13,600	825,520
TOTAL NETHERLANDS		3,377,287
Norway - 2.4%
DnB ASA	192,000	3,138,125
Merkantildata ASA	125,600	1,344,975
Telenor ASA	146,800	3,299,277
TOTAL NORWAY		7,782,377
Russia - 0.5%
Magnit OJSC GDR (Reg. S)	31,700	1,616,700
Spain - 1.4%
Criteria CaixaCorp SA	641,700	2,375,539
Repsol YPF SA	95,919	2,248,505
TOTAL SPAIN		4,624,044
Common Stocks - continued
	Shares	Value
Sweden - 2.3%
ASSA ABLOY AB (B Shares)	56,400	$ 2,246,062
Svenska Cellulosa AB (SCA) (B Shares)	91,100	2,365,686
Svenska Handelsbanken AB (A Shares)	65,000	2,952,608
TOTAL SWEDEN		7,564,356
Switzerland - 13.8%
Adecco SA (Reg.)	34,951	1,869,341
Aryzta AG	39,760	2,467,361
Nestle SA	183,415	13,079,782
Partners Group Holding AG	8,500	2,180,308
Roche Holding AG (participation certificate)	45,140	11,282,573
Schindler Holding AG (participation certificate)	18,323	2,747,071
Syngenta AG (Switzerland)	9,497	4,060,152
UBS AG	255,647	4,560,339
Zurich Insurance Group AG	12,855	3,589,114
TOTAL SWITZERLAND		45,836,041
Turkey - 0.4%
Coca-Cola Icecek A/S	50,000	1,394,506
United Kingdom - 31.5%
Anglo American PLC (United Kingdom)	49,400	1,200,910
Associated British Foods PLC	79,200	2,380,540
Barclays PLC	800,563	3,572,495
BG Group PLC	85,600	1,442,025
BHP Billiton PLC	173,546	4,882,333
British American Tobacco PLC (United Kingdom)	141,000	7,816,372
British Land Co. PLC	214,618	1,981,925
Bunzl PLC	98,300	1,952,960
Centrica PLC	652,600	3,760,887
Compass Group PLC	221,700	2,916,879
Dechra Pharmaceuticals PLC	148,300	1,653,998
Diageo PLC	174,782	5,337,422
Galliford Try PLC	104,400	1,598,183
GlaxoSmithKline PLC	176,900	4,564,285
HSBC Holdings PLC (United Kingdom)	362,900	3,974,477
ICAP PLC	307,600	1,375,139
ITV PLC	944,700	1,847,519
Kingfisher PLC	338,400	1,645,822
London Stock Exchange Group PLC	91,700	1,910,150
Meggitt PLC	278,400	2,026,473
Next PLC	34,300	2,322,471
Prudential PLC	246,341	4,235,729
Rolls-Royce Group PLC Class C	197,941	3,474,430
Royal Dutch Shell PLC Class B (United Kingdom)	251,481	8,821,310
Schroders PLC	47,700	1,730,113
Serco Group PLC	192,003	1,844,663
SIG PLC	677,300	1,705,428

	Shares	Value
Standard Chartered PLC (United Kingdom)	172,654	$ 4,336,666
Taylor Wimpey PLC	1,817,900	2,626,167
Tesco PLC	662,300	3,766,892
Unilever PLC	114,100	4,943,580
Vodafone Group PLC	1,709,500	5,216,192
William Hill PLC	250,000	1,654,318
TOTAL UNITED KINGDOM		104,518,753
United States of America - 1.8%
Beam, Inc.	23,200	1,501,272
Colgate-Palmolive Co.	12,800	1,528,448
Oracle Corp.	43,900	1,439,042
Philip Morris International, Inc.	15,900	1,519,881
TOTAL UNITED STATES OF AMERICA		5,988,643
TOTAL COMMON STOCKS (Cost $293,296,965)		323,017,851
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Volkswagen AG	18,300	3,709,018
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	23,554,979	36,589
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,135,483)		3,745,607
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.13% (a)	3,161,756	3,161,756
Fidelity Securities Lending Cash Central Fund, 0.12% (a)(b)	14,519,761	14,519,761
TOTAL MONEY MARKET FUNDS (Cost $17,681,517)		17,681,517
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $314,113,965)		344,444,975
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(12,967,343)
NET ASSETS - 100%		$ 331,477,632
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,485
Fidelity Securities Lending Cash Central Fund	93,223
Total	$ 96,708
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,397,685	$ 44,397,685	$ -	$ -
Consumer Staples	60,730,720	23,654,831	37,075,889	-
Energy	20,544,322	6,785,053	13,759,269	-
Financials	67,018,331	49,685,581	17,332,750	-
Health Care	41,050,712	22,910,118	18,140,594	-
Industrials	43,440,827	43,440,827	-	-
Information Technology	11,640,634	4,425,691	7,214,943	-
Materials	24,323,727	15,381,242	8,942,485	-
Telecommunication Services	8,515,469	3,299,277	5,216,192	-
Utilities	5,101,031	5,101,031	-	-
Money Market Funds	17,681,517	17,681,517	-	-
Total Investments in Securities:	$ 344,444,975	$ 236,762,853	$ 107,682,122	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 11,229,698
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,784,821) - See accompanying schedule: Unaffiliated issuers (cost $296,432,448)	$ 326,763,458
Fidelity Central Funds (cost $17,681,517)	17,681,517
Total Investments (cost $314,113,965)		$ 344,444,975
Foreign currency held at value (cost $181,558)		181,848
Receivable for investments sold		5,730,729
Receivable for fund shares sold		94,907
Dividends receivable		1,700,689
Distributions receivable from Fidelity Central Funds		50,946
Prepaid expenses		205
Receivable from investment adviser for expense reductions		2,474
Other receivables		45,541
Total assets		352,252,314

Liabilities
Payable to custodian bank	$ 181
Payable for investments purchased	5,605,468
Payable for fund shares redeemed	331,623
Accrued management fee	195,068
Other affiliated payables	77,617
Other payables and accrued expenses	44,964
Collateral on securities loaned, at value	14,519,761
Total liabilities		20,774,682

Net Assets		$ 331,477,632
Net Assets consist of:
Paid in capital		$ 570,434,108
Undistributed net investment income		2,280,786
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(271,593,809)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,356,547
Net Assets, for 16,240,348 shares outstanding		$ 331,477,632
Net Asset Value, offering price and redemption price per share ($331,477,632 ÷ 16,240,348 shares)		$ 20.41

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,918,772
Interest		8
Income from Fidelity Central Funds		96,708
Income before foreign taxes withheld		5,015,488
Less foreign taxes withheld		(380,405)
Total income		4,635,083

Expenses
Management fee Basic fee	$ 1,171,939
Performance adjustment	55,321
Transfer agent fees	380,509
Accounting and security lending fees	86,254
Custodian fees and expenses	30,260
Independent trustees' compensation	1,082
Registration fees	23,208
Audit	30,248
Legal	806
Interest	136
Miscellaneous	1,220
Total expenses before reductions	1,780,983
Expense reductions	(106,667)	1,674,316
Net investment income (loss)		2,960,767
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,071,515
Foreign currency transactions	(67,430)
Total net realized gain (loss)		37,004,085
Change in net unrealized appreciation (depreciation) on: Investment securities	2,714,377
Assets and liabilities in foreign currencies	27,402
Total change in net unrealized appreciation (depreciation)		2,741,779
Net gain (loss)		39,745,864
Net increase (decrease) in net assets resulting from operations		$ 42,706,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Capital Appreciation Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,960,767	$ 6,852,503
Net realized gain (loss)	37,004,085	(20,276,026)
Change in net unrealized appreciation (depreciation)	2,741,779	45,195,770
Net increase (decrease) in net assets resulting from operations	42,706,631	31,772,247
Distributions to shareholders from net investment income	(6,903,907)	(7,037,971)
Distributions to shareholders from net realized gain	-	(136,470)
Total distributions	(6,903,907)	(7,174,441)
Share transactions Proceeds from sales of shares	40,119,124	23,262,285
Reinvestment of distributions	6,562,117	6,834,917
Cost of shares redeemed	(60,033,826)	(78,869,598)
Net increase (decrease) in net assets resulting from share transactions	(13,352,585)	(48,772,396)
Redemption fees	4,567	4,159
Total increase (decrease) in net assets	22,454,706	(24,170,431)

Net Assets
Beginning of period	309,022,926	333,193,357
End of period (including undistributed net investment income of $2,280,786 and undistributed net investment income of $6,223,926, respectively)	$ 331,477,632	$ 309,022,926
Other Information Shares
Sold	2,089,161	1,368,457
Issued in reinvestment of distributions	355,478	433,138
Redeemed	(3,090,916)	(4,755,853)
Net increase (decrease)	(646,277)	(2,954,258)

Financial Highlights

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.30	$ 16.79	$ 18.56	$ 17.16	$ 14.27	$ 32.66
Income from Investment Operations
Net investment income (loss) D	.17	.38	.31	.19	.31	.50
Net realized and unrealized gain (loss)	2.35	1.50	(1.89)	1.53	3.14	(14.11)
Total from investment operations	2.52	1.88	(1.58)	1.72	3.45	(13.61)
Distributions from net investment income	(.41)	(.36)	(.19)	(.32)	(.56)	(.56)
Distributions from net realized gain	-	(.01)	-	-	-	(4.22)
Total distributions	(.41)	(.37)	(.19)	(.32)	(.56)	(4.78)
Redemption fee added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 20.41	$ 18.30	$ 16.79	$ 18.56	$ 17.16	$ 14.27
Total Return B,C	14.00%	11.54%	(8.65)%	10.08%	25.79%	(48.58)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.07% A	.95%	1.02%	1.03%	1.10%	1.16%
Expenses net of fee waivers, if any	1.07% A	.95%	1.02%	1.03%	1.10%	1.16%
Expenses net of all reductions	1.01% A	.92%	.98%	.96%	1.07%	1.12%
Net investment income (loss)	1.78% A	2.25%	1.65%	1.13%	2.16%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,478	$ 309,023	$ 333,193	$ 457,849	$ 520,984	$ 493,654
Portfolio turnover rate F	177% A	92%	116%	133%	111%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In June 2013 the Board of Trustees approved the closing of the Fund to new accounts with certain exceptions effective after the close of business on July 19, 2013.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,777,411
Gross unrealized depreciation	(5,217,518)
Net unrealized appreciation (depreciation) on securities and other investments	$ 28,559,893

Tax cost	$ 315,885,082

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (147,320,172)
2017	(137,143,469)
Total with expiration	(284,463,641)
No expiration
Short-term	(10,703,022)
Long-term	(10,578,197)
Total no expiration	(21,281,219)
Total capital loss carryforward	$ (305,744,860)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $287,892,841 and $309,248,724, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .74% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $549 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,462,000.38%		$ 136

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $430 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $93,223. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $104,193 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,474.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Actual	1.06%	$ 1,000.00	$ 1,142.80	$ 5.63
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United Kingdom	31.5%
Germany	14.1%
Switzerland	13.8%
France	11.4%
Italy	4.6%
United States of America	3.6%
Ireland	2.8%
Belgium	2.7%
Denmark	2.5%
Other	13.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom	30.4%
Germany	14.4%
Switzerland	13.9%
France	12.9%
Italy	4.2%
United States of America	4.0%
Norway	3.2%
Spain	2.5%
Netherlands	2.4%
Other	12.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.2	97.2
Short-Term Investments and Net Other Assets (Liabilities)	1.8	2.8
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	3.9	4.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.5	3.1
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.7	2.8
Sanofi SA (France, Pharmaceuticals)	2.5	2.4
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.4	2.4
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.8	1.8
Bayer AG (Germany, Pharmaceuticals)	1.7	1.8
Diageo PLC (United Kingdom, Beverages)	1.6	1.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.6	2.7
BASF AG (Germany, Chemicals)	1.6	1.9
	23.3
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	17.0
Consumer Staples	18.3	16.6
Consumer Discretionary	13.4	11.9
Industrials	12.9	11.3
Health Care	12.4	11.6
Materials	7.2	9.8
Energy	6.3	8.8
Information Technology	3.5	3.8
Telecommunication Services	2.6	3.9
Utilities	1.6	2.5

Semiannual Report

Fidelity Europe Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Austria - 0.6%
Erste Group Bank AG	135,700	$ 4,253,301
Bailiwick of Jersey - 1.1%
Informa PLC	494,505	3,671,706
Wolseley PLC	80,860	3,997,972
TOTAL BAILIWICK OF JERSEY		7,669,678
Belgium - 2.7%
Anheuser-Busch InBev SA NV (d)	131,800	12,662,101
KBC Groupe SA	99,696	3,912,580
UCB SA	50,600	2,990,699
TOTAL BELGIUM		19,565,380
Bermuda - 0.8%
Bunge Ltd.	38,800	2,801,748
Signet Jewelers Ltd.	42,600	2,927,898
TOTAL BERMUDA		5,729,646
Canada - 0.4%
Goldcorp, Inc.	87,000	2,575,155
Denmark - 2.5%
Coloplast A/S Series B	61,000	3,318,790
FLSmidth & Co. A/S	50,500	2,937,530
Novo Nordisk A/S Series B	64,001	11,265,765
TOTAL DENMARK		17,522,085
Finland - 1.6%
Amer Group PLC (A Shares)	207,600	3,532,313
Raisio Group PLC (V Shares)	414,500	1,774,096
Sampo Oyj (A Shares)	156,900	6,260,873
TOTAL FINLAND		11,567,282
France - 11.4%
Atos Origin SA	50,064	3,484,495
AXA SA (d)	398,100	7,452,609
BNP Paribas SA	180,661	10,066,459
Christian Dior SA	56,600	9,865,286
Ipsos SA	53,300	1,786,423
Legrand SA	94,100	4,385,086
PPR SA	41,300	9,085,855
Publicis Groupe SA	75,900	5,279,703
Sanofi SA	167,504	18,109,794
Schneider Electric SA (d)	98,400	7,503,138
Technip SA	37,200	3,992,729
TOTAL FRANCE		81,011,577
Germany - 13.0%
adidas AG	61,400	6,412,256
BASF AG (d)	121,967	11,391,485
Bayer AG (d)	117,400	12,248,199
Beiersdorf AG	37,400	3,385,223
Brenntag AG	27,200	4,637,034
CTS Eventim AG	86,620	3,345,226

	Shares	Value
Daimler AG (Germany)	130,790	$ 7,236,827
Deutsche Bank AG	46,100	2,122,122
Deutsche Boerse AG	67,100	4,188,612
Deutsche Post AG	242,715	5,759,976
ElringKlinger AG	68,893	2,248,709
GEA Group AG	121,605	4,113,394
GSW Immobilien AG	70,300	2,820,961
HeidelbergCement Finance AG	61,400	4,420,656
Linde AG	41,700	7,886,055
SAP AG	128,047	10,208,156
TOTAL GERMANY		92,424,891
Ireland - 2.8%
DCC PLC (Ireland)	109,500	4,007,485
Dragon Oil PLC	259,300	2,549,621
FBD Holdings PLC	179,100	2,909,404
Greencore Group PLC	2,060,100	3,408,060
Kingspan Group PLC (United Kingdom)	259,200	3,129,358
Ryanair Holdings PLC sponsored ADR	90,200	3,909,268
TOTAL IRELAND		19,913,196
Israel - 0.3%
Israel Chemicals Ltd.	178,700	2,125,458
Italy - 4.6%
Astaldi SpA	395,300	2,730,496
Azimut Holding SpA	166,400	3,094,264
Banca Popolare dell'Emilia Romagna Scrl	333,500	2,824,074
Beni Stabili SpA SIIQ	5,059,000	3,564,411
Enel SpA	745,009	2,880,626
ENI SpA	453,000	10,811,480
Prada SpA	362,700	3,269,378
Prysmian SpA	180,600	3,646,105
TOTAL ITALY		32,820,834
Luxembourg - 0.4%
Eurofins Scientific SA	13,700	2,976,965
Netherlands - 1.0%
ASML Holding NV (Netherlands)	72,455	5,391,587
LyondellBasell Industries NV Class A	29,200	1,772,440
TOTAL NETHERLANDS		7,164,027
Norway - 2.3%
DnB ASA	410,800	6,714,281
Merkantildata ASA	267,700	2,866,639
Telenor ASA	310,400	6,976,128
TOTAL NORWAY		16,557,048
Russia - 0.5%
Magnit OJSC GDR (Reg. S)	68,400	3,488,400
Spain - 1.4%
Criteria CaixaCorp SA (d)	1,377,540	5,099,579
Repsol YPF SA	203,603	4,772,802
TOTAL SPAIN		9,872,381
Common Stocks - continued
	Shares	Value
Sweden - 2.2%
ASSA ABLOY AB (B Shares) (d)	119,200	$ 4,746,996
Svenska Cellulosa AB (SCA) (B Shares)	192,100	4,988,456
Svenska Handelsbanken AB (A Shares)	138,900	6,309,496
TOTAL SWEDEN		16,044,948
Switzerland - 13.8%
Adecco SA (Reg.)	74,314	3,974,656
Aryzta AG	85,140	5,283,478
Nestle SA	393,694	28,075,302
Partners Group Holding AG	17,940	4,601,732
Roche Holding AG (participation certificate)	98,817	24,698,936
Schindler Holding AG (participation certificate)	38,599	5,786,944
Syngenta AG (Switzerland)	20,039	8,567,061
UBS AG (NY Shares)	535,800	9,531,882
Zurich Insurance Group AG	27,116	7,570,783
TOTAL SWITZERLAND		98,090,774
Turkey - 0.4%
Coca-Cola Icecek A/S	104,000	2,900,572
United Kingdom - 31.5%
Anglo American PLC (United Kingdom)	106,100	2,579,283
Associated British Foods PLC	167,800	5,043,619
Barclays PLC	1,712,459	7,641,812
BG Group PLC	181,500	3,057,564
BHP Billiton PLC	365,953	10,295,280
British American Tobacco PLC (United Kingdom)	308,700	17,112,866
British Land Co. PLC	458,646	4,235,442
Bunzl PLC	206,400	4,100,620
Centrica PLC	1,428,700	8,233,496
Compass Group PLC	469,500	6,177,153
Dechra Pharmaceuticals PLC	312,800	3,488,675
Diageo PLC	382,616	11,684,173
Galliford Try PLC	218,600	3,346,387
GlaxoSmithKline PLC	373,500	9,636,859
HSBC Holdings PLC (United Kingdom)	779,022	8,531,842
ICAP PLC	649,600	2,904,064
ITV PLC	1,995,300	3,902,144
Kingfisher PLC	727,500	3,538,224
London Stock Exchange Group PLC	191,700	3,993,192
Meggitt PLC	591,800	4,307,711
Next PLC	72,600	4,915,784
Prudential PLC	528,762	9,091,838
Rolls-Royce Group PLC	418,064	7,338,217
Rolls-Royce Group PLC (C Shares) (a)	30,982,464	48,127
Royal Dutch Shell PLC Class B (United Kingdom)	539,794	18,934,592
Schroders PLC	102,400	3,714,122
Serco Group PLC	409,727	3,936,440
SIG PLC	1,443,900	3,635,712

	Shares	Value
Standard Chartered PLC (United Kingdom)	369,318	$ 9,276,407
Taylor Wimpey PLC	3,888,674	5,617,639
Tesco PLC	1,408,100	8,008,697
Unilever PLC	241,500	10,463,406
Vodafone Group PLC	3,742,200	11,418,563
William Hill PLC	595,988	3,943,814
TOTAL UNITED KINGDOM		224,153,764
United States of America - 1.8%
Beam, Inc.	49,500	3,203,145
Colgate-Palmolive Co.	27,500	3,283,775
Oracle Corp.	92,600	3,035,428
Philip Morris International, Inc.	34,000	3,250,060
TOTAL UNITED STATES OF AMERICA		12,772,408
TOTAL COMMON STOCKS (Cost $590,307,533)		691,199,770
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Volkswagen AG	38,700	7,843,662
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	49,749,616	77,279
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,463,247)		7,920,941
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 0.13% (b)	8,343,244	8,343,244
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	58,777,089	58,777,089
TOTAL MONEY MARKET FUNDS (Cost $67,120,333)		67,120,333
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $663,891,113)		766,241,044
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(54,341,465)
NET ASSETS - 100%		$ 711,899,579
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,549
Fidelity Securities Lending Cash Central Fund	156,795
Total	$ 170,344
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 94,600,000	$ 94,600,000	$ -	$ -
Consumer Staples	130,817,177	50,819,329	79,997,848	-
Energy	44,118,788	14,372,716	29,746,072	-
Financials	142,686,142	115,298,528	27,387,614	-
Health Care	88,734,682	49,722,264	39,012,418	-
Industrials	92,055,931	92,055,931	-	-
Information Technology	24,986,305	9,386,562	15,599,743	-
Materials	51,612,873	32,750,532	18,862,341	-
Telecommunication Services	18,394,691	6,976,128	11,418,563	-
Utilities	11,114,122	11,114,122	-	-
Money Market Funds	67,120,333	67,120,333	-	-
Total Investments in Securities:	$ 766,241,044	$ 544,216,445	$ 222,024,599	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 25,860,835
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $55,995,683) - See accompanying schedule: Unaffiliated issuers (cost $596,770,780)	$ 699,120,711
Fidelity Central Funds (cost $67,120,333)	67,120,333
Total Investments (cost $663,891,113)		$ 766,241,044
Foreign currency held at value (cost $737,002)		737,002
Receivable for investments sold		12,275,837
Receivable for fund shares sold		731,121
Dividends receivable		3,754,883
Distributions receivable from Fidelity Central Funds		127,952
Prepaid expenses		410
Receivable from investment adviser for expense reductions		4,934
Other receivables		44,497
Total assets		783,917,680

Liabilities
Payable for investments purchased	$ 12,121,124
Payable for fund shares redeemed	482,620
Accrued management fee	429,419
Other affiliated payables	149,978
Other payables and accrued expenses	57,871
Collateral on securities loaned, at value	58,777,089
Total liabilities		72,018,101

Net Assets		$ 711,899,579
Net Assets consist of:
Paid in capital		$ 884,863,958
Undistributed net investment income		5,178,847
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(280,553,154)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		102,409,928
Net Assets, for 21,144,360 shares outstanding		$ 711,899,579
Net Asset Value, offering price and redemption price per share ($711,899,579 ÷ 21,144,360 shares)		$ 33.67

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 11,328,534
Interest		39
Income from Fidelity Central Funds		170,344
Income before foreign taxes withheld		11,498,917
Less foreign taxes withheld		(800,677)
Total income		10,698,240

Expenses
Management fee
Basic fee	$ 2,371,128
Performance adjustment	203,851
Transfer agent fees	699,918
Accounting and security lending fees	165,486
Custodian fees and expenses	46,525
Independent trustees' compensation	2,246
Registration fees	20,269
Audit	41,579
Legal	3,702
Miscellaneous	2,403
Total expenses before reductions	3,557,107
Expense reductions	(182,031)	3,375,076
Net investment income (loss)		7,323,164
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,266,080
Foreign currency transactions	42,653
Total net realized gain (loss)		14,308,733
Change in net unrealized appreciation (depreciation) on: Investment securities	66,250,869
Assets and liabilities in foreign currencies	67,034
Total change in net unrealized appreciation (depreciation)		66,317,903
Net gain (loss)		80,626,636
Net increase (decrease) in net assets resulting from operations		$ 87,949,800

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,323,164	$ 13,558,627
Net realized gain (loss)	14,308,733	(9,096,398)
Change in net unrealized appreciation (depreciation)	66,317,903	57,826,009
Net increase (decrease) in net assets resulting from operations	87,949,800	62,288,238
Distributions to shareholders from net investment income	(14,113,469)	(13,165,713)
Distributions to shareholders from net realized gain	(241,945)	(376,163)
Total distributions	(14,355,414)	(13,541,876)
Share transactions
Proceeds from sales of shares	113,835,866	48,215,969
Reinvestment of distributions	13,676,908	12,914,887
Cost of shares redeemed	(91,736,859)	(129,152,722)
Net increase (decrease) in net assets resulting from share transactions	35,775,915	(68,021,866)
Redemption fees	9,280	17,058
Total increase (decrease) in net assets	109,379,581	(19,258,446)

Net Assets
Beginning of period	602,519,998	621,778,444
End of period (including undistributed net investment income of $5,178,847 and undistributed net investment income of $11,969,152, respectively)	$ 711,899,579	$ 602,519,998
Other Information
Shares
Sold	3,574,265	1,722,766
Issued in reinvestment of distributions	448,717	496,918
Redeemed	(2,865,510)	(4,702,289)
Net increase (decrease)	1,157,472	(2,482,605)

Financial Highlights

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 30.15	$ 27.67	$ 30.83	$ 28.52	$ 23.57	$ 47.46
Income from Investment Operations
Net investment income (loss) D	.35	.64	.48	.33	.52	.68
Net realized and unrealized gain (loss)	3.88	2.45	(2.97)	2.50	5.16	(20.84)
Total from investment operations	4.23	3.09	(2.49)	2.83	5.68	(20.16)
Distributions from net investment income	(.70)	(.60)	(.67)	(.52)	(.73)	(.65)
Distributions from net realized gain	(.01)	(.02)	-	-	-	(3.08)
Total distributions	(.71)	(.61) I	(.67)	(.52)	(.73)	(3.73)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 33.67	$ 30.15	$ 27.67	$ 30.83	$ 28.52	$ 23.57
Total Return B, C	14.28%	11.53%	(8.32)%	10.01%	25.36%	(46.03)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.06% A	.83%	1.10%	1.12%	1.09%	1.00%
Expenses net of fee waivers, if any	1.06% A	.83%	1.10%	1.12%	1.09%	1.00%
Expenses net of all reductions	1.00% A	.80%	1.06%	1.04%	1.04%	.95%
Net investment income (loss)	2.18% A	2.33%	1.56%	1.15%	2.22%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 711,900	$ 602,520	$ 621,778	$ 802,527	$ 2,845,423	$ 2,751,772
Portfolio turnover rate F	57% A	127%	117%	136%	135%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share. I Total distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 113,283,716
Gross unrealized depreciation	(12,419,348)
Net unrealized appreciation (depreciation) on securities and other investments	$ 100,864,368

Tax cost	$ 665,376,676

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (282,402,190)
No expiration
Short-term	(5,141,633)
Long-term	(4,855,376)
Total no expiration	(9,997,009)
Total capital loss carryforward	$ (292,399,199)

Due to large redemptions in a prior period, $282,402,190 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $32,000,000 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $221,035,781 and $187,847,509, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $272 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $856 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $156,795. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $177,097 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,934.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.27%
Actual		$ 1,000.00	$ 1,303.70	$ 7.25
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.36
Class T	1.56%
Actual		$ 1,000.00	$ 1,300.50	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Class B	2.03%
Actual		$ 1,000.00	$ 1,298.70	$ 11.57
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Class C	1.99%
Actual		$ 1,000.00	$ 1,297.80	$ 11.34
HypotheticalA		$ 1,000.00	$ 1,014.93	$ 9.94
Japan	.95%
Actual		$ 1,000.00	$ 1,305.00	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,306.10	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan	96.3%
United States of America	3.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Japan	98.9%
United States of America	1.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.3	98.9
Short-Term Investments and Net Other Assets (Liabilities)	3.7	1.1
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Automobiles)	6.5	7.3
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	5.2	4.1
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	4.6	3.4
Honda Motor Co. Ltd. (Automobiles)	3.8	4.5
Toray Industries, Inc. (Chemicals)	3.8	2.8
MS&AD Insurance Group Holdings, Inc. (Insurance)	3.3	1.5
Nissan Motor Co. Ltd. (Automobiles)	3.2	1.6
Mizuho Financial Group, Inc. (Commercial Banks)	3.0	2.2
Toshiba Corp. (Computers & Peripherals)	2.6	2.3
Bridgestone Corp. (Auto Components)	2.5	1.7
	38.5
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.7	26.6
Financials	22.3	20.5
Information Technology	13.3	17.3
Materials	12.2	10.1
Industrials	10.3	8.5
Health Care	9.2	10.4
Consumer Staples	2.1	2.8
Telecommunication Services	1.7	2.0
Utilities	0.5	0.7

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 24.7%
Auto Components - 4.3%
Bridgestone Corp.	353,800	$ 13,353,616
Calsonic Kansei Corp.	825,000	3,919,737
DENSO Corp.	134,400	6,026,584
		23,299,937
Automobiles - 13.5%
Honda Motor Co. Ltd.	517,400	20,645,534
Nissan Motor Co. Ltd.	1,647,100	17,183,054
Toyota Motor Corp.	609,200	35,356,653
		73,185,241
Hotels, Restaurants & Leisure - 0.8%
St. Marc Holdings Co. Ltd.	33,100	1,623,956
Toridoll.Corporation (d)	205,400	2,767,625
		4,391,581
Household Durables - 1.2%
Panasonic Corp.	919,600	6,627,448
Media - 0.2%
Tohokushinsha Film Corp.	100,000	990,401
Multiline Retail - 2.1%
Marui Group Co. Ltd.	976,700	11,337,223
Specialty Retail - 0.5%
Arc Land Sakamoto Co. Ltd.	129,600	2,771,636
Textiles, Apparel & Luxury Goods - 2.1%
Onward Holdings Co. Ltd.	1,228,000	11,475,343
TOTAL CONSUMER DISCRETIONARY		134,078,810
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 2.1%
Seven & i Holdings Co. Ltd.	246,300	9,474,218
Valor Co. Ltd.	98,800	1,869,604
		11,343,822
FINANCIALS - 22.3%
Commercial Banks - 13.4%
Aozora Bank Ltd.	955,000	2,992,111
Mitsubishi UFJ Financial Group, Inc.	4,184,700	28,392,539
Mizuho Financial Group, Inc.	7,308,500	16,082,045
Sumitomo Mitsui Financial Group, Inc.	531,900	25,141,506
		72,608,201
Consumer Finance - 2.1%
ACOM Co. Ltd. (a)(d)	95,820	3,926,065
AEON Financial Service Co. Ltd. (d)	242,400	7,267,394
		11,193,459
Insurance - 3.3%
MS&AD Insurance Group Holdings, Inc.	666,200	17,874,603
Real Estate Investment Trusts - 0.6%
Frontier Real Estate Investment Corp.	149	1,527,944
Japan Logistics Fund, Inc.	162	1,757,343
		3,285,287

	Shares	Value
Real Estate Management & Development - 2.9%
Mitsui Fudosan Co. Ltd.	135,000	$ 4,594,458
Nomura Real Estate Holdings, Inc.	421,800	11,339,602
		15,934,060
TOTAL FINANCIALS		120,895,610
HEALTH CARE - 9.2%
Health Care Equipment & Supplies - 3.0%
ASAHI INTECC Co. Ltd. (d)	55,900	3,310,909
Terumo Corp.	264,300	13,130,540
		16,441,449
Health Care Providers & Services - 1.2%
Message Co. Ltd. (d)	2,238	6,644,783
Pharmaceuticals - 5.0%
Astellas Pharma, Inc.	158,000	9,209,041
Nippon Shinyaku Co. Ltd.	182,000	2,827,142
Shionogi & Co. Ltd.	122,200	3,005,748
Takeda Pharmaceutical Co. Ltd.	214,100	11,754,467
		26,796,398
TOTAL HEALTH CARE		49,882,630
INDUSTRIALS - 10.3%
Commercial Services & Supplies - 0.3%
Moshi Moshi Hotline, Inc.	114,400	1,694,322
Construction & Engineering - 0.3%
Toyo Engineering Corp.	390,000	1,866,222
Electrical Equipment - 5.0%
Fujikura Ltd.	825,000	3,091,583
Mitsubishi Electric Corp.	1,269,000	12,097,869
Nidec Corp. (d)	173,600	11,805,870
		26,995,322
Machinery - 2.8%
Kubota Corp.	472,000	6,779,676
Makita Corp.	84,500	5,154,334
NSK Ltd.	442,000	3,575,571
		15,509,581
Road & Rail - 0.7%
Hitachi Transport System Ltd.	231,500	3,680,187
Trading Companies & Distributors - 1.2%
Sumitomo Corp.	512,800	6,419,761
TOTAL INDUSTRIALS		56,165,395
INFORMATION TECHNOLOGY - 13.3%
Computers & Peripherals - 4.5%
Fujitsu Ltd.	2,392,000	10,046,589
Toshiba Corp.	2,606,000	14,369,940
		24,416,529
Electronic Equipment & Components - 6.0%
Azbil Corp.	2,700	58,301
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
ESPEC Corp.	64,100	$ 532,804
Hamamatsu Photonics K.K.	143,200	5,904,097
Hitachi High-Technologies Corp.	243,700	6,087,935
Horiba Ltd.	189,300	6,844,060
Nichicon Corp.	51,700	544,900
Shimadzu Corp.	1,698,000	12,407,211
		32,379,308
IT Services - 1.0%
Otsuka Corp.	51,300	5,317,992
Office Electronics - 1.8%
Canon, Inc.	275,800	9,919,012
TOTAL INFORMATION TECHNOLOGY		72,032,841
MATERIALS - 12.2%
Chemicals - 10.4%
Asahi Kasei Corp.	1,807,000	12,147,297
Hitachi Chemical Co. Ltd.	257,200	4,032,034
Nihon Nohyaku Co. Ltd.	266,000	2,530,306
Nippon Shokubai Co. Ltd.	435,000	4,279,923
Nitto Denko Corp.	107,400	7,056,130
Showa Denko KK	2,598,000	4,195,104
Toray Industries, Inc.	2,912,000	20,472,876
Zeon Corp.	136,000	1,464,334
		56,178,004
Metals & Mining - 1.8%
Nippon Steel & Sumitomo Metal Corp.	3,362,000	8,954,607
Pacific Metals Co. Ltd.	182,000	916,276
		9,870,883
TOTAL MATERIALS		66,048,887

	Shares	Value
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
NTT DoCoMo, Inc.	5,616	$ 9,299,523
UTILITIES - 0.5%
Electric Utilities - 0.5%
Kansai Electric Power Co., Inc.	215,300	2,630,394
TOTAL COMMON STOCKS (Cost $489,421,167)		522,377,912
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 0.13% (b)	15,417,544	15,417,544
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,976,312	25,976,312
TOTAL MONEY MARKET FUNDS (Cost $41,393,856)		41,393,856
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $530,815,023)		563,771,768
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(20,992,545)
NET ASSETS - 100%		$ 542,779,223
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,517
Fidelity Securities Lending Cash Central Fund	56,142
Total	$ 67,659
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 134,078,810	$ -	$ 134,078,810	$ -
Consumer Staples	11,343,822	-	11,343,822	-
Financials	120,895,610	-	120,895,610	-
Health Care	49,882,630	-	49,882,630	-
Industrials	56,165,395	-	56,165,395	-
Information Technology	72,032,841	-	72,032,841	-
Materials	66,048,887	-	66,048,887	-
Telecommunication Services	9,299,523	-	9,299,523	-
Utilities	2,630,394	-	2,630,394	-
Money Market Funds	41,393,856	41,393,856	-	-
Total Investments in Securities:	$ 563,771,768	$ 41,393,856	$ 522,377,912	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 213,969,721
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,687,709) - See accompanying schedule: Unaffiliated issuers (cost $489,421,167)	$ 522,377,912
Fidelity Central Funds (cost $41,393,856)	41,393,856
Total Investments (cost $530,815,023)		$ 563,771,768
Receivable for investments sold		10,979,133
Receivable for fund shares sold		5,598,804
Dividends receivable		3,689,022
Distributions receivable from Fidelity Central Funds		14,113
Prepaid expenses		334
Receivable from investment adviser for expense reductions		988
Other receivables		34,642
Total assets		584,088,804

Liabilities
Payable for investments purchased	$ 12,003,560
Payable for fund shares redeemed	2,920,725
Accrued management fee	243,787
Distribution and service plan fees payable	13,601
Other affiliated payables	104,065
Other payables and accrued expenses	47,531
Collateral on securities loaned, at value	25,976,312
Total liabilities		41,309,581

Net Assets		$ 542,779,223
Net Assets consist of:
Paid in capital		$ 719,539,868
Undistributed net investment income		2,541,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(212,131,570)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,829,440
Net Assets		$ 542,779,223

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,231,065 ÷ 1,532,854 shares)	$ 11.89

Maximum offering price per share (100/94.25 of $11.89)	$ 12.62
Class T: Net Asset Value and redemption price per share ($5,838,138 ÷ 491,681 shares)	$ 11.87

Maximum offering price per share (100/96.50 of $11.87)	$ 12.30
Class B: Net Asset Value and offering price per share ($939,003 ÷ 78,663 shares)A	$ 11.94

Class C: Net Asset Value and offering price per share ($9,944,700 ÷ 836,236 shares)A	$ 11.89

Japan: Net Asset Value, offering price and redemption price per share ($495,406,256 ÷ 41,633,831 shares)	$ 11.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,420,061 ÷ 1,044,663 shares)	$ 11.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 5,384,326
Income from Fidelity Central Funds		67,659
Income before foreign taxes withheld		5,451,985
Less foreign taxes withheld		(384,490)
Total income		5,067,495

Expenses
Management fee Basic fee	$ 1,494,106
Performance adjustment	(176,153)
Transfer agent fees	457,124
Distribution and service plan fees	67,444
Accounting and security lending fees	111,253
Custodian fees and expenses	26,937
Independent trustees' compensation	1,328
Registration fees	64,611
Audit	36,122
Legal	769
Miscellaneous	1,758
Total expenses before reductions	2,085,299
Expense reductions	(30,069)	2,055,230
Net investment income (loss)		3,012,265
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,304,673
Foreign currency transactions	(170,050)
Total net realized gain (loss)		8,134,623
Change in net unrealized appreciation (depreciation) on: Investment securities	106,417,591
Assets and liabilities in foreign currencies	(35,654)
Total change in net unrealized appreciation (depreciation)		106,381,937
Net gain (loss)		114,516,560
Net increase (decrease) in net assets resulting from operations		$ 117,528,825

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,012,265	$ 5,368,143
Net realized gain (loss)	8,134,623	(8,912,266)
Change in net unrealized appreciation (depreciation)	106,381,937	3,021,959
Net increase (decrease) in net assets resulting from operations	117,528,825	(522,164)
Distributions to shareholders from net investment income	(5,641,978)	(7,688,787)
Distributions to shareholders from net realized gain	(3,106,863)	(2,570,905)
Total distributions	(8,748,841)	(10,259,692)
Share transactions - net increase (decrease)	57,460,837	(93,975,629)
Redemption fees	43,893	61,543
Total increase (decrease) in net assets	166,284,714	(104,695,942)

Net Assets
Beginning of period	376,494,509	481,190,451
End of period (including undistributed net investment income of $2,541,485 and undistributed net investment income of $5,171,198, respectively)	$ 542,779,223	$ 376,494,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.06	.09	.09
Net realized and unrealized gain (loss)	2.72	(.15)	(1.39)
Total from investment operations	2.78	(.06)	(1.30)
Distributions from net investment income	(.11)	(.13)	-
Distributions from net realized gain	(.08)	(.05)	-
Total distributions	(.19)	(.18)	-
Redemption fees added to paid in capital E	- J	- J	.01
Net asset value, end of period	$ 11.89	$ 9.30	$ 9.54
Total Return B,C,D	30.37%	(.64)%	(11.91)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.27% A	1.42%	1.20% A
Expenses net of fee waivers, if any	1.27% A	1.38%	1.20% A
Expenses net of all reductions	1.25% A	1.36%	1.16%A
Net investment income (loss)	1.13% A	.94%	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,231	$ 9,495	$ 13,208
Portfolio turnover rate G	71% A	52%	134% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.04	.06	.07
Net realized and unrealized gain (loss)	2.71	(.13)	(1.40)
Total from investment operations	2.75	(.07)	(1.33)
Distributions from net investment income	(.08)	(.11)	-
Distributions from net realized gain	(.08)	(.05)	-
Total distributions	(.16)	(.16)	-
Redemption fees added to paid in capital E	- J	- J	.01
Net asset value, end of period	$ 11.87	$ 9.28	$ 9.51
Total Return B,C,D	30.05%	(.75)%	(12.19)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.56% A	1.70%	1.48% A
Expenses net of fee waivers, if any	1.56% A	1.66%	1.48% A
Expenses net of all reductions	1.54% A	1.64%	1.44% A
Net investment income (loss)	.84% A	.66%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,838	$ 3,934	$ 4,643
Portfolio turnover rate G	71% A	52%	134% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.02	.02	.02
Net realized and unrealized gain (loss)	2.73	(.14)	(1.39)
Total from investment operations	2.75	(.12)	(1.37)
Distributions from net investment income	-	(.04)	-
Distributions from net realized gain	(.07)	(.05)	-
Total distributions	(.07)	(.09)	-
Redemption fees added to paid in capital E	- J	- J	.01
Net asset value, end of period	$ 11.94	$ 9.26	$ 9.47
Total Return B,C,D	29.87%	(1.24)%	(12.56)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.03% A	2.17%	1.95% A
Expenses net of fee waivers, if any	2.03% A	2.13%	1.95% A
Expenses net of all reductions	2.01% A	2.11%	1.91% A
Net investment income (loss)	.37% A	.19%	.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 939	$ 1,012	$ 1,458
Portfolio turnover rate G	71% A	52%	134% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.02	.02	.03
Net realized and unrealized gain (loss)	2.71	(.14)	(1.39)
Total from investment operations	2.73	(.12)	(1.36)
Distributions from net investment income	(.01)	(.06)	-
Distributions from net realized gain	(.08)	(.05)	-
Total distributions	(.09)	(.11)	-
Redemption fees added to paid in capital E	- J	- J	.01
Net asset value, end of period	$ 11.89	$ 9.25	$ 9.48
Total Return B,C,D	29.78%	(1.27)%	(12.47)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.99% A	2.15%	1.92% A
Expenses net of fee waivers, if any	1.99% A	2.11%	1.92% A
Expenses net of all reductions	1.97% A	2.09%	1.88% A
Net investment income (loss)	.41% A	.21%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,945	$ 7,015	$ 8,750
Portfolio turnover rate G	71% A	52%	134% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.57	$ 10.57	$ 10.03	$ 9.03	$ 18.00
Income from Investment Operations
Net investment income (loss) D	.07	.12	.15	.10	.08	.10
Net realized and unrealized gain (loss)	2.72	(.14)	(.75)	.61	1.04	(6.64)
Total from investment operations	2.79	(.02)	(.60)	.71	1.12	(6.54)
Distributions from net investment income	(.15)	(.16)	(.20)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.08)	(.05)	(.21)	(.10)	(.01)	(2.39)
Total distributions	(.23)	(.21)	(.41)	(.17)	(.12)	(2.43)
Redemption fees added to paid in capital D	- H	- H	.01	- H	- H	- H
Net asset value, end of period	$ 11.90	$ 9.34	$ 9.57	$ 10.57	$ 10.03	$ 9.03
Total Return B,C	30.50%	(.19)%	(6.00)%	7.12%	12.84%	(41.88)%
Ratios to Average Net Assets E,G
Expenses before reductions	.95% A	1.09%	.86%	.93%	.90%	1.12%
Expenses net of fee waivers, if any	.95% A	1.06%	.84%	.93%	.90%	1.12%
Expenses net of all reductions	.93% A	1.04%	.80%	.93%	.89%	1.10%
Net investment income (loss)	1.45% A	1.26%	1.38%	.97%	.90%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 495,406	$ 353,550	$ 450,417	$ 649,316	$ 944,902	$ 1,025,334
Portfolio turnover rate F	71% A	52%	134% I	43%	73%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.08	.12	.13
Net realized and unrealized gain (loss)	2.71	(.14)	(1.40)
Total from investment operations	2.79	(.02)	(1.27)
Distributions from net investment income	(.15)	(.17)	-
Distributions from net realized gain	(.08)	(.05)	-
Total distributions	(.23)	(.22)	-
Redemption fees added to paid in capital D	- I	- I	.01
Net asset value, end of period	$ 11.89	$ 9.33	$ 9.57
Total Return B,C	30.61%	(.18)%	(11.63)%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	1.03%	.79% A
Expenses net of fee waivers, if any	.89% A	1.01%	.79% A
Expenses net of all reductions	.88% A	.99%	.75% A
Net investment income (loss)	1.51% A	1.31%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,420	$ 1,488	$ 2,715
Portfolio turnover rate F	71% A	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,150,800
Gross unrealized depreciation	(45,318,696)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,832,104

Tax cost	$ 537,939,664

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (7,195,987)
2017	(66,780,238)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(199,670,125)
No expiration
Short-term	(2,193,630)
Long-term	(9,425,768)
Total no expiration	(11,619,398)
Total capital loss carryforward	$ (211,289,523)

Due to large redemptions in a prior period, $167,587,848 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $8,813,290 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,282,636 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days were subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $182,059,263 and $146,606,554, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 14,500	$ 308
Class T	.25%	.25%	11,226	56
Class B	.75%	.25%	4,605	3,468
Class C	.75%	.25%	37,113	7,334
			$ 67,444	$ 11,166

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,823
Class T	1,388
Class B*	238
Class C*	261
$ 13,710

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,514.28
Class T	7,254.32
Class B	1,349.29
Class C	9,546.26
Japan	418,377.21
Institutional Class	4,084.15
	$ 457,124

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $525 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is

Semiannual Report

7. Security Lending - continued

presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $56,142. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29,081 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $988.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 106,946	$ 168,535
Class T	32,766	50,833
Class B	-	6,144
Class C	8,397	52,214
Japan	5,470,176	7,354,386
Institutional Class	23,693	56,675
Total	$ 5,641,978	$ 7,688,787
From net realized gain
Class A	$ 79,705	$ 69,007
Class T	33,186	24,703
Class B	6,644	7,792
Class C	55,283	46,858
Japan	2,919,891	2,405,209
Institutional Class	12,154	17,336
Total	$ 3,106,863	$ 2,570,905

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	675,071	272,417	$ 7,300,821	$ 2,571,605
Reinvestment of distributions	17,701	22,132	165,861	206,271
Shares redeemed	(180,377)	(659,149)	(1,867,760)	(6,253,228)
Net increase (decrease)	512,395	(364,600)	$ 5,598,922	$ (3,475,352)
Class T
Shares sold	122,035	61,409	$ 1,306,000	$ 587,072
Reinvestment of distributions	6,834	7,853	64,034	73,111
Shares redeemed	(61,260)	(133,261)	(637,217)	(1,264,265)
Net increase (decrease)	67,609	(63,999)	$ 732,817	$ (604,082)
Class B
Shares sold	3,463	6,716	$ 38,169	$ 66,720
Reinvestment of distributions	463	1,058	4,366	9,881
Shares redeemed	(34,585)	(52,372)	(347,761)	(495,118)
Net increase (decrease)	(30,659)	(44,598)	$ (305,226)	$ (418,517)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	236,514	108,642	$ 2,540,121	$ 1,051,805
Reinvestment of distributions	5,172	7,654	48,618	71,333
Shares redeemed	(164,240)	(280,979)	(1,612,176)	(2,637,126)
Net increase (decrease)	77,446	(164,683)	$ 976,563	$ (1,513,988)
Japan
Shares sold	7,518,334	2,737,496	$ 80,249,803	$ 26,290,775
Reinvestment of distributions	872,770	1,014,920	8,177,855	9,459,053
Shares redeemed	(4,630,212)	(12,951,522)	(47,273,107)	(122,521,103)
Net increase (decrease)	3,760,892	(9,199,106)	$ 41,154,551	$ (86,771,275)
Institutional Class
Shares sold	928,947	238,239	$ 9,749,652	$ 2,250,127
Reinvestment of distributions	2,940	6,735	27,514	62,700
Shares redeemed	(46,719)	(369,198)	(473,956)	(3,505,242)
Net increase (decrease)	885,168	(124,224)	$ 9,303,210	$ (1,192,415)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 36% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Japan Smaller Companies Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Actual	1.03%	$ 1,000.00	$ 1,483.80	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Smaller Companies Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan	98.2%
United States of America	1.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Japan	102.4%
United States of America†	(2.4)%

† United States of America is not included in the pie chart.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.2	102.4
Short-Term Investments and Net Other Assets (Liabilities)	1.8	(2.4)
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
ORIX Corp. (Diversified Financial Services)	6.8	5.9
Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	5.4	0.0
Pigeon Corp. (Household Products)	5.0	6.2
Kakaku.com, Inc. (Internet Software & Services)	4.5	6.4
Sega Sammy Holdings, Inc. (Leisure Equipment & Products)	3.8	0.0
Sosei Group Corp. (Biotechnology)	3.6	3.7
Rakuten, Inc. (Internet & Catalog Retail)	3.5	0.0
Nissan Motor Co. Ltd. (Automobiles)	2.9	0.0
Tokyu Land Corp. (Real Estate Management & Development)	2.7	0.2
Softbank Corp. (Wireless Telecommunication Services)	2.6	0.0
	40.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.9	15.7
Consumer Discretionary	29.7	20.4
Industrials	9.6	14.7
Information Technology	9.3	25.9
Health Care	8.1	10.6
Consumer Staples	5.4	8.2
Telecommunication Services	4.1	0.0
Materials	1.7	6.5
Energy	0.4	0.4

Semiannual Report

Fidelity Japan Smaller Companies Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 29.7%
Auto Components - 2.3%
Nippon Seiki Co. Ltd.	34,000	$ 448,786
Stanley Electric Co. Ltd.	574,500	11,018,661
		11,467,447
Automobiles - 6.1%
Honda Motor Co. Ltd.	208,000	8,299,712
Mazda Motor Corp. (a)	2,165,000	7,418,240
Nissan Motor Co. Ltd.	1,361,800	14,206,716
		29,924,668
Diversified Consumer Services - 0.0%
Shinwa Art Auction Co. Ltd.	11	8,917
Hotels, Restaurants & Leisure - 0.9%
H.I.S. Co. Ltd.	1,100	47,444
Koshidaka Holdings Co. Ltd.	51,700	1,845,716
Round One Corp.	141,600	1,186,877
Tokyotokeiba Co. Ltd.	252,000	1,312,222
		4,392,259
Household Durables - 4.9%
ARNEST ONE Corp.	54,600	1,252,954
Casio Computer Co. Ltd.	762,800	6,320,032
FJ Next Co. Ltd.	65,200	822,134
Hajime Construction Co. Ltd.	111,800	7,303,915
Higashi Nihon House Co. Ltd.	813,000	7,062,917
Pressance Corp.	32,500	1,379,222
		24,141,174
Internet & Catalog Retail - 3.5%
Rakuten, Inc.	1,620,700	17,286,957
Leisure Equipment & Products - 5.0%
Fields Corp.	110,300	2,236,915
Heiwa Corp.	103,900	2,156,912
KAWAI Musical Instruments Manufacturing Co. Ltd.	734,000	1,343,874
Sega Sammy Holdings, Inc.	705,700	18,541,242
SHIMANO, Inc.	400	34,842
		24,313,785
Media - 0.5%
CyberAgent, Inc.	7	13,744
Fuji Media Holdings, Inc.	1,087	2,362,629
		2,376,373
Multiline Retail - 2.7%
Izutsuya Co. Ltd. (a)	335,000	375,968
Parco Co. Ltd.	7,300	95,699
Ryohin Keikaku Co. Ltd.	107,700	10,170,942
Takashimaya Co. Ltd.	220,000	2,600,480
		13,243,089
Specialty Retail - 3.5%
Chiyoda Co. Ltd.	64,100	1,850,508
Fuji Corp.	64,800	1,491,772

	Shares	Value
K'S Denki Corp.	101,900	$ 3,592,319
Otsuka Kagu Ltd.	36,700	408,310
Pal Co. Ltd.	288,900	9,607,586
		16,950,495
Textiles, Apparel & Luxury Goods - 0.3%
GOLDWIN, Inc.	221,000	1,278,100
TOTAL CONSUMER DISCRETIONARY		145,383,264
CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 0.4%
Kobe Bussan Co. Ltd.	35,800	839,779
Sugi Holdings Co. Ltd.	800	30,704
Yamaya Corp.	63,900	1,043,575
		1,914,058
Food Products - 0.0%
Kotobuki Spirits Co. Ltd.	1,700	22,070
Household Products - 5.0%
Pigeon Corp.	282,600	24,311,861
TOTAL CONSUMER STAPLES		26,247,989
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Japan Petroleum Exploration Co. Ltd.	44,500	1,766,994
FINANCIALS - 29.9%
Capital Markets - 2.9%
JAFCO Co. Ltd.	121,000	5,860,265
kabu.com Securities Co. Ltd.	293,200	2,148,602
Nomura Holdings, Inc.	646,500	5,283,653
Sawada Holdings Co. Ltd.	76,900	929,725
		14,222,245
Commercial Banks - 2.1%
Mitsubishi UFJ Financial Group, Inc.	465,600	3,159,024
Shinsei Bank Ltd.	462,000	1,296,696
Sumitomo Mitsui Trust Holdings, Inc.	1,183,000	5,945,177
		10,400,897
Consumer Finance - 2.9%
ACOM Co. Ltd. (a)(d)	56,240	2,304,340
AEON Financial Service Co. Ltd. (d)	396,900	11,899,458
		14,203,798
Diversified Financial Services - 6.8%
ORIX Corp.	2,168,300	33,271,063
Insurance - 0.8%
MS&AD Insurance Group Holdings, Inc.	141,200	3,788,493
Real Estate Management & Development - 14.4%
AEON Mall Co. Ltd.	107,800	3,470,707
Airport Facilities Co. Ltd.	204,900	1,531,224
Hulic Co. Ltd.	305,900	3,401,929
Iida Home Max Co. Ltd.	153,500	2,944,366
Nomura Real Estate Holdings, Inc.	353,500	9,503,436
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Takara Leben Co. Ltd.	479,200	$ 9,864,766
Tokyo Tatemono Co. Ltd.	2,838,000	26,302,696
Tokyu Land Corp.	1,067,000	13,118,839
		70,137,963
TOTAL FINANCIALS		146,024,459
HEALTH CARE - 8.1%
Biotechnology - 3.6%
Sosei Group Corp. (a)	298,600	17,586,691
Health Care Equipment & Supplies - 3.0%
Daiken Medical Co. Ltd.	12,100	539,632
Nikkiso Co. Ltd.	715,000	10,132,504
Olympus Corp. (a)	154,300	3,874,130
Sysmex Corp.	200	12,898
		14,559,164
Health Care Providers & Services - 0.3%
Uchiyama Holdings Co. Ltd.	49,200	1,613,017
Pharmaceuticals - 1.2%
Nippon Shinyaku Co. Ltd.	236,000	3,665,964
Rohto Pharmaceutical Co. Ltd.	166,000	2,325,286
		5,991,250
TOTAL HEALTH CARE		39,750,122
INDUSTRIALS - 9.6%
Building Products - 1.7%
Nichias Corp.	825,000	5,041,669
Shinko Kogyo Co. Ltd.	351,900	3,343,523
		8,385,192
Construction & Engineering - 0.9%
Toyo Engineering Corp.	913,000	4,368,873
Machinery - 5.1%
Amada Co. Ltd.	735,000	5,897,830
Daiwa Industries Ltd.	53,000	332,374
HIRANO TECSEED Co. Ltd.	73,700	693,612
Hoshizaki Electric Co. Ltd.	216,300	7,204,070
Kubota Corp.	249,000	3,576,566
Makita Corp.	21,300	1,299,258
Nitta Corp.	262,200	5,875,207
		24,878,917
Marine - 0.8%
Iino Kaiun Kaisha Ltd.	516,500	3,594,081
Professional Services - 0.2%
en-japan, Inc.	539	902,169

	Shares	Value
Road & Rail - 0.8%
East Japan Railway Co.	26,200	$ 2,211,719
Hitachi Transport System Ltd.	115,400	1,834,529
		4,046,248
Transportation Infrastructure - 0.1%
Mitsui-Soko Co. Ltd.	80,000	545,375
TOTAL INDUSTRIALS		46,720,855
INFORMATION TECHNOLOGY - 9.3%
Electronic Equipment & Components - 2.2%
ESPEC Corp.	4,800	39,898
ITC Networks Corp.	67,500	611,000
Nippon Electric Glass Co. Ltd.	628,000	3,205,444
Shinko Shoji Co. Ltd.	50,900	494,867
Topcon Corp. (d)	569,200	6,368,778
		10,719,987
Internet Software & Services - 6.0%
Aucfan Co. Ltd.	100	10,794
Enigmo, Inc. (d)	48,500	7,388,819
Kakaku.com, Inc.	846,800	21,891,430
WebCrew, Inc.	35,700	193,503
		29,484,546
IT Services - 0.2%
CAC Corp.	76,600	797,062
Semiconductors & Semiconductor Equipment - 0.6%
Dainippon Screen Manufacturing Co. Ltd.	561,000	2,893,544
Software - 0.3%
NSD Co. Ltd.	50,000	569,759
Sourcenext Corp. (a)	131,600	1,101,616
		1,671,375
TOTAL INFORMATION TECHNOLOGY		45,566,514
MATERIALS - 1.7%
Chemicals - 0.8%
JSP Corp.	39,700	580,457
Nihon Nohyaku Co. Ltd.	280,000	2,663,480
Sakata INX Corp.	64,000	452,292
		3,696,229
Metals & Mining - 0.9%
Asahi Holdings, Inc.	78,800	1,595,250
JFE Holdings, Inc.	136,100	2,954,993
		4,550,243
TOTAL MATERIALS		8,246,472
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.1%
Wireless Telecommunication Services - 4.1%
NTT DoCoMo, Inc.	4,385	$ 7,261,112
Softbank Corp.	261,100	12,948,976
		20,210,088
TOTAL COMMON STOCKS (Cost $340,807,346)		479,916,757
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.13% (b)	19,362,925	19,362,925
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	6,174,711	6,174,711
TOTAL MONEY MARKET FUNDS (Cost $25,537,636)		25,537,636
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $366,344,982)		505,454,393
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(16,778,696)
NET ASSETS - 100%		$ 488,675,697
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,595
Fidelity Securities Lending Cash Central Fund	57,646
Total	$ 60,241
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 145,383,264	$ -	$ 145,383,264	$ -
Consumer Staples	26,247,989	-	26,247,989	-
Energy	1,766,994	-	1,766,994	-
Financials	146,024,459	-	146,024,459	-
Health Care	39,750,122	-	39,750,122	-
Industrials	46,720,855	-	46,720,855	-
Information Technology	45,566,514	-	45,566,514	-
Materials	8,246,472	-	8,246,472	-
Telecommunication Services	20,210,088	-	20,210,088	-
Money Market Funds	25,537,636	25,537,636	-	-
Total Investments in Securities:	$ 505,454,393	$ 25,537,636	$ 479,916,757	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 172,282,095
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,826,582) - See accompanying schedule: Unaffiliated issuers (cost $340,807,346)	$ 479,916,757
Fidelity Central Funds (cost $25,537,636)	25,537,636
Total Investments (cost $366,344,982)		$ 505,454,393
Foreign currency held at value (cost $68,775)		68,782
Receivable for investments sold		5,526,706
Receivable for fund shares sold		6,408,223
Dividends receivable		1,840,425
Distributions receivable from Fidelity Central Funds		11,909
Prepaid expenses		207
Receivable from investment adviser for expense reductions		1,488
Other receivables		53,703
Total assets		519,365,836

Liabilities
Payable for investments purchased	$ 23,721,770
Payable for fund shares redeemed	431,609
Accrued management fee	237,572
Other affiliated payables	72,397
Other payables and accrued expenses	52,080
Collateral on securities loaned, at value	6,174,711
Total liabilities		30,690,139

Net Assets		$ 488,675,697
Net Assets consist of:
Paid in capital		$ 431,917,112
Undistributed net investment income		971,424
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(83,256,602)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		139,043,763
Net Assets, for 37,018,990 shares outstanding		$ 488,675,697
Net Asset Value, offering price and redemption price per share ($488,675,697 ÷ 37,018,990 shares)		$ 13.20

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,493,262
Income from Fidelity Central Funds		60,241
Income before foreign taxes withheld		2,553,503
Less foreign taxes withheld		(177,723)
Total income		2,375,780

Expenses
Management fee	$ 971,226
Transfer agent fees	295,353
Accounting and security lending fees	72,405
Custodian fees and expenses	49,830
Independent trustees' compensation	836
Registration fees	13,790
Audit	31,043
Legal	474
Interest	106
Miscellaneous	1,085
Total expenses before reductions	1,436,148
Expense reductions	(49,128)	1,387,020
Net investment income (loss)		988,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,651,214
Foreign currency transactions	(184,466)
Total net realized gain (loss)		2,466,748
Change in net unrealized appreciation (depreciation) on: Investment securities	123,916,590
Assets and liabilities in foreign currencies	(34,190)
Total change in net unrealized appreciation (depreciation)		123,882,400
Net gain (loss)		126,349,148
Net increase (decrease) in net assets resulting from operations		$ 127,337,908

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 988,760	$ 1,859,512
Net realized gain (loss)	2,466,748	5,891,891
Change in net unrealized appreciation (depreciation)	123,882,400	11,404,226
Net increase (decrease) in net assets resulting from operations	127,337,908	19,155,629
Distributions to shareholders from net investment income	(1,868,698)	(2,759,893)
Distributions to shareholders from net realized gain	(3,762,650)	(1,096,879)
Total distributions	(5,631,348)	(3,856,772)
Share transactions Proceeds from sales of shares	161,601,234	24,562,052
Reinvestment of distributions	5,425,956	3,393,514
Cost of shares redeemed	(38,031,012)	(109,014,492)
Net increase (decrease) in net assets resulting from share transactions	128,996,178	(81,058,926)
Redemption fees	79,640	34,784
Total increase (decrease) in net assets	250,782,378	(65,725,285)

Net Assets
Beginning of period	237,893,319	303,618,604
End of period (including undistributed net investment income of $971,424 and undistributed net investment income of $1,851,362, respectively)	$ 488,675,697	$ 237,893,319
Other Information Shares
Sold	14,145,593	2,831,264
Issued in reinvestment of distributions	611,720	392,314
Redeemed	(3,826,591)	(12,377,356)
Net increase (decrease)	10,930,722	(9,153,778)

Financial Highlights

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 8.62	$ 8.23	$ 8.59	$ 6.99	$ 12.63
Income from Investment Operations
Net investment income (loss) D	.04	.06	.08	.04	.02	.04
Net realized and unrealized gain (loss)	4.26	.55	.45	(.25)	1.63	(5.45)
Total from investment operations	4.30	.61	.53	(.21)	1.65	(5.41)
Distributions from net investment income	(.07)	(.08)	(.05)	(.03)	(.04)	(.02)
Distributions from net realized gain	(.15)	(.03)	(.10)	(.12)	(.01)	(.21)
Total distributions	(.22)	(.11)	(.14) I	(.15)	(.05)	(.23)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 13.20	$ 9.12	$ 8.62	$ 8.23	$ 8.59	$ 6.99
Total Return B,C	48.38%	7.13%	6.44%	(2.50)%	23.84%	(43.58)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.03% A	1.05%	1.05%	1.09%	1.16%	1.05%
Expenses net of fee waivers, if any	1.03% A	1.05%	1.05%	1.09%	1.16%	1.05%
Expenses net of all reductions	1.00% A	1.02%	1.01%	1.09%	1.14%	1.03%
Net investment income (loss)	.71% A	.67%	.88%	.43%	.33%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 488,676	$ 237,893	$ 303,619	$ 285,603	$ 395,714	$ 393,934
Portfolio turnover rate F	108% A	86%	133%	78%	183%	86%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 132,454,777
Gross unrealized depreciation	(2,280,862)
Net unrealized appreciation (depreciation) on securities and other investments	$ 130,173,915

Tax cost	$ 375,280,478

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (10,300,659)
2017	(65,380,044)
Total capital loss carryforward	$ (75,680,703)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $265,998,064 and $156,255,130, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 1,672,800.46%		$ 106

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $324 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $57,646. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $47,640 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,488.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 17% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 27% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 1,014.00	$ 6.79
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.62%
Actual		$ 1,000.00	$ 1,012.60	$ 8.08
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.10
Class B	2.11%
Actual		$ 1,000.00	$ 1,010.30	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,010.20	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Latin America	1.03%
Actual		$ 1,000.00	$ 1,015.80	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,015.80	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Brazil	46.3%
Mexico	23.8%
Chile	15.0%
Colombia	8.1%
United States of America	4.4%
Peru	2.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Brazil	46.5%
Mexico	23.6%
Chile	14.8%
Colombia	6.8%
United States of America	4.6%
Peru	3.2%
Canada	0.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.9	99.1
Short-Term Investments and Net Other Assets (Liabilities)	3.1	0.9
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	8.4	9.9
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	6.4	6.6
Itau Unibanco Holding SA (Brazil, Commercial Banks)	6.4	6.2
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	5.1	5.0
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (Mexico, Beverages)	5.1	2.9
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	4.4	5.2
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	4.0	5.1
Telefonica Brasil SA (Brazil, Diversified Telecommunication Services)	3.2	2.7
CCR SA (Brazil, Transportation Infrastructure)	2.9	2.2
Banco Santander Chile sponsored ADR (Chile, Commercial Banks)	2.7	2.7
	48.6
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	26.7	22.6
Financials	19.5	15.8
Telecommunication Services	15.1	16.4
Energy	13.2	15.2
Materials	9.5	14.3
Industrials	6.2	5.2
Utilities	4.1	7.0
Consumer Discretionary	2.5	2.6
Information Technology	0.1	0.0

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.9%
	Shares	Value
Brazil - 31.9%
Banco Bradesco SA (PN) sponsored ADR	159,621	$ 2,648,112
Bematech Industria e Comercio de Equipamentos Eletronicos SA	464,400	1,868,509
BM&F Bovespa SA	579,300	4,021,730
BTG Pactual Participations Ltd. unit	828,600	13,654,351
CCR SA	5,801,100	56,771,480
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
rights (a)	55	165
sponsored ADR (d)	293,470	16,305,193
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	2,395,530	100,660,171
sponsored ADR	341,625	13,863,143
Equatorial Energia SA	498,700	5,281,746
Itau Unibanco Holding SA sponsored ADR	3,947,120	66,430,030
Light SA	1,993,000	19,922,529
Lupatech SA (a)	5,991,804	3,443,996
M. Dias Branco SA	567,800	25,393,849
Multiplus SA	1,742,500	28,723,054
Obrascon Huarte Lain Brasil SA	695,200	7,696,454
Petroleo Brasileiro SA - Petrobras:
(ON)	1,194,028	11,422,565
(PN) sponsored ADR (non-vtg.)	1,665,353	33,257,099
sponsored ADR	3,524,520	67,494,558
Souza Cruz SA	2,636,800	40,499,245
Telefonica Brasil SA sponsored ADR	1,127,383	29,965,840
TIM Participacoes SA	6,125,295	25,594,135
Tractebel Energia SA	734,175	13,059,747
Vale SA:
(PN-A) sponsored ADR	1,279,475	20,804,264
sponsored ADR (d)	940,293	16,069,607
TOTAL BRAZIL		624,851,572
Chile - 13.7%
Aguas Andinas SA	19,294,794	15,363,731
Banco de Chile	48,305,130	7,533,735
Banco de Chile (a)	1,321,710	198,137
Banco de Chile sponsored ADR (d)	112,467	10,505,542
Banco Santander Chile sponsored ADR (d)	1,955,564	52,096,225
CAP SA	808,501	25,493,666
Compania Cervecerias Unidas SA	2,490,840	43,105,105
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,962,515	37,837,645
Empresas La Polar SA (a)	13,560,081	5,444,764
Inversiones La Construccion SA	539,741	10,347,855
LATAM Airlines Group SA sponsored ADR (d)	950,300	19,671,210
SACI Falabella	3,032,255	34,671,825
Sociedad Matriz SAAM SA	48,419,693	5,551,893
TOTAL CHILE		267,821,333

	Shares	Value
Colombia - 7.8%
BanColombia SA sponsored ADR	294,676	$ 19,970,193
Bolsa de Valores de Colombia	586,230,591	9,154,413
Ecopetrol SA	12,482,392	30,024,756
Ecopetrol SA ADR (d)	227,400	10,817,418
Empresa de Telecomunicaciones de Bogota	40,032,169	8,707,967
Grupo de Inversiones Suramerica	1,837,692	38,765,966
Inversiones Argos SA	3,224,249	35,897,932
TOTAL COLOMBIA		153,338,645
Mexico - 23.8%
America Movil S.A.B. de CV:
Series L	5,073,400	5,461,020
Series L sponsored ADR	7,429,256	158,837,489
Consorcio ARA SA de CV (a)(d)	22,290,821	7,361,554
Controladora Commercial Mexicana SA unit	1,206,300	4,657,383
Embotelladoras Arca S.A.B. de CC	1,364,408	11,252,548
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	884,960	100,345,614
Gruma S.A.B. de CV Series B (a)	2,501,556	12,495,110
Grupo Financiero Santander Mexico S.A.B. de CV	5,413,300	17,507,416
Industrias Penoles SA de CV	626,090	26,140,752
Infraestructura Energetica Nova S.A.B. de CV	2,142,800	7,306,023
Kimberly-Clark de Mexico SA de CV Series A	8,161,943	28,312,679
Wal-Mart de Mexico SA de CV Series V	27,122,570	86,311,169
TOTAL MEXICO		465,988,757
Peru - 2.4%
Alicorp SA Class C	3,810,174	14,271,934
Compania de Minas Buenaventura SA sponsored ADR	1,665,443	33,342,169
TOTAL PERU		47,614,103
United States of America - 1.3%
BPZ Energy, Inc. (a)(d)	3,060,350	6,549,149
First Cash Financial Services, Inc. (a)	291,845	15,021,262
Gran Tierra Energy, Inc. (Canada) (a)	874,600	4,861,542
TOTAL UNITED STATES OF AMERICA		26,431,953
TOTAL COMMON STOCKS (Cost $942,478,128)		1,586,046,363
Nonconvertible Preferred Stocks - 16.0%

Brazil - 14.4%
AES Tiete SA (PN) (non-vtg.)	894,245	9,064,245
Banco Bradesco SA (PN)	1,205,317	19,814,008
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	48,300	2,653,090
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Sao Paulo Series A	724,900	$ 7,662,944
Forjas Taurus SA	1,376,000	1,795,007
Itau Unibanco Holding SA	3,472,500	58,246,707
Itausa-Investimentos Itau SA (PN)	6,079,020	30,110,253
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	9,159,971	91,382,242
Telefonica Brasil SA	1,225,913	32,554,171
Vale SA (PN-A)	1,777,600	28,901,826
TOTAL BRAZIL		282,184,493
Chile - 1.3%
Embotelladora Andina SA:
Class A	1,321,447	7,014,796
Class B	2,788,390	18,946,490
TOTAL CHILE		25,961,286
Colombia - 0.3%
Grupo Aval Acciones Y Val SA	2,897,449	2,032,090
Grupo de Inversiones Suramerica	161,141	3,392,193
TOTAL COLOMBIA		5,424,283
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $208,170,480)		313,570,062
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	35,456,947	$ 35,456,947
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	61,106,400	61,106,400
TOTAL MONEY MARKET FUNDS (Cost $96,563,347)		96,563,347
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,247,211,955)		1,996,179,772
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(35,747,454)
NET ASSETS - 100%		$ 1,960,432,318
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,198
Fidelity Securities Lending Cash Central Fund	312,697
Total	$ 323,895
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,014,460) - See accompanying schedule: Unaffiliated issuers (cost $1,150,648,608)	$ 1,899,616,425
Fidelity Central Funds (cost $96,563,347)	96,563,347
Total Investments (cost $1,247,211,955)		$ 1,996,179,772
Cash		1,106,550
Foreign currency held at value (cost $2,659,100)		2,659,961
Receivable for investments sold		19,451,908
Receivable for fund shares sold		820,102
Dividends receivable		16,792,381
Distributions receivable from Fidelity Central Funds		65,213
Prepaid expenses		1,893
Receivable from investment adviser for expense reductions		5,049
Other receivables		284,222
Total assets		2,037,367,051

Liabilities
Payable for investments purchased	$ 6,871,030
Payable for fund shares redeemed	6,601,850
Accrued management fee	1,161,708
Distribution and service plan fees payable	44,129
Other affiliated payables	474,402
Other payables and accrued expenses	675,214
Collateral on securities loaned, at value	61,106,400
Total liabilities		76,934,733

Net Assets		$ 1,960,432,318
Net Assets consist of:
Paid in capital		$ 1,056,219,831
Undistributed net investment income		19,041,679
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		136,431,532
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		748,739,276
Net Assets		$ 1,960,432,318

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,717,027 ÷ 1,361,427 shares)	$ 45.33

Maximum offering price per share (100/94.25 of $45.33)	$ 48.10
Class T: Net Asset Value and redemption price per share ($16,659,811 ÷ 367,325 shares)	$ 45.35

Maximum offering price per share (100/96.50 of $45.35)	$ 46.99
Class B: Net Asset Value and offering price per share ($6,900,352 ÷ 151,960 shares)A	$ 45.41

Class C: Net Asset Value and offering price per share ($21,258,048 ÷ 468,548 shares)A	$ 45.37

Latin America: Net Asset Value, offering price and redemption price per share ($1,847,018,190 ÷ 40,722,841 shares)	$ 45.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,878,890 ÷ 151,690 shares)	$ 45.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 44,439,297
Interest		63
Income from Fidelity Central Funds		323,895
Income before foreign taxes withheld		44,763,255
Less foreign taxes withheld		(2,738,098)
Total income		42,025,157

Expenses
Management fee	$ 7,871,420
Transfer agent fees	2,527,721
Distribution and service plan fees	296,989
Accounting and security lending fees	495,088
Custodian fees and expenses	519,598
Independent trustees' compensation	7,393
Registration fees	64,153
Audit	38,471
Legal	4,710
Interest	388
Miscellaneous	10,297
Total expenses before reductions	11,836,228
Expense reductions	(459,175)	11,377,053
Net investment income (loss)		30,648,104
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $43,218)	142,607,948
Foreign currency transactions	(226,343)
Total net realized gain (loss)		142,381,605
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $290,152)	(133,521,289)
Assets and liabilities in foreign currencies	109,561
Total change in net unrealized appreciation (depreciation)		(133,411,728)
Net gain (loss)		8,969,877
Net increase (decrease) in net assets resulting from operations		$ 39,617,981

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,648,104	$ 58,892,289
Net realized gain (loss)	142,381,605	295,024,672
Change in net unrealized appreciation (depreciation)	(133,411,728)	(507,764,945)
Net increase (decrease) in net assets resulting from operations	39,617,981	(153,847,984)
Distributions to shareholders from net investment income	(45,716,095)	(46,233,461)
Distributions to shareholders from net realized gain	(164,648,488)	-
Total distributions	(210,364,583)	(46,233,461)
Share transactions - net increase (decrease)	(277,364,605)	(452,506,012)
Redemption fees	128,389	354,338
Total increase (decrease) in net assets	(447,982,818)	(652,233,119)

Net Assets
Beginning of period	2,408,415,136	3,060,648,255
End of period (including undistributed net investment income of $19,041,679 and undistributed net investment income of $34,109,670, respectively)	$ 1,960,432,318	$ 2,408,415,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.95	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.57	.92	1.15	.02
Net realized and unrealized gain (loss)	.05	(3.66)	(5.87)	2.79
Total from investment operations	.62	(2.74)	(4.72)	2.81
Distributions from net investment income	(.79)	(.70)	(.19)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(4.24)	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	- J	.01	.01	- J
Net asset value, end of period	$ 45.33	$ 48.95	$ 52.38	$ 57.48
Total Return B,C,D	1.40%	(5.23)%	(8.26)%	5.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A	1.35%	1.34%	1.37% A
Expenses net of fee waivers, if any	1.36% A	1.35%	1.34%	1.37% A
Expenses net of all reductions	1.32% A	1.35%	1.34%	1.34% A
Net investment income (loss)	2.45% A	1.80%	2.05%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,717	$ 69,654	$ 91,407	$ 115,626
Portfolio turnover rate G	19% A	23%	11%	56% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.88	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.51	.78	.99	.01
Net realized and unrealized gain (loss)	.04	(3.65)	(5.85)	2.79
Total from investment operations	.55	(2.87)	(4.86)	2.80
Distributions from net investment income	(.63)	(.53)	(.15)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(4.08)	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	- J	.01	.01	- J
Net asset value, end of period	$ 45.35	$ 48.88	$ 52.27	$ 57.47
Total Return B,C,D	1.26%	(5.49)%	(8.50)%	5.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.62% A	1.61%	1.61%	1.63% A
Expenses net of fee waivers, if any	1.62% A	1.61%	1.61%	1.63% A
Expenses net of all reductions	1.58% A	1.61%	1.61%	1.60% A
Net investment income (loss)	2.19% A	1.54%	1.78%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,660	$ 19,334	$ 26,020	$ 36,820
Portfolio turnover rate G	19% A	23%	11%	56% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.72	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.40	.53	.72	(.02)
Net realized and unrealized gain (loss)	.05	(3.63)	(5.84)	2.79
Total from investment operations	.45	(3.10)	(5.12)	2.77
Distributions from net investment income	(.31)	(.25)	(.07)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(3.76)	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	- J	.01	.01	- J
Net asset value, end of period	$ 45.41	$ 48.72	$ 52.06	$ 57.44
Total Return B,C,D	1.03%	(5.95)%	(8.94)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.11% A	2.10%	2.10%	2.12% A
Expenses net of fee waivers, if any	2.11% A	2.10%	2.10%	2.12% A
Expenses net of all reductions	2.07%A	2.10%	2.10%	2.10% A
Net investment income (loss)	1.70% A	1.05%	1.29%	(.36)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,900	$ 9,492	$ 14,114	$ 20,392
Portfolio turnover rate G	19% A	23%	11%	56% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.73	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.40	.54	.73	(.02)
Net realized and unrealized gain (loss)	.05	(3.64)	(5.84)	2.79
Total from investment operations	.45	(3.10)	(5.11)	2.77
Distributions from net investment income	(.36)	(.23)	(.09)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(3.81)	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	- J	.01	.01	- J
Net asset value, end of period	$ 45.37	$ 48.73	$ 52.05	$ 57.44
Total Return B,C,D	1.02%	(5.94)%	(8.93)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.11% A	2.10%	2.08%	2.09% A
Expenses net of fee waivers, if any	2.11% A	2.10%	2.08%	2.09% A
Expenses net of all reductions	2.07% A	2.10%	2.08%	2.07% A
Net investment income (loss)	1.70% A	1.06%	1.31%	(.34)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,258	$ 27,405	$ 35,203	$ 48,329
Portfolio turnover rate G	19% A	23%	11%	56% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 49.09	$ 52.48	$ 57.50	$ 47.29	$ 28.69	$ 67.90
Income from Investment Operations
Net investment income (loss) D	.65	1.09	1.34	1.07	.72	.83
Net realized and unrealized gain (loss)	.05	(3.67)	(5.88)	11.00	18.32	(37.74)
Total from investment operations	.70	(2.58)	(4.54)	12.07	19.04	(36.91)
Distributions from net investment income	(.98)	(.82)	(.29)	(1.49)	(.46)	(.65)
Distributions from net realized gain	(3.45)	-	(.20)	(.39)	-	(1.72)
Total distributions	(4.43)	(.82)	(.49)	(1.88)	(.46)	(2.37)
Redemption fees added to paid in capital D	- H	.01	.01	.02	.02	.07
Net asset value, end of period	$ 45.36	$ 49.09	$ 52.48	$ 57.50	$ 47.29	$ 28.69
Total Return B,C	1.58%	(4.91)%	(7.96)%	25.91%	67.88%	(56.20)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.03% A	1.02%	1.00%	1.03%	1.07%	1.02%
Expenses net of fee waivers, if any	1.03% A	1.02%	1.00%	1.03%	1.07%	1.02%
Expenses net of all reductions	.99% A	1.02%	1.00%	1.01%	1.05%	1.00%
Net investment income (loss)	2.78% A	2.14%	2.39%	2.10%	2.04%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,847,018	$ 2,274,601	$ 2,884,301	$ 4,283,462	$ 4,043,748	$ 2,225,606
Portfolio turnover rate F	19% A	23%	11%	56% I	52%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.07	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.65	1.08	1.32	.03
Net realized and unrealized gain (loss)	.05	(3.67)	(5.88)	2.79
Total from investment operations	.70	(2.59)	(4.56)	2.82
Distributions from net investment income	(.97)	(.86)	(.23)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(4.42)	(.86)	(.43)	(.80)
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 45.35	$ 49.07	$ 52.51	$ 57.49
Total Return B,C	1.58%	(4.93)%	(7.98)%	5.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.02% A	1.04%	1.04%	1.08% A
Expenses net of fee waivers, if any	1.02% A	1.04%	1.04%	1.08% A
Expenses net of all reductions	.98% A	1.04%	1.04%	1.06%A
Net investment income (loss)	2.79% A	2.12%	2.35%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,879	$ 7,928	$ 9,603	$ 12,868
Portfolio turnover rate F	19% A	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 834,376,255
Gross unrealized depreciation	(86,459,787)
Net unrealized appreciation (depreciation) on securities and other investments	$ 747,916,468

Tax cost	$ 1,248,263,304

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $203,788,711 and $699,565,418, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 83,779	$ 1,403
Class T	.25%	.25%	46,138	480
Class B	.75%	.25%	41,968	29,635
Class C	.75%	.25%	125,104	11,069
			$ 296,989	$ 42,587

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,024
Class T	2,186
Class B*	6,829
Class C*	2,082
$ 24,121

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 101,412.30
Class T	28,943.31
Class B	12,709.30
Class C	37,594.30
Latin America	2,339,357.22
Institutional Class	7,706.21
	$ 2,527,721

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,706 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,442,000.39%		$ 388

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,032 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,858,957. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $312,697, including $3,104 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $454,092 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $34.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,049.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 1,098,761	$ 1,209,540
Class T	245,683	259,191
Class B	57,649	65,750
Class C	192,218	156,473
Latin America	43,971,155	44,398,764
Institutional Class	150,629	143,743
Total	$ 45,716,095	$ 46,233,461
From net realized gain
Class A	$ 4,828,947	$ -
Class T	1,341,152	-
Class B	641,573	-
Class C	1,868,040	-
Latin America	155,430,816	-
Institutional Class	537,960	-
Total	$ 164,648,488	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	124,378	250,504	$ 5,765,425	$ 12,951,683
Reinvestment of distributions	119,230	21,636	5,315,278	1,072,283
Shares redeemed	(305,132)	(594,208)	(14,078,949)	(30,101,636)
Net increase (decrease)	(61,524)	(322,068)	$ (2,998,246)	$ (16,077,670)
Class T
Shares sold	25,400	45,016	$ 1,186,757	$ 2,321,071
Reinvestment of distributions	34,933	5,062	1,559,775	251,031
Shares redeemed	(88,567)	(152,369)	(4,092,294)	(7,641,343)
Net increase (decrease)	(28,234)	(102,291)	$ (1,345,762)	$ (5,069,241)
Class B
Shares sold	1,286	3,378	$ 59,989	$ 173,307
Reinvestment of distributions	13,236	1,105	592,836	54,795
Shares redeemed	(57,397)	(80,783)	(2,651,813)	(4,111,766)
Net increase (decrease)	(42,875)	(76,300)	$ (1,998,988)	$ (3,883,664)
Class C
Shares sold	21,411	55,877	$ 993,557	$ 2,923,684
Reinvestment of distributions	42,623	2,881	1,907,392	142,933
Shares redeemed	(157,908)	(172,705)	(7,304,822)	(8,681,626)
Net increase (decrease)	(93,874)	(113,947)	$ (4,403,873)	$ (5,615,009)
Latin America
Shares sold	2,046,731	6,405,350	$ 95,616,979	$ 336,749,510
Reinvestment of distributions	4,304,957	860,999	191,785,821	42,666,908
Shares redeemed	(11,964,767)	(15,886,221)	(553,506,631)	(800,304,511)
Net increase (decrease)	(5,613,079)	(8,619,872)	$ (266,103,831)	$ (420,888,093)
Institutional Class
Shares sold	40,730	84,374	$ 1,863,864	$ 4,329,443
Reinvestment of distributions	11,511	2,228	512,716	110,408
Shares redeemed	(62,119)	(107,894)	(2,890,485)	(5,412,186)
Net increase (decrease)	(9,878)	(21,292)	$ (513,905)	$ (972,335)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Nordic Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Actual	1.05%	$ 1,000.00	$ 1,205.50	$ 5.74
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Nordic Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Sweden	43.8%
Denmark	17.4%
Finland	16.8%
Norway	12.3%
Bermuda	6.7%
Malta	3.4%
United States of America	(0.4)%†

† United States of America is not included in the pie chart.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Sweden	44.8%
Denmark	19.2%
Finland	14.9%
Norway	14.3%
Bermuda	2.8%
United States of America	2.2%
Malta	1.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	100.4	97.8
Short-Term Investments and Net Other Assets (Liabilities)	(0.4)	2.2
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	5.7	7.0
Schibsted ASA (B Shares) (Norway, Media)	5.6	5.9
Svenska Handelsbanken AB (A Shares) (Sweden, Commercial Banks)	5.4	5.3
Vostok Nafta Investment Ltd. SDR (Bermuda, Diversified Financial Services)	5.0	1.6
Jyske Bank A/S (Reg.) (Denmark, Commercial Banks)	4.9	5.1
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	4.8	5.3
Sampo Oyj (A Shares) (Finland, Insurance)	4.5	4.8
Intrum Justitia AB (Sweden, Commercial Services & Supplies)	4.2	3.7
Raisio Group PLC (V Shares) (Finland, Food Products)	3.9	0.8
Lassila & Tikahoja Oyj (Finland, Commercial Services & Supplies)	3.9	4.5
	47.9
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.6	24.6
Industrials	22.8	25.4
Consumer Discretionary	13.7	13.2
Consumer Staples	9.8	7.8
Information Technology	8.3	9.8
Health Care	8.1	9.1
Energy	4.4	4.7
Materials	2.7	3.2

Semiannual Report

Fidelity Nordic Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
Bermuda - 6.7%
BW Offshore Ltd.	6,107,900	$ 5,762,070
Vostok Nafta Investment Ltd. SDR	3,391,000	16,847,610
TOTAL BERMUDA		22,609,680
Denmark - 17.4%
Christian Hansen Holding A/S	257,800	9,289,926
Danske Bank A/S (a)	464,168	8,773,202
Jyske Bank A/S (Reg.) (a)	421,280	16,393,984
Novo Nordisk A/S Series B	108,901	19,169,281
Solar Holding A/S	99,281	4,980,623
TOTAL DENMARK		58,607,016
Finland - 16.8%
Amer Group PLC (A Shares)	621,300	10,571,416
Lassila & Tikahoja Oyj	741,600	13,135,944
Nokia Corp. (d)	1,367,200	4,593,365
Raisio Group PLC (V Shares)	3,123,500	13,368,853
Sampo Oyj (A Shares)	379,600	15,147,401
TOTAL FINLAND		56,816,979
Malta - 3.4%
Unibet Group PLC unit	333,500	11,577,985
Norway - 12.3%
ElectroMagnetic GeoServices ASA (a)	1,854,300	2,685,061
Gjensidige Forsikring ASA	473,100	7,621,779
Merkantildata ASA	552,300	5,914,250
Schibsted ASA (B Shares)	439,000	19,070,407
TGS Nopec Geophysical Co. ASA	174,700	6,256,057
TOTAL NORWAY		41,547,554
Sweden - 43.8%
AarhusKarlshamn AB	157,700	8,273,042
ASSA ABLOY AB (B Shares) (d)	406,000	16,168,460
Atlas Copco AB (A Shares) (d)	490,100	12,900,851
Avanza Bank Holding AB (d)	288,900	6,363,240
BioGaia AB (d)	222,023	7,690,754
CDON Group AB (a)(d)	1,150,053	5,358,947
DIBS Payment Services AB (e)	958,000	6,592,574
Hakon Invest AB (d)	129,000	3,483,232
Industrial & Financial Systems AB (IFS) (d)	438,300	8,352,049

	Shares	Value
Intrum Justitia AB	680,600	$ 14,019,349
Investment AB Kinnevik	387,100	10,111,946
Lindab International AB	653,900	5,115,333
Meda AB (A Shares)	38,400	458,592
Saab AB (B Shares)	373,300	8,190,534
Sandvik AB (d)	177,200	2,511,294
Svenska Handelsbanken AB (A Shares)	400,800	18,206,235
Swedbank AB (A Shares)	135,900	3,344,528
Swedish Match Co. AB	244,700	8,487,600
Telefonaktiebolaget LM Ericsson (B Shares) (d)	195,200	2,427,580
TOTAL SWEDEN		148,056,140
TOTAL COMMON STOCKS (Cost $289,134,635)		339,215,354
Money Market Funds - 15.5%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $52,356,637)	52,356,637	52,356,637
TOTAL INVESTMENT PORTFOLIO - 115.9% (Cost $341,491,272)		391,571,991
NET OTHER ASSETS (LIABILITIES) - (15.9)%		(53,791,452)
NET ASSETS - 100%		$ 337,780,539
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,199
Fidelity Securities Lending Cash Central Fund	418,900
Total	$ 421,099
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DIBS Payment Services AB	$ 6,451,061	$ 996,282	$ 61,217	$ -	$ 6,592,574
Total	$ 6,451,061	$ 996,282	$ 61,217	$ -	$ 6,592,574
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,578,755	$ 46,578,755	$ -	$ -
Consumer Staples	33,612,727	33,612,727	-	-
Energy	14,703,188	14,703,188	-	-
Financials	102,809,925	102,809,925	-	-
Health Care	27,318,627	8,149,346	19,169,281	-
Industrials	77,022,388	77,022,388	-	-
Information Technology	27,879,818	20,858,873	7,020,945	-
Materials	9,289,926	9,289,926	-	-
Money Market Funds	52,356,637	52,356,637	-	-
Total Investments in Securities:	$ 391,571,991	$ 365,381,765	$ 26,190,226	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Nordic Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $49,981,916) - See accompanying schedule: Unaffiliated issuers (cost $282,034,996)	$ 332,622,780
Fidelity Central Funds (cost $52,356,637)	52,356,637
Other affiliated issuers (cost $7,099,639)	6,592,574
Total Investments (cost $341,491,272)		$ 391,571,991
Foreign currency held at value (cost $600,098)		600,098
Receivable for investments sold		4,991,198
Receivable for fund shares sold		243,268
Dividends receivable		2,170,763
Distributions receivable from Fidelity Central Funds		229,554
Prepaid expenses		171
Receivable from investment adviser for expense reductions		1,394
Other receivables		3,653
Total assets		399,812,090

Liabilities
Payable to custodian bank	$ 2,370,653
Payable for investments purchased	6,845,007
Payable for fund shares redeemed	139,251
Accrued management fee	192,984
Other affiliated payables	79,336
Other payables and accrued expenses	47,683
Collateral on securities loaned, at value	52,356,637
Total liabilities		62,031,551

Net Assets		$ 337,780,539
Net Assets consist of:
Paid in capital		$ 415,820,375
Undistributed net investment income		4,758,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(132,917,808)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,119,451
Net Assets, for 9,343,656 shares outstanding		$ 337,780,539
Net Asset Value, offering price and redemption price per share ($337,780,539 ÷ 9,343,656 shares)		$ 36.15

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 6,916,607
Income from Fidelity Central Funds (including $418,900 from security lending)		421,099
Income before foreign taxes withheld		7,337,706
Less foreign taxes withheld		(972,202)
Total income		6,365,504

Expenses
Management fee	$ 1,104,661
Transfer agent fees	380,782
Accounting and security lending fees	82,175
Custodian fees and expenses	30,865
Independent trustees' compensation	986
Registration fees	12,685
Audit	37,643
Legal	581
Miscellaneous	1,140
Total expenses before reductions	1,651,518
Expense reductions	(60,719)	1,590,799
Net investment income (loss)		4,774,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,763,195
Other affiliated issuers	2,223
Foreign currency transactions	(17,021)
Total net realized gain (loss)		6,748,397
Change in net unrealized appreciation (depreciation) on: Investment securities	46,173,615
Assets and liabilities in foreign currencies	38,466
Total change in net unrealized appreciation (depreciation)		46,212,081
Net gain (loss)		52,960,478
Net increase (decrease) in net assets resulting from operations		$ 57,735,183

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Nordic Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,774,705	$ 7,525,589
Net realized gain (loss)	6,748,397	(13,188,687)
Change in net unrealized appreciation (depreciation)	46,212,081	20,467,125
Net increase (decrease) in net assets resulting from operations	57,735,183	14,804,027
Distributions to shareholders from net investment income	(5,930,609)	(7,290,470)
Share transactions Proceeds from sales of shares	32,348,421	33,108,526
Reinvestment of distributions	5,720,237	7,043,836
Cost of shares redeemed	(49,066,801)	(111,655,692)
Net increase (decrease) in net assets resulting from share transactions	(10,998,143)	(71,503,330)
Redemption fees	23,429	40,364
Total increase (decrease) in net assets	40,829,860	(63,949,409)

Net Assets
Beginning of period	296,950,679	360,900,088
End of period (including undistributed net investment income of $4,758,521 and undistributed net investment income of $5,914,425, respectively)	$ 337,780,539	$ 296,950,679
Other Information Shares
Sold	955,897	1,108,092
Issued in reinvestment of distributions	185,181	258,205
Redeemed	(1,500,682)	(3,857,413)
Net increase (decrease)	(359,604)	(2,491,116)

Financial Highlights

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 30.60	$ 29.60	$ 32.27	$ 26.33	$ 20.75	$ 52.81
Income from Investment Operations
Net investment income (loss)	.51	.70 G	.47	.33	.35	.85
Net realized and unrealized gain (loss) D	5.67	.91	(2.86)	5.94	6.29	(28.93)
Total from investment operations	6.18	1.61	(2.39)	6.27	6.64	(28.08)
Distributions from net investment income	(.63)	(.61)	(.29)	(.34)	(1.06)	(1.73)
Distributions from net realized gain	-	-	-	-	-	(2.28)
Total distributions	(.63)	(.61)	(.29)	(.34)	(1.06)	(4.01)
Redemption fees added to paid in capital D	- I	- I	.01	.01	- I	.03
Net asset value, end of period	$ 36.15	$ 30.60	$ 29.60	$ 32.27	$ 26.33	$ 20.75
Total Return B,C	20.55%	5.69%	(7.49)%	24.05%	34.90%	(57.32)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.05% A	1.08%	1.05%	1.12%	1.15%	1.09%
Expenses net of fee waivers, if any	1.05% A	1.08%	1.05%	1.12%	1.15%	1.09%
Expenses net of all reductions	1.02% A	1.04%	.99%	1.10%	1.12%	1.07%
Net investment income (loss)	3.05% A	2.40% G	1.40%	1.16%	1.71%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 337,781	$ 296,951	$ 360,900	$ 457,775	$ 334,414	$ 290,401
Portfolio turnover rate F	33% A	193%	265%	80%	107%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 59,845,988
Gross unrealized depreciation	(14,143,337)
Net unrealized appreciation (depreciation) on securities and other investments	$ 45,702,651

Tax cost	$ 345,869,340

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (116,424,475)
No expiration
Short-term	(18,136,618)
Total capital loss carryforward	$ (134,561,093)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $51,087,485 and $55,214,231, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $402 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $59,325 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,394.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Pacific Basin Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Actual	1.24%	$ 1,000.00	$ 1,222.40	$ 6.83
Hypothetical A		$ 1,000.00	$ 1,018.65	$ 6.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Pacific Basin Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan	36.4%
Cayman Islands	15.8%
Korea (South)	9.7%
Australia	6.8%
Indonesia	5.6%
Bermuda	4.3%
Singapore	3.3%
Hong Kong	3.0%
Taiwan	2.9%
Other	12.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Japan	35.4%
Cayman Islands	16.8%
Korea (South)	9.7%
Australia	7.7%
Indonesia	5.1%
Bermuda	4.2%
Singapore	4.0%
Hong Kong	3.2%
China	2.7%
Other	11.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	99.5
Short-Term Investments and Net Other Assets (Liabilities)	1.2	0.5
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
ORIX Corp. (Japan, Diversified Financial Services)	3.8	3.4
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.6	2.6
Softbank Corp. (Japan, Wireless Telecommunication Services)	2.5	1.9
Toyo-Thai Corp. PCL (Thailand, Construction & Engineering)	2.1	2.1
AEON Financial Service Co. Ltd. (Japan, Consumer Finance)	1.8	2.2
Daou Technology, Inc. (Korea (South), Internet Software & Services)	1.7	1.9
Goodpack Ltd. (Singapore, Air Freight & Logistics)	1.6	1.6
Rohto Pharmaceutical Co. Ltd. (Japan, Pharmaceuticals)	1.3	1.6
Japan Tobacco, Inc. (Japan, Tobacco)	1.3	1.2
Nippon Seiki Co. Ltd. (Japan, Auto Components)	1.3	1.1
	20.0
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.5	22.7
Financials	20.4	16.7
Consumer Discretionary	19.1	20.2
Industrials	14.7	16.9
Health Care	6.6	6.1
Materials	5.8	4.7
Consumer Staples	5.5	6.5
Telecommunication Services	2.5	2.3
Energy	1.5	1.5
Utilities	1.2	1.9

Semiannual Report

Fidelity Pacific Basin Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 6.8%
Acrux Ltd.	672,646	$ 2,817,222
Alkane Resources Ltd. (a)	1,359,006	774,885
Austal Ltd. (a)	5,264,299	3,629,237
Carsales.com Ltd.	268,524	2,691,923
Goodman Group unit	1,144,347	6,180,855
Iluka Resources Ltd. (d)	286,996	2,662,882
Karoon Gas Australia Ltd. (a)	443,513	1,921,922
Leighton Holdings Ltd.	50,318	1,042,772
Linc Energy Ltd. (a)(d)	228,653	455,126
Mesoblast Ltd. (a)(d)	438,761	2,674,598
Navitas Ltd.	794,644	4,456,798
Newcrest Mining Ltd.	181,442	3,161,976
Origin Energy Ltd.	630,076	8,047,421
realestate.com.au Ltd.	70,596	2,276,844
SEEK Ltd.	372,891	4,321,921
Starpharma Holdings Ltd. (a)(d)	1,168,322	1,180,919
TOTAL AUSTRALIA		48,297,301
Bermuda - 4.3%
Biosensors International Group Ltd. (a)	4,772,000	4,649,184
Brilliance China Automotive Holdings Ltd. (a)	1,950,000	2,387,196
Cheung Kong Infrastructure Holdings Ltd.	439,000	3,184,951
China Animal Healthcare Ltd.	11,668,000	2,747,195
China Foods Ltd.	2,510,000	1,280,852
China Singyes Solar Tech Holdings Ltd.	3,334,000	2,891,416
Digital China Holdings Ltd. (H Shares)	1,655,000	2,085,772
Imagi International Holdings Ltd. (a)	61,928,000	678,322
Nine Dragons Paper (Holdings) Ltd.	2,918,000	2,530,639
REXLot Holdings Ltd.	43,386,967	3,578,237
Shangri-La Asia Ltd.	550,000	1,063,124
Vtech Holdings Ltd.	276,500	3,527,445
TOTAL BERMUDA		30,604,333
Cayman Islands - 15.8%
21Vianet Group, Inc. ADR (a)(d)	200,200	1,809,808
3SBio, Inc. sponsored ADR (a)	178,100	2,940,431
51job, Inc. sponsored ADR (a)(d)	99,400	5,725,440
AirMedia Group, Inc. ADR (a)	968,100	1,597,365
Airtac International Group	437,000	2,319,108
AMVIG Holdings Ltd.	9,052,000	3,499,417
AutoNavi Holdings Ltd. ADR (a)	154,800	1,695,060
Baidu.com, Inc. sponsored ADR (a)	52,300	4,489,955
Bitauto Holdings Ltd. ADR (a)	515,870	5,865,442
China Automation Group Ltd.	6,268,000	1,405,426
China Dongxiang Group Co. Ltd.	21,408,000	3,669,084
China High Precision Automation Group Ltd.	4,875,000	613,132
China Lilang Ltd.	2,419,000	1,486,908
China Lodging Group Ltd. ADR (a)	97,400	1,484,376
China Mengniu Dairy Co. Ltd.	1,245,000	3,505,506

	Shares	Value
China Metal Recycling (Holdings) Ltd.	2,572,200	$ 2,187,985
China State Construction International Holdings Ltd.	2,495,302	3,633,553
CNinsure, Inc. ADR (a)	178,700	1,129,384
EVA Precision Industrial Holdings Ltd.	25,062,000	4,327,633
Fook Woo Group Holdings Ltd. (a)	11,590,000	879,688
Greatview Aseptic Pack Co. Ltd.	3,683,000	2,202,164
Haitian International Holdings Ltd.	2,167,000	3,708,403
Hutchison China Meditech Ltd. (a)	196,669	1,776,458
Jiayuan.com International Ltd. sponsored ADR (a)	240,500	1,200,095
Kingdee International Software Group Co. Ltd. (a)	6,925,513	1,142,331
Kingsoft Corp. Ltd.	2,830,000	3,256,625
KongZhong Corp. sponsored ADR (a)	406,000	2,436,000
New Oriental Education & Technology Group, Inc. sponsored ADR	221,600	4,239,208
Pactera Technology International Ltd. ADR (d)	304,100	1,547,869
Perfect World Co. Ltd. sponsored ADR Class B	216,775	2,596,965
Royale Furniture Holdings Ltd.	33,521,865	2,721,439
Shenguan Holdings Group Ltd.	9,116,000	4,628,395
SINA Corp. (a)	43,500	2,449,920
SouFun Holdings Ltd. ADR (d)	293,300	7,505,547
Tencent Holdings Ltd.	216,300	7,419,839
TPK Holding Co. Ltd.	135,000	2,742,116
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	240,300	4,582,521
Xinyi Glass Holdings Ltd.	2,846,000	1,947,419
TOTAL CAYMAN ISLANDS		112,368,015
China - 2.2%
Guangshen Railway Co. Ltd. (H Shares)	5,962,000	3,003,991
NQ Mobile, Inc. ADR (a)(d)	201,200	1,736,356
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,097,500	8,690,731
Yantai Changyu Pioneer Wine Co. (B Shares)	406,510	1,853,880
TOTAL CHINA		15,284,958
Hong Kong - 3.0%
AIA Group Ltd.	1,943,800	8,629,203
Lenovo Group Ltd.	2,958,000	2,702,553
Magnificent Estates Ltd.	56,182,000	3,257,914
Techtronic Industries Co. Ltd.	1,188,000	2,838,285
Wharf Holdings Ltd.	300,000	2,677,139
YGM Trading Ltd.	501,000	1,439,702
TOTAL HONG KONG		21,544,796
India - 2.3%
Britannia Industries Ltd. (a)	146,278	1,579,944
Educomp Solutions Ltd.	349,410	419,149
Financial Technologies India Ltd.	168,768	2,540,715
Geodesic Ltd.	1,605,385	276,610
Common Stocks - continued
	Shares	Value
India - continued
Housing Development Finance Corp. Ltd. (a)	146,108	$ 2,306,811
INFO Edge India Ltd.	350,752	2,304,046
Mahindra & Mahindra Financial Services Ltd.	446,480	1,894,120
United Spirits Ltd. (a)	116,994	4,818,252
TOTAL INDIA		16,139,647
Indonesia - 5.6%
PT Bank Rakyat Indonesia Tbk	4,261,000	4,119,652
PT Ciputra Development Tbk	50,852,500	7,217,929
PT Gudang Garam Tbk	187,000	950,145
PT Lippo Karawaci Tbk	30,723,500	4,266,047
PT Media Nusantara Citra Tbk	23,850,000	7,665,837
PT Mitra Adiperkasa Tbk	5,334,500	4,526,566
PT MNC Sky Vision Tbk	8,196,000	2,002,105
PT Nippon Indosari Corpindo Tbk	4,610,000	3,651,008
PT Pembangunan Perumahan Persero Tbk	17,760,500	2,593,969
PT Tiga Pilar Sejahtera Food Tbk	21,821,500	2,783,091
TOTAL INDONESIA		39,776,349
Japan - 36.4%
ACOM Co. Ltd. (a)(d)	131,330	5,381,028
AEON Financial Service Co. Ltd. (d)	414,000	12,412,133
AEON Mall Co. Ltd.	163,600	5,267,232
Calbee, Inc.	30,900	3,054,989
Chiyoda Co. Ltd.	76,700	2,214,258
Daiichi Sankyo Kabushiki Kaisha	200,100	3,915,300
DeNA Co. Ltd. (d)	104,600	2,979,644
Digital Garage, Inc. (d)	840	3,092,291
Fuji Heavy Industries Ltd.	429,000	8,097,581
Fujibo Holdings, Inc. (d)	2,363,000	6,636,633
Fujitsu Ltd.	671,000	2,818,253
GMO Internet, Inc.	513,800	6,726,348
Hajime Construction Co. Ltd.	64,200	4,194,198
Hamakyorex Co. Ltd.	81,100	2,872,308
Hikari Tsushin, Inc. (d)	54,700	2,982,808
Honeys Co. Ltd. (d)	170,010	2,205,222
Internet Initiative Japan, Inc.	129,000	5,219,893
ISE Chemical Corp.	432,000	3,593,429
Japan Exchange Group, Inc. (d)	60,100	7,377,284
Japan Tobacco, Inc.	245,100	9,265,083
Kenedix Realty Investment Corp.	873	4,095,404
Message Co. Ltd. (d)	1,308	3,883,546
Micronics Japan Co. Ltd. (a)	339,900	1,715,876
Miraial Co. Ltd.	113,600	2,357,536
MS&AD Insurance Group Holdings, Inc.	265,600	7,126,230
Nihon M&A Center, Inc.	133,800	7,057,935
Nihon Nohyaku Co. Ltd.	243,000	2,311,520
Nihon Parkerizing Co. Ltd.	109,000	2,220,242
Nippon Seiki Co. Ltd.	684,000	9,028,516
Nippon Shinyaku Co. Ltd.	97,000	1,506,773
Nitta Corp.	284,800	6,381,613

	Shares	Value
Nitto Denko Corp.	17,400	$ 1,143,172
NSD Co. Ltd.	200,300	2,282,456
ORIX Corp.	1,770,200	27,162,487
Point, Inc.	33,180	1,611,868
Rakuten, Inc.	396,000	4,223,875
Rohto Pharmaceutical Co. Ltd.	673,000	9,427,213
Saizeriya Co. Ltd.	157,900	2,236,015
Sankyo Seiko Co. Ltd.	606,400	2,321,655
Sega Sammy Holdings, Inc.	211,800	5,564,737
Shinsei Bank Ltd.	3,137,000	8,804,624
Softbank Corp.	353,900	17,551,294
Sony Financial Holdings, Inc.	167,100	2,360,634
Start Today Co. Ltd. (d)	107,300	1,624,590
Toridoll.Corporation	182,400	2,457,716
Toyo Engineering Corp.	701,000	3,354,414
Universal Entertainment Corp. (d)	180,300	4,524,062
Wacom Co. Ltd.	656	3,006,708
Xebio Co. Ltd.	50,000	1,178,652
Yamato Kogyo Co. Ltd.	234,600	7,759,287
Zeon Corp.	247,000	2,659,489
TOTAL JAPAN		259,246,054
Korea (South) - 9.7%
Daou Technology, Inc.	665,020	12,103,782
Duksan Hi-Metal Co. Ltd. (a)	147,438	3,653,794
Hotel Shilla Co.	36,650	1,936,284
Hyundai Home Shopping Network Corp.	21,378	2,949,733
Hyundai Motor Co.	10,928	1,979,045
Hyundai Wia Corp.	12,404	1,598,903
Korea Electric Power Corp. (a)	205,540	5,924,511
Korea Plant Service & Engineering Co. Ltd.	42,977	2,219,833
Korean Reinsurance Co.	200,150	1,962,237
Lotte Chilsung Beverage Co. Ltd.	919	1,434,047
Mando Corp.	13,957	1,064,249
NHN Corp.	13,009	3,495,486
Samsung Electronics Co. Ltd.	13,161	18,159,525
Sapphire Technology Co. Ltd. (a)	51,480	1,637,942
Soulbrain Co. Ltd.	47,213	1,969,333
TK Corp. (a)	165,198	3,299,130
Woori Finance Holdings Co. Ltd.	323,080	3,490,029
TOTAL KOREA (SOUTH)		68,877,863
Luxembourg - 0.7%
Samsonite International SA	2,115,600	5,207,111
Malaysia - 1.8%
Bumiputra-Commerce Holdings Bhd	938,900	2,388,525
Bursa Malaysia Bhd	578,800	1,360,204
IJM Land Bhd warrants 9/11/13 (a)	116,970	44,981
JobStreet Corp. Bhd	7,040,150	7,635,989
Common Stocks - continued
	Shares	Value
Malaysia - continued
Muhibbah Engineering (M) Bhd	4,491,400	$ 1,653,367
WCT Bhd warrants 9/6/17 (a)	468,120	53,082
TOTAL MALAYSIA		13,136,148
Philippines - 0.6%
Alliance Global Group, Inc.	7,498,042	4,315,813
Singapore - 3.3%
CSE Global Ltd.	7,480,500	5,131,950
Global Logistic Properties Ltd.	1,881,000	4,214,955
Goodpack Ltd.	8,320,800	11,349,309
OSIM International Ltd.	1,668,000	2,701,681
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	306
TOTAL SINGAPORE		23,398,201
Taiwan - 2.9%
CTCI Corp.	229,000	458,155
LITE-ON Technology Corp.	2,108,269	3,796,171
Lung Yen Life Service Co. Ltd.	542,000	1,902,238
Merida Industry Co. Ltd.	417,000	2,545,270
Pacific Hospital Supply Co. Ltd.	485,100	1,612,065
PChome Online, Inc.	191,768	868,126
Taiwan Hon Chuan Enterprise Co. Ltd.	873,000	2,427,467
Tong Hsing Electronics Industries Ltd.	1,157,096	5,100,796
WPG Holding Co. Ltd.	1,525,000	1,838,377
TOTAL TAIWAN		20,548,665
Thailand - 2.4%
Bangkok Bank PCL (For. Reg.)	264,700	2,047,254
Toyo-Thai Corp. PCL	8,162,726	15,296,420
TOTAL THAILAND		17,343,674
United Kingdom - 0.3%
SAIC Motor Corp. Ltd. Class A (UBS Warrant Programme) warrants 9/16/14 (a)	744,982	1,800,524

	Shares	Value
United States of America - 0.7%
AsiaInfo-Linkage, Inc. (a)	195,800	$ 2,247,784
GI Dynamics, Inc. CDI (a)	2,797,233	1,855,931
YOU On Demand Holdings, Inc. (a)	440,068	717,311
TOTAL UNITED STATES OF AMERICA		4,821,026
TOTAL COMMON STOCKS (Cost $524,043,527)		702,710,478
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 0.13% (b)	5,893,834	5,893,834
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	48,852,889	48,852,889
TOTAL MONEY MARKET FUNDS (Cost $54,746,723)		54,746,723
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $578,790,250)		757,457,201
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(46,039,871)
NET ASSETS - 100%		$ 711,417,330
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,785
Fidelity Securities Lending Cash Central Fund	339,455
Total	$ 345,240
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 137,440,089	$ 76,337,703	$ 61,102,386	$ -
Consumer Staples	38,805,192	26,485,120	12,320,072	-
Energy	10,424,469	10,424,469	-	-
Financials	144,407,636	62,620,056	81,787,580	-
Health Care	45,569,356	26,836,524	18,732,832	-
Industrials	105,430,231	84,884,273	19,666,270	879,688
Information Technology	152,868,862	122,056,725	30,199,005	613,132
Materials	41,103,887	19,228,763	19,687,139	2,187,985
Telecommunication Services	17,551,294	-	17,551,294	-
Utilities	9,109,462	3,184,951	5,924,511	-
Money Market Funds	54,746,723	54,746,723	-	-
Total Investments in Securities:	$ 757,457,201	$ 486,805,307	$ 266,971,089	$ 3,680,805

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 190,526,382
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pacific Basin Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,587,814) - See accompanying schedule: Unaffiliated issuers (cost $524,043,527)	$ 702,710,478
Fidelity Central Funds (cost $54,746,723)	54,746,723
Total Investments (cost $578,790,250)		$ 757,457,201
Cash		34,142
Receivable for investments sold		1,121,987
Receivable for fund shares sold		2,356,651
Dividends receivable		2,064,123
Distributions receivable from Fidelity Central Funds		49,072
Prepaid expenses		353
Receivable from investment adviser for expense reductions		6,715
Other receivables		74,446
Total assets		763,164,690

Liabilities
Payable for investments purchased	$ 1,165,316
Payable for fund shares redeemed	478,030
Accrued management fee	517,340
Other affiliated payables	139,507
Other payables and accrued expenses	594,278
Collateral on securities loaned, at value	48,852,889
Total liabilities		51,747,360

Net Assets		$ 711,417,330
Net Assets consist of:
Paid in capital		$ 549,877,174
Undistributed net investment income		47,532
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,601,453)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,094,077
Net Assets, for 24,149,227 shares outstanding		$ 711,417,330
Net Asset Value, offering price and redemption price per share ($711,417,330 ÷ 24,149,227 shares)		$ 29.46

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,047,047
Interest		13
Income from Fidelity Central Funds (including $339,455 from security lending)		345,240
Income before foreign taxes withheld		4,392,300
Less foreign taxes withheld		(262,848)
Total income		4,129,452

Expenses
Management fee
Basic fee	$ 2,211,330
Performance adjustment	728,496
Transfer agent fees	650,972
Accounting and security lending fees	159,113
Custodian fees and expenses	101,526
Independent trustees' compensation	2,018
Registration fees	12,729
Audit	40,472
Legal	2,129
Miscellaneous	2,277
Total expenses before reductions	3,911,062
Expense reductions	(48,060)	3,863,002
Net investment income (loss)		266,450
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,299,324
Foreign currency transactions	(188,786)
Total net realized gain (loss)		26,110,538
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $431,447)	103,247,390
Assets and liabilities in foreign currencies	(29,251)
Total change in net unrealized appreciation (depreciation)		103,218,139
Net gain (loss)		129,328,677
Net increase (decrease) in net assets resulting from operations		$ 129,595,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pacific Basin Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 266,450	$ 7,891,504
Net realized gain (loss)	26,110,538	3,649,505
Change in net unrealized appreciation (depreciation)	103,218,139	37,684,059
Net increase (decrease) in net assets resulting from operations	129,595,127	49,225,068
Distributions to shareholders from net investment income	(6,773,254)	(3,487,165)
Distributions to shareholders from net realized gain	(10,772,479)	(2,493,225)
Total distributions	(17,545,733)	(5,980,390)
Share transactions Proceeds from sales of shares	69,301,567	39,444,014
Reinvestment of distributions	16,854,631	5,724,533
Cost of shares redeemed	(68,063,911)	(229,658,785)
Net increase (decrease) in net assets resulting from share transactions	18,092,287	(184,490,238)
Redemption fees	21,988	45,917
Total increase (decrease) in net assets	130,163,669	(141,199,643)

Net Assets
Beginning of period	581,253,661	722,453,304
End of period (including undistributed net investment income of $47,532 and undistributed net investment income of $6,554,336, respectively)	$ 711,417,330	$ 581,253,661
Other Information Shares
Sold	2,687,381	1,702,098
Issued in reinvestment of distributions	691,047	257,613
Redeemed	(2,616,195)	(10,038,333)
Net increase (decrease)	762,233	(8,078,622)

Financial Highlights

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 24.85	$ 22.96	$ 25.11	$ 19.88	$ 12.84	$ 37.32
Income from Investment Operations
Net investment income (loss) D	.01	.30	.21	.21	.20	.22
Net realized and unrealized gain (loss)	5.36	1.79	(1.51)	5.86	6.90	(20.61)
Total from investment operations	5.37	2.09	(1.30)	6.07	7.10	(20.39)
Distributions from net investment income	(.29)	(.12)	(.20)	(.15)	(.07)	(.22)
Distributions from net realized gain	(.47)	(.08)	(.66)	(.70)	-	(3.88)
Total distributions	(.76)	(.20)	(.86)	(.85)	(.07)	(4.10)
Redemption fees added to paid in capital D	- H	- H	.01	.01	.01	.01
Net asset value, end of period	$ 29.46	$ 24.85	$ 22.96	$ 25.11	$ 19.88	$ 12.84
Total Return B,C	22.24%	9.22%	(5.44)%	31.65%	55.77%	(61.02)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.25% A	1.28%	1.14%	1.07%	.90%	1.22%
Expenses net of fee waivers, if any	1.24% A	1.28%	1.13%	1.07%	.90%	1.22%
Expenses net of all reductions	1.23% A	1.26%	1.10%	1.03%	.85%	1.17%
Net investment income (loss)	.08% A	1.29%	.81%	.95%	1.30%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 711,417	$ 581,254	$ 722,453	$ 836,913	$ 609,209	$ 392,393
Portfolio turnover rate F	34% A	26%	59%	66%	91%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 227,664,495
Gross unrealized depreciation	(70,723,469)
Net unrealized appreciation (depreciation) on securities and other investments	$ 156,941,026

Tax cost	$ 600,516,175

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,028,843)
No expiration
Short-term	(777,806)
Total capital loss carryforward	$ (13,806,649)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $107,585,717 and $113,011,968, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .94% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $212 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $797 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $16,355 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $41,345 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,715.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors
FIL Investment Advisors
(UK) Limited
FIL Investments (Japan) Limited

Fidelity China Region Fund, Fidelity Emerging Asia Fund,
Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Pacific Basin Fund

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity Emerging Markets Fund, Fidelity Japan Fund,
Fidelity Pacific Basin Fund

Brown Brothers Harriman & Co.
Boston, MA

Fidelity China Region Fund, Fidelity Latin America Fund,
Fidelity Nordic Fund

State Street Bank and Trust Company
Quincy, MA

Fidelity Canada Fund, Fidelity Europe Fund

The Northern Trust Company
Chicago, IL

Fidelity Emerging Asia Fund,
Fidelity Europe Capital Appreciation Fund,
Fidelity Japan Smaller Companies Fund

Fidelity's International Equity Funds

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Diversified International Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Fidelity Emerging Markets Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Europe Fund

Fidelity Global Balanced Fund

Fidelity Global Commodity Stock Fund

Fidelity Global Strategies Fund

Fidelity International Capital Appreciation Fund

Fidelity International Discovery Fund

Fidelity International Growth Fund

Fidelity International Small Cap Fund

Fidelity International Small Cap Opportunities Fund

Fidelity International Value Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Overseas Fund

Fidelity Pacific Basin Fund

Fidelity Total International Equity Fund

Fidelity Worldwide Fund

Corporate Headquarters

245 Summer St.,
Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

TIF-USAN-0613
1.784917.110

Fidelity Advisor®

Canada Fund -

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2013

Class A, Class T, Class B, and Class C are
classes of Fidelity® Canada Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.16%
Actual		$ 1,000.00	$ 1,029.90	$ 5.84
HypotheticalA		$ 1,000.00	$ 1,019.04	$ 5.81
Class T	1.44%
Actual		$ 1,000.00	$ 1,028.50	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.93%
Actual		$ 1,000.00	$ 1,026.00	$ 9.70
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Class C	1.89%
Actual		$ 1,000.00	$ 1,026.20	$ 9.50
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Canada	.84%
Actual		$ 1,000.00	$ 1,031.40	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,031.60	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Canada	95.6%
United States of America	4.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Canada	97.1%
United States of America	2.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	99.3
Short-Term Investments and Net Other Assets (Liabilities)	1.7	0.7
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Commercial Banks)	6.2	5.9
The Toronto-Dominion Bank (Commercial Banks)	5.8	5.5
Bank of Nova Scotia (Commercial Banks)	5.1	4.1
Valeant Pharmaceuticals International, Inc. (Canada) (Pharmaceuticals)	4.7	3.1
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	4.6	3.3
Catamaran Corp. (Health Care Providers & Services)	3.5	3.1
Bank of Montreal (Commercial Banks)	3.1	2.7
Canadian National Railway Co. (Road & Rail)	3.0	3.0
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	2.9	4.2
TransCanada Corp. (Oil, Gas & Consumable Fuels)	2.8	1.9
	41.7
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.8	28.3
Energy	20.2	24.6
Health Care	9.0	6.2
Consumer Discretionary	8.1	5.5
Telecommunication Services	6.9	5.6
Materials	6.8	18.0
Consumer Staples	5.6	3.0
Industrials	4.7	4.8
Information Technology	4.0	3.1
Utilities	0.2	0.2

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 1.6%
Magna International, Inc. Class A (sub. vtg.)	760,000	$ 45,715,420
Hotels, Restaurants & Leisure - 0.4%
Tim Hortons, Inc. (Canada)	210,300	11,393,294
Household Durables - 0.3%
Brookfield Residential Properties, Inc. (a)	300,000	7,167,000
Internet & Catalog Retail - 0.3%
Expedia, Inc.	150,000	8,376,000
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	100,000	4,863,765
Cineplex, Inc. (d)	350,000	11,895,379
Corus Entertainment, Inc. Class B (non-vtg.) (d)	450,000	11,050,673
Quebecor, Inc. Class B (sub. vtg.)	200,000	9,310,636
		37,120,453
Multiline Retail - 1.7%
Canadian Tire Ltd. Class A (non-vtg.) (d)	50,000	3,682,565
Dollarama, Inc.	503,467	36,881,100
Hudson's Bay Co. (e)	500,000	7,811,802
		48,375,467
Specialty Retail - 0.4%
Home Depot, Inc.	170,000	12,469,500
Textiles, Apparel & Luxury Goods - 2.1%
Gildan Activewear, Inc.	970,195	39,011,960
lululemon athletica, Inc. (a)	257,600	19,611,088
		58,623,048
TOTAL CONSUMER DISCRETIONARY		229,240,182
CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 4.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,040,200	63,199,803
George Weston Ltd.	50,000	3,851,804
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,000,000	16,626,135
Loblaw Companies Ltd. (d)	300,000	12,730,160
Metro, Inc. Class A (sub. vtg.)	579,165	39,275,947
		135,683,849
Food Products - 0.8%
Saputo, Inc.	450,000	23,168,892
TOTAL CONSUMER STAPLES		158,852,741
ENERGY - 20.2%
Oil, Gas & Consumable Fuels - 20.2%
ARC Resources Ltd. (d)	300,000	8,385,528
Athabasca Oil Corp. (a)	200,000	1,447,218
Baytex Energy Corp. (d)	150,000	5,927,341
Canadian Natural Resources Ltd.	1,350,000	39,597,499

	Shares	Value
Canadian Oil Sands Ltd.	600,000	$ 11,786,193
Cenovus Energy, Inc.	1,250,000	37,408,804
Crescent Point Energy Corp. (d)	633,400	24,192,994
Enbridge, Inc. (d)	2,737,800	130,279,549
Encana Corp.	500,000	9,216,338
Imperial Oil Ltd.	450,000	17,902,625
Keyera Corp. (d)	302,302	18,883,185
Painted Pony Petroleum Ltd. (e)	113,000	1,096,968
Painted Pony Petroleum Ltd. Class A (a)	50,000	485,384
Pembina Pipeline Corp. (d)	250,000	8,206,363
Peyto Exploration & Development Corp. (d)	300,000	8,635,664
Suncor Energy, Inc.	2,607,600	81,299,038
Talisman Energy, Inc.	1,800,000	21,583,205
Tourmaline Oil Corp. (a)	800,000	31,739,540
Tourmaline Oil Corp. (a)(e)	80,000	3,173,954
TransCanada Corp.	1,600,000	79,313,117
Trilogy Energy Corp. (d)	100,000	2,923,222
Vermilion Energy, Inc. (d)	500,000	25,658,842
		569,142,571
FINANCIALS - 32.8%
Capital Markets - 0.9%
CI Financial Corp.	900,000	25,201,251
Commercial Banks - 22.4%
Bank of Montreal (d)	1,400,000	87,811,802
Bank of Nova Scotia (d)	2,500,000	144,151,075
Canadian Imperial Bank of Commerce	554,600	44,353,687
Laurentian Bank of Canada	14,800	649,469
National Bank of Canada	200,000	15,117,376
Royal Bank of Canada (d)	2,880,000	173,751,950
The Toronto-Dominion Bank (d)	2,003,800	164,270,030
		630,105,389
Diversified Financial Services - 0.1%
Element Financial Corp. (a)	200,000	1,866,098
Insurance - 4.7%
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,000	8,023,227
Intact Financial Corp.	460,925	28,091,513
Manulife Financial Corp.	3,600,000	53,207,603
Sun Life Financial, Inc.	1,200,000	33,851,804
The Travelers Companies, Inc.	120,000	10,249,200
		133,423,347
Real Estate Investment Trusts - 2.1%
Boardwalk (REIT)	200,000	13,076,579
H&R REIT/H&R Finance Trust	600,000	14,740,186
RioCan (REIT)	1,050,000	30,756,365
		58,573,130
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 2.6%
Brookfield Asset Management, Inc. Class A	1,550,000	$ 59,833,739
Brookfield Properties Corp. (d)	700,000	12,888,977
		72,722,716
TOTAL FINANCIALS		921,891,931
HEALTH CARE - 9.0%
Biotechnology - 0.5%
Amgen, Inc.	140,000	14,589,400
Health Care Providers & Services - 3.5%
Catamaran Corp. (a)	1,706,468	98,531,186
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	100,000	8,068,000
Pharmaceuticals - 4.7%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,731,471	131,478,020
TOTAL HEALTH CARE		252,666,606
INDUSTRIALS - 4.7%
Road & Rail - 4.7%
Canadian National Railway Co.	850,000	83,215,544
Canadian Pacific Railway Ltd.	390,000	48,606,283
		131,821,827
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.4%
Research In Motion Ltd. (a)(d)	750,000	12,217,500
Internet Software & Services - 0.8%
Google, Inc. Class A (a)	6,000	4,947,420
Open Text Corp.	290,407	18,976,121
		23,923,541
IT Services - 1.8%
CGI Group, Inc. Class A (sub. vtg.) (a)	1,590,000	50,345,923
Software - 1.0%
Constellation Software, Inc.	65,000	8,871,408
MacDonald Dettwiler & Associates Ltd.	250,000	18,057,968
		26,929,376
TOTAL INFORMATION TECHNOLOGY		113,416,340
MATERIALS - 6.8%
Chemicals - 0.7%
Agrium, Inc.	80,000	7,333,366
Methanex Corp.	300,000	12,715,271
		20,048,637

	Shares	Value
Metals & Mining - 4.0%
Agnico Eagle Mines Ltd. (Canada)	150,000	$ 4,841,928
Dominion Diamond Corp. (a)	100,000	1,585,190
Eldorado Gold Corp.	1,005,000	7,950,618
First Quantum Minerals Ltd.	473,674	8,270,312
Franco-Nevada Corp.	500,000	21,767,830
Goldcorp, Inc.	1,250,000	36,999,355
New Gold, Inc. (a)	900,000	7,218,224
Tahoe Resources, Inc. (a)	500,000	8,685,295
Yamana Gold, Inc.	1,200,000	14,853,343
		112,172,095
Paper & Forest Products - 2.1%
Norbord, Inc. (a)	750,000	25,013,648
West Fraser Timber Co. Ltd. (d)	390,000	34,050,722
		59,064,370
TOTAL MATERIALS		191,285,102
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 5.0%
BCE, Inc.	1,550,000	72,603,603
TELUS Corp.	1,900,000	68,365,676
		140,969,279
Wireless Telecommunication Services - 1.9%
Rogers Communications, Inc. Class B (non-vtg.)	1,100,000	54,254,802
TOTAL TELECOMMUNICATION SERVICES		195,224,081
UTILITIES - 0.2%
Electric Utilities - 0.2%
Fortis, Inc. (d)	150,000	5,203,732
TOTAL COMMON STOCKS (Cost $2,128,007,385)		2,768,745,113
Money Market Funds - 12.8%

Fidelity Cash Central Fund, 0.13% (b)	42,958,648	42,958,648
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	317,205,694	317,205,694
TOTAL MONEY MARKET FUNDS (Cost $360,164,342)		360,164,342
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $2,488,171,727)		3,128,909,455
NET OTHER ASSETS (LIABILITIES) - (11.1)%		(313,588,488)
NET ASSETS - 100%		$ 2,815,320,967
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,082,724 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,517
Fidelity Securities Lending Cash Central Fund	2,007,473
Total	$ 2,036,990
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $307,348,528) - See accompanying schedule: Unaffiliated issuers (cost $2,128,007,385)	$ 2,768,745,113
Fidelity Central Funds (cost $360,164,342)	360,164,342
Total Investments (cost $2,488,171,727)		$ 3,128,909,455
Foreign currency held at value (cost $532,122)		532,223
Receivable for investments sold Regular delivery		15,710,391
Delayed delivery		2,433,213
Receivable for fund shares sold		769,381
Dividends receivable		5,426,502
Distributions receivable from Fidelity Central Funds		523,143
Prepaid expenses		2,184
Receivable from investment adviser for expense reductions		8,685
Other receivables		58,877
Total assets		3,154,374,054

Liabilities
Payable for investments purchased	$ 11,418,331
Payable for fund shares redeemed	8,089,787
Accrued management fee	1,558,835
Distribution and service plan fees payable	92,012
Other affiliated payables	646,049
Other payables and accrued expenses	42,379
Collateral on securities loaned, at value	317,205,694
Total liabilities		339,053,087

Net Assets		$ 2,815,320,967
Net Assets consist of:
Paid in capital		$ 2,279,654,022
Undistributed net investment income		14,484,687
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(119,614,960)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		640,797,218
Net Assets		$ 2,815,320,967

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($136,805,050 ÷ 2,502,862 shares)	$ 54.66

Maximum offering price per share (100/94.25 of $54.66)	$ 57.99
Class T: Net Asset Value and redemption price per share ($26,284,154 ÷ 481,624 shares)	$ 54.57

Maximum offering price per share (100/96.50 of $54.57)	$ 56.55
Class B: Net Asset Value and offering price per share ($8,860,607 ÷ 163,733 shares)A	$ 54.12

Class C: Net Asset Value and offering price per share ($55,229,610 ÷ 1,025,369 shares)A	$ 53.86

Canada: Net Asset Value, offering price and redemption price per share ($2,545,553,982 ÷ 46,314,070 shares)	$ 54.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,587,564 ÷ 776,883 shares)	$ 54.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 40,378,841
Interest		407
Income from Fidelity Central Funds (including $2,007,473 from security lending)		2,036,990
Income before foreign taxes withheld		42,416,238
Less foreign taxes withheld		(5,733,940)
Total income		36,682,298

Expenses
Management fee Basic fee	$ 10,807,798
Performance adjustment	(2,079,603)
Transfer agent fees	3,400,042
Distribution and service plan fees	599,290
Accounting and security lending fees	669,013
Custodian fees and expenses	20,484
Independent trustees' compensation	10,089
Registration fees	80,586
Audit	38,073
Legal	6,537
Interest	1,583
Miscellaneous	13,089
Total expenses before reductions	13,566,981
Expense reductions	(286,062)	13,280,919
Net investment income (loss)		23,401,379
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	171,383,176
Foreign currency transactions	47,987
Total net realized gain (loss)		171,431,163
Change in net unrealized appreciation (depreciation) on: Investment securities	(105,022,468)
Assets and liabilities in foreign currencies	79,139
Total change in net unrealized appreciation (depreciation)		(104,943,329)
Net gain (loss)		66,487,834
Net increase (decrease) in net assets resulting from operations		$ 89,889,213

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,401,379	$ 50,353,505
Net realized gain (loss)	171,431,163	(18,070,675)
Change in net unrealized appreciation (depreciation)	(104,943,329)	100,576,015
Net increase (decrease) in net assets resulting from operations	89,889,213	132,858,845
Distributions to shareholders from net investment income	(43,693,416)	(36,731,380)
Distributions to shareholders from net realized gain	-	(22,566,448)
Total distributions	(43,693,416)	(59,297,828)
Share transactions - net increase (decrease)	(548,348,003)	(952,875,100)
Redemption fees	103,917	257,398
Total increase (decrease) in net assets	(502,048,289)	(879,056,685)

Net Assets
Beginning of period	3,317,369,256	4,196,425,941
End of period (including undistributed net investment income of $14,484,687 and undistributed net investment income of $34,776,724, respectively)	$ 2,815,320,967	$ 3,317,369,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 53.65	$ 52.20	$ 53.81	$ 44.24	$ 38.20	$ 70.16
Income from Investment Operations
Net investment income (loss) E	.34	.57	.34	.31	.38	.39
Net realized and unrealized gain (loss)	1.24	1.50	(1.17)	9.64	5.72	(28.71)
Total from investment operations	1.58	2.07	(.83)	9.95	6.10	(28.32)
Distributions from net investment income	(.57)	(.33)	(.35)	(.39)	(.07)	(.41)
Distributions from net realized gain	-	(.29)	(.44)	-	-	(3.27)
Total distributions	(.57)	(.62)	(.79)	(.39)	(.07)	(3.68)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.04
Net asset value, end of period	$ 54.66	$ 53.65	$ 52.20	$ 53.81	$ 44.24	$ 38.20
Total Return B, C, D	2.99%	4.04%	(1.64)%	22.62%	16.08%	(42.23)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.16% A	1.08%	1.12%	1.24%	1.42%	1.34%
Expenses net of fee waivers, if any	1.16% A	1.08%	1.12%	1.24%	1.42%	1.34%
Expenses net of all reductions	1.14% A	1.08%	1.12%	1.18%	1.39%	1.31%
Net investment income (loss)	1.26% A	1.11%	.59%	.63%	.98%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,805	$ 159,597	$ 215,369	$ 170,446	$ 83,015	$ 56,242
Portfolio turnover rate G	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 53.48	$ 52.01	$ 53.64	$ 44.11	$ 38.10	$ 70.09
Income from Investment Operations
Net investment income (loss) E	.26	.43	.17	.18	.27	.23
Net realized and unrealized gain (loss)	1.25	1.49	(1.16)	9.60	5.73	(28.66)
Total from investment operations	1.51	1.92	(.99)	9.78	6.00	(28.43)
Distributions from net investment income	(.42)	(.16)	(.21)	(.26)	-	(.33)
Distributions from net realized gain	-	(.29)	(.44)	-	-	(3.27)
Total distributions	(.42)	(.45)	(.65)	(.26)	-	(3.60)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.04
Net asset value, end of period	$ 54.57	$ 53.48	$ 52.01	$ 53.64	$ 44.11	$ 38.10
Total Return B, C, D	2.85%	3.74%	(1.93)%	22.27%	15.77%	(42.40)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.36%	1.42%	1.51%	1.70%	1.63%
Expenses net of fee waivers, if any	1.44% A	1.36%	1.42%	1.51%	1.70%	1.63%
Expenses net of all reductions	1.42% A	1.36%	1.42%	1.46%	1.67%	1.60%
Net investment income (loss)	.98% A	.83%	.30%	.36%	.71%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,284	$ 29,626	$ 34,323	$ 31,522	$ 17,727	$ 14,963
Portfolio turnover rate G	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 52.89	$ 51.37	$ 53.03	$ 43.68	$ 37.91	$ 69.88
Income from Investment Operations
Net investment income (loss) E	.13	.17	(.11)	(.07)	.08	(.06)
Net realized and unrealized gain (loss)	1.24	1.49	(1.14)	9.50	5.68	(28.54)
Total from investment operations	1.37	1.66	(1.25)	9.43	5.76	(28.60)
Distributions from net investment income	(.14)	-	(.01)	(.09)	-	(.14)
Distributions from net realized gain	-	(.14)	(.41)	-	-	(3.27)
Total distributions	(.14)	(.14)	(.42)	(.09)	-	(3.41)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.04
Net asset value, end of period	$ 54.12	$ 52.89	$ 51.37	$ 53.03	$ 43.68	$ 37.91
Total Return B, C, D	2.60%	3.25%	(2.41)%	21.64%	15.22%	(42.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.85%	1.91%	2.01%	2.19%	2.13%
Expenses net of fee waivers, if any	1.93% A	1.85%	1.91%	2.01%	2.19%	2.13%
Expenses net of all reductions	1.91% A	1.85%	1.91%	1.96%	2.16%	2.10%
Net investment income (loss)	.49% A	.34%	(.20)%	(.14)%	.21%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,861	$ 9,804	$ 11,866	$ 13,464	$ 7,283	$ 5,615
Portfolio turnover rate G	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 52.61	$ 51.19	$ 52.87	$ 43.60	$ 37.84	$ 69.91
Income from Investment Operations
Net investment income (loss) E	.14	.19	(.08)	(.06)	.09	(.05)
Net realized and unrealized gain (loss)	1.23	1.46	(1.14)	9.48	5.66	(28.52)
Total from investment operations	1.37	1.65	(1.22)	9.42	5.75	(28.57)
Distributions from net investment income	(.12)	-	(.03)	(.16)	-	(.27)
Distributions from net realized gain	-	(.23)	(.44)	-	-	(3.27)
Total distributions	(.12)	(.23)	(.47)	(.16)	-	(3.54)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.04
Net asset value, end of period	$ 53.86	$ 52.61	$ 51.19	$ 52.87	$ 43.60	$ 37.84
Total Return B, C, D	2.62%	3.26%	(2.36)%	21.68%	15.22%	(42.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.82%	1.86%	1.99%	2.18%	2.13%
Expenses net of fee waivers, if any	1.89% A	1.82%	1.86%	1.99%	2.18%	2.13%
Expenses net of all reductions	1.87% A	1.82%	1.86%	1.94%	2.15%	2.10%
Net investment income (loss)	.52% A	.37%	(.15)%	(.12)%	.22%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,230	$ 66,500	$ 87,990	$ 54,052	$ 24,848	$ 16,716
Portfolio turnover rate G	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 54.05	$ 52.59	$ 54.14	$ 44.46	$ 38.37	$ 70.25
Income from Investment Operations
Net investment income (loss) D	.42	.73	.52	.46	.48	.58
Net realized and unrealized gain (loss)	1.25	1.51	(1.18)	9.68	5.74	(28.83)
Total from investment operations	1.67	2.24	(.66)	10.14	6.22	(28.25)
Distributions from net investment income	(.76)	(.49)	(.46)	(.47)	(.14)	(.40)
Distributions from net realized gain	-	(.29)	(.44)	-	-	(3.27)
Total distributions	(.76)	(.78)	(.90)	(.47)	(.14)	(3.67)
Redemption fees added to paid in capital D	- H	- H	.01	.01	.01	.04
Net asset value, end of period	$ 54.96	$ 54.05	$ 52.59	$ 54.14	$ 44.46	$ 38.37
Total Return B, C	3.14%	4.36%	(1.33)%	22.97%	16.40%	(42.06)%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.77%	.82%	.94%	1.17%	1.03%
Expenses net of fee waivers, if any	.84% A	.77%	.82%	.94%	1.17%	1.03%
Expenses net of all reductions	.82% A	.77%	.82%	.89%	1.13%	1.00%
Net investment income (loss)	1.57% A	1.42%	.90%	.93%	1.24%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,545,554	$ 2,992,597	$ 3,778,765	$ 3,953,693	$ 3,149,791	$ 2,776,298
Portfolio turnover rate F	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 53.91	$ 52.44	$ 54.02	$ 44.39	$ 38.31	$ 70.25
Income from Investment Operations
Net investment income (loss) D	.43	.74	.51	.46	.49	.52
Net realized and unrealized gain (loss)	1.24	1.50	(1.18)	9.65	5.72	(28.78)
Total from investment operations	1.67	2.24	(.67)	10.11	6.21	(28.26)
Distributions from net investment income	(.76)	(.48)	(.48)	(.49)	(.14)	(.45)
Distributions from net realized gain	-	(.29)	(.44)	-	-	(3.27)
Total distributions	(.76)	(.77)	(.92)	(.49)	(.14)	(3.72)
Redemption fees added to paid in capital D	- H	- H	.01	.01	.01	.04
Net asset value, end of period	$ 54.82	$ 53.91	$ 52.44	$ 54.02	$ 44.39	$ 38.31
Total Return B, C	3.16%	4.38%	(1.35)%	22.94%	16.40%	(42.11)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.76%	.82%	.95%	1.17%	1.11%
Expenses net of fee waivers, if any	.83% A	.76%	.82%	.95%	1.17%	1.11%
Expenses net of all reductions	.81% A	.76%	.82%	.90%	1.14%	1.08%
Net investment income (loss)	1.58% A	1.42%	.89%	.92%	1.23%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,588	$ 59,245	$ 68,112	$ 46,737	$ 17,956	$ 8,870
Portfolio turnover rate F	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 697,786,430
Gross unrealized depreciation	(74,453,192)
Net unrealized appreciation (depreciation) on securities and other investments	$ 623,333,238

Tax cost	$ 2,505,576,217

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2016	$ (79,471,942)
2017	(150,917,782)
Total with expiration	(230,389,724)
No expiration
Short-term	(33,004,235)
Total capital loss carryforward	$ (263,393,959)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $627,655,830 and $1,220,395,761, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 184,632	$ 9,774
Class T	.25%	.25%	69,010	423
Class B	.75%	.25%	46,381	34,903
Class C	.75%	.25%	299,267	23,902
			$ 599,290	$ 69,002

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,102
Class T	3,165
Class B*	10,115
Class C*	3,110
$ 41,492

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 208,420.28
Class T	42,808.31
Class B	13,958.30
Class C	79,727.27
Canada	3,003,346.22
Institutional Class	51,783.21
	$ 3,400,042

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,118 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,053,273.39%		$ 479

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,136 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,983,198. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $76,532 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $12,098,400. The weighted average interest rate was .66%. The interest expense amounted to $1,104 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $277,377 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $8,685.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 1,637,055	$ 1,331,457
Class T	220,581	100,888
Class B	25,159	-
Class C	146,334	-
Canada	40,860,359	34,710,753
Institutional Class	803,928	588,282
Total	$ 43,693,416	$ 36,731,380
From net realized gain
Class A	$ -	$ 1,169,578
Class T	-	185,711
Class B	-	32,050
Class C	-	395,818
Canada	-	20,430,566
Institutional Class	-	352,725
Total	$ -	$ 22,566,448

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	141,770	554,403	$ 7,582,884	$ 28,690,109
Reinvestment of distributions	24,773	41,955	1,299,341	2,109,494
Shares redeemed	(638,734)	(1,747,243)	(34,174,765)	(89,985,257)
Net increase (decrease)	(472,191)	(1,150,885)	$ (25,292,540)	$ (59,185,654)
Class T
Shares sold	22,068	72,156	$ 1,179,885	$ 3,681,114
Reinvestment of distributions	4,099	5,569	214,912	279,919
Shares redeemed	(98,479)	(183,751)	(5,246,827)	(9,407,140)
Net increase (decrease)	(72,312)	(106,026)	$ (3,852,030)	$ (5,446,107)
Class B
Shares sold	481	3,584	$ 25,813	$ 181,692
Reinvestment of distributions	400	519	20,851	25,894
Shares redeemed	(22,519)	(49,710)	(1,193,446)	(2,528,127)
Net increase (decrease)	(21,638)	(45,607)	$ (1,146,782)	$ (2,320,541)
Class C
Shares sold	36,937	161,752	$ 1,951,097	$ 8,188,420
Reinvestment of distributions	2,201	6,045	114,122	300,150
Shares redeemed	(277,710)	(622,861)	(14,578,858)	(31,505,606)
Net increase (decrease)	(238,572)	(455,064)	$ (12,513,639)	$ (23,017,036)
Canada
Shares sold	1,564,422	4,866,802	$ 84,309,747	$ 252,453,035
Reinvestment of distributions	737,701	1,003,141	38,862,091	50,678,709
Shares redeemed	(11,358,550)	(22,354,268)	(611,480,579)	(1,155,960,861)
Net increase (decrease)	(9,056,427)	(16,484,325)	$ (488,308,741)	$ (852,829,117)
Institutional Class
Shares sold	99,580	561,510	$ 5,350,368	$ 29,055,185
Reinvestment of distributions	11,985	13,162	629,694	663,252
Shares redeemed	(433,655)	(774,433)	(23,214,333)	(39,795,082)
Net increase (decrease)	(322,090)	(199,761)	$ (17,234,271)	$ (10,076,645)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ACAN-USAN-0613
1.843167.105

Fidelity Advisor®

Canada Fund -

Institutional Class

Semiannual Report

April 30, 2013

Institutional Class is a class of
Fidelity® Canada Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.16%
Actual		$ 1,000.00	$ 1,029.90	$ 5.84
HypotheticalA		$ 1,000.00	$ 1,019.04	$ 5.81
Class T	1.44%
Actual		$ 1,000.00	$ 1,028.50	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.93%
Actual		$ 1,000.00	$ 1,026.00	$ 9.70
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Class C	1.89%
Actual		$ 1,000.00	$ 1,026.20	$ 9.50
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Canada	.84%
Actual		$ 1,000.00	$ 1,031.40	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,031.60	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Canada	95.6%
United States of America	4.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Canada	97.1%
United States of America	2.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	99.3
Short-Term Investments and Net Other Assets (Liabilities)	1.7	0.7
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Commercial Banks)	6.2	5.9
The Toronto-Dominion Bank (Commercial Banks)	5.8	5.5
Bank of Nova Scotia (Commercial Banks)	5.1	4.1
Valeant Pharmaceuticals International, Inc. (Canada) (Pharmaceuticals)	4.7	3.1
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	4.6	3.3
Catamaran Corp. (Health Care Providers & Services)	3.5	3.1
Bank of Montreal (Commercial Banks)	3.1	2.7
Canadian National Railway Co. (Road & Rail)	3.0	3.0
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	2.9	4.2
TransCanada Corp. (Oil, Gas & Consumable Fuels)	2.8	1.9
	41.7
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.8	28.3
Energy	20.2	24.6
Health Care	9.0	6.2
Consumer Discretionary	8.1	5.5
Telecommunication Services	6.9	5.6
Materials	6.8	18.0
Consumer Staples	5.6	3.0
Industrials	4.7	4.8
Information Technology	4.0	3.1
Utilities	0.2	0.2

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 1.6%
Magna International, Inc. Class A (sub. vtg.)	760,000	$ 45,715,420
Hotels, Restaurants & Leisure - 0.4%
Tim Hortons, Inc. (Canada)	210,300	11,393,294
Household Durables - 0.3%
Brookfield Residential Properties, Inc. (a)	300,000	7,167,000
Internet & Catalog Retail - 0.3%
Expedia, Inc.	150,000	8,376,000
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	100,000	4,863,765
Cineplex, Inc. (d)	350,000	11,895,379
Corus Entertainment, Inc. Class B (non-vtg.) (d)	450,000	11,050,673
Quebecor, Inc. Class B (sub. vtg.)	200,000	9,310,636
		37,120,453
Multiline Retail - 1.7%
Canadian Tire Ltd. Class A (non-vtg.) (d)	50,000	3,682,565
Dollarama, Inc.	503,467	36,881,100
Hudson's Bay Co. (e)	500,000	7,811,802
		48,375,467
Specialty Retail - 0.4%
Home Depot, Inc.	170,000	12,469,500
Textiles, Apparel & Luxury Goods - 2.1%
Gildan Activewear, Inc.	970,195	39,011,960
lululemon athletica, Inc. (a)	257,600	19,611,088
		58,623,048
TOTAL CONSUMER DISCRETIONARY		229,240,182
CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 4.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,040,200	63,199,803
George Weston Ltd.	50,000	3,851,804
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,000,000	16,626,135
Loblaw Companies Ltd. (d)	300,000	12,730,160
Metro, Inc. Class A (sub. vtg.)	579,165	39,275,947
		135,683,849
Food Products - 0.8%
Saputo, Inc.	450,000	23,168,892
TOTAL CONSUMER STAPLES		158,852,741
ENERGY - 20.2%
Oil, Gas & Consumable Fuels - 20.2%
ARC Resources Ltd. (d)	300,000	8,385,528
Athabasca Oil Corp. (a)	200,000	1,447,218
Baytex Energy Corp. (d)	150,000	5,927,341
Canadian Natural Resources Ltd.	1,350,000	39,597,499

	Shares	Value
Canadian Oil Sands Ltd.	600,000	$ 11,786,193
Cenovus Energy, Inc.	1,250,000	37,408,804
Crescent Point Energy Corp. (d)	633,400	24,192,994
Enbridge, Inc. (d)	2,737,800	130,279,549
Encana Corp.	500,000	9,216,338
Imperial Oil Ltd.	450,000	17,902,625
Keyera Corp. (d)	302,302	18,883,185
Painted Pony Petroleum Ltd. (e)	113,000	1,096,968
Painted Pony Petroleum Ltd. Class A (a)	50,000	485,384
Pembina Pipeline Corp. (d)	250,000	8,206,363
Peyto Exploration & Development Corp. (d)	300,000	8,635,664
Suncor Energy, Inc.	2,607,600	81,299,038
Talisman Energy, Inc.	1,800,000	21,583,205
Tourmaline Oil Corp. (a)	800,000	31,739,540
Tourmaline Oil Corp. (a)(e)	80,000	3,173,954
TransCanada Corp.	1,600,000	79,313,117
Trilogy Energy Corp. (d)	100,000	2,923,222
Vermilion Energy, Inc. (d)	500,000	25,658,842
		569,142,571
FINANCIALS - 32.8%
Capital Markets - 0.9%
CI Financial Corp.	900,000	25,201,251
Commercial Banks - 22.4%
Bank of Montreal (d)	1,400,000	87,811,802
Bank of Nova Scotia (d)	2,500,000	144,151,075
Canadian Imperial Bank of Commerce	554,600	44,353,687
Laurentian Bank of Canada	14,800	649,469
National Bank of Canada	200,000	15,117,376
Royal Bank of Canada (d)	2,880,000	173,751,950
The Toronto-Dominion Bank (d)	2,003,800	164,270,030
		630,105,389
Diversified Financial Services - 0.1%
Element Financial Corp. (a)	200,000	1,866,098
Insurance - 4.7%
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,000	8,023,227
Intact Financial Corp.	460,925	28,091,513
Manulife Financial Corp.	3,600,000	53,207,603
Sun Life Financial, Inc.	1,200,000	33,851,804
The Travelers Companies, Inc.	120,000	10,249,200
		133,423,347
Real Estate Investment Trusts - 2.1%
Boardwalk (REIT)	200,000	13,076,579
H&R REIT/H&R Finance Trust	600,000	14,740,186
RioCan (REIT)	1,050,000	30,756,365
		58,573,130
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 2.6%
Brookfield Asset Management, Inc. Class A	1,550,000	$ 59,833,739
Brookfield Properties Corp. (d)	700,000	12,888,977
		72,722,716
TOTAL FINANCIALS		921,891,931
HEALTH CARE - 9.0%
Biotechnology - 0.5%
Amgen, Inc.	140,000	14,589,400
Health Care Providers & Services - 3.5%
Catamaran Corp. (a)	1,706,468	98,531,186
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	100,000	8,068,000
Pharmaceuticals - 4.7%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,731,471	131,478,020
TOTAL HEALTH CARE		252,666,606
INDUSTRIALS - 4.7%
Road & Rail - 4.7%
Canadian National Railway Co.	850,000	83,215,544
Canadian Pacific Railway Ltd.	390,000	48,606,283
		131,821,827
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.4%
Research In Motion Ltd. (a)(d)	750,000	12,217,500
Internet Software & Services - 0.8%
Google, Inc. Class A (a)	6,000	4,947,420
Open Text Corp.	290,407	18,976,121
		23,923,541
IT Services - 1.8%
CGI Group, Inc. Class A (sub. vtg.) (a)	1,590,000	50,345,923
Software - 1.0%
Constellation Software, Inc.	65,000	8,871,408
MacDonald Dettwiler & Associates Ltd.	250,000	18,057,968
		26,929,376
TOTAL INFORMATION TECHNOLOGY		113,416,340
MATERIALS - 6.8%
Chemicals - 0.7%
Agrium, Inc.	80,000	7,333,366
Methanex Corp.	300,000	12,715,271
		20,048,637

	Shares	Value
Metals & Mining - 4.0%
Agnico Eagle Mines Ltd. (Canada)	150,000	$ 4,841,928
Dominion Diamond Corp. (a)	100,000	1,585,190
Eldorado Gold Corp.	1,005,000	7,950,618
First Quantum Minerals Ltd.	473,674	8,270,312
Franco-Nevada Corp.	500,000	21,767,830
Goldcorp, Inc.	1,250,000	36,999,355
New Gold, Inc. (a)	900,000	7,218,224
Tahoe Resources, Inc. (a)	500,000	8,685,295
Yamana Gold, Inc.	1,200,000	14,853,343
		112,172,095
Paper & Forest Products - 2.1%
Norbord, Inc. (a)	750,000	25,013,648
West Fraser Timber Co. Ltd. (d)	390,000	34,050,722
		59,064,370
TOTAL MATERIALS		191,285,102
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 5.0%
BCE, Inc.	1,550,000	72,603,603
TELUS Corp.	1,900,000	68,365,676
		140,969,279
Wireless Telecommunication Services - 1.9%
Rogers Communications, Inc. Class B (non-vtg.)	1,100,000	54,254,802
TOTAL TELECOMMUNICATION SERVICES		195,224,081
UTILITIES - 0.2%
Electric Utilities - 0.2%
Fortis, Inc. (d)	150,000	5,203,732
TOTAL COMMON STOCKS (Cost $2,128,007,385)		2,768,745,113
Money Market Funds - 12.8%

Fidelity Cash Central Fund, 0.13% (b)	42,958,648	42,958,648
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	317,205,694	317,205,694
TOTAL MONEY MARKET FUNDS (Cost $360,164,342)		360,164,342
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $2,488,171,727)		3,128,909,455
NET OTHER ASSETS (LIABILITIES) - (11.1)%		(313,588,488)
NET ASSETS - 100%		$ 2,815,320,967
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,082,724 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,517
Fidelity Securities Lending Cash Central Fund	2,007,473
Total	$ 2,036,990
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $307,348,528) - See accompanying schedule: Unaffiliated issuers (cost $2,128,007,385)	$ 2,768,745,113
Fidelity Central Funds (cost $360,164,342)	360,164,342
Total Investments (cost $2,488,171,727)		$ 3,128,909,455
Foreign currency held at value (cost $532,122)		532,223
Receivable for investments sold Regular delivery		15,710,391
Delayed delivery		2,433,213
Receivable for fund shares sold		769,381
Dividends receivable		5,426,502
Distributions receivable from Fidelity Central Funds		523,143
Prepaid expenses		2,184
Receivable from investment adviser for expense reductions		8,685
Other receivables		58,877
Total assets		3,154,374,054

Liabilities
Payable for investments purchased	$ 11,418,331
Payable for fund shares redeemed	8,089,787
Accrued management fee	1,558,835
Distribution and service plan fees payable	92,012
Other affiliated payables	646,049
Other payables and accrued expenses	42,379
Collateral on securities loaned, at value	317,205,694
Total liabilities		339,053,087

Net Assets		$ 2,815,320,967
Net Assets consist of:
Paid in capital		$ 2,279,654,022
Undistributed net investment income		14,484,687
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(119,614,960)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		640,797,218
Net Assets		$ 2,815,320,967

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($136,805,050 ÷ 2,502,862 shares)	$ 54.66

Maximum offering price per share (100/94.25 of $54.66)	$ 57.99
Class T: Net Asset Value and redemption price per share ($26,284,154 ÷ 481,624 shares)	$ 54.57

Maximum offering price per share (100/96.50 of $54.57)	$ 56.55
Class B: Net Asset Value and offering price per share ($8,860,607 ÷ 163,733 shares)A	$ 54.12

Class C: Net Asset Value and offering price per share ($55,229,610 ÷ 1,025,369 shares)A	$ 53.86

Canada: Net Asset Value, offering price and redemption price per share ($2,545,553,982 ÷ 46,314,070 shares)	$ 54.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,587,564 ÷ 776,883 shares)	$ 54.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 40,378,841
Interest		407
Income from Fidelity Central Funds (including $2,007,473 from security lending)		2,036,990
Income before foreign taxes withheld		42,416,238
Less foreign taxes withheld		(5,733,940)
Total income		36,682,298

Expenses
Management fee Basic fee	$ 10,807,798
Performance adjustment	(2,079,603)
Transfer agent fees	3,400,042
Distribution and service plan fees	599,290
Accounting and security lending fees	669,013
Custodian fees and expenses	20,484
Independent trustees' compensation	10,089
Registration fees	80,586
Audit	38,073
Legal	6,537
Interest	1,583
Miscellaneous	13,089
Total expenses before reductions	13,566,981
Expense reductions	(286,062)	13,280,919
Net investment income (loss)		23,401,379
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	171,383,176
Foreign currency transactions	47,987
Total net realized gain (loss)		171,431,163
Change in net unrealized appreciation (depreciation) on: Investment securities	(105,022,468)
Assets and liabilities in foreign currencies	79,139
Total change in net unrealized appreciation (depreciation)		(104,943,329)
Net gain (loss)		66,487,834
Net increase (decrease) in net assets resulting from operations		$ 89,889,213

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,401,379	$ 50,353,505
Net realized gain (loss)	171,431,163	(18,070,675)
Change in net unrealized appreciation (depreciation)	(104,943,329)	100,576,015
Net increase (decrease) in net assets resulting from operations	89,889,213	132,858,845
Distributions to shareholders from net investment income	(43,693,416)	(36,731,380)
Distributions to shareholders from net realized gain	-	(22,566,448)
Total distributions	(43,693,416)	(59,297,828)
Share transactions - net increase (decrease)	(548,348,003)	(952,875,100)
Redemption fees	103,917	257,398
Total increase (decrease) in net assets	(502,048,289)	(879,056,685)

Net Assets
Beginning of period	3,317,369,256	4,196,425,941
End of period (including undistributed net investment income of $14,484,687 and undistributed net investment income of $34,776,724, respectively)	$ 2,815,320,967	$ 3,317,369,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 53.65	$ 52.20	$ 53.81	$ 44.24	$ 38.20	$ 70.16
Income from Investment Operations
Net investment income (loss) E	.34	.57	.34	.31	.38	.39
Net realized and unrealized gain (loss)	1.24	1.50	(1.17)	9.64	5.72	(28.71)
Total from investment operations	1.58	2.07	(.83)	9.95	6.10	(28.32)
Distributions from net investment income	(.57)	(.33)	(.35)	(.39)	(.07)	(.41)
Distributions from net realized gain	-	(.29)	(.44)	-	-	(3.27)
Total distributions	(.57)	(.62)	(.79)	(.39)	(.07)	(3.68)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.04
Net asset value, end of period	$ 54.66	$ 53.65	$ 52.20	$ 53.81	$ 44.24	$ 38.20
Total Return B, C, D	2.99%	4.04%	(1.64)%	22.62%	16.08%	(42.23)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.16% A	1.08%	1.12%	1.24%	1.42%	1.34%
Expenses net of fee waivers, if any	1.16% A	1.08%	1.12%	1.24%	1.42%	1.34%
Expenses net of all reductions	1.14% A	1.08%	1.12%	1.18%	1.39%	1.31%
Net investment income (loss)	1.26% A	1.11%	.59%	.63%	.98%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,805	$ 159,597	$ 215,369	$ 170,446	$ 83,015	$ 56,242
Portfolio turnover rate G	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 53.48	$ 52.01	$ 53.64	$ 44.11	$ 38.10	$ 70.09
Income from Investment Operations
Net investment income (loss) E	.26	.43	.17	.18	.27	.23
Net realized and unrealized gain (loss)	1.25	1.49	(1.16)	9.60	5.73	(28.66)
Total from investment operations	1.51	1.92	(.99)	9.78	6.00	(28.43)
Distributions from net investment income	(.42)	(.16)	(.21)	(.26)	-	(.33)
Distributions from net realized gain	-	(.29)	(.44)	-	-	(3.27)
Total distributions	(.42)	(.45)	(.65)	(.26)	-	(3.60)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.04
Net asset value, end of period	$ 54.57	$ 53.48	$ 52.01	$ 53.64	$ 44.11	$ 38.10
Total Return B, C, D	2.85%	3.74%	(1.93)%	22.27%	15.77%	(42.40)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.36%	1.42%	1.51%	1.70%	1.63%
Expenses net of fee waivers, if any	1.44% A	1.36%	1.42%	1.51%	1.70%	1.63%
Expenses net of all reductions	1.42% A	1.36%	1.42%	1.46%	1.67%	1.60%
Net investment income (loss)	.98% A	.83%	.30%	.36%	.71%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,284	$ 29,626	$ 34,323	$ 31,522	$ 17,727	$ 14,963
Portfolio turnover rate G	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 52.89	$ 51.37	$ 53.03	$ 43.68	$ 37.91	$ 69.88
Income from Investment Operations
Net investment income (loss) E	.13	.17	(.11)	(.07)	.08	(.06)
Net realized and unrealized gain (loss)	1.24	1.49	(1.14)	9.50	5.68	(28.54)
Total from investment operations	1.37	1.66	(1.25)	9.43	5.76	(28.60)
Distributions from net investment income	(.14)	-	(.01)	(.09)	-	(.14)
Distributions from net realized gain	-	(.14)	(.41)	-	-	(3.27)
Total distributions	(.14)	(.14)	(.42)	(.09)	-	(3.41)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.04
Net asset value, end of period	$ 54.12	$ 52.89	$ 51.37	$ 53.03	$ 43.68	$ 37.91
Total Return B, C, D	2.60%	3.25%	(2.41)%	21.64%	15.22%	(42.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.85%	1.91%	2.01%	2.19%	2.13%
Expenses net of fee waivers, if any	1.93% A	1.85%	1.91%	2.01%	2.19%	2.13%
Expenses net of all reductions	1.91% A	1.85%	1.91%	1.96%	2.16%	2.10%
Net investment income (loss)	.49% A	.34%	(.20)%	(.14)%	.21%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,861	$ 9,804	$ 11,866	$ 13,464	$ 7,283	$ 5,615
Portfolio turnover rate G	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 52.61	$ 51.19	$ 52.87	$ 43.60	$ 37.84	$ 69.91
Income from Investment Operations
Net investment income (loss) E	.14	.19	(.08)	(.06)	.09	(.05)
Net realized and unrealized gain (loss)	1.23	1.46	(1.14)	9.48	5.66	(28.52)
Total from investment operations	1.37	1.65	(1.22)	9.42	5.75	(28.57)
Distributions from net investment income	(.12)	-	(.03)	(.16)	-	(.27)
Distributions from net realized gain	-	(.23)	(.44)	-	-	(3.27)
Total distributions	(.12)	(.23)	(.47)	(.16)	-	(3.54)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.04
Net asset value, end of period	$ 53.86	$ 52.61	$ 51.19	$ 52.87	$ 43.60	$ 37.84
Total Return B, C, D	2.62%	3.26%	(2.36)%	21.68%	15.22%	(42.69)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.82%	1.86%	1.99%	2.18%	2.13%
Expenses net of fee waivers, if any	1.89% A	1.82%	1.86%	1.99%	2.18%	2.13%
Expenses net of all reductions	1.87% A	1.82%	1.86%	1.94%	2.15%	2.10%
Net investment income (loss)	.52% A	.37%	(.15)%	(.12)%	.22%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,230	$ 66,500	$ 87,990	$ 54,052	$ 24,848	$ 16,716
Portfolio turnover rate G	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 54.05	$ 52.59	$ 54.14	$ 44.46	$ 38.37	$ 70.25
Income from Investment Operations
Net investment income (loss) D	.42	.73	.52	.46	.48	.58
Net realized and unrealized gain (loss)	1.25	1.51	(1.18)	9.68	5.74	(28.83)
Total from investment operations	1.67	2.24	(.66)	10.14	6.22	(28.25)
Distributions from net investment income	(.76)	(.49)	(.46)	(.47)	(.14)	(.40)
Distributions from net realized gain	-	(.29)	(.44)	-	-	(3.27)
Total distributions	(.76)	(.78)	(.90)	(.47)	(.14)	(3.67)
Redemption fees added to paid in capital D	- H	- H	.01	.01	.01	.04
Net asset value, end of period	$ 54.96	$ 54.05	$ 52.59	$ 54.14	$ 44.46	$ 38.37
Total Return B, C	3.14%	4.36%	(1.33)%	22.97%	16.40%	(42.06)%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.77%	.82%	.94%	1.17%	1.03%
Expenses net of fee waivers, if any	.84% A	.77%	.82%	.94%	1.17%	1.03%
Expenses net of all reductions	.82% A	.77%	.82%	.89%	1.13%	1.00%
Net investment income (loss)	1.57% A	1.42%	.90%	.93%	1.24%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,545,554	$ 2,992,597	$ 3,778,765	$ 3,953,693	$ 3,149,791	$ 2,776,298
Portfolio turnover rate F	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 53.91	$ 52.44	$ 54.02	$ 44.39	$ 38.31	$ 70.25
Income from Investment Operations
Net investment income (loss) D	.43	.74	.51	.46	.49	.52
Net realized and unrealized gain (loss)	1.24	1.50	(1.18)	9.65	5.72	(28.78)
Total from investment operations	1.67	2.24	(.67)	10.11	6.21	(28.26)
Distributions from net investment income	(.76)	(.48)	(.48)	(.49)	(.14)	(.45)
Distributions from net realized gain	-	(.29)	(.44)	-	-	(3.27)
Total distributions	(.76)	(.77)	(.92)	(.49)	(.14)	(3.72)
Redemption fees added to paid in capital D	- H	- H	.01	.01	.01	.04
Net asset value, end of period	$ 54.82	$ 53.91	$ 52.44	$ 54.02	$ 44.39	$ 38.31
Total Return B, C	3.16%	4.38%	(1.35)%	22.94%	16.40%	(42.11)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.76%	.82%	.95%	1.17%	1.11%
Expenses net of fee waivers, if any	.83% A	.76%	.82%	.95%	1.17%	1.11%
Expenses net of all reductions	.81% A	.76%	.82%	.90%	1.14%	1.08%
Net investment income (loss)	1.58% A	1.42%	.89%	.92%	1.23%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,588	$ 59,245	$ 68,112	$ 46,737	$ 17,956	$ 8,870
Portfolio turnover rate F	41% A	86%	104%	143%	123%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 697,786,430
Gross unrealized depreciation	(74,453,192)
Net unrealized appreciation (depreciation) on securities and other investments	$ 623,333,238

Tax cost	$ 2,505,576,217

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2016	$ (79,471,942)
2017	(150,917,782)
Total with expiration	(230,389,724)
No expiration
Short-term	(33,004,235)
Total capital loss carryforward	$ (263,393,959)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $627,655,830 and $1,220,395,761, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 184,632	$ 9,774
Class T	.25%	.25%	69,010	423
Class B	.75%	.25%	46,381	34,903
Class C	.75%	.25%	299,267	23,902
			$ 599,290	$ 69,002

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,102
Class T	3,165
Class B*	10,115
Class C*	3,110
$ 41,492

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 208,420.28
Class T	42,808.31
Class B	13,958.30
Class C	79,727.27
Canada	3,003,346.22
Institutional Class	51,783.21
	$ 3,400,042

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,118 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,053,273.39%		$ 479

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,136 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,983,198. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $76,532 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $12,098,400. The weighted average interest rate was .66%. The interest expense amounted to $1,104 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $277,377 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $8,685.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 1,637,055	$ 1,331,457
Class T	220,581	100,888
Class B	25,159	-
Class C	146,334	-
Canada	40,860,359	34,710,753
Institutional Class	803,928	588,282
Total	$ 43,693,416	$ 36,731,380
From net realized gain
Class A	$ -	$ 1,169,578
Class T	-	185,711
Class B	-	32,050
Class C	-	395,818
Canada	-	20,430,566
Institutional Class	-	352,725
Total	$ -	$ 22,566,448

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	141,770	554,403	$ 7,582,884	$ 28,690,109
Reinvestment of distributions	24,773	41,955	1,299,341	2,109,494
Shares redeemed	(638,734)	(1,747,243)	(34,174,765)	(89,985,257)
Net increase (decrease)	(472,191)	(1,150,885)	$ (25,292,540)	$ (59,185,654)
Class T
Shares sold	22,068	72,156	$ 1,179,885	$ 3,681,114
Reinvestment of distributions	4,099	5,569	214,912	279,919
Shares redeemed	(98,479)	(183,751)	(5,246,827)	(9,407,140)
Net increase (decrease)	(72,312)	(106,026)	$ (3,852,030)	$ (5,446,107)
Class B
Shares sold	481	3,584	$ 25,813	$ 181,692
Reinvestment of distributions	400	519	20,851	25,894
Shares redeemed	(22,519)	(49,710)	(1,193,446)	(2,528,127)
Net increase (decrease)	(21,638)	(45,607)	$ (1,146,782)	$ (2,320,541)
Class C
Shares sold	36,937	161,752	$ 1,951,097	$ 8,188,420
Reinvestment of distributions	2,201	6,045	114,122	300,150
Shares redeemed	(277,710)	(622,861)	(14,578,858)	(31,505,606)
Net increase (decrease)	(238,572)	(455,064)	$ (12,513,639)	$ (23,017,036)
Canada
Shares sold	1,564,422	4,866,802	$ 84,309,747	$ 252,453,035
Reinvestment of distributions	737,701	1,003,141	38,862,091	50,678,709
Shares redeemed	(11,358,550)	(22,354,268)	(611,480,579)	(1,155,960,861)
Net increase (decrease)	(9,056,427)	(16,484,325)	$ (488,308,741)	$ (852,829,117)
Institutional Class
Shares sold	99,580	561,510	$ 5,350,368	$ 29,055,185
Reinvestment of distributions	11,985	13,162	629,694	663,252
Shares redeemed	(433,655)	(774,433)	(23,214,333)	(39,795,082)
Net increase (decrease)	(322,090)	(199,761)	$ (17,234,271)	$ (10,076,645)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ACANI-USAN-0613
1.843160.105

Fidelity Advisor®

China Region Fund -

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2013

Class A, Class T, Class B, and Class C are
classes of Fidelity® China Region Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 1,139.10	$ 7.21
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.64%
Actual		$ 1,000.00	$ 1,137.70	$ 8.69
Hypothetical A		$ 1,000.00	$ 1,016.66	$ 8.20
Class B	2.11%
Actual		$ 1,000.00	$ 1,134.70	$ 11.17
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,135.20	$ 11.17
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.54
China Region	1.03%
Actual		$ 1,000.00	$ 1,141.20	$ 5.47
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,141.50	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Hong Kong	24.3%
China	23.8%
Cayman Islands	20.9%
Taiwan	19.2%
Bermuda	6.8%
Korea (South)	1.3%
United States of America	1.2%
Italy	1.0%
Thailand	0.6%
Other	0.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Hong Kong	29.3%
China	23.4%
Cayman Islands	18.9%
Taiwan	18.8%
Bermuda	8.1%
Netherlands	0.6%
Italy	0.5%
United States of America	0.2%
United Kingdom	0.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	99.8
Short-Term Investments and Net Other Assets (Liabilities)	0.7	0.2
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5.7	6.8
AIA Group Ltd. (Insurance)	4.8	2.7
Tencent Holdings Ltd. (Internet Software & Services)	4.4	4.7
Industrial & Commercial Bank of China Ltd. (H Shares) (Commercial Banks)	4.0	4.1
China Construction Bank Corp. (H Shares) (Commercial Banks)	3.9	2.6
BOC Hong Kong (Holdings) Ltd. (Commercial Banks)	2.4	2.4
Chongqing Changan Automobile Co. Ltd. (B Shares) (Automobiles)	2.3	0.0
China Pacific Insurance Group Co. Ltd. (H Shares) (Insurance)	1.9	0.0
Hopson Development Holdings Ltd. (Real Estate Management & Development)	1.8	1.2
Huaneng Power International, Inc. (H Shares) (Independent Power Producers & Energy Traders)	1.8	1.8
	33.0
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.1	33.1
Consumer Discretionary	21.7	11.1
Information Technology	21.5	24.0
Industrials	7.3	8.1
Materials	5.2	10.6
Utilities	3.9	3.1
Energy	3.0	4.4
Health Care	2.1	0.4
Telecommunication Services	2.1	3.5
Consumer Staples	0.4	1.5

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 21.7%
Automobiles - 3.3%
Brilliance China Automotive Holdings Ltd. (a)	6,336,000	$ 7,756,551
Chongqing Changan Automobile Co. Ltd. (B Shares)	26,565,849	34,165,212
Geely Automobile Holdings Ltd.	15,170,000	7,623,951
		49,545,714
Hotels, Restaurants & Leisure - 8.0%
Galaxy Entertainment Group Ltd. (a)	4,263,000	19,089,740
Hotel Shilla Co.	361,900	19,119,810
Las Vegas Sands Corp.	149,400	8,403,750
Melco International Development Ltd.	8,009,000	15,584,222
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	403,400	9,927,674
Sands China Ltd.	4,831,800	25,341,554
Wynn Macau Ltd.	7,210,800	21,882,868
		119,349,618
Household Durables - 2.1%
Skyworth Digital Holdings Ltd.	18,426,000	15,172,663
Techtronic Industries Co. Ltd.	6,728,000	16,074,060
		31,246,723
Internet & Catalog Retail - 0.3%
Ctrip.com International Ltd. sponsored ADR (a)	200,000	4,396,000
Leisure Equipment & Products - 0.8%
Merida Industry Co. Ltd.	2,012,450	12,283,520
Media - 1.4%
Fuji Media Holdings, Inc.	3,500	7,607,361
Television Broadcasts Ltd.	1,626,000	12,247,147
		19,854,508
Multiline Retail - 0.8%
Lifestyle International Holdings Ltd.	1,753,500	3,872,991
Springland International Holdings Ltd.	15,937,000	8,296,938
		12,169,929
Specialty Retail - 1.2%
Baoxin Auto Group Ltd.	15,952,000	13,916,618
Chow Tai Fook Jewellery Group Ltd.	2,386,200	3,210,238
Oriental Watch Holdings Ltd.	2,368,000	772,026
		17,898,882
Textiles, Apparel & Luxury Goods - 3.8%
Anta Sports Products Ltd.	4,190,000	3,509,597
ECLAT Textile Co. Ltd.	3,617,000	21,832,011
Prada SpA	1,619,200	14,595,470
Shenzhou International Group Holdings Ltd.	5,446,000	15,790,288
		55,727,366
TOTAL CONSUMER DISCRETIONARY		322,472,260

	Shares	Value
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Biostime International Holdings Ltd.	1,089,500	$ 6,275,736
ENERGY - 3.0%
Energy Equipment & Services - 1.2%
Anton Oilfield Services Group	10,132,000	8,081,942
China Oilfield Services Ltd. (H Shares)	3,520,000	6,940,072
SPT Energy Group, Inc.	6,140,000	2,990,818
		18,012,832
Oil, Gas & Consumable Fuels - 1.8%
Kunlun Energy Co. Ltd.	2,866,000	5,606,319
Sinopec Kantons Holdings Ltd.	23,218,000	21,033,426
		26,639,745
TOTAL ENERGY		44,652,577
FINANCIALS - 32.1%
Capital Markets - 0.8%
CITIC Securities Co. Ltd. (H Shares)	4,684,000	10,623,300
Wuliangye Yibin Co. Ltd.(UBS Warrant Programme) warrants 4/18/14 (a)	345,100	1,228,702
		11,852,002
Commercial Banks - 13.1%
Agricultural Bank of China Ltd. (H Shares)	31,892,000	15,247,040
BOC Hong Kong (Holdings) Ltd.	10,152,000	34,929,531
China Construction Bank Corp. (H Shares)	69,778,000	58,446,937
China Minsheng Banking Corp. Ltd. (H Shares)	9,693,500	12,453,908
Industrial & Commercial Bank of China Ltd. (H Shares)	84,318,000	59,325,693
Wing Hang Bank Ltd.	904,500	9,505,225
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 8/20/13 (a)	1,351,900	4,813,334
		194,721,668
Insurance - 8.3%
AIA Group Ltd.	16,182,600	71,840,179
China Life Insurance Co. Ltd. (H Shares)	8,254,000	22,830,421
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	28,759,454
		123,430,054
Real Estate Management & Development - 9.9%
Cheung Kong Holdings Ltd.	1,195,000	17,986,250
China Overseas Land and Investment Ltd.	4,892,000	14,940,484
CSI Properties Ltd.	110,000,000	5,173,869
Hopson Development Holdings Ltd. (a)	15,766,000	26,289,703
Hysan Development Co. Ltd.	1,336,000	6,619,614
Kaisa Group Holdings Ltd. (a)	26,552,000	8,314,447
KWG Property Holding Ltd.	9,404,500	6,495,766
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
New World Development Co. Ltd.	6,432,000	$ 11,222,628
Shimao Property Holdings Ltd.	3,908,500	8,421,244
Sun Hung Kai Properties Ltd.	1,282,000	18,535,776
Sunac China Holdings Ltd.	12,677,000	10,226,351
Wharf Holdings Ltd.	1,448,000	12,921,657
		147,147,789
TOTAL FINANCIALS		477,151,513
HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.1%
Pacific Hospital Supply Co. Ltd.	395,000	1,312,648
Pharmaceuticals - 2.0%
China Medical System Holdings Ltd.	9,846,000	9,655,491
China Pharmaceutical Group Ltd. (a)	26,500,000	12,771,660
Sino Biopharmaceutical Ltd.	6,500,000	4,481,228
Tong Ren Tang Technologies Co. Ltd. (H Shares)	1,045,000	3,474,289
		30,382,668
TOTAL HEALTH CARE		31,695,316
INDUSTRIALS - 7.3%
Commercial Services & Supplies - 0.1%
Cleanaway Co. Ltd.	121,000	984,741
Construction & Engineering - 1.6%
China State Construction International Holdings Ltd.	10,482,000	15,263,442
CTCI Corp.	4,000,000	8,002,713
		23,266,155
Electrical Equipment - 0.8%
China High Speed Transmission Equipment Group Co. Ltd. (a)	15,123,000	7,308,009
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,912,000	5,285,001
		12,593,010
Industrial Conglomerates - 1.9%
Beijing Enterprises Holdings Ltd.	1,670,500	12,496,218
Hutchison Whampoa Ltd.	1,397,000	15,175,879
		27,672,097
Machinery - 0.6%
Cimc Enric Holdings Ltd.	8,000,000	8,659,626
Marine - 1.7%
China Shipping Development Co. Ltd. (H Shares)	13,444,000	5,769,028
Orient Overseas International Ltd.	1,795,000	10,663,389
Pacific Basin Shipping Ltd.	16,032,000	9,152,112
		25,584,529

	Shares	Value
Transportation Infrastructure - 0.6%
Airports of Thailand PCL (For. Reg.)	1,941,000	$ 9,556,201
TOTAL INDUSTRIALS		108,316,359
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 0.4%
KMC Kuei Meng International, Inc. (a)	1,415,000	4,990,166
Computers & Peripherals - 2.4%
Advantech Co. Ltd.	3,297,000	15,763,886
Lenovo Group Ltd.	22,344,000	20,414,420
		36,178,306
Electronic Equipment & Components - 3.5%
Chroma ATE, Inc.	1,938,000	4,159,898
Delta Electronics, Inc.	1,475,000	7,077,399
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,711,047	25,092,634
TPK Holding Co. Ltd. GDR (Reg. S)	727,542	14,777,811
		51,107,742
Internet Software & Services - 4.4%
Tencent Holdings Ltd.	1,913,600	65,643,102
Semiconductors & Semiconductor Equipment - 10.8%
Chipbond Technology Corp.	9,117,000	23,186,674
Inotera Memories, Inc. (a)	37,734,000	14,842,808
MediaTek, Inc.	1,904,000	23,243,133
Novatek Microelectronics Corp.	2,979,000	14,546,490
Taiwan Semiconductor Manufacturing Co. Ltd.	22,911,796	85,099,003
		160,918,108
TOTAL INFORMATION TECHNOLOGY		318,837,424
MATERIALS - 5.2%
Chemicals - 0.7%
Fufeng Group Ltd.	10,633,200	3,822,945
Taiwan Fertilizer Co. Ltd.	3,015,000	7,218,006
		11,040,951
Construction Materials - 3.7%
Anhui Conch Cement Co. Ltd. (H Shares)	5,805,500	21,022,087
Asia Cement (China) Holdings Corp.	6,235,000	3,454,895
BBMG Corp. (H Shares)	16,845,000	13,523,495
China National Building Materials Co. Ltd. (H Shares)	14,592,000	17,224,244
		55,224,721
Paper & Forest Products - 0.8%
Lee & Man Paper Manufacturing Ltd.	15,012,000	11,162,057
TOTAL MATERIALS		77,427,729
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.5%
HKT Trust / HKT Ltd. unit	7,651,000	8,035,367
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.6%
China Mobile Ltd.	876,000	$ 9,634,787
Far EasTone Telecommunications Co. Ltd.	5,582,000	13,609,556
		23,244,343
TOTAL TELECOMMUNICATION SERVICES		31,279,710
UTILITIES - 3.9%
Electric Utilities - 0.8%
Power Assets Holdings Ltd.	1,173,500	11,462,575
Independent Power Producers & Energy Traders - 3.1%
China Datang Corp. Renewable Power Co. Ltd.	24,409,000	5,693,226
China Longyuan Power Grid Corp. Ltd. (H Shares)	8,487,000	7,775,954
China Resources Power Holdings Co. Ltd.	2,084,000	6,821,208
Huaneng Power International, Inc. (H Shares)	22,626,000	26,215,928
		46,506,316
TOTAL UTILITIES		57,968,891
TOTAL COMMON STOCKS (Cost $1,117,460,832)		1,476,077,515
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.13% (b) (Cost $5,775,416)	5,775,416	5,775,416
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 4/30/13 due 5/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,580,000)	$ 2,580,010	$ 2,580,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,125,816,248)		1,484,432,931
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,630,372
NET ASSETS - 100%		$ 1,486,063,303
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,580,000 due 5/01/13 at 0.14%
BNP Paribas Securities Corp.	$ 1,348,268
Barclays Capital, Inc.	717,164
Merrill Lynch, Pierce, Fenner & Smith, Inc.	514,568
$ 2,580,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,166
Fidelity Securities Lending Cash Central Fund	4,248
Total	$ 41,414
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 322,472,260	$ 314,864,899	$ 7,607,361	$ -
Consumer Staples	6,275,736	6,275,736	-	-
Energy	44,652,577	44,652,577	-	-
Financials	477,151,513	448,279,056	28,872,457	-
Health Care	31,695,316	31,695,316	-	-
Industrials	108,316,359	108,316,359	-	-
Information Technology	318,837,424	233,738,421	85,099,003	-
Materials	77,427,729	77,427,729	-	-
Telecommunication Services	31,279,710	21,644,923	9,634,787	-
Utilities	57,968,891	31,752,963	26,215,928	-
Money Market Funds	5,775,416	5,775,416	-	-
Cash Equivalents	2,580,000	-	2,580,000	-
Total Investments in Securities:	$ 1,484,432,931	$ 1,324,423,395	$ 160,009,536	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,580,000) - See accompanying schedule: Unaffiliated issuers (cost $1,120,040,832)	$ 1,478,657,515
Fidelity Central Funds (cost $5,775,416)	5,775,416
Total Investments (cost $1,125,816,248)		$ 1,484,432,931
Cash		984
Foreign currency held at value (cost $3,037,803)		3,038,840
Receivable for investments sold		4,586,790
Receivable for fund shares sold		974,818
Dividends receivable		355,675
Distributions receivable from Fidelity Central Funds		2,810
Prepaid expenses		835
Receivable from investment adviser for expense reductions		6,908
Other receivables		217,406
Total assets		1,493,617,997

Liabilities
Payable for investments purchased	$ 3,282,601
Payable for fund shares redeemed	2,875,924
Accrued management fee	849,281
Distribution and service plan fees payable	12,234
Other affiliated payables	330,709
Other payables and accrued expenses	203,945
Total liabilities		7,554,694

Net Assets		$ 1,486,063,303
Net Assets consist of:
Paid in capital		$ 1,082,571,110
Accumulated net investment loss		(4,547,371)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,419,711
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		358,619,853
Net Assets		$ 1,486,063,303

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,356,867 ÷ 540,228 shares)	$ 32.13

Maximum offering price per share (100/94.25 of $32.13)	$ 34.09
Class T: Net Asset Value and redemption price per share ($5,354,921 ÷ 167,188 shares)	$ 32.03

Maximum offering price per share (100/96.50 of $32.03)	$ 33.19
Class B: Net Asset Value and offering price per share ($1,583,697 ÷ 49,719 shares)A	$ 31.85

Class C: Net Asset Value and offering price per share ($6,346,027 ÷ 199,963 shares)A	$ 31.74

China Region: Net Asset Value, offering price and redemption price per share ($1,451,093,759 ÷ 44,899,603 shares)	$ 32.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,328,032 ÷ 134,257 shares)	$ 32.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,924,584
Income from Fidelity Central Funds		41,414
Income before foreign taxes withheld		2,965,998
Less foreign taxes withheld		(2,854)
Total income		2,963,144

Expenses
Management fee	$ 5,162,235
Transfer agent fees	1,635,653
Distribution and service plan fees	70,077
Accounting and security lending fees	329,757
Custodian fees and expenses	258,997
Independent trustees' compensation	4,561
Registration fees	85,561
Audit	35,527
Legal	2,675
Miscellaneous	5,276
Total expenses before reductions	7,590,319
Expense reductions	(155,409)	7,434,910
Net investment income (loss)		(4,471,766)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,985,752
Foreign currency transactions	(110,130)
Total net realized gain (loss)		79,875,622
Change in net unrealized appreciation (depreciation) on: Investment securities	107,428,956
Assets and liabilities in foreign currencies	3,168
Total change in net unrealized appreciation (depreciation)		107,432,124
Net gain (loss)		187,307,746
Net increase (decrease) in net assets resulting from operations		$ 182,835,980

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,471,766)	$ 22,782,166
Net realized gain (loss)	79,875,622	(16,515,956)
Change in net unrealized appreciation (depreciation)	107,432,124	76,673,702
Net increase (decrease) in net assets resulting from operations	182,835,980	82,939,912
Distributions to shareholders from net investment income	(19,616,401)	(15,687,379)
Distributions to shareholders from net realized gain	-	(18,721,345)
Total distributions	(19,616,401)	(34,408,724)
Share transactions - net increase (decrease)	31,150,480	(301,570,428)
Redemption fees	310,867	184,146
Total increase (decrease) in net assets	194,680,926	(252,855,094)

Net Assets
Beginning of period	1,291,382,377	1,544,237,471
End of period (including accumulated net investment loss of $4,547,371 and undistributed net investment income of $19,540,796, respectively)	$ 1,486,063,303	$ 1,291,382,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.53	$ 27.28	$ 31.61	$ 26.47	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.14)	.36	.33	.25	.30	.28
Net realized and unrealized gain (loss)	4.07	1.42	(4.33)	5.15	9.63	(12.91)
Total from investment operations	3.93	1.78	(4.00)	5.40	9.93	(12.63)
Distributions from net investment income	(.34)	(.19)	(.31)	(.20)	(.16)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.34)	(.53)	(.34)	(.27)	(.16)	-
Redemption fees added to paid in capital E	.01	- J	.01	.01	.03	.02
Net asset value, end of period	$ 32.13	$ 28.53	$ 27.28	$ 31.61	$ 26.47	$ 16.67
Total Return B, C, D	13.91%	6.70%	(12.79)%	20.54%	60.41%	(43.07)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.36%	1.37%	1.38%	1.39%	1.44% A
Expenses net of fee waivers, if any	1.36% A	1.36%	1.37%	1.38%	1.39%	1.44% A
Expenses net of all reductions	1.34% A	1.29%	1.31%	1.31%	1.31%	1.30% A
Net investment income (loss)	(.93)% A	1.35%	1.07%	.91%	1.27%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,357	$ 13,539	$ 14,808	$ 16,047	$ 11,842	$ 340
Portfolio turnover rate G	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.40	$ 27.13	$ 31.48	$ 26.40	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.18)	.29	.25	.18	.23	.26
Net realized and unrealized gain (loss)	4.06	1.40	(4.32)	5.13	9.64	(12.91)
Total from investment operations	3.88	1.69	(4.07)	5.31	9.87	(12.65)
Distributions from net investment income	(.26)	(.08)	(.27)	(.18)	(.14)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.26)	(.42)	(.29) K	(.24) L	(.14)	-
Redemption fees added to paid in capital E	.01	- J	.01	.01	.02	.02
Net asset value, end of period	$ 32.03	$ 28.40	$ 27.13	$ 31.48	$ 26.40	$ 16.65
Total Return B, C, D	13.77%	6.38%	(13.04)%	20.27%	59.92%	(43.14)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64% A	1.64%	1.63%	1.64%	1.66%	1.68% A
Expenses net of fee waivers, if any	1.64% A	1.64%	1.63%	1.64%	1.66%	1.68% A
Expenses net of all reductions	1.62% A	1.57%	1.57%	1.58%	1.58%	1.53% A
Net investment income (loss)	(1.22)% A	1.06%	.81%	.64%	1.00%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,355	$ 4,349	$ 5,281	$ 6,070	$ 3,139	$ 107
Portfolio turnover rate G	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. L Total distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.16	$ 26.94	$ 31.23	$ 26.28	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.25)	.16	.10	.04	.12	.20
Net realized and unrealized gain (loss)	4.03	1.40	(4.29)	5.09	9.63	(12.89)
Total from investment operations	3.78	1.56	(4.19)	5.13	9.75	(12.69)
Distributions from net investment income	(.10)	-	(.08)	(.12)	(.10)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.10)	(.34)	(.11)	(.19)	(.10)	-
Redemption fees added to paid in capital E	.01	- J	.01	.01	.02	.02
Net asset value, end of period	$ 31.85	$ 28.16	$ 26.94	$ 31.23	$ 26.28	$ 16.61
Total Return B, C, D	13.47%	5.90%	(13.45)%	19.63%	59.16%	(43.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.11%	2.12%	2.14%	2.15%	2.17% A
Expenses net of fee waivers, if any	2.11% A	2.11%	2.12%	2.14%	2.15%	2.17% A
Expenses net of all reductions	2.09% A	2.04%	2.06%	2.08%	2.06%	2.02% A
Net investment income (loss)	(1.68)% A	.59%	.32%	.14%	.51%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,584	$ 1,533	$ 1,801	$ 2,496	$ 1,915	$ 155
Portfolio turnover rate G	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.07	$ 26.86	$ 31.19	$ 26.25	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.25)	.16	.10	.04	.12	.20
Net realized and unrealized gain (loss)	4.03	1.39	(4.28)	5.09	9.62	(12.89)
Total from investment operations	3.78	1.55	(4.18)	5.13	9.74	(12.69)
Distributions from net investment income	(.12)	-	(.13)	(.13)	(.12)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.12)	(.34)	(.16)	(.20)	(.12)	-
Redemption fees added to paid in capital E	.01	- J	.01	.01	.02	.02
Net asset value, end of period	$ 31.74	$ 28.07	$ 26.86	$ 31.19	$ 26.25	$ 16.61
Total Return B, C, D	13.52%	5.88%	(13.46)%	19.66%	59.18%	(43.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.11%	2.12%	2.14%	2.15%	2.13% A
Expenses net of fee waivers, if any	2.11% A	2.11%	2.12%	2.14%	2.15%	2.13% A
Expenses net of all reductions	2.09% A	2.04%	2.06%	2.07%	2.07%	1.98% A
Net investment income (loss)	(1.69)% A	.59%	.32%	.15%	.51%	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,346	$ 4,515	$ 5,230	$ 5,938	$ 3,806	$ 233
Portfolio turnover rate G	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.73	$ 27.49	$ 31.81	$ 26.55	$ 16.69	$ 41.52
Income from Investment Operations
Net investment income (loss) D	(.09)	.45	.44	.34	.33	.39
Net realized and unrealized gain (loss)	4.10	1.42	(4.37)	5.18	9.68	(20.42)
Total from investment operations	4.01	1.87	(3.93)	5.52	10.01	(20.03)
Distributions from net investment income	(.43)	(.29)	(.38)	(.21)	(.17)	(.32)
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	(4.53)
Total distributions	(.43)	(.63)	(.40) I	(.27) J	(.17)	(4.85)
Redemption fees added to paid in capital D	.01	- H	.01	.01	.02	.05
Net asset value, end of period	$ 32.32	$ 28.73	$ 27.49	$ 31.81	$ 26.55	$ 16.69
Total Return B, C	14.12%	7.01%	(12.52)%	20.97%	60.77%	(53.75)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03% A	1.04%	1.04%	1.06%	1.12%	1.11%
Expenses net of fee waivers, if any	1.03% A	1.04%	1.04%	1.06%	1.12%	1.11%
Expenses net of all reductions	1.01% A	.98%	.98%	1.00%	1.03%	.96%
Net investment income (loss)	(.60)% A	1.66%	1.40%	1.22%	1.54%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,451,094	$ 1,265,488	$ 1,515,084	$ 2,130,070	$ 2,138,141	$ 740,289
Portfolio turnover rate F	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.68	$ 27.46	$ 31.79	$ 26.55	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	(.09)	.45	.43	.33	.37	.34
Net realized and unrealized gain (loss)	4.10	1.42	(4.37)	5.18	9.64	(12.94)
Total from investment operations	4.01	1.87	(3.94)	5.51	10.01	(12.60)
Distributions from net investment income	(.46)	(.31)	(.37)	(.22)	(.18)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.46)	(.65)	(.40)	(.28) J	(.18)	-
Redemption fees added to paid in capital D	.01	- I	.01	.01	.02	.02
Net asset value, end of period	$ 32.24	$ 28.68	$ 27.46	$ 31.79	$ 26.55	$ 16.70
Total Return B, C	14.15%	7.02%	(12.56)%	20.92%	60.78%	(42.96)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	1.04%	1.06%	1.11%	1.08%	1.05% A
Expenses net of fee waivers, if any	1.00% A	1.04%	1.06%	1.11%	1.08%	1.05% A
Expenses net of all reductions	.98% A	.98%	1.01%	1.04%	1.00%	.91% A
Net investment income (loss)	(.57)% A	1.66%	1.38%	1.18%	1.58%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,328	$ 1,958	$ 2,034	$ 1,904	$ 1,684	$ 60
Portfolio turnover rate F	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 373,558,159
Gross unrealized depreciation	(19,423,236)
Net unrealized appreciation (depreciation) on securities and other investments	$ 354,134,923

Tax cost	$ 1,130,298,008

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (23,841,276)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $588,058,488 and $588,555,669, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 20,081	$ 252
Class T	.25%	.25%	12,628	128
Class B	.75%	.25%	7,904	5,930
Class C	.75%	.25%	29,464	8,013
			$ 70,077	$ 14,323

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,084
Class T	2,153
Class B*	2,577
Class C*	208
$ 21,022

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 24,389.30
Class T	8,519.34
Class B	2,403.30
Class C	9,022.31
China Region	1,587,636.22
Institutional Class	3,684.19
	$ 1,635,653

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $977 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,876 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,248. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $148,501 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,908.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 161,788	$ 100,983
Class T	40,503	14,853
Class B	4,993	-
Class C	18,782	-
China Region	19,344,002	15,549,167
Institutional Class	46,333	22,376
Total	$ 19,616,401	$ 15,687,379
From net realized gain
Class A	$ -	$ 182,091
Class T	-	60,664
Class B	-	21,876
Class C	-	65,490
China Region	-	18,366,435
Institutional Class	-	24,789
Total	$ -	$ 18,721,345

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	153,168	128,967	$ 4,740,564	$ 3,497,936
Reinvestment of distributions	5,112	10,227	151,768	266,217
Shares redeemed	(92,670)	(207,420)	(2,831,974)	(5,547,035)
Net increase (decrease)	65,610	(68,226)	$ 2,060,358	$ (1,782,882)
Class T
Shares sold	42,277	40,215	$ 1,294,746	$ 1,078,486
Reinvestment of distributions	1,321	2,834	39,167	73,623
Shares redeemed	(29,528)	(84,588)	(901,524)	(2,252,505)
Net increase (decrease)	14,070	(41,539)	$ 432,389	$ (1,100,396)
Class B
Shares sold	5,106	4,773	$ 158,616	$ 131,481
Reinvestment of distributions	151	760	4,455	19,651
Shares redeemed	(9,970)	(17,966)	(299,681)	(477,343)
Net increase (decrease)	(4,713)	(12,433)	$ (136,610)	$ (326,211)
Class C
Shares sold	82,051	39,150	$ 2,517,357	$ 1,051,097
Reinvestment of distributions	573	2,380	16,859	61,380
Shares redeemed	(43,501)	(75,401)	(1,313,584)	(1,981,464)
Net increase (decrease)	39,123	(33,871)	$ 1,220,632	$ (868,987)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
China Region
Shares sold	8,315,336	5,981,804	$ 255,223,826	$ 163,640,090
Reinvestment of distributions	622,145	1,245,751	18,558,580	32,563,934
Shares redeemed	(8,082,233)	(18,300,659)	(248,220,203)	(493,563,874)
Net increase (decrease)	855,248	(11,073,104)	$ 25,562,203	$ (297,359,850)
Institutional Class
Shares sold	115,062	33,539	$ 3,506,009	$ 913,352
Reinvestment of distributions	1,452	1,708	43,199	44,574
Shares redeemed	(50,500)	(41,079)	(1,537,700)	(1,090,028)
Net increase (decrease)	66,014	(5,832)	$ 2,011,508	$ (132,102)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AHKC-USAN-0613
1.861461.104

Fidelity Advisor®

China Region Fund -

Institutional Class

Semiannual Report

April 30, 2013

Institutional Class is a class of
Fidelity® China Region Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 1,139.10	$ 7.21
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.64%
Actual		$ 1,000.00	$ 1,137.70	$ 8.69
Hypothetical A		$ 1,000.00	$ 1,016.66	$ 8.20
Class B	2.11%
Actual		$ 1,000.00	$ 1,134.70	$ 11.17
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,135.20	$ 11.17
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.54
China Region	1.03%
Actual		$ 1,000.00	$ 1,141.20	$ 5.47
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,141.50	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Hong Kong	24.3%
China	23.8%
Cayman Islands	20.9%
Taiwan	19.2%
Bermuda	6.8%
Korea (South)	1.3%
United States of America	1.2%
Italy	1.0%
Thailand	0.6%
Other	0.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Hong Kong	29.3%
China	23.4%
Cayman Islands	18.9%
Taiwan	18.8%
Bermuda	8.1%
Netherlands	0.6%
Italy	0.5%
United States of America	0.2%
United Kingdom	0.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	99.8
Short-Term Investments and Net Other Assets (Liabilities)	0.7	0.2
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5.7	6.8
AIA Group Ltd. (Insurance)	4.8	2.7
Tencent Holdings Ltd. (Internet Software & Services)	4.4	4.7
Industrial & Commercial Bank of China Ltd. (H Shares) (Commercial Banks)	4.0	4.1
China Construction Bank Corp. (H Shares) (Commercial Banks)	3.9	2.6
BOC Hong Kong (Holdings) Ltd. (Commercial Banks)	2.4	2.4
Chongqing Changan Automobile Co. Ltd. (B Shares) (Automobiles)	2.3	0.0
China Pacific Insurance Group Co. Ltd. (H Shares) (Insurance)	1.9	0.0
Hopson Development Holdings Ltd. (Real Estate Management & Development)	1.8	1.2
Huaneng Power International, Inc. (H Shares) (Independent Power Producers & Energy Traders)	1.8	1.8
	33.0
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.1	33.1
Consumer Discretionary	21.7	11.1
Information Technology	21.5	24.0
Industrials	7.3	8.1
Materials	5.2	10.6
Utilities	3.9	3.1
Energy	3.0	4.4
Health Care	2.1	0.4
Telecommunication Services	2.1	3.5
Consumer Staples	0.4	1.5

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 21.7%
Automobiles - 3.3%
Brilliance China Automotive Holdings Ltd. (a)	6,336,000	$ 7,756,551
Chongqing Changan Automobile Co. Ltd. (B Shares)	26,565,849	34,165,212
Geely Automobile Holdings Ltd.	15,170,000	7,623,951
		49,545,714
Hotels, Restaurants & Leisure - 8.0%
Galaxy Entertainment Group Ltd. (a)	4,263,000	19,089,740
Hotel Shilla Co.	361,900	19,119,810
Las Vegas Sands Corp.	149,400	8,403,750
Melco International Development Ltd.	8,009,000	15,584,222
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	403,400	9,927,674
Sands China Ltd.	4,831,800	25,341,554
Wynn Macau Ltd.	7,210,800	21,882,868
		119,349,618
Household Durables - 2.1%
Skyworth Digital Holdings Ltd.	18,426,000	15,172,663
Techtronic Industries Co. Ltd.	6,728,000	16,074,060
		31,246,723
Internet & Catalog Retail - 0.3%
Ctrip.com International Ltd. sponsored ADR (a)	200,000	4,396,000
Leisure Equipment & Products - 0.8%
Merida Industry Co. Ltd.	2,012,450	12,283,520
Media - 1.4%
Fuji Media Holdings, Inc.	3,500	7,607,361
Television Broadcasts Ltd.	1,626,000	12,247,147
		19,854,508
Multiline Retail - 0.8%
Lifestyle International Holdings Ltd.	1,753,500	3,872,991
Springland International Holdings Ltd.	15,937,000	8,296,938
		12,169,929
Specialty Retail - 1.2%
Baoxin Auto Group Ltd.	15,952,000	13,916,618
Chow Tai Fook Jewellery Group Ltd.	2,386,200	3,210,238
Oriental Watch Holdings Ltd.	2,368,000	772,026
		17,898,882
Textiles, Apparel & Luxury Goods - 3.8%
Anta Sports Products Ltd.	4,190,000	3,509,597
ECLAT Textile Co. Ltd.	3,617,000	21,832,011
Prada SpA	1,619,200	14,595,470
Shenzhou International Group Holdings Ltd.	5,446,000	15,790,288
		55,727,366
TOTAL CONSUMER DISCRETIONARY		322,472,260

	Shares	Value
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Biostime International Holdings Ltd.	1,089,500	$ 6,275,736
ENERGY - 3.0%
Energy Equipment & Services - 1.2%
Anton Oilfield Services Group	10,132,000	8,081,942
China Oilfield Services Ltd. (H Shares)	3,520,000	6,940,072
SPT Energy Group, Inc.	6,140,000	2,990,818
		18,012,832
Oil, Gas & Consumable Fuels - 1.8%
Kunlun Energy Co. Ltd.	2,866,000	5,606,319
Sinopec Kantons Holdings Ltd.	23,218,000	21,033,426
		26,639,745
TOTAL ENERGY		44,652,577
FINANCIALS - 32.1%
Capital Markets - 0.8%
CITIC Securities Co. Ltd. (H Shares)	4,684,000	10,623,300
Wuliangye Yibin Co. Ltd.(UBS Warrant Programme) warrants 4/18/14 (a)	345,100	1,228,702
		11,852,002
Commercial Banks - 13.1%
Agricultural Bank of China Ltd. (H Shares)	31,892,000	15,247,040
BOC Hong Kong (Holdings) Ltd.	10,152,000	34,929,531
China Construction Bank Corp. (H Shares)	69,778,000	58,446,937
China Minsheng Banking Corp. Ltd. (H Shares)	9,693,500	12,453,908
Industrial & Commercial Bank of China Ltd. (H Shares)	84,318,000	59,325,693
Wing Hang Bank Ltd.	904,500	9,505,225
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 8/20/13 (a)	1,351,900	4,813,334
		194,721,668
Insurance - 8.3%
AIA Group Ltd.	16,182,600	71,840,179
China Life Insurance Co. Ltd. (H Shares)	8,254,000	22,830,421
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	28,759,454
		123,430,054
Real Estate Management & Development - 9.9%
Cheung Kong Holdings Ltd.	1,195,000	17,986,250
China Overseas Land and Investment Ltd.	4,892,000	14,940,484
CSI Properties Ltd.	110,000,000	5,173,869
Hopson Development Holdings Ltd. (a)	15,766,000	26,289,703
Hysan Development Co. Ltd.	1,336,000	6,619,614
Kaisa Group Holdings Ltd. (a)	26,552,000	8,314,447
KWG Property Holding Ltd.	9,404,500	6,495,766
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
New World Development Co. Ltd.	6,432,000	$ 11,222,628
Shimao Property Holdings Ltd.	3,908,500	8,421,244
Sun Hung Kai Properties Ltd.	1,282,000	18,535,776
Sunac China Holdings Ltd.	12,677,000	10,226,351
Wharf Holdings Ltd.	1,448,000	12,921,657
		147,147,789
TOTAL FINANCIALS		477,151,513
HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.1%
Pacific Hospital Supply Co. Ltd.	395,000	1,312,648
Pharmaceuticals - 2.0%
China Medical System Holdings Ltd.	9,846,000	9,655,491
China Pharmaceutical Group Ltd. (a)	26,500,000	12,771,660
Sino Biopharmaceutical Ltd.	6,500,000	4,481,228
Tong Ren Tang Technologies Co. Ltd. (H Shares)	1,045,000	3,474,289
		30,382,668
TOTAL HEALTH CARE		31,695,316
INDUSTRIALS - 7.3%
Commercial Services & Supplies - 0.1%
Cleanaway Co. Ltd.	121,000	984,741
Construction & Engineering - 1.6%
China State Construction International Holdings Ltd.	10,482,000	15,263,442
CTCI Corp.	4,000,000	8,002,713
		23,266,155
Electrical Equipment - 0.8%
China High Speed Transmission Equipment Group Co. Ltd. (a)	15,123,000	7,308,009
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,912,000	5,285,001
		12,593,010
Industrial Conglomerates - 1.9%
Beijing Enterprises Holdings Ltd.	1,670,500	12,496,218
Hutchison Whampoa Ltd.	1,397,000	15,175,879
		27,672,097
Machinery - 0.6%
Cimc Enric Holdings Ltd.	8,000,000	8,659,626
Marine - 1.7%
China Shipping Development Co. Ltd. (H Shares)	13,444,000	5,769,028
Orient Overseas International Ltd.	1,795,000	10,663,389
Pacific Basin Shipping Ltd.	16,032,000	9,152,112
		25,584,529

	Shares	Value
Transportation Infrastructure - 0.6%
Airports of Thailand PCL (For. Reg.)	1,941,000	$ 9,556,201
TOTAL INDUSTRIALS		108,316,359
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 0.4%
KMC Kuei Meng International, Inc. (a)	1,415,000	4,990,166
Computers & Peripherals - 2.4%
Advantech Co. Ltd.	3,297,000	15,763,886
Lenovo Group Ltd.	22,344,000	20,414,420
		36,178,306
Electronic Equipment & Components - 3.5%
Chroma ATE, Inc.	1,938,000	4,159,898
Delta Electronics, Inc.	1,475,000	7,077,399
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,711,047	25,092,634
TPK Holding Co. Ltd. GDR (Reg. S)	727,542	14,777,811
		51,107,742
Internet Software & Services - 4.4%
Tencent Holdings Ltd.	1,913,600	65,643,102
Semiconductors & Semiconductor Equipment - 10.8%
Chipbond Technology Corp.	9,117,000	23,186,674
Inotera Memories, Inc. (a)	37,734,000	14,842,808
MediaTek, Inc.	1,904,000	23,243,133
Novatek Microelectronics Corp.	2,979,000	14,546,490
Taiwan Semiconductor Manufacturing Co. Ltd.	22,911,796	85,099,003
		160,918,108
TOTAL INFORMATION TECHNOLOGY		318,837,424
MATERIALS - 5.2%
Chemicals - 0.7%
Fufeng Group Ltd.	10,633,200	3,822,945
Taiwan Fertilizer Co. Ltd.	3,015,000	7,218,006
		11,040,951
Construction Materials - 3.7%
Anhui Conch Cement Co. Ltd. (H Shares)	5,805,500	21,022,087
Asia Cement (China) Holdings Corp.	6,235,000	3,454,895
BBMG Corp. (H Shares)	16,845,000	13,523,495
China National Building Materials Co. Ltd. (H Shares)	14,592,000	17,224,244
		55,224,721
Paper & Forest Products - 0.8%
Lee & Man Paper Manufacturing Ltd.	15,012,000	11,162,057
TOTAL MATERIALS		77,427,729
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.5%
HKT Trust / HKT Ltd. unit	7,651,000	8,035,367
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.6%
China Mobile Ltd.	876,000	$ 9,634,787
Far EasTone Telecommunications Co. Ltd.	5,582,000	13,609,556
		23,244,343
TOTAL TELECOMMUNICATION SERVICES		31,279,710
UTILITIES - 3.9%
Electric Utilities - 0.8%
Power Assets Holdings Ltd.	1,173,500	11,462,575
Independent Power Producers & Energy Traders - 3.1%
China Datang Corp. Renewable Power Co. Ltd.	24,409,000	5,693,226
China Longyuan Power Grid Corp. Ltd. (H Shares)	8,487,000	7,775,954
China Resources Power Holdings Co. Ltd.	2,084,000	6,821,208
Huaneng Power International, Inc. (H Shares)	22,626,000	26,215,928
		46,506,316
TOTAL UTILITIES		57,968,891
TOTAL COMMON STOCKS (Cost $1,117,460,832)		1,476,077,515
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.13% (b) (Cost $5,775,416)	5,775,416	5,775,416
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 4/30/13 due 5/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,580,000)	$ 2,580,010	$ 2,580,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,125,816,248)		1,484,432,931
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,630,372
NET ASSETS - 100%		$ 1,486,063,303
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,580,000 due 5/01/13 at 0.14%
BNP Paribas Securities Corp.	$ 1,348,268
Barclays Capital, Inc.	717,164
Merrill Lynch, Pierce, Fenner & Smith, Inc.	514,568
$ 2,580,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,166
Fidelity Securities Lending Cash Central Fund	4,248
Total	$ 41,414
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 322,472,260	$ 314,864,899	$ 7,607,361	$ -
Consumer Staples	6,275,736	6,275,736	-	-
Energy	44,652,577	44,652,577	-	-
Financials	477,151,513	448,279,056	28,872,457	-
Health Care	31,695,316	31,695,316	-	-
Industrials	108,316,359	108,316,359	-	-
Information Technology	318,837,424	233,738,421	85,099,003	-
Materials	77,427,729	77,427,729	-	-
Telecommunication Services	31,279,710	21,644,923	9,634,787	-
Utilities	57,968,891	31,752,963	26,215,928	-
Money Market Funds	5,775,416	5,775,416	-	-
Cash Equivalents	2,580,000	-	2,580,000	-
Total Investments in Securities:	$ 1,484,432,931	$ 1,324,423,395	$ 160,009,536	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,580,000) - See accompanying schedule: Unaffiliated issuers (cost $1,120,040,832)	$ 1,478,657,515
Fidelity Central Funds (cost $5,775,416)	5,775,416
Total Investments (cost $1,125,816,248)		$ 1,484,432,931
Cash		984
Foreign currency held at value (cost $3,037,803)		3,038,840
Receivable for investments sold		4,586,790
Receivable for fund shares sold		974,818
Dividends receivable		355,675
Distributions receivable from Fidelity Central Funds		2,810
Prepaid expenses		835
Receivable from investment adviser for expense reductions		6,908
Other receivables		217,406
Total assets		1,493,617,997

Liabilities
Payable for investments purchased	$ 3,282,601
Payable for fund shares redeemed	2,875,924
Accrued management fee	849,281
Distribution and service plan fees payable	12,234
Other affiliated payables	330,709
Other payables and accrued expenses	203,945
Total liabilities		7,554,694

Net Assets		$ 1,486,063,303
Net Assets consist of:
Paid in capital		$ 1,082,571,110
Accumulated net investment loss		(4,547,371)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,419,711
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		358,619,853
Net Assets		$ 1,486,063,303
Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,356,867 ÷ 540,228 shares)	$ 32.13

Maximum offering price per share (100/94.25 of $32.13)	$ 34.09
Class T: Net Asset Value and redemption price per share ($5,354,921 ÷ 167,188 shares)	$ 32.03

Maximum offering price per share (100/96.50 of $32.03)	$ 33.19
Class B: Net Asset Value and offering price per share ($1,583,697 ÷ 49,719 shares)A	$ 31.85

Class C: Net Asset Value and offering price per share ($6,346,027 ÷ 199,963 shares)A	$ 31.74

China Region: Net Asset Value, offering price and redemption price per share ($1,451,093,759 ÷ 44,899,603 shares)	$ 32.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,328,032 ÷ 134,257 shares)	$ 32.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,924,584
Income from Fidelity Central Funds		41,414
Income before foreign taxes withheld		2,965,998
Less foreign taxes withheld		(2,854)
Total income		2,963,144

Expenses
Management fee	$ 5,162,235
Transfer agent fees	1,635,653
Distribution and service plan fees	70,077
Accounting and security lending fees	329,757
Custodian fees and expenses	258,997
Independent trustees' compensation	4,561
Registration fees	85,561
Audit	35,527
Legal	2,675
Miscellaneous	5,276
Total expenses before reductions	7,590,319
Expense reductions	(155,409)	7,434,910
Net investment income (loss)		(4,471,766)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,985,752
Foreign currency transactions	(110,130)
Total net realized gain (loss)		79,875,622
Change in net unrealized appreciation (depreciation) on: Investment securities	107,428,956
Assets and liabilities in foreign currencies	3,168
Total change in net unrealized appreciation (depreciation)		107,432,124
Net gain (loss)		187,307,746
Net increase (decrease) in net assets resulting from operations		$ 182,835,980

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,471,766)	$ 22,782,166
Net realized gain (loss)	79,875,622	(16,515,956)
Change in net unrealized appreciation (depreciation)	107,432,124	76,673,702
Net increase (decrease) in net assets resulting from operations	182,835,980	82,939,912
Distributions to shareholders from net investment income	(19,616,401)	(15,687,379)
Distributions to shareholders from net realized gain	-	(18,721,345)
Total distributions	(19,616,401)	(34,408,724)
Share transactions - net increase (decrease)	31,150,480	(301,570,428)
Redemption fees	310,867	184,146
Total increase (decrease) in net assets	194,680,926	(252,855,094)

Net Assets
Beginning of period	1,291,382,377	1,544,237,471
End of period (including accumulated net investment loss of $4,547,371 and undistributed net investment income of $19,540,796, respectively)	$ 1,486,063,303	$ 1,291,382,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.53	$ 27.28	$ 31.61	$ 26.47	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.14)	.36	.33	.25	.30	.28
Net realized and unrealized gain (loss)	4.07	1.42	(4.33)	5.15	9.63	(12.91)
Total from investment operations	3.93	1.78	(4.00)	5.40	9.93	(12.63)
Distributions from net investment income	(.34)	(.19)	(.31)	(.20)	(.16)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.34)	(.53)	(.34)	(.27)	(.16)	-
Redemption fees added to paid in capital E	.01	- J	.01	.01	.03	.02
Net asset value, end of period	$ 32.13	$ 28.53	$ 27.28	$ 31.61	$ 26.47	$ 16.67
Total Return B, C, D	13.91%	6.70%	(12.79)%	20.54%	60.41%	(43.07)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.36%	1.37%	1.38%	1.39%	1.44% A
Expenses net of fee waivers, if any	1.36% A	1.36%	1.37%	1.38%	1.39%	1.44% A
Expenses net of all reductions	1.34% A	1.29%	1.31%	1.31%	1.31%	1.30% A
Net investment income (loss)	(.93)% A	1.35%	1.07%	.91%	1.27%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,357	$ 13,539	$ 14,808	$ 16,047	$ 11,842	$ 340
Portfolio turnover rate G	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.40	$ 27.13	$ 31.48	$ 26.40	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.18)	.29	.25	.18	.23	.26
Net realized and unrealized gain (loss)	4.06	1.40	(4.32)	5.13	9.64	(12.91)
Total from investment operations	3.88	1.69	(4.07)	5.31	9.87	(12.65)
Distributions from net investment income	(.26)	(.08)	(.27)	(.18)	(.14)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.26)	(.42)	(.29) K	(.24) L	(.14)	-
Redemption fees added to paid in capital E	.01	- J	.01	.01	.02	.02
Net asset value, end of period	$ 32.03	$ 28.40	$ 27.13	$ 31.48	$ 26.40	$ 16.65
Total Return B, C, D	13.77%	6.38%	(13.04)%	20.27%	59.92%	(43.14)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64% A	1.64%	1.63%	1.64%	1.66%	1.68% A
Expenses net of fee waivers, if any	1.64% A	1.64%	1.63%	1.64%	1.66%	1.68% A
Expenses net of all reductions	1.62% A	1.57%	1.57%	1.58%	1.58%	1.53% A
Net investment income (loss)	(1.22)% A	1.06%	.81%	.64%	1.00%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,355	$ 4,349	$ 5,281	$ 6,070	$ 3,139	$ 107
Portfolio turnover rate G	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. L Total distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.16	$ 26.94	$ 31.23	$ 26.28	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.25)	.16	.10	.04	.12	.20
Net realized and unrealized gain (loss)	4.03	1.40	(4.29)	5.09	9.63	(12.89)
Total from investment operations	3.78	1.56	(4.19)	5.13	9.75	(12.69)
Distributions from net investment income	(.10)	-	(.08)	(.12)	(.10)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.10)	(.34)	(.11)	(.19)	(.10)	-
Redemption fees added to paid in capital E	.01	- J	.01	.01	.02	.02
Net asset value, end of period	$ 31.85	$ 28.16	$ 26.94	$ 31.23	$ 26.28	$ 16.61
Total Return B, C, D	13.47%	5.90%	(13.45)%	19.63%	59.16%	(43.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.11%	2.12%	2.14%	2.15%	2.17% A
Expenses net of fee waivers, if any	2.11% A	2.11%	2.12%	2.14%	2.15%	2.17% A
Expenses net of all reductions	2.09% A	2.04%	2.06%	2.08%	2.06%	2.02% A
Net investment income (loss)	(1.68)% A	.59%	.32%	.14%	.51%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,584	$ 1,533	$ 1,801	$ 2,496	$ 1,915	$ 155
Portfolio turnover rate G	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.07	$ 26.86	$ 31.19	$ 26.25	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.25)	.16	.10	.04	.12	.20
Net realized and unrealized gain (loss)	4.03	1.39	(4.28)	5.09	9.62	(12.89)
Total from investment operations	3.78	1.55	(4.18)	5.13	9.74	(12.69)
Distributions from net investment income	(.12)	-	(.13)	(.13)	(.12)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.12)	(.34)	(.16)	(.20)	(.12)	-
Redemption fees added to paid in capital E	.01	- J	.01	.01	.02	.02
Net asset value, end of period	$ 31.74	$ 28.07	$ 26.86	$ 31.19	$ 26.25	$ 16.61
Total Return B, C, D	13.52%	5.88%	(13.46)%	19.66%	59.18%	(43.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.11%	2.12%	2.14%	2.15%	2.13% A
Expenses net of fee waivers, if any	2.11% A	2.11%	2.12%	2.14%	2.15%	2.13% A
Expenses net of all reductions	2.09% A	2.04%	2.06%	2.07%	2.07%	1.98% A
Net investment income (loss)	(1.69)% A	.59%	.32%	.15%	.51%	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,346	$ 4,515	$ 5,230	$ 5,938	$ 3,806	$ 233
Portfolio turnover rate G	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.73	$ 27.49	$ 31.81	$ 26.55	$ 16.69	$ 41.52
Income from Investment Operations
Net investment income (loss) D	(.09)	.45	.44	.34	.33	.39
Net realized and unrealized gain (loss)	4.10	1.42	(4.37)	5.18	9.68	(20.42)
Total from investment operations	4.01	1.87	(3.93)	5.52	10.01	(20.03)
Distributions from net investment income	(.43)	(.29)	(.38)	(.21)	(.17)	(.32)
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	(4.53)
Total distributions	(.43)	(.63)	(.40) I	(.27) J	(.17)	(4.85)
Redemption fees added to paid in capital D	.01	- H	.01	.01	.02	.05
Net asset value, end of period	$ 32.32	$ 28.73	$ 27.49	$ 31.81	$ 26.55	$ 16.69
Total Return B, C	14.12%	7.01%	(12.52)%	20.97%	60.77%	(53.75)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03% A	1.04%	1.04%	1.06%	1.12%	1.11%
Expenses net of fee waivers, if any	1.03% A	1.04%	1.04%	1.06%	1.12%	1.11%
Expenses net of all reductions	1.01% A	.98%	.98%	1.00%	1.03%	.96%
Net investment income (loss)	(.60)% A	1.66%	1.40%	1.22%	1.54%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,451,094	$ 1,265,488	$ 1,515,084	$ 2,130,070	$ 2,138,141	$ 740,289
Portfolio turnover rate F	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.68	$ 27.46	$ 31.79	$ 26.55	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	(.09)	.45	.43	.33	.37	.34
Net realized and unrealized gain (loss)	4.10	1.42	(4.37)	5.18	9.64	(12.94)
Total from investment operations	4.01	1.87	(3.94)	5.51	10.01	(12.60)
Distributions from net investment income	(.46)	(.31)	(.37)	(.22)	(.18)	-
Distributions from net realized gain	-	(.34)	(.03)	(.07)	-	-
Total distributions	(.46)	(.65)	(.40)	(.28) J	(.18)	-
Redemption fees added to paid in capital D	.01	- I	.01	.01	.02	.02
Net asset value, end of period	$ 32.24	$ 28.68	$ 27.46	$ 31.79	$ 26.55	$ 16.70
Total Return B, C	14.15%	7.02%	(12.56)%	20.92%	60.78%	(42.96)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	1.04%	1.06%	1.11%	1.08%	1.05% A
Expenses net of fee waivers, if any	1.00% A	1.04%	1.06%	1.11%	1.08%	1.05% A
Expenses net of all reductions	.98% A	.98%	1.01%	1.04%	1.00%	.91% A
Net investment income (loss)	(.57)% A	1.66%	1.38%	1.18%	1.58%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,328	$ 1,958	$ 2,034	$ 1,904	$ 1,684	$ 60
Portfolio turnover rate F	83% A	107%	87%	57%	88%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 373,558,159
Gross unrealized depreciation	(19,423,236)
Net unrealized appreciation (depreciation) on securities and other investments	$ 354,134,923

Tax cost	$ 1,130,298,008

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (23,841,276)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $588,058,488 and $588,555,669, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 20,081	$ 252
Class T	.25%	.25%	12,628	128
Class B	.75%	.25%	7,904	5,930
Class C	.75%	.25%	29,464	8,013
			$ 70,077	$ 14,323

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,084
Class T	2,153
Class B*	2,577
Class C*	208
$ 21,022

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 24,389.30
Class T	8,519.34
Class B	2,403.30
Class C	9,022.31
China Region	1,587,636.22
Institutional Class	3,684.19
	$ 1,635,653

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $977 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,876 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,248. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $148,501 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,908.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 161,788	$ 100,983
Class T	40,503	14,853
Class B	4,993	-
Class C	18,782	-
China Region	19,344,002	15,549,167
Institutional Class	46,333	22,376
Total	$ 19,616,401	$ 15,687,379
From net realized gain
Class A	$ -	$ 182,091
Class T	-	60,664
Class B	-	21,876
Class C	-	65,490
China Region	-	18,366,435
Institutional Class	-	24,789
Total	$ -	$ 18,721,345

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	153,168	128,967	$ 4,740,564	$ 3,497,936
Reinvestment of distributions	5,112	10,227	151,768	266,217
Shares redeemed	(92,670)	(207,420)	(2,831,974)	(5,547,035)
Net increase (decrease)	65,610	(68,226)	$ 2,060,358	$ (1,782,882)
Class T
Shares sold	42,277	40,215	$ 1,294,746	$ 1,078,486
Reinvestment of distributions	1,321	2,834	39,167	73,623
Shares redeemed	(29,528)	(84,588)	(901,524)	(2,252,505)
Net increase (decrease)	14,070	(41,539)	$ 432,389	$ (1,100,396)
Class B
Shares sold	5,106	4,773	$ 158,616	$ 131,481
Reinvestment of distributions	151	760	4,455	19,651
Shares redeemed	(9,970)	(17,966)	(299,681)	(477,343)
Net increase (decrease)	(4,713)	(12,433)	$ (136,610)	$ (326,211)
Class C
Shares sold	82,051	39,150	$ 2,517,357	$ 1,051,097
Reinvestment of distributions	573	2,380	16,859	61,380
Shares redeemed	(43,501)	(75,401)	(1,313,584)	(1,981,464)
Net increase (decrease)	39,123	(33,871)	$ 1,220,632	$ (868,987)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
China Region
Shares sold	8,315,336	5,981,804	$ 255,223,826	$ 163,640,090
Reinvestment of distributions	622,145	1,245,751	18,558,580	32,563,934
Shares redeemed	(8,082,233)	(18,300,659)	(248,220,203)	(493,563,874)
Net increase (decrease)	855,248	(11,073,104)	$ 25,562,203	$ (297,359,850)
Institutional Class
Shares sold	115,062	33,539	$ 3,506,009	$ 913,352
Reinvestment of distributions	1,452	1,708	43,199	44,574
Shares redeemed	(50,500)	(41,079)	(1,537,700)	(1,090,028)
Net increase (decrease)	66,014	(5,832)	$ 2,011,508	$ (132,102)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AHKCI-USAN-0613
1.861453.104

Fidelity Advisor®

Japan

Fund - Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Japan Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.27%
Actual		$ 1,000.00	$ 1,303.70	$ 7.25
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.36
Class T	1.56%
Actual		$ 1,000.00	$ 1,300.50	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Class B	2.03%
Actual		$ 1,000.00	$ 1,298.70	$ 11.57
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Class C	1.99%
Actual		$ 1,000.00	$ 1,297.80	$ 11.34
HypotheticalA		$ 1,000.00	$ 1,014.93	$ 9.94
Japan	.95%
Actual		$ 1,000.00	$ 1,305.00	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,306.10	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan	96.3%
United States of America	3.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Japan	98.9%
United States of America	1.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.3	98.9
Short-Term Investments and Net Other Assets (Liabilities)	3.7	1.1
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Automobiles)	6.5	7.3
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	5.2	4.1
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	4.6	3.4
Honda Motor Co. Ltd. (Automobiles)	3.8	4.5
Toray Industries, Inc. (Chemicals)	3.8	2.8
MS&AD Insurance Group Holdings, Inc. (Insurance)	3.3	1.5
Nissan Motor Co. Ltd. (Automobiles)	3.2	1.6
Mizuho Financial Group, Inc. (Commercial Banks)	3.0	2.2
Toshiba Corp. (Computers & Peripherals)	2.6	2.3
Bridgestone Corp. (Auto Components)	2.5	1.7
	38.5
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.7	26.6
Financials	22.3	20.5
Information Technology	13.3	17.3
Materials	12.2	10.1
Industrials	10.3	8.5
Health Care	9.2	10.4
Consumer Staples	2.1	2.8
Telecommunication Services	1.7	2.0
Utilities	0.5	0.7

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 24.7%
Auto Components - 4.3%
Bridgestone Corp.	353,800	$ 13,353,616
Calsonic Kansei Corp.	825,000	3,919,737
DENSO Corp.	134,400	6,026,584
		23,299,937
Automobiles - 13.5%
Honda Motor Co. Ltd.	517,400	20,645,534
Nissan Motor Co. Ltd.	1,647,100	17,183,054
Toyota Motor Corp.	609,200	35,356,653
		73,185,241
Hotels, Restaurants & Leisure - 0.8%
St. Marc Holdings Co. Ltd.	33,100	1,623,956
Toridoll.Corporation (d)	205,400	2,767,625
		4,391,581
Household Durables - 1.2%
Panasonic Corp.	919,600	6,627,448
Media - 0.2%
Tohokushinsha Film Corp.	100,000	990,401
Multiline Retail - 2.1%
Marui Group Co. Ltd.	976,700	11,337,223
Specialty Retail - 0.5%
Arc Land Sakamoto Co. Ltd.	129,600	2,771,636
Textiles, Apparel & Luxury Goods - 2.1%
Onward Holdings Co. Ltd.	1,228,000	11,475,343
TOTAL CONSUMER DISCRETIONARY		134,078,810
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 2.1%
Seven & i Holdings Co. Ltd.	246,300	9,474,218
Valor Co. Ltd.	98,800	1,869,604
		11,343,822
FINANCIALS - 22.3%
Commercial Banks - 13.4%
Aozora Bank Ltd.	955,000	2,992,111
Mitsubishi UFJ Financial Group, Inc.	4,184,700	28,392,539
Mizuho Financial Group, Inc.	7,308,500	16,082,045
Sumitomo Mitsui Financial Group, Inc.	531,900	25,141,506
		72,608,201
Consumer Finance - 2.1%
ACOM Co. Ltd. (a)(d)	95,820	3,926,065
AEON Financial Service Co. Ltd. (d)	242,400	7,267,394
		11,193,459
Insurance - 3.3%
MS&AD Insurance Group Holdings, Inc.	666,200	17,874,603
Real Estate Investment Trusts - 0.6%
Frontier Real Estate Investment Corp.	149	1,527,944
Japan Logistics Fund, Inc.	162	1,757,343
		3,285,287

	Shares	Value
Real Estate Management & Development - 2.9%
Mitsui Fudosan Co. Ltd.	135,000	$ 4,594,458
Nomura Real Estate Holdings, Inc.	421,800	11,339,602
		15,934,060
TOTAL FINANCIALS		120,895,610
HEALTH CARE - 9.2%
Health Care Equipment & Supplies - 3.0%
ASAHI INTECC Co. Ltd. (d)	55,900	3,310,909
Terumo Corp.	264,300	13,130,540
		16,441,449
Health Care Providers & Services - 1.2%
Message Co. Ltd. (d)	2,238	6,644,783
Pharmaceuticals - 5.0%
Astellas Pharma, Inc.	158,000	9,209,041
Nippon Shinyaku Co. Ltd.	182,000	2,827,142
Shionogi & Co. Ltd.	122,200	3,005,748
Takeda Pharmaceutical Co. Ltd.	214,100	11,754,467
		26,796,398
TOTAL HEALTH CARE		49,882,630
INDUSTRIALS - 10.3%
Commercial Services & Supplies - 0.3%
Moshi Moshi Hotline, Inc.	114,400	1,694,322
Construction & Engineering - 0.3%
Toyo Engineering Corp.	390,000	1,866,222
Electrical Equipment - 5.0%
Fujikura Ltd.	825,000	3,091,583
Mitsubishi Electric Corp.	1,269,000	12,097,869
Nidec Corp. (d)	173,600	11,805,870
		26,995,322
Machinery - 2.8%
Kubota Corp.	472,000	6,779,676
Makita Corp.	84,500	5,154,334
NSK Ltd.	442,000	3,575,571
		15,509,581
Road & Rail - 0.7%
Hitachi Transport System Ltd.	231,500	3,680,187
Trading Companies & Distributors - 1.2%
Sumitomo Corp.	512,800	6,419,761
TOTAL INDUSTRIALS		56,165,395
INFORMATION TECHNOLOGY - 13.3%
Computers & Peripherals - 4.5%
Fujitsu Ltd.	2,392,000	10,046,589
Toshiba Corp.	2,606,000	14,369,940
		24,416,529
Electronic Equipment & Components - 6.0%
Azbil Corp.	2,700	58,301
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
ESPEC Corp.	64,100	$ 532,804
Hamamatsu Photonics K.K.	143,200	5,904,097
Hitachi High-Technologies Corp.	243,700	6,087,935
Horiba Ltd.	189,300	6,844,060
Nichicon Corp.	51,700	544,900
Shimadzu Corp.	1,698,000	12,407,211
		32,379,308
IT Services - 1.0%
Otsuka Corp.	51,300	5,317,992
Office Electronics - 1.8%
Canon, Inc.	275,800	9,919,012
TOTAL INFORMATION TECHNOLOGY		72,032,841
MATERIALS - 12.2%
Chemicals - 10.4%
Asahi Kasei Corp.	1,807,000	12,147,297
Hitachi Chemical Co. Ltd.	257,200	4,032,034
Nihon Nohyaku Co. Ltd.	266,000	2,530,306
Nippon Shokubai Co. Ltd.	435,000	4,279,923
Nitto Denko Corp.	107,400	7,056,130
Showa Denko KK	2,598,000	4,195,104
Toray Industries, Inc.	2,912,000	20,472,876
Zeon Corp.	136,000	1,464,334
		56,178,004
Metals & Mining - 1.8%
Nippon Steel & Sumitomo Metal Corp.	3,362,000	8,954,607
Pacific Metals Co. Ltd.	182,000	916,276
		9,870,883
TOTAL MATERIALS		66,048,887

	Shares	Value
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
NTT DoCoMo, Inc.	5,616	$ 9,299,523
UTILITIES - 0.5%
Electric Utilities - 0.5%
Kansai Electric Power Co., Inc.	215,300	2,630,394
TOTAL COMMON STOCKS (Cost $489,421,167)		522,377,912
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 0.13% (b)	15,417,544	15,417,544
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,976,312	25,976,312
TOTAL MONEY MARKET FUNDS (Cost $41,393,856)		41,393,856
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $530,815,023)		563,771,768
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(20,992,545)
NET ASSETS - 100%		$ 542,779,223
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,517
Fidelity Securities Lending Cash Central Fund	56,142
Total	$ 67,659
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 134,078,810	$ -	$ 134,078,810	$ -
Consumer Staples	11,343,822	-	11,343,822	-
Financials	120,895,610	-	120,895,610	-
Health Care	49,882,630	-	49,882,630	-
Industrials	56,165,395	-	56,165,395	-
Information Technology	72,032,841	-	72,032,841	-
Materials	66,048,887	-	66,048,887	-
Telecommunication Services	9,299,523	-	9,299,523	-
Utilities	2,630,394	-	2,630,394	-
Money Market Funds	41,393,856	41,393,856	-	-
Total Investments in Securities:	$ 563,771,768	$ 41,393,856	$ 522,377,912	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 213,969,721
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,687,709) - See accompanying schedule: Unaffiliated issuers (cost $489,421,167)	$ 522,377,912
Fidelity Central Funds (cost $41,393,856)	41,393,856
Total Investments (cost $530,815,023)		$ 563,771,768
Receivable for investments sold		10,979,133
Receivable for fund shares sold		5,598,804
Dividends receivable		3,689,022
Distributions receivable from Fidelity Central Funds		14,113
Prepaid expenses		334
Receivable from investment adviser for expense reductions		988
Other receivables		34,642
Total assets		584,088,804

Liabilities
Payable for investments purchased	$ 12,003,560
Payable for fund shares redeemed	2,920,725
Accrued management fee	243,787
Distribution and service plan fees payable	13,601
Other affiliated payables	104,065
Other payables and accrued expenses	47,531
Collateral on securities loaned, at value	25,976,312
Total liabilities		41,309,581

Net Assets		$ 542,779,223
Net Assets consist of:
Paid in capital		$ 719,539,868
Undistributed net investment income		2,541,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(212,131,570)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,829,440
Net Assets		$ 542,779,223

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,231,065 ÷ 1,532,854 shares)	$ 11.89

Maximum offering price per share (100/94.25 of $11.89)	$ 12.62
Class T: Net Asset Value and redemption price per share ($5,838,138 ÷ 491,681 shares)	$ 11.87

Maximum offering price per share (100/96.50 of $11.87)	$ 12.30
Class B: Net Asset Value and offering price per share ($939,003 ÷ 78,663 shares)A	$ 11.94

Class C: Net Asset Value and offering price per share ($9,944,700 ÷ 836,236 shares)A	$ 11.89

Japan: Net Asset Value, offering price and redemption price per share ($495,406,256 ÷ 41,633,831 shares)	$ 11.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,420,061 ÷ 1,044,663 shares)	$ 11.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 5,384,326
Income from Fidelity Central Funds		67,659
Income before foreign taxes withheld		5,451,985
Less foreign taxes withheld		(384,490)
Total income		5,067,495

Expenses
Management fee Basic fee	$ 1,494,106
Performance adjustment	(176,153)
Transfer agent fees	457,124
Distribution and service plan fees	67,444
Accounting and security lending fees	111,253
Custodian fees and expenses	26,937
Independent trustees' compensation	1,328
Registration fees	64,611
Audit	36,122
Legal	769
Miscellaneous	1,758
Total expenses before reductions	2,085,299
Expense reductions	(30,069)	2,055,230
Net investment income (loss)		3,012,265
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,304,673
Foreign currency transactions	(170,050)
Total net realized gain (loss)		8,134,623
Change in net unrealized appreciation (depreciation) on: Investment securities	106,417,591
Assets and liabilities in foreign currencies	(35,654)
Total change in net unrealized appreciation (depreciation)		106,381,937
Net gain (loss)		114,516,560
Net increase (decrease) in net assets resulting from operations		$ 117,528,825

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,012,265	$ 5,368,143
Net realized gain (loss)	8,134,623	(8,912,266)
Change in net unrealized appreciation (depreciation)	106,381,937	3,021,959
Net increase (decrease) in net assets resulting from operations	117,528,825	(522,164)
Distributions to shareholders from net investment income	(5,641,978)	(7,688,787)
Distributions to shareholders from net realized gain	(3,106,863)	(2,570,905)
Total distributions	(8,748,841)	(10,259,692)
Share transactions - net increase (decrease)	57,460,837	(93,975,629)
Redemption fees	43,893	61,543
Total increase (decrease) in net assets	166,284,714	(104,695,942)

Net Assets
Beginning of period	376,494,509	481,190,451
End of period (including undistributed net investment income of $2,541,485 and undistributed net investment income of $5,171,198, respectively)	$ 542,779,223	$ 376,494,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.06	.09	.09
Net realized and unrealized gain (loss)	2.72	(.15)	(1.39)
Total from investment operations	2.78	(.06)	(1.30)
Distributions from net investment income	(.11)	(.13)	-
Distributions from net realized gain	(.08)	(.05)	-
Total distributions	(.19)	(.18)	-
Redemption fees added to paid in capital E	- J	- J	.01
Net asset value, end of period	$ 11.89	$ 9.30	$ 9.54
Total Return B,C,D	30.37%	(.64)%	(11.91)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.27% A	1.42%	1.20% A
Expenses net of fee waivers, if any	1.27% A	1.38%	1.20% A
Expenses net of all reductions	1.25% A	1.36%	1.16%A
Net investment income (loss)	1.13% A	.94%	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,231	$ 9,495	$ 13,208
Portfolio turnover rate G	71% A	52%	134% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.04	.06	.07
Net realized and unrealized gain (loss)	2.71	(.13)	(1.40)
Total from investment operations	2.75	(.07)	(1.33)
Distributions from net investment income	(.08)	(.11)	-
Distributions from net realized gain	(.08)	(.05)	-
Total distributions	(.16)	(.16)	-
Redemption fees added to paid in capital E	- J	- J	.01
Net asset value, end of period	$ 11.87	$ 9.28	$ 9.51
Total Return B,C,D	30.05%	(.75)%	(12.19)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.56% A	1.70%	1.48% A
Expenses net of fee waivers, if any	1.56% A	1.66%	1.48% A
Expenses net of all reductions	1.54% A	1.64%	1.44% A
Net investment income (loss)	.84% A	.66%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,838	$ 3,934	$ 4,643
Portfolio turnover rate G	71% A	52%	134% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.02	.02	.02
Net realized and unrealized gain (loss)	2.73	(.14)	(1.39)
Total from investment operations	2.75	(.12)	(1.37)
Distributions from net investment income	-	(.04)	-
Distributions from net realized gain	(.07)	(.05)	-
Total distributions	(.07)	(.09)	-
Redemption fees added to paid in capital E	- J	- J	.01
Net asset value, end of period	$ 11.94	$ 9.26	$ 9.47
Total Return B,C,D	29.87%	(1.24)%	(12.56)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.03% A	2.17%	1.95% A
Expenses net of fee waivers, if any	2.03% A	2.13%	1.95% A
Expenses net of all reductions	2.01% A	2.11%	1.91% A
Net investment income (loss)	.37% A	.19%	.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 939	$ 1,012	$ 1,458
Portfolio turnover rate G	71% A	52%	134% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.02	.02	.03
Net realized and unrealized gain (loss)	2.71	(.14)	(1.39)
Total from investment operations	2.73	(.12)	(1.36)
Distributions from net investment income	(.01)	(.06)	-
Distributions from net realized gain	(.08)	(.05)	-
Total distributions	(.09)	(.11)	-
Redemption fees added to paid in capital E	- J	- J	.01
Net asset value, end of period	$ 11.89	$ 9.25	$ 9.48
Total Return B,C,D	29.78%	(1.27)%	(12.47)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.99% A	2.15%	1.92% A
Expenses net of fee waivers, if any	1.99% A	2.11%	1.92% A
Expenses net of all reductions	1.97% A	2.09%	1.88% A
Net investment income (loss)	.41% A	.21%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,945	$ 7,015	$ 8,750
Portfolio turnover rate G	71% A	52%	134% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.57	$ 10.57	$ 10.03	$ 9.03	$ 18.00
Income from Investment Operations
Net investment income (loss) D	.07	.12	.15	.10	.08	.10
Net realized and unrealized gain (loss)	2.72	(.14)	(.75)	.61	1.04	(6.64)
Total from investment operations	2.79	(.02)	(.60)	.71	1.12	(6.54)
Distributions from net investment income	(.15)	(.16)	(.20)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.08)	(.05)	(.21)	(.10)	(.01)	(2.39)
Total distributions	(.23)	(.21)	(.41)	(.17)	(.12)	(2.43)
Redemption fees added to paid in capital D	- H	- H	.01	- H	- H	- H
Net asset value, end of period	$ 11.90	$ 9.34	$ 9.57	$ 10.57	$ 10.03	$ 9.03
Total Return B,C	30.50%	(.19)%	(6.00)%	7.12%	12.84%	(41.88)%
Ratios to Average Net Assets E,G
Expenses before reductions	.95% A	1.09%	.86%	.93%	.90%	1.12%
Expenses net of fee waivers, if any	.95% A	1.06%	.84%	.93%	.90%	1.12%
Expenses net of all reductions	.93% A	1.04%	.80%	.93%	.89%	1.10%
Net investment income (loss)	1.45% A	1.26%	1.38%	.97%	.90%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 495,406	$ 353,550	$ 450,417	$ 649,316	$ 944,902	$ 1,025,334
Portfolio turnover rate F	71% A	52%	134% I	43%	73%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.08	.12	.13
Net realized and unrealized gain (loss)	2.71	(.14)	(1.40)
Total from investment operations	2.79	(.02)	(1.27)
Distributions from net investment income	(.15)	(.17)	-
Distributions from net realized gain	(.08)	(.05)	-
Total distributions	(.23)	(.22)	-
Redemption fees added to paid in capital D	- I	- I	.01
Net asset value, end of period	$ 11.89	$ 9.33	$ 9.57
Total Return B,C	30.61%	(.18)%	(11.63)%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	1.03%	.79% A
Expenses net of fee waivers, if any	.89% A	1.01%	.79% A
Expenses net of all reductions	.88% A	.99%	.75% A
Net investment income (loss)	1.51% A	1.31%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,420	$ 1,488	$ 2,715
Portfolio turnover rate F	71% A	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,150,800
Gross unrealized depreciation	(45,318,696)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,832,104

Tax cost	$ 537,939,664

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (7,195,987)
2017	(66,780,238)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(199,670,125)
No expiration
Short-term	(2,193,630)
Long-term	(9,425,768)
Total no expiration	(11,619,398)
Total capital loss carryforward	$ (211,289,523)

Due to large redemptions in a prior period, $167,587,848 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $8,813,290 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,282,636 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days were subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $182,059,263 and $146,606,554, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 14,500	$ 308
Class T	.25%	.25%	11,226	56
Class B	.75%	.25%	4,605	3,468
Class C	.75%	.25%	37,113	7,334
			$ 67,444	$ 11,166

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,823
Class T	1,388
Class B*	238
Class C*	261
$ 13,710

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,514.28
Class T	7,254.32
Class B	1,349.29
Class C	9,546.26
Japan	418,377.21
Institutional Class	4,084.15
	$ 457,124

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $525 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is

Semiannual Report

7. Security Lending - continued

presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $56,142. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29,081 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $988.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 106,946	$ 168,535
Class T	32,766	50,833
Class B	-	6,144
Class C	8,397	52,214
Japan	5,470,176	7,354,386
Institutional Class	23,693	56,675
Total	$ 5,641,978	$ 7,688,787
From net realized gain
Class A	$ 79,705	$ 69,007
Class T	33,186	24,703
Class B	6,644	7,792
Class C	55,283	46,858
Japan	2,919,891	2,405,209
Institutional Class	12,154	17,336
Total	$ 3,106,863	$ 2,570,905

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	675,071	272,417	$ 7,300,821	$ 2,571,605
Reinvestment of distributions	17,701	22,132	165,861	206,271
Shares redeemed	(180,377)	(659,149)	(1,867,760)	(6,253,228)
Net increase (decrease)	512,395	(364,600)	$ 5,598,922	$ (3,475,352)
Class T
Shares sold	122,035	61,409	$ 1,306,000	$ 587,072
Reinvestment of distributions	6,834	7,853	64,034	73,111
Shares redeemed	(61,260)	(133,261)	(637,217)	(1,264,265)
Net increase (decrease)	67,609	(63,999)	$ 732,817	$ (604,082)
Class B
Shares sold	3,463	6,716	$ 38,169	$ 66,720
Reinvestment of distributions	463	1,058	4,366	9,881
Shares redeemed	(34,585)	(52,372)	(347,761)	(495,118)
Net increase (decrease)	(30,659)	(44,598)	$ (305,226)	$ (418,517)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	236,514	108,642	$ 2,540,121	$ 1,051,805
Reinvestment of distributions	5,172	7,654	48,618	71,333
Shares redeemed	(164,240)	(280,979)	(1,612,176)	(2,637,126)
Net increase (decrease)	77,446	(164,683)	$ 976,563	$ (1,513,988)
Japan
Shares sold	7,518,334	2,737,496	$ 80,249,803	$ 26,290,775
Reinvestment of distributions	872,770	1,014,920	8,177,855	9,459,053
Shares redeemed	(4,630,212)	(12,951,522)	(47,273,107)	(122,521,103)
Net increase (decrease)	3,760,892	(9,199,106)	$ 41,154,551	$ (86,771,275)
Institutional Class
Shares sold	928,947	238,239	$ 9,749,652	$ 2,250,127
Reinvestment of distributions	2,940	6,735	27,514	62,700
Shares redeemed	(46,719)	(369,198)	(473,956)	(3,505,242)
Net increase (decrease)	885,168	(124,224)	$ 9,303,210	$ (1,192,415)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 36% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AJPNA-USAN-0613
1.917400.102

Fidelity Advisor®

Japan

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Japan Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.27%
Actual		$ 1,000.00	$ 1,303.70	$ 7.25
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.36
Class T	1.56%
Actual		$ 1,000.00	$ 1,300.50	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Class B	2.03%
Actual		$ 1,000.00	$ 1,298.70	$ 11.57
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Class C	1.99%
Actual		$ 1,000.00	$ 1,297.80	$ 11.34
HypotheticalA		$ 1,000.00	$ 1,014.93	$ 9.94
Japan	.95%
Actual		$ 1,000.00	$ 1,305.00	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,306.10	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan	96.3%
United States of America	3.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Japan	98.9%
United States of America	1.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.3	98.9
Short-Term Investments and Net Other Assets (Liabilities)	3.7	1.1
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Automobiles)	6.5	7.3
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	5.2	4.1
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	4.6	3.4
Honda Motor Co. Ltd. (Automobiles)	3.8	4.5
Toray Industries, Inc. (Chemicals)	3.8	2.8
MS&AD Insurance Group Holdings, Inc. (Insurance)	3.3	1.5
Nissan Motor Co. Ltd. (Automobiles)	3.2	1.6
Mizuho Financial Group, Inc. (Commercial Banks)	3.0	2.2
Toshiba Corp. (Computers & Peripherals)	2.6	2.3
Bridgestone Corp. (Auto Components)	2.5	1.7
	38.5
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.7	26.6
Financials	22.3	20.5
Information Technology	13.3	17.3
Materials	12.2	10.1
Industrials	10.3	8.5
Health Care	9.2	10.4
Consumer Staples	2.1	2.8
Telecommunication Services	1.7	2.0
Utilities	0.5	0.7

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 24.7%
Auto Components - 4.3%
Bridgestone Corp.	353,800	$ 13,353,616
Calsonic Kansei Corp.	825,000	3,919,737
DENSO Corp.	134,400	6,026,584
		23,299,937
Automobiles - 13.5%
Honda Motor Co. Ltd.	517,400	20,645,534
Nissan Motor Co. Ltd.	1,647,100	17,183,054
Toyota Motor Corp.	609,200	35,356,653
		73,185,241
Hotels, Restaurants & Leisure - 0.8%
St. Marc Holdings Co. Ltd.	33,100	1,623,956
Toridoll.Corporation (d)	205,400	2,767,625
		4,391,581
Household Durables - 1.2%
Panasonic Corp.	919,600	6,627,448
Media - 0.2%
Tohokushinsha Film Corp.	100,000	990,401
Multiline Retail - 2.1%
Marui Group Co. Ltd.	976,700	11,337,223
Specialty Retail - 0.5%
Arc Land Sakamoto Co. Ltd.	129,600	2,771,636
Textiles, Apparel & Luxury Goods - 2.1%
Onward Holdings Co. Ltd.	1,228,000	11,475,343
TOTAL CONSUMER DISCRETIONARY		134,078,810
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 2.1%
Seven & i Holdings Co. Ltd.	246,300	9,474,218
Valor Co. Ltd.	98,800	1,869,604
		11,343,822
FINANCIALS - 22.3%
Commercial Banks - 13.4%
Aozora Bank Ltd.	955,000	2,992,111
Mitsubishi UFJ Financial Group, Inc.	4,184,700	28,392,539
Mizuho Financial Group, Inc.	7,308,500	16,082,045
Sumitomo Mitsui Financial Group, Inc.	531,900	25,141,506
		72,608,201
Consumer Finance - 2.1%
ACOM Co. Ltd. (a)(d)	95,820	3,926,065
AEON Financial Service Co. Ltd. (d)	242,400	7,267,394
		11,193,459
Insurance - 3.3%
MS&AD Insurance Group Holdings, Inc.	666,200	17,874,603
Real Estate Investment Trusts - 0.6%
Frontier Real Estate Investment Corp.	149	1,527,944
Japan Logistics Fund, Inc.	162	1,757,343
		3,285,287

	Shares	Value
Real Estate Management & Development - 2.9%
Mitsui Fudosan Co. Ltd.	135,000	$ 4,594,458
Nomura Real Estate Holdings, Inc.	421,800	11,339,602
		15,934,060
TOTAL FINANCIALS		120,895,610
HEALTH CARE - 9.2%
Health Care Equipment & Supplies - 3.0%
ASAHI INTECC Co. Ltd. (d)	55,900	3,310,909
Terumo Corp.	264,300	13,130,540
		16,441,449
Health Care Providers & Services - 1.2%
Message Co. Ltd. (d)	2,238	6,644,783
Pharmaceuticals - 5.0%
Astellas Pharma, Inc.	158,000	9,209,041
Nippon Shinyaku Co. Ltd.	182,000	2,827,142
Shionogi & Co. Ltd.	122,200	3,005,748
Takeda Pharmaceutical Co. Ltd.	214,100	11,754,467
		26,796,398
TOTAL HEALTH CARE		49,882,630
INDUSTRIALS - 10.3%
Commercial Services & Supplies - 0.3%
Moshi Moshi Hotline, Inc.	114,400	1,694,322
Construction & Engineering - 0.3%
Toyo Engineering Corp.	390,000	1,866,222
Electrical Equipment - 5.0%
Fujikura Ltd.	825,000	3,091,583
Mitsubishi Electric Corp.	1,269,000	12,097,869
Nidec Corp. (d)	173,600	11,805,870
		26,995,322
Machinery - 2.8%
Kubota Corp.	472,000	6,779,676
Makita Corp.	84,500	5,154,334
NSK Ltd.	442,000	3,575,571
		15,509,581
Road & Rail - 0.7%
Hitachi Transport System Ltd.	231,500	3,680,187
Trading Companies & Distributors - 1.2%
Sumitomo Corp.	512,800	6,419,761
TOTAL INDUSTRIALS		56,165,395
INFORMATION TECHNOLOGY - 13.3%
Computers & Peripherals - 4.5%
Fujitsu Ltd.	2,392,000	10,046,589
Toshiba Corp.	2,606,000	14,369,940
		24,416,529
Electronic Equipment & Components - 6.0%
Azbil Corp.	2,700	58,301
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
ESPEC Corp.	64,100	$ 532,804
Hamamatsu Photonics K.K.	143,200	5,904,097
Hitachi High-Technologies Corp.	243,700	6,087,935
Horiba Ltd.	189,300	6,844,060
Nichicon Corp.	51,700	544,900
Shimadzu Corp.	1,698,000	12,407,211
		32,379,308
IT Services - 1.0%
Otsuka Corp.	51,300	5,317,992
Office Electronics - 1.8%
Canon, Inc.	275,800	9,919,012
TOTAL INFORMATION TECHNOLOGY		72,032,841
MATERIALS - 12.2%
Chemicals - 10.4%
Asahi Kasei Corp.	1,807,000	12,147,297
Hitachi Chemical Co. Ltd.	257,200	4,032,034
Nihon Nohyaku Co. Ltd.	266,000	2,530,306
Nippon Shokubai Co. Ltd.	435,000	4,279,923
Nitto Denko Corp.	107,400	7,056,130
Showa Denko KK	2,598,000	4,195,104
Toray Industries, Inc.	2,912,000	20,472,876
Zeon Corp.	136,000	1,464,334
		56,178,004
Metals & Mining - 1.8%
Nippon Steel & Sumitomo Metal Corp.	3,362,000	8,954,607
Pacific Metals Co. Ltd.	182,000	916,276
		9,870,883
TOTAL MATERIALS		66,048,887

	Shares	Value
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
NTT DoCoMo, Inc.	5,616	$ 9,299,523
UTILITIES - 0.5%
Electric Utilities - 0.5%
Kansai Electric Power Co., Inc.	215,300	2,630,394
TOTAL COMMON STOCKS (Cost $489,421,167)		522,377,912
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 0.13% (b)	15,417,544	15,417,544
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,976,312	25,976,312
TOTAL MONEY MARKET FUNDS (Cost $41,393,856)		41,393,856
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $530,815,023)		563,771,768
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(20,992,545)
NET ASSETS - 100%		$ 542,779,223
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,517
Fidelity Securities Lending Cash Central Fund	56,142
Total	$ 67,659
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 134,078,810	$ -	$ 134,078,810	$ -
Consumer Staples	11,343,822	-	11,343,822	-
Financials	120,895,610	-	120,895,610	-
Health Care	49,882,630	-	49,882,630	-
Industrials	56,165,395	-	56,165,395	-
Information Technology	72,032,841	-	72,032,841	-
Materials	66,048,887	-	66,048,887	-
Telecommunication Services	9,299,523	-	9,299,523	-
Utilities	2,630,394	-	2,630,394	-
Money Market Funds	41,393,856	41,393,856	-	-
Total Investments in Securities:	$ 563,771,768	$ 41,393,856	$ 522,377,912	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 213,969,721
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,687,709) - See accompanying schedule: Unaffiliated issuers (cost $489,421,167)	$ 522,377,912
Fidelity Central Funds (cost $41,393,856)	41,393,856
Total Investments (cost $530,815,023)		$ 563,771,768
Receivable for investments sold		10,979,133
Receivable for fund shares sold		5,598,804
Dividends receivable		3,689,022
Distributions receivable from Fidelity Central Funds		14,113
Prepaid expenses		334
Receivable from investment adviser for expense reductions		988
Other receivables		34,642
Total assets		584,088,804

Liabilities
Payable for investments purchased	$ 12,003,560
Payable for fund shares redeemed	2,920,725
Accrued management fee	243,787
Distribution and service plan fees payable	13,601
Other affiliated payables	104,065
Other payables and accrued expenses	47,531
Collateral on securities loaned, at value	25,976,312
Total liabilities		41,309,581

Net Assets		$ 542,779,223
Net Assets consist of:
Paid in capital		$ 719,539,868
Undistributed net investment income		2,541,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(212,131,570)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,829,440
Net Assets		$ 542,779,223

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,231,065 ÷ 1,532,854 shares)	$ 11.89

Maximum offering price per share (100/94.25 of $11.89)	$ 12.62
Class T: Net Asset Value and redemption price per share ($5,838,138 ÷ 491,681 shares)	$ 11.87

Maximum offering price per share (100/96.50 of $11.87)	$ 12.30
Class B: Net Asset Value and offering price per share ($939,003 ÷ 78,663 shares)A	$ 11.94

Class C: Net Asset Value and offering price per share ($9,944,700 ÷ 836,236 shares)A	$ 11.89

Japan: Net Asset Value, offering price and redemption price per share ($495,406,256 ÷ 41,633,831 shares)	$ 11.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,420,061 ÷ 1,044,663 shares)	$ 11.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 5,384,326
Income from Fidelity Central Funds		67,659
Income before foreign taxes withheld		5,451,985
Less foreign taxes withheld		(384,490)
Total income		5,067,495

Expenses
Management fee Basic fee	$ 1,494,106
Performance adjustment	(176,153)
Transfer agent fees	457,124
Distribution and service plan fees	67,444
Accounting and security lending fees	111,253
Custodian fees and expenses	26,937
Independent trustees' compensation	1,328
Registration fees	64,611
Audit	36,122
Legal	769
Miscellaneous	1,758
Total expenses before reductions	2,085,299
Expense reductions	(30,069)	2,055,230
Net investment income (loss)		3,012,265
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,304,673
Foreign currency transactions	(170,050)
Total net realized gain (loss)		8,134,623
Change in net unrealized appreciation (depreciation) on: Investment securities	106,417,591
Assets and liabilities in foreign currencies	(35,654)
Total change in net unrealized appreciation (depreciation)		106,381,937
Net gain (loss)		114,516,560
Net increase (decrease) in net assets resulting from operations		$ 117,528,825

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,012,265	$ 5,368,143
Net realized gain (loss)	8,134,623	(8,912,266)
Change in net unrealized appreciation (depreciation)	106,381,937	3,021,959
Net increase (decrease) in net assets resulting from operations	117,528,825	(522,164)
Distributions to shareholders from net investment income	(5,641,978)	(7,688,787)
Distributions to shareholders from net realized gain	(3,106,863)	(2,570,905)
Total distributions	(8,748,841)	(10,259,692)
Share transactions - net increase (decrease)	57,460,837	(93,975,629)
Redemption fees	43,893	61,543
Total increase (decrease) in net assets	166,284,714	(104,695,942)

Net Assets
Beginning of period	376,494,509	481,190,451
End of period (including undistributed net investment income of $2,541,485 and undistributed net investment income of $5,171,198, respectively)	$ 542,779,223	$ 376,494,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.06	.09	.09
Net realized and unrealized gain (loss)	2.72	(.15)	(1.39)
Total from investment operations	2.78	(.06)	(1.30)
Distributions from net investment income	(.11)	(.13)	-
Distributions from net realized gain	(.08)	(.05)	-
Total distributions	(.19)	(.18)	-
Redemption fees added to paid in capital E	- J	- J	.01
Net asset value, end of period	$ 11.89	$ 9.30	$ 9.54
Total Return B,C,D	30.37%	(.64)%	(11.91)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.27% A	1.42%	1.20% A
Expenses net of fee waivers, if any	1.27% A	1.38%	1.20% A
Expenses net of all reductions	1.25% A	1.36%	1.16%A
Net investment income (loss)	1.13% A	.94%	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,231	$ 9,495	$ 13,208
Portfolio turnover rate G	71% A	52%	134% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.04	.06	.07
Net realized and unrealized gain (loss)	2.71	(.13)	(1.40)
Total from investment operations	2.75	(.07)	(1.33)
Distributions from net investment income	(.08)	(.11)	-
Distributions from net realized gain	(.08)	(.05)	-
Total distributions	(.16)	(.16)	-
Redemption fees added to paid in capital E	- J	- J	.01
Net asset value, end of period	$ 11.87	$ 9.28	$ 9.51
Total Return B,C,D	30.05%	(.75)%	(12.19)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.56% A	1.70%	1.48% A
Expenses net of fee waivers, if any	1.56% A	1.66%	1.48% A
Expenses net of all reductions	1.54% A	1.64%	1.44% A
Net investment income (loss)	.84% A	.66%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,838	$ 3,934	$ 4,643
Portfolio turnover rate G	71% A	52%	134% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.02	.02	.02
Net realized and unrealized gain (loss)	2.73	(.14)	(1.39)
Total from investment operations	2.75	(.12)	(1.37)
Distributions from net investment income	-	(.04)	-
Distributions from net realized gain	(.07)	(.05)	-
Total distributions	(.07)	(.09)	-
Redemption fees added to paid in capital E	- J	- J	.01
Net asset value, end of period	$ 11.94	$ 9.26	$ 9.47
Total Return B,C,D	29.87%	(1.24)%	(12.56)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.03% A	2.17%	1.95% A
Expenses net of fee waivers, if any	2.03% A	2.13%	1.95% A
Expenses net of all reductions	2.01% A	2.11%	1.91% A
Net investment income (loss)	.37% A	.19%	.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 939	$ 1,012	$ 1,458
Portfolio turnover rate G	71% A	52%	134% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.02	.02	.03
Net realized and unrealized gain (loss)	2.71	(.14)	(1.39)
Total from investment operations	2.73	(.12)	(1.36)
Distributions from net investment income	(.01)	(.06)	-
Distributions from net realized gain	(.08)	(.05)	-
Total distributions	(.09)	(.11)	-
Redemption fees added to paid in capital E	- J	- J	.01
Net asset value, end of period	$ 11.89	$ 9.25	$ 9.48
Total Return B,C,D	29.78%	(1.27)%	(12.47)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.99% A	2.15%	1.92% A
Expenses net of fee waivers, if any	1.99% A	2.11%	1.92% A
Expenses net of all reductions	1.97% A	2.09%	1.88% A
Net investment income (loss)	.41% A	.21%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,945	$ 7,015	$ 8,750
Portfolio turnover rate G	71% A	52%	134% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.57	$ 10.57	$ 10.03	$ 9.03	$ 18.00
Income from Investment Operations
Net investment income (loss) D	.07	.12	.15	.10	.08	.10
Net realized and unrealized gain (loss)	2.72	(.14)	(.75)	.61	1.04	(6.64)
Total from investment operations	2.79	(.02)	(.60)	.71	1.12	(6.54)
Distributions from net investment income	(.15)	(.16)	(.20)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.08)	(.05)	(.21)	(.10)	(.01)	(2.39)
Total distributions	(.23)	(.21)	(.41)	(.17)	(.12)	(2.43)
Redemption fees added to paid in capital D	- H	- H	.01	- H	- H	- H
Net asset value, end of period	$ 11.90	$ 9.34	$ 9.57	$ 10.57	$ 10.03	$ 9.03
Total Return B,C	30.50%	(.19)%	(6.00)%	7.12%	12.84%	(41.88)%
Ratios to Average Net Assets E,G
Expenses before reductions	.95% A	1.09%	.86%	.93%	.90%	1.12%
Expenses net of fee waivers, if any	.95% A	1.06%	.84%	.93%	.90%	1.12%
Expenses net of all reductions	.93% A	1.04%	.80%	.93%	.89%	1.10%
Net investment income (loss)	1.45% A	1.26%	1.38%	.97%	.90%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 495,406	$ 353,550	$ 450,417	$ 649,316	$ 944,902	$ 1,025,334
Portfolio turnover rate F	71% A	52%	134% I	43%	73%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.08	.12	.13
Net realized and unrealized gain (loss)	2.71	(.14)	(1.40)
Total from investment operations	2.79	(.02)	(1.27)
Distributions from net investment income	(.15)	(.17)	-
Distributions from net realized gain	(.08)	(.05)	-
Total distributions	(.23)	(.22)	-
Redemption fees added to paid in capital D	- I	- I	.01
Net asset value, end of period	$ 11.89	$ 9.33	$ 9.57
Total Return B,C	30.61%	(.18)%	(11.63)%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	1.03%	.79% A
Expenses net of fee waivers, if any	.89% A	1.01%	.79% A
Expenses net of all reductions	.88% A	.99%	.75% A
Net investment income (loss)	1.51% A	1.31%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,420	$ 1,488	$ 2,715
Portfolio turnover rate F	71% A	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,150,800
Gross unrealized depreciation	(45,318,696)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,832,104

Tax cost	$ 537,939,664

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (7,195,987)
2017	(66,780,238)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(199,670,125)
No expiration
Short-term	(2,193,630)
Long-term	(9,425,768)
Total no expiration	(11,619,398)
Total capital loss carryforward	$ (211,289,523)

Due to large redemptions in a prior period, $167,587,848 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $8,813,290 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,282,636 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days were subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $182,059,263 and $146,606,554, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 14,500	$ 308
Class T	.25%	.25%	11,226	56
Class B	.75%	.25%	4,605	3,468
Class C	.75%	.25%	37,113	7,334
			$ 67,444	$ 11,166

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,823
Class T	1,388
Class B*	238
Class C*	261
$ 13,710

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,514.28
Class T	7,254.32
Class B	1,349.29
Class C	9,546.26
Japan	418,377.21
Institutional Class	4,084.15
	$ 457,124

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $525 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is

Semiannual Report

7. Security Lending - continued

presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $56,142. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29,081 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $988.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 106,946	$ 168,535
Class T	32,766	50,833
Class B	-	6,144
Class C	8,397	52,214
Japan	5,470,176	7,354,386
Institutional Class	23,693	56,675
Total	$ 5,641,978	$ 7,688,787
From net realized gain
Class A	$ 79,705	$ 69,007
Class T	33,186	24,703
Class B	6,644	7,792
Class C	55,283	46,858
Japan	2,919,891	2,405,209
Institutional Class	12,154	17,336
Total	$ 3,106,863	$ 2,570,905

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	675,071	272,417	$ 7,300,821	$ 2,571,605
Reinvestment of distributions	17,701	22,132	165,861	206,271
Shares redeemed	(180,377)	(659,149)	(1,867,760)	(6,253,228)
Net increase (decrease)	512,395	(364,600)	$ 5,598,922	$ (3,475,352)
Class T
Shares sold	122,035	61,409	$ 1,306,000	$ 587,072
Reinvestment of distributions	6,834	7,853	64,034	73,111
Shares redeemed	(61,260)	(133,261)	(637,217)	(1,264,265)
Net increase (decrease)	67,609	(63,999)	$ 732,817	$ (604,082)
Class B
Shares sold	3,463	6,716	$ 38,169	$ 66,720
Reinvestment of distributions	463	1,058	4,366	9,881
Shares redeemed	(34,585)	(52,372)	(347,761)	(495,118)
Net increase (decrease)	(30,659)	(44,598)	$ (305,226)	$ (418,517)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	236,514	108,642	$ 2,540,121	$ 1,051,805
Reinvestment of distributions	5,172	7,654	48,618	71,333
Shares redeemed	(164,240)	(280,979)	(1,612,176)	(2,637,126)
Net increase (decrease)	77,446	(164,683)	$ 976,563	$ (1,513,988)
Japan
Shares sold	7,518,334	2,737,496	$ 80,249,803	$ 26,290,775
Reinvestment of distributions	872,770	1,014,920	8,177,855	9,459,053
Shares redeemed	(4,630,212)	(12,951,522)	(47,273,107)	(122,521,103)
Net increase (decrease)	3,760,892	(9,199,106)	$ 41,154,551	$ (86,771,275)
Institutional Class
Shares sold	928,947	238,239	$ 9,749,652	$ 2,250,127
Reinvestment of distributions	2,940	6,735	27,514	62,700
Shares redeemed	(46,719)	(369,198)	(473,956)	(3,505,242)
Net increase (decrease)	885,168	(124,224)	$ 9,303,210	$ (1,192,415)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 36% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AJPNI-USAN-0613
1.917383.102

Fidelity®

Emerging Markets
Fund -

Class K

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Emerging Markets	1.09%
Actual		$ 1,000.00	$ 1,103.20	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Class K	.88%
Actual		$ 1,000.00	$ 1,104.50	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Brazil	11.8%
India	10.4%
Korea (South)	8.7%
Indonesia	7.6%
Mexico	7.2%
South Africa	7.0%
United States of America	6.6%
Philippines	3.8%
Cayman Islands	3.7%
Other	33.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Korea (South)	13.3%
Brazil	12.2%
India	7.8%
Indonesia	7.2%
United States of America	5.9%
Cayman Islands	5.8%
South Africa	5.6%
Thailand	4.0%
Russia	3.9%
Other	34.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	99.2	98.4
Short-Term Investments and Net Other Assets (Liabilities)	0.8	1.6
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.9	4.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.8	1.2
America Movil S.A.B. de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.5	0.0
Itau Unibanco Holding SA sponsored ADR (Brazil, Commercial Banks)	1.4	1.5
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	1.4	1.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.4	1.6
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.4	1.6
Hyundai Motor Co. (Korea (South), Automobiles)	1.2	1.6
Naspers Ltd. Class N (South Africa, Media)	1.1	1.0
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.1	0.5
	18.2
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.2	22.3
Consumer Discretionary	18.9	17.8
Information Technology	16.0	13.5
Consumer Staples	14.2	11.0
Industrials	13.0	9.5
Materials	5.0	10.4
Health Care	3.9	1.4
Energy	3.0	6.4
Telecommunication Services	2.0	2.9
Utilities	0.0	1.2

Semiannual Report

Fidelity Emerging Markets Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Bailiwick of Jersey - 0.4%
WPP PLC	598,000	$ 9,886,334
Bermuda - 1.7%
Brilliance China Automotive Holdings Ltd. (a)	12,162,000	14,888,759
Credicorp Ltd. (NY Shares)	136,532	20,560,354
Jardine Matheson Holdings Ltd.	182,800	11,869,204
TOTAL BERMUDA		47,318,317
Brazil - 11.4%
BM&F Bovespa SA	3,126,800	21,707,486
BR Malls Participacoes SA	1,454,200	17,153,128
BTG Pactual Participations Ltd. unit	802,600	13,225,901
CCR SA	1,916,100	18,751,587
Cielo SA	747,480	19,714,867
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	323,819	17,991,384
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	929,034	39,038,009
Iguatemi Empresa de Shopping Centers SA	980,600	11,718,679
Itau Unibanco Holding SA sponsored ADR	2,374,251	39,958,644
Localiza Rent A Car SA	770,725	13,690,649
Multiplan Empreendimentos Imobiliarios SA	552,667	15,775,490
Multiplus SA	774,800	12,771,663
Qualicorp SA (a)	1,417,300	13,799,327
Souza Cruz SA	1,161,667	17,842,323
Tegma Gestao Logistica SA	757,500	10,176,984
Totvs SA	701,374	13,187,899
Ultrapar Participacoes SA	718,200	19,114,907
Weg SA	203,600	2,694,654
TOTAL BRAZIL		318,313,581
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (e)	416,100	11,234,700
Canada - 0.1%
Ivanplats Ltd. (e)	549,975	1,637,724
Cayman Islands - 3.7%
Baidu.com, Inc. sponsored ADR (a)	158,460	13,603,791
Biostime International Holdings Ltd.	1,935,000	11,145,983
Eurasia Drilling Co. Ltd. GDR (Reg. S)	349,691	13,672,918
Haitian International Holdings Ltd.	8,633,000	14,773,714
Sands China Ltd.	2,328,000	12,209,764
Tencent Holdings Ltd.	1,126,700	38,649,709
TOTAL CAYMAN ISLANDS		104,055,879
Chile - 0.5%
Compania Cervecerias Unidas SA sponsored ADR	400,433	13,826,951

	Shares	Value
China - 2.0%
China Pacific Insurance Group Co. Ltd. (H Shares)	5,217,800	$ 18,759,511
Dongfeng Motor Group Co. Ltd. (H Shares)	10,002,000	14,899,599
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,923,500	23,150,206
TOTAL CHINA		56,809,316
Colombia - 1.0%
Almacenes Exito SA	767,219	12,577,609
Grupo de Inversiones Suramerica	739,510	15,599,904
TOTAL COLOMBIA		28,177,513
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	66,700	11,781,221
Finland - 0.9%
Kone Oyj (B Shares)	150,020	13,246,991
Nokian Tyres PLC	276,700	11,996,050
TOTAL FINLAND		25,243,041
France - 1.6%
Christian Dior SA	68,755	11,983,882
LVMH Moet Hennessy - Louis Vuitton SA	69,432	12,024,159
PPR SA	45,000	9,899,842
Sanofi SA sponsored ADR	216,670	11,559,345
TOTAL FRANCE		45,467,228
Germany - 0.4%
SAP AG	129,953	10,360,106
Ghana - 0.4%
Ecobank Transnational, Inc.	109,026,650	10,350,631
Hong Kong - 0.9%
AIA Group Ltd.	2,846,000	12,634,382
Galaxy Entertainment Group Ltd. (a)	3,035,000	13,590,749
TOTAL HONG KONG		26,225,131
India - 10.4%
Asian Paints India Ltd.	162,912	14,205,678
Bajaj Auto Ltd.	430,677	15,085,127
CRISIL Ltd.	682,666	11,361,871
Cummins India Ltd.	1,301,736	12,394,195
HDFC Bank Ltd.	2,081,976	26,528,990
Hindustan Unilever Ltd.	2,203,625	23,963,421
Housing Development Finance Corp. Ltd. (a)	1,858,341	29,340,222
ITC Ltd.	3,793,803	23,239,119
Jubilant Foodworks Ltd. (a)	576,546	11,915,928
Maruti Suzuki India Ltd.	420,686	13,645,889
Sun Pharmaceutical Industries Ltd.	1,031,393	18,271,516
Sun TV Ltd.	1,499,155	11,641,943
Tata Consultancy Services Ltd.	820,626	21,070,148
Tata Motors Ltd.	2,954,960	16,361,525
Common Stocks - continued
	Shares	Value
India - continued
Titan Industries Ltd. (a)	2,750,104	$ 13,867,061
TTK Prestige Ltd. (a)	182,069	11,824,395
United Spirits Ltd. (a)	400,265	16,484,417
TOTAL INDIA		291,201,445
Indonesia - 7.6%
PT Astra International Tbk	31,273,500	23,642,044
PT Bank Central Asia Tbk	20,780,500	22,976,594
PT Bank Rakyat Indonesia Tbk	22,555,500	21,807,280
PT Global Mediacom Tbk	54,358,500	12,160,401
PT Indocement Tunggal Prakarsa Tbk	6,396,500	17,368,708
PT Jasa Marga Tbk	22,081,000	15,216,499
PT Kalbe Farma Tbk	107,313,500	15,342,296
PT Media Nusantara Citra Tbk	43,487,000	13,977,537
PT Mitra Adiperkasa Tbk	14,825,500	12,580,111
PT Semen Gresik (Persero) Tbk	8,968,500	16,973,008
PT Surya Citra Media Tbk	44,610,000	12,847,287
PT Tower Bersama Infrastructure Tbk (a)	22,026,365	12,800,074
PT United Tractors Tbk	7,566,000	13,812,932
TOTAL INDONESIA		211,504,771
Ireland - 0.5%
Dragon Oil PLC	1,439,300	14,152,213
Italy - 0.4%
Prada SpA	1,347,100	12,142,761
Japan - 0.4%
Fanuc Corp.	76,700	11,578,031
Korea (South) - 8.7%
Hotel Shilla Co.	250,480	13,233,296
Hyundai Mobis	98,065	22,254,920
Hyundai Motor Co.	192,045	34,779,065
LG Household & Health Care Ltd.	29,987	16,849,836
NHN Corp.	78,659	21,135,481
Samsung Electronics Co. Ltd.	98,587	136,030,164
TOTAL KOREA (SOUTH)		244,282,762
Malaysia - 0.8%
Bumiputra-Commerce Holdings Bhd	8,948,500	22,764,631
Mexico - 7.2%
America Movil S.A.B. de CV Series L sponsored ADR	1,973,060	42,184,023
Banregio Grupo Financiero SA	1,933,300	10,666,164
Bolsa Mexicana de Valores SA de CV	3,696,196	10,069,770
Coca-Cola FEMSA S.A.B. de CV Series L	1,072,340	17,321,104
Fomento Economico Mexicano S.A.B. de CV unit	2,530,993	28,784,071
Grupo Aeroportuario del Pacifico SA de CV Series B	1,934,457	11,074,023
Grupo Financiero Banorte S.A.B. de CV Series O	3,101,600	23,387,867
Grupo Mexico SA de CV Series B	6,019,613	21,545,538

	Shares	Value
Grupo Televisa SA de CV	4,240,957	$ 21,532,576
Mexichem S.A.B. de CV	3,001,403	15,298,323
TOTAL MEXICO		201,863,459
Netherlands - 1.4%
ASML Holding NV (Netherlands) (d)	162,030	12,057,122
Heineken NV (Bearer) (d)	152,038	10,736,142
Yandex NV (a)	616,200	15,860,988
TOTAL NETHERLANDS		38,654,252
Nigeria - 1.0%
Guaranty Trust Bank PLC GDR (Reg. S)	1,770,177	14,515,451
Nigerian Breweries PLC	12,094,614	12,622,797
TOTAL NIGERIA		27,138,248
Panama - 0.5%
Copa Holdings SA Class A	112,376	14,112,178
Philippines - 3.8%
Alliance Global Group, Inc.	24,001,600	13,815,129
Ayala Corp.	1,016,800	15,829,236
International Container Terminal Services, Inc.	6,253,630	13,972,895
Metropolitan Bank & Trust Co.	4,935,460	14,923,249
Security Bank Corp.	2,944,210	14,100,746
SM Investments Corp.	623,820	17,347,272
SM Prime Holdings, Inc.	33,451,900	16,248,646
TOTAL PHILIPPINES		106,237,173
Russia - 2.9%
Magnit OJSC GDR (Reg. S)	471,400	24,041,400
NOVATEK OAO GDR (Reg. S)	185,500	18,772,600
Sberbank (Savings Bank of the Russian Federation) (a)	12,040,900	38,295,123
TOTAL RUSSIA		81,109,123
South Africa - 7.0%
Aspen Pharmacare Holdings Ltd.	875,490	19,015,212
Barloworld Ltd.	1,369,448	14,345,363
Bidvest Group Ltd.	745,300	19,381,870
Clicks Group Ltd.	1,815,527	11,572,758
Discovery Ltd.	1,752,474	15,963,362
Imperial Holdings Ltd.	749,170	16,588,854
Life Healthcare Group Holdings Ltd.	4,177,700	17,649,368
Mr Price Group Ltd.	1,172,386	16,851,212
Nampak Ltd.	3,919,700	14,405,940
Naspers Ltd. Class N	476,780	31,905,766
Shoprite Holdings Ltd.	994,500	18,850,449
TOTAL SOUTH AFRICA		196,530,154
Sweden - 0.4%
Atlas Copco AB (A Shares)	378,500	9,963,216
Switzerland - 1.7%
Compagnie Financiere Richemont SA Series A	156,068	12,605,621
Schindler Holding AG (Reg.)	79,490	11,635,394
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swatch Group AG (Bearer)	21,920	$ 12,553,667
Syngenta AG (Switzerland)	28,141	12,030,823
TOTAL SWITZERLAND		48,825,505
Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	21,478,000	79,773,594
Thailand - 3.0%
Airports of Thailand PCL (For. Reg.)	2,819,300	13,880,370
BEC World PCL (For. Reg.)	5,860,000	13,377,172
Kasikornbank PCL (For. Reg.)	3,145,100	23,146,221
Siam Commercial Bank PCL (For. Reg.)	3,476,300	22,030,385
Thai Beverage PCL	21,674,000	10,646,075
TOTAL THAILAND		83,080,223
Turkey - 3.4%
Coca-Cola Icecek A/S	485,327	13,535,825
Enka Insaat ve Sanayi A/S	4,652,000	14,375,724
Koc Holding A/S	2,779,000	16,818,937
TAV Havalimanlari Holding A/S	1,514,000	10,683,085
Tupras Turkiye Petrol Rafinelleri A/S	570,472	15,910,529
Turkiye Garanti Bankasi A/S	4,280,395	23,637,379
TOTAL TURKEY		94,961,479
United Kingdom - 2.9%
Aggreko PLC	430,485	11,916,125
British American Tobacco PLC (United Kingdom)	214,700	11,901,951
Burberry Group PLC	556,100	11,540,608
Diageo PLC	378,639	11,562,725
InterContinental Hotel Group PLC	402,000	11,877,541
Prudential PLC	701,792	12,067,016
Standard Chartered PLC (United Kingdom)	437,701	10,994,029
TOTAL UNITED KINGDOM		81,859,995
United States of America - 5.8%
American Tower Corp.	147,763	12,410,614
Colgate-Palmolive Co.	95,464	11,399,356
Cummins, Inc.	105,087	11,180,206
FMC Corp.	199,300	12,097,510
Google, Inc. Class A (a)	15,450	12,739,607
MasterCard, Inc. Class A	25,200	13,933,836
Mead Johnson Nutrition Co. Class A	153,788	12,470,669
Philip Morris International, Inc.	129,140	12,344,493
QUALCOMM, Inc.	184,266	11,354,471
Southern Copper Corp.	459,100	15,301,803
Tupperware Brands Corp.	119,900	9,627,970

	Shares	Value
Visa, Inc. Class A	80,300	$ 13,527,338
Yum! Brands, Inc.	185,320	12,623,998
TOTAL UNITED STATES OF AMERICA		161,011,871
TOTAL COMMON STOCKS (Cost $2,382,783,055)		2,753,434,757
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.4%
Marcopolo SA (PN)	1,645,100	10,944,036
Colombia - 0.4%
Banco Davivienda SA	816,847	10,929,581
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,411,369)		21,873,617
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.13% (b)	22,728,226	22,728,226
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	36,954,400	36,954,400
TOTAL MONEY MARKET FUNDS (Cost $59,682,626)		59,682,626
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,464,877,050)		2,834,991,000
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(35,986,984)
NET ASSETS - 100%		$ 2,799,004,016
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,872,424 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,993
Fidelity Securities Lending Cash Central Fund	143,013
Total	$ 168,006
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 534,423,413	$ 469,804,837	$ 51,771,289	$ 12,847,287
Consumer Staples	400,748,867	377,284,191	23,464,676	-
Energy	81,623,167	81,623,167	-	-
Financials	644,588,743	605,992,737	38,596,006	-
Health Care	107,418,285	107,418,285	-	-
Industrials	366,422,926	354,844,895	11,578,031	-
Information Technology	444,233,821	342,042,999	102,190,822	-
Materials	140,865,055	128,834,232	12,030,823	-
Telecommunication Services	54,984,097	54,984,097	-	-
Money Market Funds	59,682,626	59,682,626	-	-
Total Investments in Securities:	$ 2,834,991,000	$ 2,582,512,066	$ 239,631,647	$ 12,847,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,580,567) - See accompanying schedule: Unaffiliated issuers (cost $2,405,194,424)	$ 2,775,308,374
Fidelity Central Funds (cost $59,682,626)	59,682,626
Total Investments (cost $2,464,877,050)		$ 2,834,991,000
Foreign currency held at value (cost $2,183,673)		2,177,214
Receivable for investments sold		12,967,602
Receivable for fund shares sold		2,106,363
Dividends receivable		9,166,121
Distributions receivable from Fidelity Central Funds		81,733
Prepaid expenses		1,686
Receivable from investment adviser for expense reductions		15,738
Other receivables		2,433,493
Total assets		2,863,940,950

Liabilities
Payable for investments purchased	$ 10,184,194
Payable for fund shares redeemed	15,100,190
Accrued management fee	1,624,449
Other affiliated payables	607,328
Other payables and accrued expenses	466,373
Collateral on securities loaned, at value	36,954,400
Total liabilities		64,936,934

Net Assets		$ 2,799,004,016
Net Assets consist of:
Paid in capital		$ 2,563,668,045
Undistributed net investment income		5,979,091
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,507,903)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		369,864,783
Net Assets		$ 2,799,004,016

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($2,192,721,362 ÷ 90,950,360 shares)	$ 24.11

Class K: Net Asset Value, offering price and redemption price per share ($606,282,654 ÷ 25,178,174 shares)	$ 24.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 26,750,024
Interest		1,114
Income from Fidelity Central Funds		168,006
Income before foreign taxes withheld		26,919,144
Less foreign taxes withheld		(2,291,394)
Total income		24,627,750

Expenses
Management fee	$ 9,984,718
Transfer agent fees	3,067,446
Accounting and security lending fees	615,356
Custodian fees and expenses	995,306
Independent trustees' compensation	9,098
Registration fees	39,496
Audit	60,644
Legal	5,541
Interest	2,338
Miscellaneous	10,938
Total expenses before reductions	14,790,881
Expense reductions	(1,230,907)	13,559,974
Net investment income (loss)		11,067,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	187,215,149
Foreign currency transactions	(1,010,051)
Total net realized gain (loss)		186,205,098
Change in net unrealized appreciation (depreciation) on: Investment securities	80,498,172
Assets and liabilities in foreign currencies	97,718
Total change in net unrealized appreciation (depreciation)		80,595,890
Net gain (loss)		266,800,988
Net increase (decrease) in net assets resulting from operations		$ 277,868,764

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,067,776	$ 47,729,874
Net realized gain (loss)	186,205,098	21,976,330
Change in net unrealized appreciation (depreciation)	80,595,890	(38,586,040)
Net increase (decrease) in net assets resulting from operations	277,868,764	31,120,164
Distributions to shareholders from net investment income	(39,208,001)	(46,903,179)
Share transactions - net increase (decrease)	(251,470,958)	(578,640,528)
Redemption fees	139,611	392,465
Total increase (decrease) in net assets	(12,670,584)	(594,031,078)

Net Assets
Beginning of period	2,811,674,600	3,405,705,678
End of period (including undistributed net investment income of $5,979,091 and undistributed net investment income of $34,119,316, respectively)	$ 2,799,004,016	$ 2,811,674,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.15	$ 22.23	$ 25.72	$ 20.68	$ 13.71	$ 37.55
Income from Investment Operations
Net investment income (loss) D	.09	.33	.35	.23	.17	.42 G
Net realized and unrealized gain (loss)	2.17	(.11)	(3.48)	5.05	7.03	(22.73)
Total from investment operations	2.26	.22	(3.13)	5.28	7.20	(22.31)
Distributions from net investment income	(.30)	(.30)	(.24)	(.12)	(.24)	(.19)
Distributions from net realized gain	-	-	(.13)	(.14)	-	(1.37)
Total distributions	(.30)	(.30)	(.37)	(.25) J	(.24)	(1.56)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.01	.03
Net asset value, end of period	$ 24.11	$ 22.15	$ 22.23	$ 25.72	$ 20.68	$ 13.71
Total Return B, C	10.32%	1.03%	(12.33)%	25.76%	53.95%	(61.84)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09% A	1.09%	1.07%	1.14%	1.16%	1.07%
Expenses net of fee waivers, if any	1.09% A	1.09%	1.07%	1.14%	1.16%	1.07%
Expenses net of all reductions	1.01% A	1.03%	1.01%	1.09%	1.10%	1.02%
Net investment income (loss)	.74% A	1.50%	1.38%	1.00%	1.09%	1.47% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,192,721	$ 2,203,756	$ 2,907,884	$ 3,975,342	$ 3,649,582	$ 2,086,196
Portfolio turnover rate F	148% A	176%	122%	85%	88%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.15	$ 22.23	$ 25.75	$ 20.69	$ 13.72	$ 31.99
Income from Investment Operations
Net investment income (loss) D	.11	.37	.40	.28	.22	.15 G
Net realized and unrealized gain (loss)	2.18	(.10)	(3.48)	5.05	7.02	(18.43)
Total from investment operations	2.29	.27	(3.08)	5.33	7.24	(18.28)
Distributions from net investment income	(.36)	(.35)	(.32)	(.15)	(.28)	-
Distributions from net realized gain	-	-	(.13)	(.14)	-	-
Total distributions	(.36)	(.35)	(.45)	(.28) K	(.28)	-
Redemption fees added to paid in capital D	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 24.08	$ 22.15	$ 22.23	$ 25.75	$ 20.69	$ 13.72
Total Return B, C	10.45%	1.25%	(12.17)%	26.03%	54.44%	(57.11)%
Ratios to Average Net Assets E, I
Expenses before reductions	.88% A	.87%	.87%	.90%	.91%	.92% A
Expenses net of fee waivers, if any	.88% A	.87%	.87%	.90%	.91%	.92% A
Expenses net of all reductions	.79% A	.81%	.80%	.84%	.84%	.87% A
Net investment income (loss)	.95% A	1.72%	1.58%	1.24%	1.35%	2.02% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 606,283	$ 607,919	$ 497,821	$ 888,629	$ 270,075	$ 87,427
Portfolio turnover rate F	148% A	176%	122%	85%	88%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 397,133,059
Gross unrealized depreciation	(47,466,176)
Net unrealized appreciation (depreciation) on securities and other investments	$ 349,666,883

Tax cost	$ 2,485,324,117

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (300,796,983)
No expiration
Short-term	(12,148,815)
Total capital loss carryforward	$ (312,945,798)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,072,687,767 and $2,331,573,245, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	$ 2,915,013.26
Class K	152,433.05
	$ 3,067,446

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,005 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 21,107,545.36%		$ 2,338

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,715 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143,013, including $840 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,214,930 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $239.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $15,738.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Emerging Markets	$ 29,610,169	$ 38,359,433
Class K	9,597,832	8,543,746
Total	$ 39,208,001	$ 46,903,179

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Emerging Markets
Shares sold	6,655,059	17,560,683	$ 154,108,450	$ 382,055,836
Reinvestment of distributions	1,145,115	1,697,255	25,804,455	36,745,572
Shares redeemed	(16,341,757)	(50,595,892)	(378,498,129)	(1,110,238,720)
Net increase (decrease)	(8,541,583)	(31,337,954)	$ (198,585,224)	$ (691,437,312)
Class K
Shares sold	3,837,034	14,677,576	$ 88,915,609	$ 321,820,048
Reinvestment of distributions	426,903	395,361	9,597,831	8,543,746
Shares redeemed	(6,527,089)	(10,025,395)	(151,399,174)	(217,567,010)
Net increase (decrease)	(2,263,152)	5,047,542	$ (52,885,734)	$ 112,796,784

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

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EMF-K-USAN-0613
1.863017.104

Fidelity Advisor®

Latin America Fund -

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Latin America Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 1,014.00	$ 6.79
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.62%
Actual		$ 1,000.00	$ 1,012.60	$ 8.08
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.10
Class B	2.11%
Actual		$ 1,000.00	$ 1,010.30	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,010.20	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Latin America	1.03%
Actual		$ 1,000.00	$ 1,015.80	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,015.80	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Brazil	46.3%
Mexico	23.8%
Chile	15.0%
Colombia	8.1%
United States of America	4.4%
Peru	2.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Brazil	46.5%
Mexico	23.6%
Chile	14.8%
Colombia	6.8%
United States of America	4.6%
Peru	3.2%
Canada	0.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.9	99.1
Short-Term Investments and Net Other Assets (Liabilities)	3.1	0.9
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	8.4	9.9
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	6.4	6.6
Itau Unibanco Holding SA (Brazil, Commercial Banks)	6.4	6.2
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	5.1	5.0
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (Mexico, Beverages)	5.1	2.9
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	4.4	5.2
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	4.0	5.1
Telefonica Brasil SA (Brazil, Diversified Telecommunication Services)	3.2	2.7
CCR SA (Brazil, Transportation Infrastructure)	2.9	2.2
Banco Santander Chile sponsored ADR (Chile, Commercial Banks)	2.7	2.7
	48.6
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	26.7	22.6
Financials	19.5	15.8
Telecommunication Services	15.1	16.4
Energy	13.2	15.2
Materials	9.5	14.3
Industrials	6.2	5.2
Utilities	4.1	7.0
Consumer Discretionary	2.5	2.6
Information Technology	0.1	0.0

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.9%
	Shares	Value
Brazil - 31.9%
Banco Bradesco SA (PN) sponsored ADR	159,621	$ 2,648,112
Bematech Industria e Comercio de Equipamentos Eletronicos SA	464,400	1,868,509
BM&F Bovespa SA	579,300	4,021,730
BTG Pactual Participations Ltd. unit	828,600	13,654,351
CCR SA	5,801,100	56,771,480
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
rights (a)	55	165
sponsored ADR (d)	293,470	16,305,193
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	2,395,530	100,660,171
sponsored ADR	341,625	13,863,143
Equatorial Energia SA	498,700	5,281,746
Itau Unibanco Holding SA sponsored ADR	3,947,120	66,430,030
Light SA	1,993,000	19,922,529
Lupatech SA (a)	5,991,804	3,443,996
M. Dias Branco SA	567,800	25,393,849
Multiplus SA	1,742,500	28,723,054
Obrascon Huarte Lain Brasil SA	695,200	7,696,454
Petroleo Brasileiro SA - Petrobras:
(ON)	1,194,028	11,422,565
(PN) sponsored ADR (non-vtg.)	1,665,353	33,257,099
sponsored ADR	3,524,520	67,494,558
Souza Cruz SA	2,636,800	40,499,245
Telefonica Brasil SA sponsored ADR	1,127,383	29,965,840
TIM Participacoes SA	6,125,295	25,594,135
Tractebel Energia SA	734,175	13,059,747
Vale SA:
(PN-A) sponsored ADR	1,279,475	20,804,264
sponsored ADR (d)	940,293	16,069,607
TOTAL BRAZIL		624,851,572
Chile - 13.7%
Aguas Andinas SA	19,294,794	15,363,731
Banco de Chile	48,305,130	7,533,735
Banco de Chile (a)	1,321,710	198,137
Banco de Chile sponsored ADR (d)	112,467	10,505,542
Banco Santander Chile sponsored ADR (d)	1,955,564	52,096,225
CAP SA	808,501	25,493,666
Compania Cervecerias Unidas SA	2,490,840	43,105,105
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,962,515	37,837,645
Empresas La Polar SA (a)	13,560,081	5,444,764
Inversiones La Construccion SA	539,741	10,347,855
LATAM Airlines Group SA sponsored ADR (d)	950,300	19,671,210
SACI Falabella	3,032,255	34,671,825
Sociedad Matriz SAAM SA	48,419,693	5,551,893
TOTAL CHILE		267,821,333

	Shares	Value
Colombia - 7.8%
BanColombia SA sponsored ADR	294,676	$ 19,970,193
Bolsa de Valores de Colombia	586,230,591	9,154,413
Ecopetrol SA	12,482,392	30,024,756
Ecopetrol SA ADR (d)	227,400	10,817,418
Empresa de Telecomunicaciones de Bogota	40,032,169	8,707,967
Grupo de Inversiones Suramerica	1,837,692	38,765,966
Inversiones Argos SA	3,224,249	35,897,932
TOTAL COLOMBIA		153,338,645
Mexico - 23.8%
America Movil S.A.B. de CV:
Series L	5,073,400	5,461,020
Series L sponsored ADR	7,429,256	158,837,489
Consorcio ARA SA de CV (a)(d)	22,290,821	7,361,554
Controladora Commercial Mexicana SA unit	1,206,300	4,657,383
Embotelladoras Arca S.A.B. de CC	1,364,408	11,252,548
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	884,960	100,345,614
Gruma S.A.B. de CV Series B (a)	2,501,556	12,495,110
Grupo Financiero Santander Mexico S.A.B. de CV	5,413,300	17,507,416
Industrias Penoles SA de CV	626,090	26,140,752
Infraestructura Energetica Nova S.A.B. de CV	2,142,800	7,306,023
Kimberly-Clark de Mexico SA de CV Series A	8,161,943	28,312,679
Wal-Mart de Mexico SA de CV Series V	27,122,570	86,311,169
TOTAL MEXICO		465,988,757
Peru - 2.4%
Alicorp SA Class C	3,810,174	14,271,934
Compania de Minas Buenaventura SA sponsored ADR	1,665,443	33,342,169
TOTAL PERU		47,614,103
United States of America - 1.3%
BPZ Energy, Inc. (a)(d)	3,060,350	6,549,149
First Cash Financial Services, Inc. (a)	291,845	15,021,262
Gran Tierra Energy, Inc. (Canada) (a)	874,600	4,861,542
TOTAL UNITED STATES OF AMERICA		26,431,953
TOTAL COMMON STOCKS (Cost $942,478,128)		1,586,046,363
Nonconvertible Preferred Stocks - 16.0%

Brazil - 14.4%
AES Tiete SA (PN) (non-vtg.)	894,245	9,064,245
Banco Bradesco SA (PN)	1,205,317	19,814,008
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	48,300	2,653,090
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Sao Paulo Series A	724,900	$ 7,662,944
Forjas Taurus SA	1,376,000	1,795,007
Itau Unibanco Holding SA	3,472,500	58,246,707
Itausa-Investimentos Itau SA (PN)	6,079,020	30,110,253
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	9,159,971	91,382,242
Telefonica Brasil SA	1,225,913	32,554,171
Vale SA (PN-A)	1,777,600	28,901,826
TOTAL BRAZIL		282,184,493
Chile - 1.3%
Embotelladora Andina SA:
Class A	1,321,447	7,014,796
Class B	2,788,390	18,946,490
TOTAL CHILE		25,961,286
Colombia - 0.3%
Grupo Aval Acciones Y Val SA	2,897,449	2,032,090
Grupo de Inversiones Suramerica	161,141	3,392,193
TOTAL COLOMBIA		5,424,283
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $208,170,480)		313,570,062
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	35,456,947	$ 35,456,947
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	61,106,400	61,106,400
TOTAL MONEY MARKET FUNDS (Cost $96,563,347)		96,563,347
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,247,211,955)		1,996,179,772
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(35,747,454)
NET ASSETS - 100%		$ 1,960,432,318
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,198
Fidelity Securities Lending Cash Central Fund	312,697
Total	$ 323,895
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,014,460) - See accompanying schedule: Unaffiliated issuers (cost $1,150,648,608)	$ 1,899,616,425
Fidelity Central Funds (cost $96,563,347)	96,563,347
Total Investments (cost $1,247,211,955)		$ 1,996,179,772
Cash		1,106,550
Foreign currency held at value (cost $2,659,100)		2,659,961
Receivable for investments sold		19,451,908
Receivable for fund shares sold		820,102
Dividends receivable		16,792,381
Distributions receivable from Fidelity Central Funds		65,213
Prepaid expenses		1,893
Receivable from investment adviser for expense reductions		5,049
Other receivables		284,222
Total assets		2,037,367,051

Liabilities
Payable for investments purchased	$ 6,871,030
Payable for fund shares redeemed	6,601,850
Accrued management fee	1,161,708
Distribution and service plan fees payable	44,129
Other affiliated payables	474,402
Other payables and accrued expenses	675,214
Collateral on securities loaned, at value	61,106,400
Total liabilities		76,934,733

Net Assets		$ 1,960,432,318
Net Assets consist of:
Paid in capital		$ 1,056,219,831
Undistributed net investment income		19,041,679
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		136,431,532
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		748,739,276
Net Assets		$ 1,960,432,318

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,717,027 ÷ 1,361,427 shares)	$ 45.33

Maximum offering price per share (100/94.25 of $45.33)	$ 48.10
Class T: Net Asset Value and redemption price per share ($16,659,811 ÷ 367,325 shares)	$ 45.35

Maximum offering price per share (100/96.50 of $45.35)	$ 46.99
Class B: Net Asset Value and offering price per share ($6,900,352 ÷ 151,960 shares)A	$ 45.41

Class C: Net Asset Value and offering price per share ($21,258,048 ÷ 468,548 shares)A	$ 45.37

Latin America: Net Asset Value, offering price and redemption price per share ($1,847,018,190 ÷ 40,722,841 shares)	$ 45.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,878,890 ÷ 151,690 shares)	$ 45.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 44,439,297
Interest		63
Income from Fidelity Central Funds		323,895
Income before foreign taxes withheld		44,763,255
Less foreign taxes withheld		(2,738,098)
Total income		42,025,157

Expenses
Management fee	$ 7,871,420
Transfer agent fees	2,527,721
Distribution and service plan fees	296,989
Accounting and security lending fees	495,088
Custodian fees and expenses	519,598
Independent trustees' compensation	7,393
Registration fees	64,153
Audit	38,471
Legal	4,710
Interest	388
Miscellaneous	10,297
Total expenses before reductions	11,836,228
Expense reductions	(459,175)	11,377,053
Net investment income (loss)		30,648,104
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $43,218)	142,607,948
Foreign currency transactions	(226,343)
Total net realized gain (loss)		142,381,605
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $290,152)	(133,521,289)
Assets and liabilities in foreign currencies	109,561
Total change in net unrealized appreciation (depreciation)		(133,411,728)
Net gain (loss)		8,969,877
Net increase (decrease) in net assets resulting from operations		$ 39,617,981

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,648,104	$ 58,892,289
Net realized gain (loss)	142,381,605	295,024,672
Change in net unrealized appreciation (depreciation)	(133,411,728)	(507,764,945)
Net increase (decrease) in net assets resulting from operations	39,617,981	(153,847,984)
Distributions to shareholders from net investment income	(45,716,095)	(46,233,461)
Distributions to shareholders from net realized gain	(164,648,488)	-
Total distributions	(210,364,583)	(46,233,461)
Share transactions - net increase (decrease)	(277,364,605)	(452,506,012)
Redemption fees	128,389	354,338
Total increase (decrease) in net assets	(447,982,818)	(652,233,119)

Net Assets
Beginning of period	2,408,415,136	3,060,648,255
End of period (including undistributed net investment income of $19,041,679 and undistributed net investment income of $34,109,670, respectively)	$ 1,960,432,318	$ 2,408,415,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.95	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.57	.92	1.15	.02
Net realized and unrealized gain (loss)	.05	(3.66)	(5.87)	2.79
Total from investment operations	.62	(2.74)	(4.72)	2.81
Distributions from net investment income	(.79)	(.70)	(.19)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(4.24)	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	- J	.01	.01	- J
Net asset value, end of period	$ 45.33	$ 48.95	$ 52.38	$ 57.48
Total Return B,C,D	1.40%	(5.23)%	(8.26)%	5.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A	1.35%	1.34%	1.37% A
Expenses net of fee waivers, if any	1.36% A	1.35%	1.34%	1.37% A
Expenses net of all reductions	1.32% A	1.35%	1.34%	1.34% A
Net investment income (loss)	2.45% A	1.80%	2.05%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,717	$ 69,654	$ 91,407	$ 115,626
Portfolio turnover rate G	19% A	23%	11%	56% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.88	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.51	.78	.99	.01
Net realized and unrealized gain (loss)	.04	(3.65)	(5.85)	2.79
Total from investment operations	.55	(2.87)	(4.86)	2.80
Distributions from net investment income	(.63)	(.53)	(.15)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(4.08)	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	- J	.01	.01	- J
Net asset value, end of period	$ 45.35	$ 48.88	$ 52.27	$ 57.47
Total Return B,C,D	1.26%	(5.49)%	(8.50)%	5.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.62% A	1.61%	1.61%	1.63% A
Expenses net of fee waivers, if any	1.62% A	1.61%	1.61%	1.63% A
Expenses net of all reductions	1.58% A	1.61%	1.61%	1.60% A
Net investment income (loss)	2.19% A	1.54%	1.78%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,660	$ 19,334	$ 26,020	$ 36,820
Portfolio turnover rate G	19% A	23%	11%	56% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.72	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.40	.53	.72	(.02)
Net realized and unrealized gain (loss)	.05	(3.63)	(5.84)	2.79
Total from investment operations	.45	(3.10)	(5.12)	2.77
Distributions from net investment income	(.31)	(.25)	(.07)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(3.76)	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	- J	.01	.01	- J
Net asset value, end of period	$ 45.41	$ 48.72	$ 52.06	$ 57.44
Total Return B,C,D	1.03%	(5.95)%	(8.94)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.11% A	2.10%	2.10%	2.12% A
Expenses net of fee waivers, if any	2.11% A	2.10%	2.10%	2.12% A
Expenses net of all reductions	2.07%A	2.10%	2.10%	2.10% A
Net investment income (loss)	1.70% A	1.05%	1.29%	(.36)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,900	$ 9,492	$ 14,114	$ 20,392
Portfolio turnover rate G	19% A	23%	11%	56% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.73	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.40	.54	.73	(.02)
Net realized and unrealized gain (loss)	.05	(3.64)	(5.84)	2.79
Total from investment operations	.45	(3.10)	(5.11)	2.77
Distributions from net investment income	(.36)	(.23)	(.09)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(3.81)	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	- J	.01	.01	- J
Net asset value, end of period	$ 45.37	$ 48.73	$ 52.05	$ 57.44
Total Return B,C,D	1.02%	(5.94)%	(8.93)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.11% A	2.10%	2.08%	2.09% A
Expenses net of fee waivers, if any	2.11% A	2.10%	2.08%	2.09% A
Expenses net of all reductions	2.07% A	2.10%	2.08%	2.07% A
Net investment income (loss)	1.70% A	1.06%	1.31%	(.34)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,258	$ 27,405	$ 35,203	$ 48,329
Portfolio turnover rate G	19% A	23%	11%	56% K
A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 49.09	$ 52.48	$ 57.50	$ 47.29	$ 28.69	$ 67.90
Income from Investment Operations
Net investment income (loss) D	.65	1.09	1.34	1.07	.72	.83
Net realized and unrealized gain (loss)	.05	(3.67)	(5.88)	11.00	18.32	(37.74)
Total from investment operations	.70	(2.58)	(4.54)	12.07	19.04	(36.91)
Distributions from net investment income	(.98)	(.82)	(.29)	(1.49)	(.46)	(.65)
Distributions from net realized gain	(3.45)	-	(.20)	(.39)	-	(1.72)
Total distributions	(4.43)	(.82)	(.49)	(1.88)	(.46)	(2.37)
Redemption fees added to paid in capital D	- H	.01	.01	.02	.02	.07
Net asset value, end of period	$ 45.36	$ 49.09	$ 52.48	$ 57.50	$ 47.29	$ 28.69
Total Return B,C	1.58%	(4.91)%	(7.96)%	25.91%	67.88%	(56.20)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.03% A	1.02%	1.00%	1.03%	1.07%	1.02%
Expenses net of fee waivers, if any	1.03% A	1.02%	1.00%	1.03%	1.07%	1.02%
Expenses net of all reductions	.99% A	1.02%	1.00%	1.01%	1.05%	1.00%
Net investment income (loss)	2.78% A	2.14%	2.39%	2.10%	2.04%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,847,018	$ 2,274,601	$ 2,884,301	$ 4,283,462	$ 4,043,748	$ 2,225,606
Portfolio turnover rate F	19% A	23%	11%	56% I	52%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.07	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.65	1.08	1.32	.03
Net realized and unrealized gain (loss)	.05	(3.67)	(5.88)	2.79
Total from investment operations	.70	(2.59)	(4.56)	2.82
Distributions from net investment income	(.97)	(.86)	(.23)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(4.42)	(.86)	(.43)	(.80)
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 45.35	$ 49.07	$ 52.51	$ 57.49
Total Return B,C	1.58%	(4.93)%	(7.98)%	5.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.02% A	1.04%	1.04%	1.08% A
Expenses net of fee waivers, if any	1.02% A	1.04%	1.04%	1.08% A
Expenses net of all reductions	.98% A	1.04%	1.04%	1.06%A
Net investment income (loss)	2.79% A	2.12%	2.35%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,879	$ 7,928	$ 9,603	$ 12,868
Portfolio turnover rate F	19% A	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 834,376,255
Gross unrealized depreciation	(86,459,787)
Net unrealized appreciation (depreciation) on securities and other investments	$ 747,916,468

Tax cost	$ 1,248,263,304

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $203,788,711 and $699,565,418, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 83,779	$ 1,403
Class T	.25%	.25%	46,138	480
Class B	.75%	.25%	41,968	29,635
Class C	.75%	.25%	125,104	11,069
			$ 296,989	$ 42,587

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,024
Class T	2,186
Class B*	6,829
Class C*	2,082
$ 24,121

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 101,412.30
Class T	28,943.31
Class B	12,709.30
Class C	37,594.30
Latin America	2,339,357.22
Institutional Class	7,706.21
	$ 2,527,721

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,706 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,442,000.39%		$ 388

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,032 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,858,957. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $312,697, including $3,104 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $454,092 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $34.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,049.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 1,098,761	$ 1,209,540
Class T	245,683	259,191
Class B	57,649	65,750
Class C	192,218	156,473
Latin America	43,971,155	44,398,764
Institutional Class	150,629	143,743
Total	$ 45,716,095	$ 46,233,461
From net realized gain
Class A	$ 4,828,947	$ -
Class T	1,341,152	-
Class B	641,573	-
Class C	1,868,040	-
Latin America	155,430,816	-
Institutional Class	537,960	-
Total	$ 164,648,488	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	124,378	250,504	$ 5,765,425	$ 12,951,683
Reinvestment of distributions	119,230	21,636	5,315,278	1,072,283
Shares redeemed	(305,132)	(594,208)	(14,078,949)	(30,101,636)
Net increase (decrease)	(61,524)	(322,068)	$ (2,998,246)	$ (16,077,670)
Class T
Shares sold	25,400	45,016	$ 1,186,757	$ 2,321,071
Reinvestment of distributions	34,933	5,062	1,559,775	251,031
Shares redeemed	(88,567)	(152,369)	(4,092,294)	(7,641,343)
Net increase (decrease)	(28,234)	(102,291)	$ (1,345,762)	$ (5,069,241)
Class B
Shares sold	1,286	3,378	$ 59,989	$ 173,307
Reinvestment of distributions	13,236	1,105	592,836	54,795
Shares redeemed	(57,397)	(80,783)	(2,651,813)	(4,111,766)
Net increase (decrease)	(42,875)	(76,300)	$ (1,998,988)	$ (3,883,664)
Class C
Shares sold	21,411	55,877	$ 993,557	$ 2,923,684
Reinvestment of distributions	42,623	2,881	1,907,392	142,933
Shares redeemed	(157,908)	(172,705)	(7,304,822)	(8,681,626)
Net increase (decrease)	(93,874)	(113,947)	$ (4,403,873)	$ (5,615,009)
Latin America
Shares sold	2,046,731	6,405,350	$ 95,616,979	$ 336,749,510
Reinvestment of distributions	4,304,957	860,999	191,785,821	42,666,908
Shares redeemed	(11,964,767)	(15,886,221)	(553,506,631)	(800,304,511)
Net increase (decrease)	(5,613,079)	(8,619,872)	$ (266,103,831)	$ (420,888,093)
Institutional Class
Shares sold	40,730	84,374	$ 1,863,864	$ 4,329,443
Reinvestment of distributions	11,511	2,228	512,716	110,408
Shares redeemed	(62,119)	(107,894)	(2,890,485)	(5,412,186)
Net increase (decrease)	(9,878)	(21,292)	$ (513,905)	$ (972,335)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FALAA-USAN-0613
1.917420.102

Fidelity Advisor®

Latin America Fund -

Institutional Class

(Fidelity Cover Art)

Semiannual Report

April 30, 2013

Institutional Class is a class of
Fidelity® Latin America Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 1,014.00	$ 6.79
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.62%
Actual		$ 1,000.00	$ 1,012.60	$ 8.08
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.10
Class B	2.11%
Actual		$ 1,000.00	$ 1,010.30	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,010.20	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Latin America	1.03%
Actual		$ 1,000.00	$ 1,015.80	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,015.80	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Brazil	46.3%
Mexico	23.8%
Chile	15.0%
Colombia	8.1%
United States of America	4.4%
Peru	2.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Brazil	46.5%
Mexico	23.6%
Chile	14.8%
Colombia	6.8%
United States of America	4.6%
Peru	3.2%
Canada	0.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.9	99.1
Short-Term Investments and Net Other Assets (Liabilities)	3.1	0.9
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	8.4	9.9
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	6.4	6.6
Itau Unibanco Holding SA (Brazil, Commercial Banks)	6.4	6.2
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	5.1	5.0
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (Mexico, Beverages)	5.1	2.9
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	4.4	5.2
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	4.0	5.1
Telefonica Brasil SA (Brazil, Diversified Telecommunication Services)	3.2	2.7
CCR SA (Brazil, Transportation Infrastructure)	2.9	2.2
Banco Santander Chile sponsored ADR (Chile, Commercial Banks)	2.7	2.7
	48.6
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	26.7	22.6
Financials	19.5	15.8
Telecommunication Services	15.1	16.4
Energy	13.2	15.2
Materials	9.5	14.3
Industrials	6.2	5.2
Utilities	4.1	7.0
Consumer Discretionary	2.5	2.6
Information Technology	0.1	0.0

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.9%
	Shares	Value
Brazil - 31.9%
Banco Bradesco SA (PN) sponsored ADR	159,621	$ 2,648,112
Bematech Industria e Comercio de Equipamentos Eletronicos SA	464,400	1,868,509
BM&F Bovespa SA	579,300	4,021,730
BTG Pactual Participations Ltd. unit	828,600	13,654,351
CCR SA	5,801,100	56,771,480
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
rights (a)	55	165
sponsored ADR (d)	293,470	16,305,193
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	2,395,530	100,660,171
sponsored ADR	341,625	13,863,143
Equatorial Energia SA	498,700	5,281,746
Itau Unibanco Holding SA sponsored ADR	3,947,120	66,430,030
Light SA	1,993,000	19,922,529
Lupatech SA (a)	5,991,804	3,443,996
M. Dias Branco SA	567,800	25,393,849
Multiplus SA	1,742,500	28,723,054
Obrascon Huarte Lain Brasil SA	695,200	7,696,454
Petroleo Brasileiro SA - Petrobras:
(ON)	1,194,028	11,422,565
(PN) sponsored ADR (non-vtg.)	1,665,353	33,257,099
sponsored ADR	3,524,520	67,494,558
Souza Cruz SA	2,636,800	40,499,245
Telefonica Brasil SA sponsored ADR	1,127,383	29,965,840
TIM Participacoes SA	6,125,295	25,594,135
Tractebel Energia SA	734,175	13,059,747
Vale SA:
(PN-A) sponsored ADR	1,279,475	20,804,264
sponsored ADR (d)	940,293	16,069,607
TOTAL BRAZIL		624,851,572
Chile - 13.7%
Aguas Andinas SA	19,294,794	15,363,731
Banco de Chile	48,305,130	7,533,735
Banco de Chile (a)	1,321,710	198,137
Banco de Chile sponsored ADR (d)	112,467	10,505,542
Banco Santander Chile sponsored ADR (d)	1,955,564	52,096,225
CAP SA	808,501	25,493,666
Compania Cervecerias Unidas SA	2,490,840	43,105,105
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,962,515	37,837,645
Empresas La Polar SA (a)	13,560,081	5,444,764
Inversiones La Construccion SA	539,741	10,347,855
LATAM Airlines Group SA sponsored ADR (d)	950,300	19,671,210
SACI Falabella	3,032,255	34,671,825
Sociedad Matriz SAAM SA	48,419,693	5,551,893
TOTAL CHILE		267,821,333

	Shares	Value
Colombia - 7.8%
BanColombia SA sponsored ADR	294,676	$ 19,970,193
Bolsa de Valores de Colombia	586,230,591	9,154,413
Ecopetrol SA	12,482,392	30,024,756
Ecopetrol SA ADR (d)	227,400	10,817,418
Empresa de Telecomunicaciones de Bogota	40,032,169	8,707,967
Grupo de Inversiones Suramerica	1,837,692	38,765,966
Inversiones Argos SA	3,224,249	35,897,932
TOTAL COLOMBIA		153,338,645
Mexico - 23.8%
America Movil S.A.B. de CV:
Series L	5,073,400	5,461,020
Series L sponsored ADR	7,429,256	158,837,489
Consorcio ARA SA de CV (a)(d)	22,290,821	7,361,554
Controladora Commercial Mexicana SA unit	1,206,300	4,657,383
Embotelladoras Arca S.A.B. de CC	1,364,408	11,252,548
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	884,960	100,345,614
Gruma S.A.B. de CV Series B (a)	2,501,556	12,495,110
Grupo Financiero Santander Mexico S.A.B. de CV	5,413,300	17,507,416
Industrias Penoles SA de CV	626,090	26,140,752
Infraestructura Energetica Nova S.A.B. de CV	2,142,800	7,306,023
Kimberly-Clark de Mexico SA de CV Series A	8,161,943	28,312,679
Wal-Mart de Mexico SA de CV Series V	27,122,570	86,311,169
TOTAL MEXICO		465,988,757
Peru - 2.4%
Alicorp SA Class C	3,810,174	14,271,934
Compania de Minas Buenaventura SA sponsored ADR	1,665,443	33,342,169
TOTAL PERU		47,614,103
United States of America - 1.3%
BPZ Energy, Inc. (a)(d)	3,060,350	6,549,149
First Cash Financial Services, Inc. (a)	291,845	15,021,262
Gran Tierra Energy, Inc. (Canada) (a)	874,600	4,861,542
TOTAL UNITED STATES OF AMERICA		26,431,953
TOTAL COMMON STOCKS (Cost $942,478,128)		1,586,046,363
Nonconvertible Preferred Stocks - 16.0%

Brazil - 14.4%
AES Tiete SA (PN) (non-vtg.)	894,245	9,064,245
Banco Bradesco SA (PN)	1,205,317	19,814,008
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	48,300	2,653,090
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Sao Paulo Series A	724,900	$ 7,662,944
Forjas Taurus SA	1,376,000	1,795,007
Itau Unibanco Holding SA	3,472,500	58,246,707
Itausa-Investimentos Itau SA (PN)	6,079,020	30,110,253
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	9,159,971	91,382,242
Telefonica Brasil SA	1,225,913	32,554,171
Vale SA (PN-A)	1,777,600	28,901,826
TOTAL BRAZIL		282,184,493
Chile - 1.3%
Embotelladora Andina SA:
Class A	1,321,447	7,014,796
Class B	2,788,390	18,946,490
TOTAL CHILE		25,961,286
Colombia - 0.3%
Grupo Aval Acciones Y Val SA	2,897,449	2,032,090
Grupo de Inversiones Suramerica	161,141	3,392,193
TOTAL COLOMBIA		5,424,283
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $208,170,480)		313,570,062
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	35,456,947	$ 35,456,947
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	61,106,400	61,106,400
TOTAL MONEY MARKET FUNDS (Cost $96,563,347)		96,563,347
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,247,211,955)		1,996,179,772
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(35,747,454)
NET ASSETS - 100%		$ 1,960,432,318
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,198
Fidelity Securities Lending Cash Central Fund	312,697
Total	$ 323,895
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,014,460) - See accompanying schedule: Unaffiliated issuers (cost $1,150,648,608)	$ 1,899,616,425
Fidelity Central Funds (cost $96,563,347)	96,563,347
Total Investments (cost $1,247,211,955)		$ 1,996,179,772
Cash		1,106,550
Foreign currency held at value (cost $2,659,100)		2,659,961
Receivable for investments sold		19,451,908
Receivable for fund shares sold		820,102
Dividends receivable		16,792,381
Distributions receivable from Fidelity Central Funds		65,213
Prepaid expenses		1,893
Receivable from investment adviser for expense reductions		5,049
Other receivables		284,222
Total assets		2,037,367,051

Liabilities
Payable for investments purchased	$ 6,871,030
Payable for fund shares redeemed	6,601,850
Accrued management fee	1,161,708
Distribution and service plan fees payable	44,129
Other affiliated payables	474,402
Other payables and accrued expenses	675,214
Collateral on securities loaned, at value	61,106,400
Total liabilities		76,934,733

Net Assets		$ 1,960,432,318
Net Assets consist of:
Paid in capital		$ 1,056,219,831
Undistributed net investment income		19,041,679
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		136,431,532
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		748,739,276
Net Assets		$ 1,960,432,318

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,717,027 ÷ 1,361,427 shares)	$ 45.33

Maximum offering price per share (100/94.25 of $45.33)	$ 48.10
Class T: Net Asset Value and redemption price per share ($16,659,811 ÷ 367,325 shares)	$ 45.35

Maximum offering price per share (100/96.50 of $45.35)	$ 46.99
Class B: Net Asset Value and offering price per share ($6,900,352 ÷ 151,960 shares)A	$ 45.41

Class C: Net Asset Value and offering price per share ($21,258,048 ÷ 468,548 shares)A	$ 45.37

Latin America: Net Asset Value, offering price and redemption price per share ($1,847,018,190 ÷ 40,722,841 shares)	$ 45.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,878,890 ÷ 151,690 shares)	$ 45.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 44,439,297
Interest		63
Income from Fidelity Central Funds		323,895
Income before foreign taxes withheld		44,763,255
Less foreign taxes withheld		(2,738,098)
Total income		42,025,157

Expenses
Management fee	$ 7,871,420
Transfer agent fees	2,527,721
Distribution and service plan fees	296,989
Accounting and security lending fees	495,088
Custodian fees and expenses	519,598
Independent trustees' compensation	7,393
Registration fees	64,153
Audit	38,471
Legal	4,710
Interest	388
Miscellaneous	10,297
Total expenses before reductions	11,836,228
Expense reductions	(459,175)	11,377,053
Net investment income (loss)		30,648,104
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $43,218)	142,607,948
Foreign currency transactions	(226,343)
Total net realized gain (loss)		142,381,605
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $290,152)	(133,521,289)
Assets and liabilities in foreign currencies	109,561
Total change in net unrealized appreciation (depreciation)		(133,411,728)
Net gain (loss)		8,969,877
Net increase (decrease) in net assets resulting from operations		$ 39,617,981

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,648,104	$ 58,892,289
Net realized gain (loss)	142,381,605	295,024,672
Change in net unrealized appreciation (depreciation)	(133,411,728)	(507,764,945)
Net increase (decrease) in net assets resulting from operations	39,617,981	(153,847,984)
Distributions to shareholders from net investment income	(45,716,095)	(46,233,461)
Distributions to shareholders from net realized gain	(164,648,488)	-
Total distributions	(210,364,583)	(46,233,461)
Share transactions - net increase (decrease)	(277,364,605)	(452,506,012)
Redemption fees	128,389	354,338
Total increase (decrease) in net assets	(447,982,818)	(652,233,119)

Net Assets
Beginning of period	2,408,415,136	3,060,648,255
End of period (including undistributed net investment income of $19,041,679 and undistributed net investment income of $34,109,670, respectively)	$ 1,960,432,318	$ 2,408,415,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.95	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.57	.92	1.15	.02
Net realized and unrealized gain (loss)	.05	(3.66)	(5.87)	2.79
Total from investment operations	.62	(2.74)	(4.72)	2.81
Distributions from net investment income	(.79)	(.70)	(.19)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(4.24)	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	- J	.01	.01	- J
Net asset value, end of period	$ 45.33	$ 48.95	$ 52.38	$ 57.48
Total Return B,C,D	1.40%	(5.23)%	(8.26)%	5.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A	1.35%	1.34%	1.37% A
Expenses net of fee waivers, if any	1.36% A	1.35%	1.34%	1.37% A
Expenses net of all reductions	1.32% A	1.35%	1.34%	1.34% A
Net investment income (loss)	2.45% A	1.80%	2.05%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,717	$ 69,654	$ 91,407	$ 115,626
Portfolio turnover rate G	19% A	23%	11%	56% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.88	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.51	.78	.99	.01
Net realized and unrealized gain (loss)	.04	(3.65)	(5.85)	2.79
Total from investment operations	.55	(2.87)	(4.86)	2.80
Distributions from net investment income	(.63)	(.53)	(.15)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(4.08)	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	- J	.01	.01	- J
Net asset value, end of period	$ 45.35	$ 48.88	$ 52.27	$ 57.47
Total Return B,C,D	1.26%	(5.49)%	(8.50)%	5.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.62% A	1.61%	1.61%	1.63% A
Expenses net of fee waivers, if any	1.62% A	1.61%	1.61%	1.63% A
Expenses net of all reductions	1.58% A	1.61%	1.61%	1.60% A
Net investment income (loss)	2.19% A	1.54%	1.78%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,660	$ 19,334	$ 26,020	$ 36,820
Portfolio turnover rate G	19% A	23%	11%	56% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.72	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.40	.53	.72	(.02)
Net realized and unrealized gain (loss)	.05	(3.63)	(5.84)	2.79
Total from investment operations	.45	(3.10)	(5.12)	2.77
Distributions from net investment income	(.31)	(.25)	(.07)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(3.76)	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	- J	.01	.01	- J
Net asset value, end of period	$ 45.41	$ 48.72	$ 52.06	$ 57.44
Total Return B,C,D	1.03%	(5.95)%	(8.94)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.11% A	2.10%	2.10%	2.12% A
Expenses net of fee waivers, if any	2.11% A	2.10%	2.10%	2.12% A
Expenses net of all reductions	2.07%A	2.10%	2.10%	2.10% A
Net investment income (loss)	1.70% A	1.05%	1.29%	(.36)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,900	$ 9,492	$ 14,114	$ 20,392
Portfolio turnover rate G	19% A	23%	11%	56% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.73	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.40	.54	.73	(.02)
Net realized and unrealized gain (loss)	.05	(3.64)	(5.84)	2.79
Total from investment operations	.45	(3.10)	(5.11)	2.77
Distributions from net investment income	(.36)	(.23)	(.09)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(3.81)	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	- J	.01	.01	- J
Net asset value, end of period	$ 45.37	$ 48.73	$ 52.05	$ 57.44
Total Return B,C,D	1.02%	(5.94)%	(8.93)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.11% A	2.10%	2.08%	2.09% A
Expenses net of fee waivers, if any	2.11% A	2.10%	2.08%	2.09% A
Expenses net of all reductions	2.07% A	2.10%	2.08%	2.07% A
Net investment income (loss)	1.70% A	1.06%	1.31%	(.34)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,258	$ 27,405	$ 35,203	$ 48,329
Portfolio turnover rate G	19% A	23%	11%	56% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 49.09	$ 52.48	$ 57.50	$ 47.29	$ 28.69	$ 67.90
Income from Investment Operations
Net investment income (loss) D	.65	1.09	1.34	1.07	.72	.83
Net realized and unrealized gain (loss)	.05	(3.67)	(5.88)	11.00	18.32	(37.74)
Total from investment operations	.70	(2.58)	(4.54)	12.07	19.04	(36.91)
Distributions from net investment income	(.98)	(.82)	(.29)	(1.49)	(.46)	(.65)
Distributions from net realized gain	(3.45)	-	(.20)	(.39)	-	(1.72)
Total distributions	(4.43)	(.82)	(.49)	(1.88)	(.46)	(2.37)
Redemption fees added to paid in capital D	- H	.01	.01	.02	.02	.07
Net asset value, end of period	$ 45.36	$ 49.09	$ 52.48	$ 57.50	$ 47.29	$ 28.69
Total Return B,C	1.58%	(4.91)%	(7.96)%	25.91%	67.88%	(56.20)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.03% A	1.02%	1.00%	1.03%	1.07%	1.02%
Expenses net of fee waivers, if any	1.03% A	1.02%	1.00%	1.03%	1.07%	1.02%
Expenses net of all reductions	.99% A	1.02%	1.00%	1.01%	1.05%	1.00%
Net investment income (loss)	2.78% A	2.14%	2.39%	2.10%	2.04%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,847,018	$ 2,274,601	$ 2,884,301	$ 4,283,462	$ 4,043,748	$ 2,225,606
Portfolio turnover rate F	19% A	23%	11%	56% I	52%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.07	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.65	1.08	1.32	.03
Net realized and unrealized gain (loss)	.05	(3.67)	(5.88)	2.79
Total from investment operations	.70	(2.59)	(4.56)	2.82
Distributions from net investment income	(.97)	(.86)	(.23)	(.80)
Distributions from net realized gain	(3.45)	-	(.20)	-
Total distributions	(4.42)	(.86)	(.43)	(.80)
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 45.35	$ 49.07	$ 52.51	$ 57.49
Total Return B,C	1.58%	(4.93)%	(7.98)%	5.15%
Ratios to Average Net Assets E,H
Expenses before reductions	1.02% A	1.04%	1.04%	1.08% A
Expenses net of fee waivers, if any	1.02% A	1.04%	1.04%	1.08% A
Expenses net of all reductions	.98% A	1.04%	1.04%	1.06%A
Net investment income (loss)	2.79% A	2.12%	2.35%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,879	$ 7,928	$ 9,603	$ 12,868
Portfolio turnover rate F	19% A	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 834,376,255
Gross unrealized depreciation	(86,459,787)
Net unrealized appreciation (depreciation) on securities and other investments	$ 747,916,468

Tax cost	$ 1,248,263,304

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $203,788,711 and $699,565,418, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 83,779	$ 1,403
Class T	.25%	.25%	46,138	480
Class B	.75%	.25%	41,968	29,635
Class C	.75%	.25%	125,104	11,069
			$ 296,989	$ 42,587

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,024
Class T	2,186
Class B*	6,829
Class C*	2,082
$ 24,121

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 101,412.30
Class T	28,943.31
Class B	12,709.30
Class C	37,594.30
Latin America	2,339,357.22
Institutional Class	7,706.21
	$ 2,527,721

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,706 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,442,000.39%		$ 388

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,032 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,858,957. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $312,697, including $3,104 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $454,092 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $34.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,049.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 1,098,761	$ 1,209,540
Class T	245,683	259,191
Class B	57,649	65,750
Class C	192,218	156,473
Latin America	43,971,155	44,398,764
Institutional Class	150,629	143,743
Total	$ 45,716,095	$ 46,233,461
From net realized gain
Class A	$ 4,828,947	$ -
Class T	1,341,152	-
Class B	641,573	-
Class C	1,868,040	-
Latin America	155,430,816	-
Institutional Class	537,960	-
Total	$ 164,648,488	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	124,378	250,504	$ 5,765,425	$ 12,951,683
Reinvestment of distributions	119,230	21,636	5,315,278	1,072,283
Shares redeemed	(305,132)	(594,208)	(14,078,949)	(30,101,636)
Net increase (decrease)	(61,524)	(322,068)	$ (2,998,246)	$ (16,077,670)
Class T
Shares sold	25,400	45,016	$ 1,186,757	$ 2,321,071
Reinvestment of distributions	34,933	5,062	1,559,775	251,031
Shares redeemed	(88,567)	(152,369)	(4,092,294)	(7,641,343)
Net increase (decrease)	(28,234)	(102,291)	$ (1,345,762)	$ (5,069,241)
Class B
Shares sold	1,286	3,378	$ 59,989	$ 173,307
Reinvestment of distributions	13,236	1,105	592,836	54,795
Shares redeemed	(57,397)	(80,783)	(2,651,813)	(4,111,766)
Net increase (decrease)	(42,875)	(76,300)	$ (1,998,988)	$ (3,883,664)
Class C
Shares sold	21,411	55,877	$ 993,557	$ 2,923,684
Reinvestment of distributions	42,623	2,881	1,907,392	142,933
Shares redeemed	(157,908)	(172,705)	(7,304,822)	(8,681,626)
Net increase (decrease)	(93,874)	(113,947)	$ (4,403,873)	$ (5,615,009)
Latin America
Shares sold	2,046,731	6,405,350	$ 95,616,979	$ 336,749,510
Reinvestment of distributions	4,304,957	860,999	191,785,821	42,666,908
Shares redeemed	(11,964,767)	(15,886,221)	(553,506,631)	(800,304,511)
Net increase (decrease)	(5,613,079)	(8,619,872)	$ (266,103,831)	$ (420,888,093)
Institutional Class
Shares sold	40,730	84,374	$ 1,863,864	$ 4,329,443
Reinvestment of distributions	11,511	2,228	512,716	110,408
Shares redeemed	(62,119)	(107,894)	(2,890,485)	(5,412,186)
Net increase (decrease)	(9,878)	(21,292)	$ (513,905)	$ (972,335)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FALAI-USAN-0613
1.917411.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Discovery

Fund - Class A, Class T,
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Emerging
Markets Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.70%
Actual		$ 1,000.00	$ 1,093.50	$ 8.82
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class T	1.95%
Actual		$ 1,000.00	$ 1,091.90	$ 10.11
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Class C	2.45%
Actual		$ 1,000.00	$ 1,088.20	$ 12.69
HypotheticalA		$ 1,000.00	$ 1,012.65	$ 12.23
Emerging Markets Discovery	1.45%
Actual		$ 1,000.00	$ 1,094.30	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Institutional Class	1.45%
Actual		$ 1,000.00	$ 1,094.30	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
LG Corp. (Korea (South), Industrial Conglomerates)	1.7	1.4
First Gulf Bank PJSC (United Arab Emirates, Commercial Banks)	1.4	0.9
E.SUN Financial Holdings Co. Ltd. (Taiwan, Commercial Banks)	1.3	0.7
SA Corporate Real Estate Fund (South Africa, Real Estate Investment Trusts)	1.3	0.8
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan, Containers & Packaging)	1.3	0.7
	7.0
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	21.2
Consumer Staples	17.3	17.3
Industrials	17.2	14.5
Consumer Discretionary	16.7	12.7
Information Technology	9.7	11.3
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan	22.7	14.1
Korea (South)	12.8	12.8
South Africa	11.0	8.9
India	10.4	9.2
Bermuda	7.3	6.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 98.8%	Stocks and Investment Companies 97.2%
Short-Term Investments and Net Other Assets (Liabilities) 1.2%	Short-Term Investments and Net Other Assets (Liabilities) 2.8%

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Austria - 0.9%
Vienna Insurance Group AG	24,000	$ 1,271,858
Bermuda - 7.3%
China Foods Ltd.	2,574,000	1,313,511
Pacific Basin Shipping Ltd.	1,939,000	1,106,908
Tai Cheung Holdings Ltd.	1,460,000	1,166,472
Texwinca Holdings Ltd.	1,306,000	1,524,759
Vtech Holdings Ltd.	133,300	1,700,573
Wilson Sons Ltd. unit	110,355	1,522,328
Yue Yuen Industrial (Holdings) Ltd.	484,000	1,674,632
TOTAL BERMUDA		10,009,183
Brazil - 3.3%
Duratex SA	127,092	954,738
Fleury SA	100,400	955,952
LPS Brasil Consultoria de Imoveis SA	81,256	836,623
Porto Seguro SA	81,180	1,007,066
Tegma Gestao Logistica SA	64,300	863,868
TOTAL BRAZIL		4,618,247
Cayman Islands - 4.9%
Bolina Holding Co. Ltd.	992,000	387,333
China Lodging Group Ltd. ADR (a)	71,000	1,082,040
China Mengniu Dairy Co. Ltd.	517,000	1,455,700
Mindray Medical International Ltd. sponsored ADR	27,700	1,093,873
Samson Holding Ltd.	7,098,000	1,307,982
Yip's Chemical Holdings Ltd.	1,370,105	1,491,903
TOTAL CAYMAN ISLANDS		6,818,831
Chile - 5.8%
Compania Cervecerias Unidas SA sponsored ADR	38,940	1,344,598
Embotelladora Andina SA sponsored ADR	27,353	1,117,370
Empresa Nacional de Telecomunicaciones SA (ENTEL)	86,144	1,660,872
Parque Arauco SA	608,165	1,572,745
Quinenco SA	376,100	1,233,835
Sociedad Matriz SAAM SA	9,258,932	1,061,646
TOTAL CHILE		7,991,066
China - 1.9%
China Oilfield Services Ltd. (H Shares)	614,000	1,210,569
Dongfeng Motor Group Co. Ltd. (H Shares)	928,000	1,382,406
TOTAL CHINA		2,592,975
Common Stocks - continued
	Shares	Value
Colombia - 0.7%
Bolsa de Valores de Colombia	64,214,725	$ 1,002,759
Czech Republic - 0.8%
Komercni Banka A/S	5,600	1,070,427
Hong Kong - 4.1%
China Insurance International Holdings Co. Ltd. (a)	674,000	1,148,210
Dah Chong Hong Holdings Ltd.	1,438,000	1,324,936
Television Broadcasts Ltd.	190,400	1,434,106
Vitasoy International Holdings Ltd.	1,486,000	1,800,017
TOTAL HONG KONG		5,707,269
India - 10.4%
Aditya Birla Nuvo Ltd.	65,032	1,270,053
Bata India Ltd.	84,046	1,167,893
Container Corp. of India Ltd.	71,194	1,491,381
Credit Analysis & Research Ltd.	76,435	1,023,974
DB Corp. Ltd.	347,366	1,563,260
Ipca Laboratories Ltd.	151,274	1,432,292
Mahindra Lifespace Developers Ltd.	191,671	1,496,487
Max India Ltd.	305,923	1,236,001
Piramal Enterprises Ltd.	23,972	250,526
Satyam Computer Services Ltd. (a)	454,518	933,843
Thermax Ltd. (a)	93,133	995,951
Titan Industries Ltd. (a)	296,585	1,495,493
Triveni Engineering & Industries Ltd.	159,903	43,338
TOTAL INDIA		14,400,492
Kenya - 1.0%
Safaricom Ltd.	16,134,822	1,318,896
Korea (South) - 12.8%
AMOREPACIFIC Corp.	1,373	1,121,722
BS Financial Group, Inc.	106,950	1,407,735
E-Mart Co. Ltd.	7,106	1,386,870
Kiwoom Securities Co. Ltd.	25,477	1,561,076
Korea Plant Service & Engineering Co. Ltd.	23,913	1,235,146
LG Corp.	39,120	2,329,565
LG Electronics, Inc.	16,373	1,309,412
LG Household & Health Care Ltd.	2,808	1,577,828
Nong Shim Co. Ltd.	3,350	1,020,256
Samsung Fire & Marine Insurance Co. Ltd.	7,695	1,582,154
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinsegae Co. Ltd.	8,457	$ 1,815,597
TK Corp. (a)	66,727	1,332,589
TOTAL KOREA (SOUTH)		17,679,950
Malaysia - 0.6%
Top Glove Corp. Bhd	365,700	759,646
Mexico - 2.3%
Banregio Grupo Financiero SA	146,900	810,459
Consorcio ARA SA de CV (a)	3,531,200	1,166,180
Grupo Herdez S.A.B. de CV	344,817	1,255,759
TOTAL MEXICO		3,232,398
Philippines - 0.8%
BDO Unibank, Inc.	507,527	1,130,303
Poland - 1.8%
Orbis SA	100,600	1,099,330
Warsaw Stock Exchange	114,605	1,370,973
TOTAL POLAND		2,470,303
Russia - 0.6%
Vozrozhdenie Bank (a)	52,800	847,602
Singapore - 1.6%
Ascendas India Trust	2,002,000	1,332,825
Yongnam Holdings Ltd.	3,767,000	917,512
TOTAL SINGAPORE		2,250,337
South Africa - 11.0%
Adcorp Holdings Ltd.	308,400	989,794
Advtech Ltd.	1,438,140	1,057,751
African Bank Investments Ltd.	378,900	1,202,971
African Oxygen Ltd.	77,652	179,127
AngloGold Ashanti Ltd.	50,481	973,967
Astral Foods Ltd.	125,700	1,323,748
Bidvest Group Ltd.	56,500	1,469,309
Illovo Sugar Ltd.	290,900	1,124,569
JSE Ltd.	174,255	1,489,425
Reunert Ltd.	34,633	301,000
SA Corporate Real Estate Fund	3,769,900	1,840,103
Tiger Brands Ltd.	55,425	1,723,928
Zeder Investments Ltd.	3,541,423	1,519,416
TOTAL SOUTH AFRICA		15,195,108
Common Stocks - continued
	Shares	Value
Taiwan - 22.7%
China Steel Chemical Corp.	246,000	$ 1,197,050
Chroma ATE, Inc.	673,000	1,444,588
Cleanaway Co. Ltd.	164,000	1,334,690
CTCI Corp.	670,000	1,340,454
Delta Electronics, Inc.	322,000	1,545,032
E.SUN Financial Holdings Co. Ltd.	3,076,050	1,856,687
Formosa Optical Technology Co. Ltd.	502,000	1,489,488
Insyde Software Corp.	478,000	849,346
Johnson Health Tech Co. Ltd.	436,000	1,167,989
MJC Probe, Inc.	378,000	872,899
Pacific Hospital Supply Co. Ltd.	484,700	1,610,736
Powertech Technology, Inc.	796,000	1,425,188
President Chain Store Corp.	272,000	1,678,671
Sinyi Realty, Inc.	851,000	1,515,005
St. Shine Optical Co. Ltd.	54,000	1,135,300
Standard Foods Corp.	426,000	1,459,003
Synnex Technology International Corp.	668,000	1,130,322
Taiwan Hon Chuan Enterprise Co. Ltd.	657,000	1,826,856
TSRC Corp.	649,000	1,283,035
TXC Corp.	839,000	1,308,715
Unified-President Enterprises Corp.	867,890	1,709,882
Wah Lee Industrial Corp.	697,000	1,051,763
Wistron Corp.	1,136,000	1,153,720
Wowprime Corp.	1,000	14,123
TOTAL TAIWAN		31,400,542
Turkey - 1.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	52,749	876,821
Enka Insaat ve Sanayi A/S	376,800	1,164,397
TOTAL TURKEY		2,041,218
United Arab Emirates - 1.4%
First Gulf Bank PJSC	458,749	1,860,975
Common Stocks - continued
	Shares	Value
United Kingdom - 0.6%
PZ Cussons PLC Class L	135,816	$ 842,191
TOTAL COMMON STOCKS (Cost $129,979,329)		136,512,576
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $129,979,329)		136,512,576
NET OTHER ASSETS (LIABILITIES) - 1.2%		1,686,881
NET ASSETS - 100%		$ 138,199,457
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,134
Fidelity Securities Lending Cash Central Fund	3,124
Total	$ 7,258
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,077,377	$ 23,077,377	$ -	$ -
Consumer Staples	24,175,782	24,175,782	-	-
Energy	1,210,569	1,210,569	-	-
Financials	32,924,330	32,924,330	-	-
Health Care	7,238,325	7,238,325	-	-
Industrials	23,583,760	23,583,760	-	-
Information Technology	13,415,989	13,415,989	-	-
Materials	7,906,676	6,932,709	973,967	-
Telecommunication Services	2,979,768	2,979,768	-	-
Total Investments in Securities:	$ 136,512,576	$ 135,538,609	$ 973,967	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $129,979,329)		$ 136,512,576
Receivable for investments sold		4,331,234
Receivable for fund shares sold		292,646
Dividends receivable		193,739
Distributions receivable from Fidelity Central Funds		2,774
Prepaid expenses		41
Receivable from investment adviser for expense reductions		721
Other affiliated receivables		73,436
Other receivables		59,503
Total assets		141,466,670

Liabilities
Payable to custodian bank	$ 1,254,266
Payable for investments purchased	931,572
Payable for fund shares redeemed	779,496
Accrued management fee	116,634
Distribution and service plan fees payable	5,803
Other affiliated payables	36,163
Other payables and accrued expenses	143,279
Total liabilities		3,267,213

Net Assets		$ 138,199,457
Net Assets consist of:
Paid in capital		$ 129,687,434
Accumulated net investment loss		(58,376)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,019,054
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,551,345
Net Assets		$ 138,199,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,126,764 ÷ 402,407 shares)	$ 12.74

Maximum offering price per share (100/94.25 of $12.74)	$ 13.52
Class T: Net Asset Value and redemption price per share ($2,160,694 ÷ 170,037 shares)	$ 12.71

Maximum offering price per share (100/96.50 of $12.71)	$ 13.17
Class C: Net Asset Value and offering price per share ($2,575,193 ÷ 203,681 shares)A	$ 12.64

Emerging Markets Discovery: Net Asset Value, offering price and redemption price per share ($124,732,292 ÷ 9,774,033 shares)	$ 12.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,604,514 ÷ 282,458 shares)	$ 12.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 873,314
Income from Fidelity Central Funds		7,258
Income before foreign taxes withheld		880,572
Less foreign taxes withheld		(75,927)
Total income		804,645

Expenses
Management fee	$ 504,177
Transfer agent fees	143,861
Distribution and service plan fees	31,815
Accounting and security lending fees	30,569
Custodian fees and expenses	262,063
Independent trustees' compensation	311
Registration fees	51,447
Audit	36,252
Legal	114
Miscellaneous	236
Total expenses before reductions	1,060,845
Expense reductions	(232,291)	828,554
Net investment income (loss)		(23,909)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $44,699)	2,269,591
Foreign currency transactions	(114,366)
Total net realized gain (loss)		2,155,225
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $33,633)	3,849,539
Assets and liabilities in foreign currencies	18,278
Total change in net unrealized appreciation (depreciation)		3,867,817
Net gain (loss)		6,023,042
Net increase (decrease) in net assets resulting from operations		$ 5,999,133

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	For the period November 1, 2011 (commencement of operations) to October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (23,909)	$ 275,092
Net realized gain (loss)	2,155,225	834,546
Change in net unrealized appreciation (depreciation)	3,867,817	2,683,528
Net increase (decrease) in net assets resulting from operations	5,999,133	3,793,166
Distributions to shareholders from net investment income	(286,293)	(7,760)
Distributions to shareholders from net realized gain	(914,866)	-
Total distributions	(1,201,159)	(7,760)
Share transactions - net increase (decrease)	87,435,900	41,986,470
Redemption fees	159,701	34,006
Total increase (decrease) in net assets	92,393,575	45,805,882

Net Assets
Beginning of period	45,805,882	-
End of period (including accumulated net investment loss of $58,376 and undistributed net investment income of $251,826, respectively)	$ 138,199,457	$ 45,805,882

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.12
Net realized and unrealized gain (loss)	1.09	1.76
Total from investment operations	1.08	1.88
Distributions from net investment income	(.04)	(.01)
Distributions from net realized gain	(.20)	-
Total distributions	(.25) J	(.01)
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 12.74	$ 11.89
Total Return B, C, D	9.35%	19.00%
Ratios to Average Net Assets F, I
Expenses before reductions	2.04% A	3.49%
Expenses net of fee waivers, if any	1.70% A	1.70%
Expenses net of all reductions	1.61% A	1.64%
Net investment income (loss)	(.24)% A	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,127	$ 1,671
Portfolio turnover rate G	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.10
Net realized and unrealized gain (loss)	1.09	1.75
Total from investment operations	1.06	1.85
Distributions from net investment income	(.03)	- J
Distributions from net realized gain	(.20)	-
Total distributions	(.24) K	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 12.71	$ 11.87
Total Return B, C, D	9.19%	18.75%
Ratios to Average Net Assets F, I
Expenses before reductions	2.39% A	3.77%
Expenses net of fee waivers, if any	1.95% A	1.95%
Expenses net of all reductions	1.86% A	1.89%
Net investment income (loss)	(.49)% A	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,161	$ 1,700
Portfolio turnover rate G	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	.04
Net realized and unrealized gain (loss)	1.07	1.76
Total from investment operations	1.01	1.80
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.20)	-
Total distributions	(.21)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 12.64	$ 11.82
Total Return B, C, D	8.82%	18.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.78% A	4.32%
Expenses net of fee waivers, if any	2.45% A	2.45%
Expenses net of all reductions	2.36% A	2.39%
Net investment income (loss)	(.99)% A	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,575	$ 1,474
Portfolio turnover rate G	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets Discovery

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	.15
Net realized and unrealized gain (loss)	1.09	1.76
Total from investment operations	1.09	1.91
Distributions from net investment income	(.07)	(.01)
Distributions from net realized gain	(.20)	-
Total distributions	(.27)	(.01)
Redemption fees added to paid in capital D	.02	.02
Net asset value, end of period	$ 12.76	$ 11.92
Total Return B, C	9.43%	19.35%
Ratios to Average Net Assets E, H
Expenses before reductions	1.75% A	3.02%
Expenses net of fee waivers, if any	1.45% A	1.45%
Expenses net of all reductions	1.36% A	1.39%
Net investment income (loss)	.01% A	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,732	$ 39,135
Portfolio turnover rate F	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	.15
Net realized and unrealized gain (loss)	1.09	1.76
Total from investment operations	1.09	1.91
Distributions from net investment income	(.07)	(.01)
Distributions from net realized gain	(.20)	-
Total distributions	(.27)	(.01)
Redemption fees added to paid in capital D	.02	.02
Net asset value, end of period	$ 12.76	$ 11.92
Total Return B, C	9.43%	19.35%
Ratios to Average Net Assets E, H
Expenses before reductions	1.75% A	3.21%
Expenses net of fee waivers, if any	1.45% A	1.45%
Expenses net of all reductions	1.36% A	1.39%
Net investment income (loss)	.01% A	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,605	$ 1,825
Portfolio turnover rate F	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Discovery Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open- end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,060,412
Gross unrealized depreciation	(5,771,297)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,289,115

Tax cost	$ 130,223,461

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $172,921,535 and $87,091,602, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .86% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,547	$ 354
Class T	.25%	.25%	5,176	412
Class C	.75%	.25%	21,092	6,703
			$ 31,815	$ 7,469

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,439
Class T	1,382
Class C*	138
$ 6,959

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,270.28
Class T	3,346.32
Class C	4,820.23
Emerging Markets Discovery	125,673.24
Institutional Class	3,752.21
	$ 143,861

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $203 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $129 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,124. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$ 7,571
Class T	1.95%	4,546
Class C	2.45%	6,886
Emerging Markets Discovery	1.45%	153,719
Institutional Class	1.45%	5,304
		$ 178,026

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $721.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $53,537 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012A
From net investment income
Class A	$ 7,274	$ 435
Class T	5,643	203
Class C	1,195	-
Emerging Markets Discovery	259,277	6,522
Institutional Class	12,904	600
Total	$ 286,293	$ 7,760
From net realized gain
Class A	$ 33,559	$ -
Class T	33,691	-
Class C	30,324	-
Emerging Markets Discovery	778,518	-
Institutional Class	38,774	-
Total	$ 914,866	$ -

A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012A	Six months ended April 30, 2013	Year ended October 31, 2012A
Class A
Shares sold	505,161	197,037	$ 6,330,332	$ 2,112,904
Reinvestment of distributions	3,013	46	36,310	435
Shares redeemed	(246,252)	(56,598)	(3,055,761)	(637,589)
Net increase (decrease)	261,922	140,485	$ 3,310,881	$ 1,475,750
Class T
Shares sold	131,645	182,780	$ 1,623,318	$ 1,990,143
Reinvestment of distributions	3,232	22	38,882	203
Shares redeemed	(108,096)	(39,546)	(1,330,517)	(451,707)
Net increase (decrease)	26,781	143,256	$ 331,683	$ 1,538,639
Class C
Shares sold	348,482	161,266	$ 4,246,416	$ 1,743,293
Reinvestment of distributions	2,629	-	31,519	-
Shares redeemed	(272,185)	(36,511)	(3,362,756)	(415,821)
Net increase (decrease)	78,926	124,755	$ 915,179	$ 1,327,472
Emerging Markets Discovery
Shares sold	9,875,959	4,074,333	$ 123,542,850	$ 44,757,138
Reinvestment of distributions	72,226	681	871,750	6,419
Shares redeemed	(3,457,406)	(791,760)	(43,120,966)	(8,744,517)
Net increase (decrease)	6,490,779	3,283,254	$ 81,293,634	$ 36,019,040
Institutional Class
Shares sold	214,205	199,001	$ 2,638,881	$ 2,149,513
Reinvestment of distributions	3,612	64	43,597	600
Shares redeemed	(88,468)	(45,956)	(1,097,955)	(524,544)
Net increase (decrease)	129,349	153,109	$ 1,584,523	$ 1,625,569

A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AEMD-USAN-0613
1.931252.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Discovery

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
Emerging Markets
Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.70%
Actual		$ 1,000.00	$ 1,093.50	$ 8.82
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class T	1.95%
Actual		$ 1,000.00	$ 1,091.90	$ 10.11
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Class C	2.45%
Actual		$ 1,000.00	$ 1,088.20	$ 12.69
HypotheticalA		$ 1,000.00	$ 1,012.65	$ 12.23
Emerging Markets Discovery	1.45%
Actual		$ 1,000.00	$ 1,094.30	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Institutional Class	1.45%
Actual		$ 1,000.00	$ 1,094.30	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
LG Corp. (Korea (South), Industrial Conglomerates)	1.7	1.4
First Gulf Bank PJSC (United Arab Emirates, Commercial Banks)	1.4	0.9
E.SUN Financial Holdings Co. Ltd. (Taiwan, Commercial Banks)	1.3	0.7
SA Corporate Real Estate Fund (South Africa, Real Estate Investment Trusts)	1.3	0.8
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan, Containers & Packaging)	1.3	0.7
	7.0
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	21.2
Consumer Staples	17.3	17.3
Industrials	17.2	14.5
Consumer Discretionary	16.7	12.7
Information Technology	9.7	11.3
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan	22.7	14.1
Korea (South)	12.8	12.8
South Africa	11.0	8.9
India	10.4	9.2
Bermuda	7.3	6.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 98.8%	Stocks and Investment Companies 97.2%
Short-Term Investments and Net Other Assets (Liabilities) 1.2%	Short-Term Investments and Net Other Assets (Liabilities) 2.8%

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Austria - 0.9%
Vienna Insurance Group AG	24,000	$ 1,271,858
Bermuda - 7.3%
China Foods Ltd.	2,574,000	1,313,511
Pacific Basin Shipping Ltd.	1,939,000	1,106,908
Tai Cheung Holdings Ltd.	1,460,000	1,166,472
Texwinca Holdings Ltd.	1,306,000	1,524,759
Vtech Holdings Ltd.	133,300	1,700,573
Wilson Sons Ltd. unit	110,355	1,522,328
Yue Yuen Industrial (Holdings) Ltd.	484,000	1,674,632
TOTAL BERMUDA		10,009,183
Brazil - 3.3%
Duratex SA	127,092	954,738
Fleury SA	100,400	955,952
LPS Brasil Consultoria de Imoveis SA	81,256	836,623
Porto Seguro SA	81,180	1,007,066
Tegma Gestao Logistica SA	64,300	863,868
TOTAL BRAZIL		4,618,247
Cayman Islands - 4.9%
Bolina Holding Co. Ltd.	992,000	387,333
China Lodging Group Ltd. ADR (a)	71,000	1,082,040
China Mengniu Dairy Co. Ltd.	517,000	1,455,700
Mindray Medical International Ltd. sponsored ADR	27,700	1,093,873
Samson Holding Ltd.	7,098,000	1,307,982
Yip's Chemical Holdings Ltd.	1,370,105	1,491,903
TOTAL CAYMAN ISLANDS		6,818,831
Chile - 5.8%
Compania Cervecerias Unidas SA sponsored ADR	38,940	1,344,598
Embotelladora Andina SA sponsored ADR	27,353	1,117,370
Empresa Nacional de Telecomunicaciones SA (ENTEL)	86,144	1,660,872
Parque Arauco SA	608,165	1,572,745
Quinenco SA	376,100	1,233,835
Sociedad Matriz SAAM SA	9,258,932	1,061,646
TOTAL CHILE		7,991,066
China - 1.9%
China Oilfield Services Ltd. (H Shares)	614,000	1,210,569
Dongfeng Motor Group Co. Ltd. (H Shares)	928,000	1,382,406
TOTAL CHINA		2,592,975
Common Stocks - continued
	Shares	Value
Colombia - 0.7%
Bolsa de Valores de Colombia	64,214,725	$ 1,002,759
Czech Republic - 0.8%
Komercni Banka A/S	5,600	1,070,427
Hong Kong - 4.1%
China Insurance International Holdings Co. Ltd. (a)	674,000	1,148,210
Dah Chong Hong Holdings Ltd.	1,438,000	1,324,936
Television Broadcasts Ltd.	190,400	1,434,106
Vitasoy International Holdings Ltd.	1,486,000	1,800,017
TOTAL HONG KONG		5,707,269
India - 10.4%
Aditya Birla Nuvo Ltd.	65,032	1,270,053
Bata India Ltd.	84,046	1,167,893
Container Corp. of India Ltd.	71,194	1,491,381
Credit Analysis & Research Ltd.	76,435	1,023,974
DB Corp. Ltd.	347,366	1,563,260
Ipca Laboratories Ltd.	151,274	1,432,292
Mahindra Lifespace Developers Ltd.	191,671	1,496,487
Max India Ltd.	305,923	1,236,001
Piramal Enterprises Ltd.	23,972	250,526
Satyam Computer Services Ltd. (a)	454,518	933,843
Thermax Ltd. (a)	93,133	995,951
Titan Industries Ltd. (a)	296,585	1,495,493
Triveni Engineering & Industries Ltd.	159,903	43,338
TOTAL INDIA		14,400,492
Kenya - 1.0%
Safaricom Ltd.	16,134,822	1,318,896
Korea (South) - 12.8%
AMOREPACIFIC Corp.	1,373	1,121,722
BS Financial Group, Inc.	106,950	1,407,735
E-Mart Co. Ltd.	7,106	1,386,870
Kiwoom Securities Co. Ltd.	25,477	1,561,076
Korea Plant Service & Engineering Co. Ltd.	23,913	1,235,146
LG Corp.	39,120	2,329,565
LG Electronics, Inc.	16,373	1,309,412
LG Household & Health Care Ltd.	2,808	1,577,828
Nong Shim Co. Ltd.	3,350	1,020,256
Samsung Fire & Marine Insurance Co. Ltd.	7,695	1,582,154
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinsegae Co. Ltd.	8,457	$ 1,815,597
TK Corp. (a)	66,727	1,332,589
TOTAL KOREA (SOUTH)		17,679,950
Malaysia - 0.6%
Top Glove Corp. Bhd	365,700	759,646
Mexico - 2.3%
Banregio Grupo Financiero SA	146,900	810,459
Consorcio ARA SA de CV (a)	3,531,200	1,166,180
Grupo Herdez S.A.B. de CV	344,817	1,255,759
TOTAL MEXICO		3,232,398
Philippines - 0.8%
BDO Unibank, Inc.	507,527	1,130,303
Poland - 1.8%
Orbis SA	100,600	1,099,330
Warsaw Stock Exchange	114,605	1,370,973
TOTAL POLAND		2,470,303
Russia - 0.6%
Vozrozhdenie Bank (a)	52,800	847,602
Singapore - 1.6%
Ascendas India Trust	2,002,000	1,332,825
Yongnam Holdings Ltd.	3,767,000	917,512
TOTAL SINGAPORE		2,250,337
South Africa - 11.0%
Adcorp Holdings Ltd.	308,400	989,794
Advtech Ltd.	1,438,140	1,057,751
African Bank Investments Ltd.	378,900	1,202,971
African Oxygen Ltd.	77,652	179,127
AngloGold Ashanti Ltd.	50,481	973,967
Astral Foods Ltd.	125,700	1,323,748
Bidvest Group Ltd.	56,500	1,469,309
Illovo Sugar Ltd.	290,900	1,124,569
JSE Ltd.	174,255	1,489,425
Reunert Ltd.	34,633	301,000
SA Corporate Real Estate Fund	3,769,900	1,840,103
Tiger Brands Ltd.	55,425	1,723,928
Zeder Investments Ltd.	3,541,423	1,519,416
TOTAL SOUTH AFRICA		15,195,108
Common Stocks - continued
	Shares	Value
Taiwan - 22.7%
China Steel Chemical Corp.	246,000	$ 1,197,050
Chroma ATE, Inc.	673,000	1,444,588
Cleanaway Co. Ltd.	164,000	1,334,690
CTCI Corp.	670,000	1,340,454
Delta Electronics, Inc.	322,000	1,545,032
E.SUN Financial Holdings Co. Ltd.	3,076,050	1,856,687
Formosa Optical Technology Co. Ltd.	502,000	1,489,488
Insyde Software Corp.	478,000	849,346
Johnson Health Tech Co. Ltd.	436,000	1,167,989
MJC Probe, Inc.	378,000	872,899
Pacific Hospital Supply Co. Ltd.	484,700	1,610,736
Powertech Technology, Inc.	796,000	1,425,188
President Chain Store Corp.	272,000	1,678,671
Sinyi Realty, Inc.	851,000	1,515,005
St. Shine Optical Co. Ltd.	54,000	1,135,300
Standard Foods Corp.	426,000	1,459,003
Synnex Technology International Corp.	668,000	1,130,322
Taiwan Hon Chuan Enterprise Co. Ltd.	657,000	1,826,856
TSRC Corp.	649,000	1,283,035
TXC Corp.	839,000	1,308,715
Unified-President Enterprises Corp.	867,890	1,709,882
Wah Lee Industrial Corp.	697,000	1,051,763
Wistron Corp.	1,136,000	1,153,720
Wowprime Corp.	1,000	14,123
TOTAL TAIWAN		31,400,542
Turkey - 1.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	52,749	876,821
Enka Insaat ve Sanayi A/S	376,800	1,164,397
TOTAL TURKEY		2,041,218
United Arab Emirates - 1.4%
First Gulf Bank PJSC	458,749	1,860,975
Common Stocks - continued
	Shares	Value
United Kingdom - 0.6%
PZ Cussons PLC Class L	135,816	$ 842,191
TOTAL COMMON STOCKS (Cost $129,979,329)		136,512,576
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $129,979,329)		136,512,576
NET OTHER ASSETS (LIABILITIES) - 1.2%		1,686,881
NET ASSETS - 100%		$ 138,199,457
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,134
Fidelity Securities Lending Cash Central Fund	3,124
Total	$ 7,258
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,077,377	$ 23,077,377	$ -	$ -
Consumer Staples	24,175,782	24,175,782	-	-
Energy	1,210,569	1,210,569	-	-
Financials	32,924,330	32,924,330	-	-
Health Care	7,238,325	7,238,325	-	-
Industrials	23,583,760	23,583,760	-	-
Information Technology	13,415,989	13,415,989	-	-
Materials	7,906,676	6,932,709	973,967	-
Telecommunication Services	2,979,768	2,979,768	-	-
Total Investments in Securities:	$ 136,512,576	$ 135,538,609	$ 973,967	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $129,979,329)		$ 136,512,576
Receivable for investments sold		4,331,234
Receivable for fund shares sold		292,646
Dividends receivable		193,739
Distributions receivable from Fidelity Central Funds		2,774
Prepaid expenses		41
Receivable from investment adviser for expense reductions		721
Other affiliated receivables		73,436
Other receivables		59,503
Total assets		141,466,670

Liabilities
Payable to custodian bank	$ 1,254,266
Payable for investments purchased	931,572
Payable for fund shares redeemed	779,496
Accrued management fee	116,634
Distribution and service plan fees payable	5,803
Other affiliated payables	36,163
Other payables and accrued expenses	143,279
Total liabilities		3,267,213

Net Assets		$ 138,199,457
Net Assets consist of:
Paid in capital		$ 129,687,434
Accumulated net investment loss		(58,376)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,019,054
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,551,345
Net Assets		$ 138,199,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,126,764 ÷ 402,407 shares)	$ 12.74

Maximum offering price per share (100/94.25 of $12.74)	$ 13.52
Class T: Net Asset Value and redemption price per share ($2,160,694 ÷ 170,037 shares)	$ 12.71

Maximum offering price per share (100/96.50 of $12.71)	$ 13.17
Class C: Net Asset Value and offering price per share ($2,575,193 ÷ 203,681 shares)A	$ 12.64

Emerging Markets Discovery: Net Asset Value, offering price and redemption price per share ($124,732,292 ÷ 9,774,033 shares)	$ 12.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,604,514 ÷ 282,458 shares)	$ 12.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 873,314
Income from Fidelity Central Funds		7,258
Income before foreign taxes withheld		880,572
Less foreign taxes withheld		(75,927)
Total income		804,645

Expenses
Management fee	$ 504,177
Transfer agent fees	143,861
Distribution and service plan fees	31,815
Accounting and security lending fees	30,569
Custodian fees and expenses	262,063
Independent trustees' compensation	311
Registration fees	51,447
Audit	36,252
Legal	114
Miscellaneous	236
Total expenses before reductions	1,060,845
Expense reductions	(232,291)	828,554
Net investment income (loss)		(23,909)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $44,699)	2,269,591
Foreign currency transactions	(114,366)
Total net realized gain (loss)		2,155,225
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $33,633)	3,849,539
Assets and liabilities in foreign currencies	18,278
Total change in net unrealized appreciation (depreciation)		3,867,817
Net gain (loss)		6,023,042
Net increase (decrease) in net assets resulting from operations		$ 5,999,133

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	For the period November 1, 2011 (commencement of operations) to October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (23,909)	$ 275,092
Net realized gain (loss)	2,155,225	834,546
Change in net unrealized appreciation (depreciation)	3,867,817	2,683,528
Net increase (decrease) in net assets resulting from operations	5,999,133	3,793,166
Distributions to shareholders from net investment income	(286,293)	(7,760)
Distributions to shareholders from net realized gain	(914,866)	-
Total distributions	(1,201,159)	(7,760)
Share transactions - net increase (decrease)	87,435,900	41,986,470
Redemption fees	159,701	34,006
Total increase (decrease) in net assets	92,393,575	45,805,882

Net Assets
Beginning of period	45,805,882	-
End of period (including accumulated net investment loss of $58,376 and undistributed net investment income of $251,826, respectively)	$ 138,199,457	$ 45,805,882

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.12
Net realized and unrealized gain (loss)	1.09	1.76
Total from investment operations	1.08	1.88
Distributions from net investment income	(.04)	(.01)
Distributions from net realized gain	(.20)	-
Total distributions	(.25) J	(.01)
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 12.74	$ 11.89
Total Return B, C, D	9.35%	19.00%
Ratios to Average Net Assets F, I
Expenses before reductions	2.04% A	3.49%
Expenses net of fee waivers, if any	1.70% A	1.70%
Expenses net of all reductions	1.61% A	1.64%
Net investment income (loss)	(.24)% A	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,127	$ 1,671
Portfolio turnover rate G	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.10
Net realized and unrealized gain (loss)	1.09	1.75
Total from investment operations	1.06	1.85
Distributions from net investment income	(.03)	- J
Distributions from net realized gain	(.20)	-
Total distributions	(.24) K	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 12.71	$ 11.87
Total Return B, C, D	9.19%	18.75%
Ratios to Average Net Assets F, I
Expenses before reductions	2.39% A	3.77%
Expenses net of fee waivers, if any	1.95% A	1.95%
Expenses net of all reductions	1.86% A	1.89%
Net investment income (loss)	(.49)% A	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,161	$ 1,700
Portfolio turnover rate G	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	.04
Net realized and unrealized gain (loss)	1.07	1.76
Total from investment operations	1.01	1.80
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.20)	-
Total distributions	(.21)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 12.64	$ 11.82
Total Return B, C, D	8.82%	18.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.78% A	4.32%
Expenses net of fee waivers, if any	2.45% A	2.45%
Expenses net of all reductions	2.36% A	2.39%
Net investment income (loss)	(.99)% A	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,575	$ 1,474
Portfolio turnover rate G	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets Discovery

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	.15
Net realized and unrealized gain (loss)	1.09	1.76
Total from investment operations	1.09	1.91
Distributions from net investment income	(.07)	(.01)
Distributions from net realized gain	(.20)	-
Total distributions	(.27)	(.01)
Redemption fees added to paid in capital D	.02	.02
Net asset value, end of period	$ 12.76	$ 11.92
Total Return B, C	9.43%	19.35%
Ratios to Average Net Assets E, H
Expenses before reductions	1.75% A	3.02%
Expenses net of fee waivers, if any	1.45% A	1.45%
Expenses net of all reductions	1.36% A	1.39%
Net investment income (loss)	.01% A	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,732	$ 39,135
Portfolio turnover rate F	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	.15
Net realized and unrealized gain (loss)	1.09	1.76
Total from investment operations	1.09	1.91
Distributions from net investment income	(.07)	(.01)
Distributions from net realized gain	(.20)	-
Total distributions	(.27)	(.01)
Redemption fees added to paid in capital D	.02	.02
Net asset value, end of period	$ 12.76	$ 11.92
Total Return B, C	9.43%	19.35%
Ratios to Average Net Assets E, H
Expenses before reductions	1.75% A	3.21%
Expenses net of fee waivers, if any	1.45% A	1.45%
Expenses net of all reductions	1.36% A	1.39%
Net investment income (loss)	.01% A	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,605	$ 1,825
Portfolio turnover rate F	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Discovery Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open- end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,060,412
Gross unrealized depreciation	(5,771,297)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,289,115

Tax cost	$ 130,223,461

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $172,921,535 and $87,091,602, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .86% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,547	$ 354
Class T	.25%	.25%	5,176	412
Class C	.75%	.25%	21,092	6,703
			$ 31,815	$ 7,469

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,439
Class T	1,382
Class C*	138
$ 6,959

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,270.28
Class T	3,346.32
Class C	4,820.23
Emerging Markets Discovery	125,673.24
Institutional Class	3,752.21
	$ 143,861

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $203 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $129 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,124. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$ 7,571
Class T	1.95%	4,546
Class C	2.45%	6,886
Emerging Markets Discovery	1.45%	153,719
Institutional Class	1.45%	5,304
		$ 178,026

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $721.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $53,537 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012A
From net investment income
Class A	$ 7,274	$ 435
Class T	5,643	203
Class C	1,195	-
Emerging Markets Discovery	259,277	6,522
Institutional Class	12,904	600
Total	$ 286,293	$ 7,760
From net realized gain
Class A	$ 33,559	$ -
Class T	33,691	-
Class C	30,324	-
Emerging Markets Discovery	778,518	-
Institutional Class	38,774	-
Total	$ 914,866	$ -

A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012A	Six months ended April 30, 2013	Year ended October 31, 2012A
Class A
Shares sold	505,161	197,037	$ 6,330,332	$ 2,112,904
Reinvestment of distributions	3,013	46	36,310	435
Shares redeemed	(246,252)	(56,598)	(3,055,761)	(637,589)
Net increase (decrease)	261,922	140,485	$ 3,310,881	$ 1,475,750
Class T
Shares sold	131,645	182,780	$ 1,623,318	$ 1,990,143
Reinvestment of distributions	3,232	22	38,882	203
Shares redeemed	(108,096)	(39,546)	(1,330,517)	(451,707)
Net increase (decrease)	26,781	143,256	$ 331,683	$ 1,538,639
Class C
Shares sold	348,482	161,266	$ 4,246,416	$ 1,743,293
Reinvestment of distributions	2,629	-	31,519	-
Shares redeemed	(272,185)	(36,511)	(3,362,756)	(415,821)
Net increase (decrease)	78,926	124,755	$ 915,179	$ 1,327,472
Emerging Markets Discovery
Shares sold	9,875,959	4,074,333	$ 123,542,850	$ 44,757,138
Reinvestment of distributions	72,226	681	871,750	6,419
Shares redeemed	(3,457,406)	(791,760)	(43,120,966)	(8,744,517)
Net increase (decrease)	6,490,779	3,283,254	$ 81,293,634	$ 36,019,040
Institutional Class
Shares sold	214,205	199,001	$ 2,638,881	$ 2,149,513
Reinvestment of distributions	3,612	64	43,597	600
Shares redeemed	(88,468)	(45,956)	(1,097,955)	(524,544)
Net increase (decrease)	129,349	153,109	$ 1,584,523	$ 1,625,569

A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AEMDI-USAN-0613
1.931245.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Emerging Markets

Fund - Class A, Class T,
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Total Emerging
Markets Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Total Emerging Markets Fund
Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.64%
Actual		$ 1,000.00	$ 1,051.10	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Class T	1.90%
Actual		$ 1,000.00	$ 1,050.00	$ 9.66
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	2.40%
Actual		$ 1,000.00	$ 1,046.60	$ 12.18
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Total Emerging Markets	1.40%
Actual		$ 1,000.00	$ 1,052.20	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,052.20	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Total Emerging Markets Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.0	3.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.4	1.9
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	1.4	1.6
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.3	1.1
Mobile TeleSystems OJSC (Russia, Wireless)	1.3	1.1
	10.4
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	19.5
Energy	13.0	13.9
Information Technology	10.7	9.7
Materials	8.1	9.1
Consumer Staples	7.3	6.7
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	10.9	10.7
Brazil	10.1	11.2
Russia	8.1	8.4
Mexico	6.4	4.5
Taiwan	5.9	5.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 75.7%	Stocks 72.4%
Bonds 22.3%	Bonds 24.5%
Short-Term Investments and Net Other Assets (Liabilities) 2.0%	Short-Term Investments and Net Other Assets (Liabilities) 3.1%

Semiannual Report

Fidelity Total Emerging Markets Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.4%
	Shares	Value
Australia - 0.1%
Paladin Energy Ltd. (Australia) (a)	208,993	$ 163,581
Austria - 0.3%
Erste Group Bank AG	12,090	378,942
Bailiwick of Jersey - 0.2%
Atrium European Real Estate Ltd.	46,856	279,656
Bermuda - 2.1%
Aquarius Platinum Ltd. (Australia) (a)	171,627	103,197
BW Offshore Ltd.	417,199	393,577
Cosan Ltd. Class A	27,148	563,321
GP Investments Ltd. Class A (depositary receipt) (a)	123,822	292,110
Kunlun Energy Co. Ltd.	174,000	340,370
Seadrill Ltd.	8,414	322,027
Shangri-La Asia Ltd.	102,000	197,161
Stolt-Nielsen SA	10,865	224,215
Vostok Nafta Investment Ltd. SDR	8,800	43,721
TOTAL BERMUDA		2,479,699
Brazil - 8.3%
Anhanguera Educacional Participacoes SA	29,600	532,748
Arezzo Industria e Comercio SA	10,600	223,364
Banco do Brasil SA	17,790	224,070
BHG SA (Brazil Hospitality Group) (a)	22,300	193,046
BM&F Bovespa SA	82,500	572,748
BR Properties SA	21,100	233,911
Brasil Brokers Participacoes SA	38,500	135,854
CCR SA	29,900	292,611
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	8,700	365,574
Companhia de Saneamento de Minas Gerais	5,714	131,658
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	18,775	334,946
Estacio Participacoes SA	11,700	277,771
Fibria Celulose SA (a)	14,400	153,374
Gerdau SA sponsored ADR	55,100	432,535
Itau Unibanco Holding SA sponsored ADR	77,600	1,306,008
Mills Estruturas e Servicos de Engenharia SA	18,500	303,009
Multiplus SA	16,800	276,928
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	23,606	471,412
sponsored ADR	9,293	177,961
Smiles SA	16,100	183,954
Sul America SA unit	22,875	170,927
Common Stocks - continued
	Shares	Value
Brazil - continued
Telefonica Brasil SA sponsored ADR	13,680	$ 363,614
TIM Participacoes SA sponsored ADR	10,140	211,520
Ultrapar Participacoes SA	25,500	678,683
Vale SA (PN-A) sponsored ADR	104,700	1,702,422
TOTAL BRAZIL		9,950,648
Canada - 1.1%
First Quantum Minerals Ltd.	13,100	228,725
Goldcorp, Inc.	11,200	331,514
Guyana Goldfields, Inc. (a)	200	357
Guyana Goldfields, Inc. (a)(e)	35,100	62,713
Pan American Silver Corp.	10,300	135,960
Petrominerales Ltd.	31,225	172,327
Torex Gold Resources, Inc. (a)	90,300	125,485
Yamana Gold, Inc.	19,500	241,367
TOTAL CANADA		1,298,448
Cayman Islands - 5.0%
21Vianet Group, Inc. ADR (a)	17,720	160,189
Anta Sports Products Ltd.	285,000	238,720
Anton Oilfield Services Group	570,000	454,669
Belle International Holdings Ltd.	110,000	179,455
China Liansu Group Holdings Ltd.	308,000	175,430
Cimc Enric Holdings Ltd.	184,000	199,171
Eurasia Drilling Co. Ltd. GDR (Reg. S)	13,817	540,245
Greatview Aseptic Pack Co. Ltd.	721,000	431,105
Haitian International Holdings Ltd.	170,000	290,922
Hengan International Group Co. Ltd.	85,500	883,630
Hilong Holdings Ltd.	335,000	136,847
Springland International Holdings Ltd.	276,000	143,688
SPT Energy Group, Inc.	276,000	134,441
Tencent Holdings Ltd.	29,700	1,018,813
Uni-President China Holdings Ltd.	387,000	420,904
Veripos	45,265	153,853
Xueda Education Group sponsored ADR	37,500	127,875
Yingde Gases Group Co. Ltd.	319,500	307,554
TOTAL CAYMAN ISLANDS		5,997,511
Chile - 0.6%
Aguas Andinas SA	222,041	176,803
Empresa Nacional de Electricidad SA	81,980	145,352
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	5,250	$ 101,221
Inversiones La Construccion SA	17,589	337,214
TOTAL CHILE		760,590
China - 5.4%
BBMG Corp. (H Shares)	429,000	344,410
China Communications Construction Co. Ltd. (H Shares)	338,000	323,620
China Construction Bank Corp. (H Shares)	1,696,000	1,420,591
China Pacific Insurance Group Co. Ltd. (H Shares)	249,900	898,463
China Suntien Green Energy Corp. Ltd. (H Shares)	1,927,800	558,952
China Telecom Corp. Ltd. (H Shares)	868,257	444,857
Dongfeng Motor Group Co. Ltd. (H Shares)	314,000	467,754
Industrial & Commercial Bank of China Ltd. (H Shares)	1,921,000	1,351,605
Maanshan Iron & Steel Ltd. (H Shares) (a)	614,000	151,123
PICC Property & Casualty Co. Ltd. (H Shares)	144,000	184,821
Weichai Power Co. Ltd. (H Shares)	98,400	342,999
TOTAL CHINA		6,489,195
Colombia - 0.4%
Ecopetrol SA ADR	8,742	415,857
Cyprus - 0.3%
Globaltrans Investment PLC:
GDR (e)	3,300	46,860
GDR (Reg. S)	19,800	281,160
TOTAL CYPRUS		328,020
Egypt - 0.2%
Orascom Telecom Holding SAE GDR (Reg. S) (a)	79,500	267,915
Ghana - 0.2%
Ecobank Transnational, Inc.	2,854,414	270,989
Hong Kong - 1.0%
AIA Group Ltd.	45,600	202,434
Far East Horizon Ltd.	293,000	199,357
Lenovo Group Ltd.	640,000	584,731
Sinotruk Hong Kong Ltd.	328,000	182,594
TOTAL HONG KONG		1,169,116
India - 5.6%
Axis Bank Ltd.	32,096	892,422
Bharti Airtel Ltd. (a)	38,926	231,120
Bharti Infratel Ltd.	65,810	217,957
Eicher Motors Ltd.	3,999	220,371
Common Stocks - continued
	Shares	Value
India - continued
Grasim Industries Ltd. (a)	5,088	$ 280,906
Indiabulls Real Estate Ltd.	489,021	678,171
ITC Ltd.	169,650	1,039,199
JK Cement Ltd. (a)	18,341	89,817
Larsen & Toubro Ltd.	13,922	392,155
Lupin Ltd.	22,800	298,394
Maruti Suzuki India Ltd.	12,669	410,947
Muthoot Finance Ltd. (a)	31,840	77,991
NHPC Ltd.	473,642	191,010
NTPC Ltd.	120,112	352,047
Phoenix Mills Ltd. (a)	39,839	201,440
SREI Infrastructure Finance Ltd.	751,644	420,030
State Bank of India	13,558	571,843
Ultratech Cemco Ltd.	5,320	188,368
TOTAL INDIA		6,754,188
Indonesia - 2.1%
PT Bakrieland Development Tbk (a)	34,525,500	184,656
PT Bank Rakyat Indonesia Tbk	603,500	583,480
PT Bank Tabungan Negara Tbk	1,650,700	252,974
PT Indo Tambangraya Megah Tbk	46,500	175,765
PT Kalbe Farma Tbk	2,108,500	301,446
PT Lippo Karawaci Tbk	444,500	61,720
PT Telkomunikasi Indonesia Tbk sponsored ADR	19,419	929,588
TOTAL INDONESIA		2,489,629
Ireland - 0.0%
Accenture PLC Class A	200	16,288
Israel - 0.2%
NICE Systems Ltd. sponsored ADR (a)	7,200	255,384
Italy - 0.2%
Saipem SpA	7,549	213,746
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan GDR unit (a)	23,339	170,375
Kenya - 0.5%
Equity Bank Ltd.	1,158,000	431,832
Safaricom Ltd.	2,140,644	174,981
TOTAL KENYA		606,813
Korea (South) - 10.0%
AMOREPACIFIC Group, Inc.	905	343,397
Daou Technology, Inc.	9,700	176,546
Common Stocks - continued
	Shares	Value
Korea (South) - continued
E-Mart Co. Ltd.	3,698	$ 721,734
Hana Financial Group, Inc.	21,120	674,852
Hankook Shell Oil Co. Ltd.	352	120,144
Hyundai Heavy Industries Co. Ltd.	1,888	344,485
Hyundai Industrial Development & Construction Co.	9,540	195,717
KB Financial Group, Inc.	22,280	728,404
Korea Electric Power Corp. (a)	14,980	431,785
Korean Reinsurance Co.	36,070	353,624
KT&G Corp.	5,741	413,269
LG Chemical Ltd.	2,262	533,873
LG Corp.	6,298	375,041
Lotte Chemical Corp.	1,104	162,853
LS Industrial Systems Ltd.	5,813	328,218
NHN Corp.	410	110,166
Orion Corp.	390	412,442
POSCO sponsored ADR	8,600	619,114
Samsung Electronics Co. Ltd.	3,513	4,847,229
SK Hynix, Inc.	6,070	164,752
TOTAL KOREA (SOUTH)		12,057,645
Luxembourg - 0.3%
Subsea 7 SA	17,400	374,765
Malaysia - 0.8%
Axiata Group Bhd	156,200	347,567
Bumiputra-Commerce Holdings Bhd	17,400	44,265
Petronas Dagangan Bhd	33,300	258,520
SapuraKencana Petroleum Bhd (a)	234,000	244,575
TOTAL MALAYSIA		894,927
Mexico - 3.8%
America Movil S.A.B. de CV Series L sponsored ADR	48,530	1,037,571
CEMEX SA de CV sponsored ADR	55,835	628,144
El Puerto de Liverpool SA Class C	26,700	337,645
Fibra Uno Administracion SA de CV	68,700	264,224
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	8,400	952,476
Grupo Comercial Chedraui de CV	126,400	482,082
Grupo Televisa SA de CV (CPO) sponsored ADR	32,400	820,368
Infraestructura Energetica Nova S.A.B. de CV	29,500	100,582
TOTAL MEXICO		4,623,092
Common Stocks - continued
	Shares	Value
Netherlands - 0.3%
ASML Holding NV (Netherlands)	1,600	$ 119,061
Fugro NV (Certificaten Van Aandelen)	3,975	229,942
TOTAL NETHERLANDS		349,003
Nigeria - 1.4%
Guaranty Trust Bank PLC GDR (Reg. S)	89,400	733,080
Zenith Bank PLC	7,436,801	948,427
TOTAL NIGERIA		1,681,507
Norway - 0.8%
ElectroMagnetic GeoServices ASA (a)	141,589	205,024
Sevan Drilling ASA (a)	172,125	101,487
Spectrum ASA	13,900	128,358
TGS Nopec Geophysical Co. ASA	13,628	488,023
TOTAL NORWAY		922,892
Panama - 0.3%
Copa Holdings SA Class A	3,200	401,856
Philippines - 1.4%
Metro Pacific Investments Corp.	1,688,500	249,738
Metropolitan Bank & Trust Co.	159,300	481,672
Philippine Long Distance Telephone Co.	795	58,736
Robinsons Land Corp.	1,408,300	879,012
TOTAL PHILIPPINES		1,669,158
Poland - 0.5%
Eurocash SA	16,300	293,517
Polski Koncern Naftowy Orlen SA (a)	17,100	265,171
TOTAL POLAND		558,688
Russia - 5.2%
Bank St. Petersburg OJSC	47,500	59,104
Bank St. Petersburg OJSC rights (a)	17,194	0
DIXY Group OJSC (a)	21,005	268,865
E.ON Russia JSC (a)	8,304,800	670,108
Gazprom OAO sponsored ADR	36,332	288,839
LSR Group OJSC GDR (Reg. S)	25,000	108,750
Lukoil Oil Co. (a)	2,900	183,524
Magnit OJSC	2,422	515,427
Magnit OJSC GDR (Reg. S)	3,200	163,200
Magnitogorsk Iron & Steel Works OJSC unit	39,500	118,895
Mobile TeleSystems OJSC (a)	159,840	1,407,406
Mobile TeleSystems OJSC sponsored ADR	7,200	149,040
Raspadskaya OAO (a)	50,812	74,323
Common Stocks - continued
	Shares	Value
Russia - continued
RusHydro JSC sponsored ADR	44,790	$ 77,039
Sberbank (Savings Bank of the Russian Federation) (a)	506,550	1,611,042
Sistema JSFC (a)	395,900	336,412
VTB Bank JSC sponsored GDR (Reg. S)	84,900	267,435
TOTAL RUSSIA		6,299,409
Singapore - 0.8%
Ezion Holdings Ltd.	171,000	283,218
First Resources Ltd.	191,000	268,271
Super Group Ltd. Singapore	120,000	382,885
TOTAL SINGAPORE		934,374
South Africa - 2.7%
Absa Group Ltd.	25,291	416,251
Aspen Pharmacare Holdings Ltd.	18,500	401,811
Blue Label Telecoms Ltd.	93,900	80,679
Impala Platinum Holdings Ltd.	26,500	361,641
JSE Ltd.	39,770	339,930
Life Healthcare Group Holdings Ltd.	80,600	340,508
Naspers Ltd. Class N	14,100	943,562
Reunert Ltd.	25,500	221,624
Wilson Bayly Holmes-Ovcon Ltd.	10,400	179,061
TOTAL SOUTH AFRICA		3,285,067
Sri Lanka - 0.2%
Dialog Axiata PLC	3,553,000	263,497
Taiwan - 5.9%
Advantech Co. Ltd.	3,000	14,344
Chipbond Technology Corp.	110,000	279,756
Chroma ATE, Inc.	99,000	212,503
Cleanaway Co. Ltd.	25,000	203,459
E.SUN Financial Holdings Co. Ltd.	557,000	336,202
ECLAT Textile Co. Ltd.	88,000	531,163
Hon Hai Precision Industry Co. Ltd. (Foxconn)	191,500	494,822
MediaTek, Inc.	58,000	708,037
Taiwan Fertilizer Co. Ltd.	215,000	514,717
Taiwan Semiconductor Manufacturing Co. Ltd.	501,000	1,860,814
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	55,100	1,051,308
Unified-President Enterprises Corp.	336,660	663,274
Yuanta Financial Holding Co. Ltd.	578,000	293,998
TOTAL TAIWAN		7,164,397
Common Stocks - continued
	Shares	Value
Thailand - 1.1%
Bangkok Bank PCL (For. Reg.)	110,800	$ 856,954
PTT Exploration and Production PCL (For. Reg.)	28,600	150,065
PTT Global Chemical PCL (For. Reg.)	125,900	313,141
TOTAL THAILAND		1,320,160
Turkey - 2.2%
Aygaz A/S	66,500	362,778
TAV Havalimanlari Holding A/S	54,000	381,035
Tupras Turkiye Petrol Rafinelleri A/S	18,200	507,600
Turkiye Garanti Bankasi A/S	129,400	714,578
Turkiye Halk Bankasi A/S	35,100	382,767
Turkiye Is Bankasi A/S Series C	90,600	349,715
TOTAL TURKEY		2,698,473
United Kingdom - 0.4%
Evraz PLC	44,900	108,105
Kazakhmys PLC	21,300	114,578
Mondi PLC	21,700	287,021
TOTAL UNITED KINGDOM		509,704
United States of America - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	3,882	251,554
Universal Display Corp. (a)	8,327	261,801
TOTAL UNITED STATES OF AMERICA		513,355
TOTAL COMMON STOCKS (Cost $77,068,709)		87,278,559
Nonconvertible Preferred Stocks - 3.3%

Brazil - 1.1%
Banco do Estado Rio Grande do Sul SA	49,150	413,688
Braskem SA (PN-A)	46,600	405,268
Companhia Paranaense de Energia-Copel (PN-B)	1,115	19,789
Lojas Americanas SA (PN)	57,833	504,693
TOTAL BRAZIL		1,343,438
Chile - 0.2%
Embotelladora Andina SA Class A	42,382	224,981
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 0.9%
Hyundai Motor Co. Series 2	7,162	$ 539,615
Samsung Electronics Co. Ltd.	601	475,187
TOTAL KOREA (SOUTH)		1,014,802
Russia - 1.1%
Sberbank (Savings Bank of the Russian Federation)	328,200	760,249
Surgutneftegaz JSC	859,750	602,958
TOTAL RUSSIA		1,363,207
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,435,755)		3,946,428
Nonconvertible Bonds - 7.4%
		Principal Amount (c)
Bailiwick of Jersey - 0.2%
Polyus Gold International Ltd. 5.625% 4/29/20 (e)		$ 200,000	204,260
Canada - 0.4%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		400,000	456,600
Cayman Islands - 0.4%
Odebrecht Finance Ltd. 7.5% (e)(f)		475,000	515,375
Costa Rica - 0.4%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		400,000	458,000
Georgia - 0.3%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		300,000	321,000
Indonesia - 0.5%
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (e)		300,000	321,000
PT Pertamina Persero 5.25% 5/23/21 (e)		300,000	327,000
TOTAL INDONESIA			648,000
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		150,000	180,750
Luxembourg - 0.2%
RSHB Capital SA 5.298% 12/27/17 (e)		200,000	214,000
Mexico - 1.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	9,750,000	862,800
Petroleos Mexicanos:
4.875% 1/24/22		375,000	425,625
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - continued
Petroleos Mexicanos: - continued
5.5% 1/21/21		$ 300,000	$ 352,500
6.625% (e)(f)		300,000	321,000
TOTAL MEXICO			1,961,925
Netherlands - 1.2%
Access Finance BV 7.25% 7/25/17 (e)		400,000	425,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		250,000	264,375
Indo Energy Finance II BV 6.375% 1/24/23 (e)		300,000	305,250
KazMunaiGaz Finance Sub BV 6.375% 4/9/21 (e)		400,000	469,000
TOTAL NETHERLANDS			1,463,625
Turkey - 0.2%
Arcelik A/S 5% 4/3/23 (e)		200,000	205,500
Venezuela - 1.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,100,000	1,061,500
8.5% 11/2/17 (e)		1,300,000	1,257,750
TOTAL VENEZUELA			2,319,250
TOTAL NONCONVERTIBLE BONDS (Cost $8,618,633)			8,948,285
Government Obligations - 14.9%

Aruba - 0.3%
Aruba Government 4.625% 9/14/23 (e)		400,000	414,600
Azerbaijan - 0.3%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		300,000	322,530
Barbados - 0.1%
Barbados Government 7% 8/4/22 (e)		100,000	105,000
Belarus - 0.4%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		325,000	339,219
8.95% 1/26/18		100,000	108,500
TOTAL BELARUS			447,719
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(e)		582,500	407,750
Government Obligations - continued
		Principal Amount (c)	Value
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		$ 100,000	$ 116,250
Bolivia - 0.2%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	204,000
Brazil - 0.7%
Brazilian Federative Republic:
5.625% 1/7/41		285,000	358,388
10.125% 5/15/27		95,000	169,338
12.25% 3/6/30		175,000	349,563
TOTAL BRAZIL			877,289
Cayman Islands - 0.2%
Cayman Island Government 5.95% 11/24/19 (e)		200,000	236,000
Colombia - 0.1%
Colombian Republic 10.375% 1/28/33		90,000	160,650
Congo - 0.3%
Congo Republic 3% 6/30/29 (d)		329,175	310,247
Croatia - 0.2%
Croatia Republic 6.25% 4/27/17 (e)		200,000	219,500
Dominica - 0.1%
Dominican Republic 5.875% 4/18/24 (e)		150,000	152,625
Ecuador - 0.3%
Ecuador Republic 9.375% 12/15/15 (e)		386,000	406,265
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (e)		200,000	224,000
Hungary - 0.1%
Hungarian Republic 4.75% 2/3/15		140,000	143,500
Iceland - 0.2%
Republic of Iceland 5.875% 5/11/22 (e)		200,000	230,750
Indonesia - 0.2%
Indonesian Republic 4.625% 4/15/43 (e)		250,000	258,125
Iraq - 0.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		300,000	272,250
Ivory Coast - 0.2%
Ivory Coast 7.1% 12/31/32 (d)		275,000	262,295
Jamaica - 0.1%
Jamaican Government 8% 6/24/19		150,000	149,250
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		300,000	297,000
Government Obligations - continued
		Principal Amount (c)	Value
Latvia - 0.2%
Latvian Republic 2.75% 1/12/20 (e)		$ 200,000	$ 199,500
Lebanon - 0.8%
Lebanese Republic:
6.1% 10/4/22		390,000	389,532
11.625% 5/11/16 (Reg. S)		475,000	565,250
TOTAL LEBANON			954,782
Lithuania - 0.2%
Lithuanian Republic:
6.125% 3/9/21 (e)		100,000	122,750
7.375% 2/11/20 (e)		100,000	129,375
TOTAL LITHUANIA			252,125
Mexico - 1.0%
United Mexican States:
4.75% 3/8/44		150,000	165,000
5.75% 10/12/2110		500,000	591,250
6.05% 1/11/40		300,000	394,500
TOTAL MEXICO			1,150,750
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (e)		200,000	207,000
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	223,586
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	274,688
Nigeria - 0.3%
Republic of Nigeria 6.75% 1/28/21 (e)		350,000	411,250
Panama - 0.3%
Panamanian Republic:
4.3% 4/29/53		200,000	201,000
8.875% 9/30/27		95,000	151,858
TOTAL PANAMA			352,858
Peru - 0.7%
Peruvian Republic:
5.625% 11/18/50		100,000	129,000
Government Obligations - continued
		Principal Amount (c)	Value
Peru - continued
Peruvian Republic: - continued
7.35% 7/21/25		$ 100,000	$ 145,250
8.75% 11/21/33		300,000	514,500
TOTAL PERU			788,750
Philippines - 0.5%
Philippine Republic:
6.375% 10/23/34		100,000	139,380
10.625% 3/16/25		300,000	514,140
TOTAL PHILIPPINES			653,520
Romania - 0.2%
Romanian Republic 6.75% 2/7/22 (e)		190,000	233,472
Russia - 1.8%
Russian Federation:
5.625% 4/4/42 (e)		750,000	895,350
7.5% 3/31/30 (Reg. S)		260,750	328,154
12.75% 6/24/28 (Reg. S)		450,000	885,375
TOTAL RUSSIA			2,108,879
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	241,500
Serbia - 0.4%
Republic of Serbia 6.75% 11/1/24 (e)		440,000	445,500
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		300,000	325,500
Turkey - 1.6%
Turkish Republic:
4.875% 4/16/43		400,000	410,000
7% 6/5/20		350,000	439,250
7.5% 9/24/14	TRY	1,115,000	641,230
11.875% 1/15/30		200,000	381,000
TOTAL TURKEY			1,871,480
Ukraine - 0.5%
Ukraine Government:
7.75% 9/23/20 (e)		225,000	228,105
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - continued
Ukraine Government: - continued
7.8% 11/28/22 (e)		$ 200,000	$ 198,500
9.25% 7/24/17 (e)		200,000	213,500
TOTAL UKRAINE			640,105
Venezuela - 0.1%
Venezuelan Republic 7.75% 10/13/19 (Reg. S)		185,000	172,975
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	196,300
TOTAL GOVERNMENT OBLIGATIONS (Cost $17,208,349)			17,922,115
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $2,592,475)	2,592,475	2,592,475
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $108,923,921)		120,687,862
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(102,994)
NET ASSETS - 100%		$ 120,584,868
Currency Abbreviations
MXN	-	Mexican peso
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,337,111 or 11.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,954
Fidelity Securities Lending Cash Central Fund	19
Total	$ 2,973
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,853,529	$ 6,442,582	$ 410,947	$ -
Consumer Staples	8,815,127	8,815,127	-	-
Energy	10,345,994	10,345,994	-	-
Financials	25,298,316	24,569,912	728,404	-
Health Care	1,342,159	1,342,159	-	-
Industrials	6,417,073	6,417,073	-	-
Information Technology	13,063,285	11,083,410	1,979,875	-
Materials	9,552,605	9,271,699	280,906	-
Telecommunication Services	6,543,002	6,039,409	503,593	-
Utilities	2,993,897	2,562,112	431,785	-
Corporate Bonds	8,948,285	-	8,948,285	-
Government Obligations	17,922,115	-	17,922,115	-
Money Market Funds	2,592,475	2,592,475	-	-
Total Investments in Securities:	$ 120,687,862	$ 89,481,952	$ 31,205,910	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.3%
BBB	8.7%
BB	4.7%
B	4.9%
CCC,CC,C	0.4%
Not Rated	2.3%
Equities	75.7%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $106,331,446)	$ 118,095,387
Fidelity Central Funds (cost $2,592,475)	2,592,475
Total Investments (cost $108,923,921)		$ 120,687,862
Cash		277,354
Foreign currency held at value (cost $157,263)		157,731
Receivable for investments sold Regular delivery		1,251,551
Delayed delivery		85,726
Receivable for fund shares sold		153,769
Dividends receivable		318,101
Interest receivable		447,663
Distributions receivable from Fidelity Central Funds		310
Prepaid expenses		153
Receivable from investment adviser for expense reductions		22,641
Other receivables		16,186
Total assets		123,419,047

Liabilities
Payable for investments purchased	$ 2,007,405
Payable for fund shares redeemed	469,122
Accrued management fee	81,560
Distribution and service plan fees payable	11,192
Other affiliated payables	29,046
Custodian fee payable	103,223
Other payables and accrued expenses	132,631
Total liabilities		2,834,179

Net Assets		$ 120,584,868
Net Assets consist of:
Paid in capital		$ 110,138,579
Undistributed net investment income		713,142
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,927,528)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,660,675
Net Assets		$ 120,584,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,476,758 ÷ 1,463,992 shares)	$ 11.25

Maximum offering price per share (100/94.25 of $11.25)	$ 11.94
Class T: Net Asset Value and redemption price per share ($6,896,130 ÷ 613,601 shares)	$ 11.24

Maximum offering price per share (100/96.50 of $11.24)	$ 11.65
Class C: Net Asset Value and offering price per share ($6,630,700 ÷ 590,850 shares)A	$ 11.22

Total Emerging Markets: Net Asset Value, offering price and redemption price per share ($86,723,516 ÷ 7,695,787 shares)	$ 11.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,857,764 ÷ 342,336 shares)	$ 11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 967,158
Interest		922,268
Income from Fidelity Central Funds		2,973
Income before foreign taxes withheld		1,892,399
Less foreign taxes withheld		(106,677)
Total income		1,785,722

Expenses
Management fee	$ 507,822
Transfer agent fees	126,918
Distribution and service plan fees	57,423
Accounting and security lending fees	32,663
Custodian fees and expenses	188,229
Independent trustees' compensation	388
Registration fees	33,099
Audit	41,279
Legal	197
Interest	253
Miscellaneous	559
Total expenses before reductions	988,830
Expense reductions	(71,540)	917,290
Net investment income (loss)		868,432
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $21,667)	(60,068)
Investment not meeting investment restrictions	922
Foreign currency transactions	(16,224)
Futures contracts	(121,167)
Total net realized gain (loss)		(196,537)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $40,863)	3,800,664
Assets and liabilities in foreign currencies	509
Total change in net unrealized appreciation (depreciation)		3,801,173
Net gain (loss)		3,604,636
Net increase (decrease) in net assets resulting from operations		$ 4,473,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	For the period November 1, 2011 (commencement of operations) to October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 868,432	$ 1,612,877
Net realized gain (loss)	(196,537)	(1,586,062)
Change in net unrealized appreciation (depreciation)	3,801,173	7,859,502
Net increase (decrease) in net assets resulting from operations	4,473,068	7,886,317
Distributions to shareholders from net investment income	(1,561,667)	(96,645)
Distributions to shareholders from net realized gain	(137,352)	-
Total distributions	(1,699,019)	(96,645)
Share transactions - net increase (decrease)	14,722,132	95,209,478
Redemption fees	62,320	27,217
Total increase (decrease) in net assets	17,558,501	103,026,367

Net Assets
Beginning of period	103,026,367	-
End of period (including undistributed net investment income of $713,142 and undistributed net investment income of $1,406,377, respectively)	$ 120,584,868	$ 103,026,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.20
Net realized and unrealized gain (loss)	.47	.68
Total from investment operations	.54	.88
Distributions from net investment income	(.15)	(.02)
Distributions from net realized gain	(.01)	-
Total distributions	(.16)	(.02)
Redemption fees added to paid in capital E	.01	- J
Net asset value, end of period	$ 11.25	$ 10.86
Total Return B, C, D	5.11%	8.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.75% A	1.87%
Expenses net of fee waivers, if any	1.64% A	1.65%
Expenses net of all reductions	1.61% A	1.62%
Net investment income (loss)	1.23% A	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,477	$ 7,675
Portfolio turnover rate G	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.17
Net realized and unrealized gain (loss)	.48	.68
Total from investment operations	.53	.85
Distributions from net investment income	(.12)	(.01)
Distributions from net realized gain	(.01)	-
Total distributions	(.14) K	(.01)
Redemption fees added to paid in capital E	.01	- J
Net asset value, end of period	$ 11.24	$ 10.84
Total Return B, C, D	5.00%	8.56%
Ratios to Average Net Assets F, I
Expenses before reductions	2.00% A	2.10%
Expenses net of fee waivers, if any	1.90% A	1.90%
Expenses net of all reductions	1.87% A	1.87%
Net investment income (loss)	.97% A	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,896	$ 5,823
Portfolio turnover rate G	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.12
Net realized and unrealized gain (loss)	.46	.69
Total from investment operations	.49	.81
Distributions from net investment income	(.07)	(.01)
Distributions from net realized gain	(.01)	-
Total distributions	(.08)	(.01)
Redemption fees added to paid in capital E	.01	- J
Net asset value, end of period	$ 11.22	$ 10.80
Total Return B, C, D	4.66%	8.07%
Ratios to Average Net Assets F, I
Expenses before reductions	2.52% A	2.63%
Expenses net of fee waivers, if any	2.40% A	2.40%
Expenses net of all reductions	2.36% A	2.37%
Net investment income (loss)	.48% A	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,631	$ 5,824
Portfolio turnover rate G	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Emerging Markets

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.22
Net realized and unrealized gain (loss)	.47	.69
Total from investment operations	.55	.91
Distributions from net investment income	(.17)	(.02)
Distributions from net realized gain	(.01)	-
Total distributions	(.18)	(.02)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 11.27	$ 10.89
Total Return B, C	5.22%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.48% A	1.60%
Expenses net of fee waivers, if any	1.40% A	1.40%
Expenses net of all reductions	1.37% A	1.38%
Net investment income (loss)	1.47% A	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,724	$ 81,416
Portfolio turnover rate F	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.22
Net realized and unrealized gain (loss)	.47	.69
Total from investment operations	.55	.91
Distributions from net investment income	(.17)	(.02)
Distributions from net realized gain	(.01)	-
Total distributions	(.18)	(.02)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 11.27	$ 10.89
Total Return B, C	5.22%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.49% A	1.62%
Expenses net of fee waivers, if any	1.40% A	1.40%
Expenses net of all reductions	1.36% A	1.37%
Net investment income (loss)	1.48% A	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,858	$ 2,287
Portfolio turnover rate F	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Institutional Class shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

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3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,540,326
Gross unrealized depreciation	(3,837,009)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,703,317

Tax cost	$ 108,984,545

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,234,216)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(121,167) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,988,917 and $72,505,482, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,667	$ 6,626
Class T	.25%	.25%	15,840	6,457
Class C	.75%	.25%	27,916	26,013
			$ 57,423	$ 39,096

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,426
Class T	2,071
Class C*	161
$ 7,658

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 11,814.22
Class T	6,907.22
Class C	6,566.23
Total Emerging Markets	98,999.20
Institutional Class	2,632.19
	$ 126,918

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $590 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,919,500.39%		$ 253

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $160 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ 5,865
Class T	1.90%	3,306
Class C	2.40%	3,506
Total Emerging Markets	1.40%	36,599
Institutional Class	1.40%	1,262
		$ 50,538

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $196.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,706 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $100.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012A
From net investment income
Class A	$ 104,565	$ 9,099
Class T	69,282	4,204
Class C	35,970	3,000
Total Emerging Markets	1,316,259	75,940
Institutional Class	35,591	4,402
Total	$ 1,561,667	$ 96,645
From net realized gain
Class A	$ 10,027	$ -
Class T	7,822	-
Class C	7,516	-
Total Emerging Markets	109,039	-
Institutional Class	2,948	-
Total	$ 137,352	$ -

A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012A	Six months ended April 30, 2013	Year ended October 31, 2012A
Class A
Shares sold	1,003,928	723,537	$ 11,360,221	$ 7,311,002
Reinvestment of distributions	9,656	949	105,541	9,099
Shares redeemed	(256,099)	(17,979)	(2,901,790)	(179,387)
Net increase (decrease)	757,485	706,507	$ 8,563,972	$ 7,140,714
Class T
Shares sold	214,251	597,107	$ 2,421,078	$ 6,082,522
Reinvestment of distributions	7,041	439	76,883	4,204
Shares redeemed	(144,816)	(60,421)	(1,642,642)	(637,924)
Net increase (decrease)	76,476	537,125	$ 855,319	$ 5,448,802
Class C
Shares sold	254,948	540,321	$ 2,870,415	$ 5,429,037
Reinvestment of distributions	3,973	314	43,420	3,000
Shares redeemed	(207,563)	(1,143)	(2,365,619)	(12,081)
Net increase (decrease)	51,358	539,492	$ 548,216	$ 5,419,956
Total Emerging Markets
Shares sold	4,420,168	8,901,615	$ 50,125,362	$ 89,854,661
Reinvestment of distributions	113,766	7,686	1,243,462	73,759
Shares redeemed	(4,316,681)	(1,430,767)	(48,103,554)	(14,834,512)
Net increase (decrease)	217,253	7,478,534	$ 3,265,270	$ 75,093,908
Institutional Class
Shares sold	211,965	209,638	$ 2,401,209	$ 2,101,696
Reinvestment of distributions	3,526	459	38,539	4,402
Shares redeemed	(83,252)	-	(950,393)	-
Net increase (decrease)	132,239	210,097	$ 1,489,355	$ 2,106,098

A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 21% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

ATEK-USAN-0613
1.931270.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Emerging Markets

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Total
Emerging Markets Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Total Emerging Markets Fund
Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.64%
Actual		$ 1,000.00	$ 1,051.10	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Class T	1.90%
Actual		$ 1,000.00	$ 1,050.00	$ 9.66
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	2.40%
Actual		$ 1,000.00	$ 1,046.60	$ 12.18
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Total Emerging Markets	1.40%
Actual		$ 1,000.00	$ 1,052.20	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,052.20	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Total Emerging Markets Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.0	3.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.4	1.9
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	1.4	1.6
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.3	1.1
Mobile TeleSystems OJSC (Russia, Wireless)	1.3	1.1
	10.4
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	19.5
Energy	13.0	13.9
Information Technology	10.7	9.7
Materials	8.1	9.1
Consumer Staples	7.3	6.7
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	10.9	10.7
Brazil	10.1	11.2
Russia	8.1	8.4
Mexico	6.4	4.5
Taiwan	5.9	5.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 75.7%	Stocks 72.4%
Bonds 22.3%	Bonds 24.5%
Short-Term Investments and Net Other Assets (Liabilities) 2.0%	Short-Term Investments and Net Other Assets (Liabilities) 3.1%

Semiannual Report

Fidelity Total Emerging Markets Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.4%
	Shares	Value
Australia - 0.1%
Paladin Energy Ltd. (Australia) (a)	208,993	$ 163,581
Austria - 0.3%
Erste Group Bank AG	12,090	378,942
Bailiwick of Jersey - 0.2%
Atrium European Real Estate Ltd.	46,856	279,656
Bermuda - 2.1%
Aquarius Platinum Ltd. (Australia) (a)	171,627	103,197
BW Offshore Ltd.	417,199	393,577
Cosan Ltd. Class A	27,148	563,321
GP Investments Ltd. Class A (depositary receipt) (a)	123,822	292,110
Kunlun Energy Co. Ltd.	174,000	340,370
Seadrill Ltd.	8,414	322,027
Shangri-La Asia Ltd.	102,000	197,161
Stolt-Nielsen SA	10,865	224,215
Vostok Nafta Investment Ltd. SDR	8,800	43,721
TOTAL BERMUDA		2,479,699
Brazil - 8.3%
Anhanguera Educacional Participacoes SA	29,600	532,748
Arezzo Industria e Comercio SA	10,600	223,364
Banco do Brasil SA	17,790	224,070
BHG SA (Brazil Hospitality Group) (a)	22,300	193,046
BM&F Bovespa SA	82,500	572,748
BR Properties SA	21,100	233,911
Brasil Brokers Participacoes SA	38,500	135,854
CCR SA	29,900	292,611
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	8,700	365,574
Companhia de Saneamento de Minas Gerais	5,714	131,658
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	18,775	334,946
Estacio Participacoes SA	11,700	277,771
Fibria Celulose SA (a)	14,400	153,374
Gerdau SA sponsored ADR	55,100	432,535
Itau Unibanco Holding SA sponsored ADR	77,600	1,306,008
Mills Estruturas e Servicos de Engenharia SA	18,500	303,009
Multiplus SA	16,800	276,928
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	23,606	471,412
sponsored ADR	9,293	177,961
Smiles SA	16,100	183,954
Sul America SA unit	22,875	170,927
Common Stocks - continued
	Shares	Value
Brazil - continued
Telefonica Brasil SA sponsored ADR	13,680	$ 363,614
TIM Participacoes SA sponsored ADR	10,140	211,520
Ultrapar Participacoes SA	25,500	678,683
Vale SA (PN-A) sponsored ADR	104,700	1,702,422
TOTAL BRAZIL		9,950,648
Canada - 1.1%
First Quantum Minerals Ltd.	13,100	228,725
Goldcorp, Inc.	11,200	331,514
Guyana Goldfields, Inc. (a)	200	357
Guyana Goldfields, Inc. (a)(e)	35,100	62,713
Pan American Silver Corp.	10,300	135,960
Petrominerales Ltd.	31,225	172,327
Torex Gold Resources, Inc. (a)	90,300	125,485
Yamana Gold, Inc.	19,500	241,367
TOTAL CANADA		1,298,448
Cayman Islands - 5.0%
21Vianet Group, Inc. ADR (a)	17,720	160,189
Anta Sports Products Ltd.	285,000	238,720
Anton Oilfield Services Group	570,000	454,669
Belle International Holdings Ltd.	110,000	179,455
China Liansu Group Holdings Ltd.	308,000	175,430
Cimc Enric Holdings Ltd.	184,000	199,171
Eurasia Drilling Co. Ltd. GDR (Reg. S)	13,817	540,245
Greatview Aseptic Pack Co. Ltd.	721,000	431,105
Haitian International Holdings Ltd.	170,000	290,922
Hengan International Group Co. Ltd.	85,500	883,630
Hilong Holdings Ltd.	335,000	136,847
Springland International Holdings Ltd.	276,000	143,688
SPT Energy Group, Inc.	276,000	134,441
Tencent Holdings Ltd.	29,700	1,018,813
Uni-President China Holdings Ltd.	387,000	420,904
Veripos	45,265	153,853
Xueda Education Group sponsored ADR	37,500	127,875
Yingde Gases Group Co. Ltd.	319,500	307,554
TOTAL CAYMAN ISLANDS		5,997,511
Chile - 0.6%
Aguas Andinas SA	222,041	176,803
Empresa Nacional de Electricidad SA	81,980	145,352
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	5,250	$ 101,221
Inversiones La Construccion SA	17,589	337,214
TOTAL CHILE		760,590
China - 5.4%
BBMG Corp. (H Shares)	429,000	344,410
China Communications Construction Co. Ltd. (H Shares)	338,000	323,620
China Construction Bank Corp. (H Shares)	1,696,000	1,420,591
China Pacific Insurance Group Co. Ltd. (H Shares)	249,900	898,463
China Suntien Green Energy Corp. Ltd. (H Shares)	1,927,800	558,952
China Telecom Corp. Ltd. (H Shares)	868,257	444,857
Dongfeng Motor Group Co. Ltd. (H Shares)	314,000	467,754
Industrial & Commercial Bank of China Ltd. (H Shares)	1,921,000	1,351,605
Maanshan Iron & Steel Ltd. (H Shares) (a)	614,000	151,123
PICC Property & Casualty Co. Ltd. (H Shares)	144,000	184,821
Weichai Power Co. Ltd. (H Shares)	98,400	342,999
TOTAL CHINA		6,489,195
Colombia - 0.4%
Ecopetrol SA ADR	8,742	415,857
Cyprus - 0.3%
Globaltrans Investment PLC:
GDR (e)	3,300	46,860
GDR (Reg. S)	19,800	281,160
TOTAL CYPRUS		328,020
Egypt - 0.2%
Orascom Telecom Holding SAE GDR (Reg. S) (a)	79,500	267,915
Ghana - 0.2%
Ecobank Transnational, Inc.	2,854,414	270,989
Hong Kong - 1.0%
AIA Group Ltd.	45,600	202,434
Far East Horizon Ltd.	293,000	199,357
Lenovo Group Ltd.	640,000	584,731
Sinotruk Hong Kong Ltd.	328,000	182,594
TOTAL HONG KONG		1,169,116
India - 5.6%
Axis Bank Ltd.	32,096	892,422
Bharti Airtel Ltd. (a)	38,926	231,120
Bharti Infratel Ltd.	65,810	217,957
Eicher Motors Ltd.	3,999	220,371
Common Stocks - continued
	Shares	Value
India - continued
Grasim Industries Ltd. (a)	5,088	$ 280,906
Indiabulls Real Estate Ltd.	489,021	678,171
ITC Ltd.	169,650	1,039,199
JK Cement Ltd. (a)	18,341	89,817
Larsen & Toubro Ltd.	13,922	392,155
Lupin Ltd.	22,800	298,394
Maruti Suzuki India Ltd.	12,669	410,947
Muthoot Finance Ltd. (a)	31,840	77,991
NHPC Ltd.	473,642	191,010
NTPC Ltd.	120,112	352,047
Phoenix Mills Ltd. (a)	39,839	201,440
SREI Infrastructure Finance Ltd.	751,644	420,030
State Bank of India	13,558	571,843
Ultratech Cemco Ltd.	5,320	188,368
TOTAL INDIA		6,754,188
Indonesia - 2.1%
PT Bakrieland Development Tbk (a)	34,525,500	184,656
PT Bank Rakyat Indonesia Tbk	603,500	583,480
PT Bank Tabungan Negara Tbk	1,650,700	252,974
PT Indo Tambangraya Megah Tbk	46,500	175,765
PT Kalbe Farma Tbk	2,108,500	301,446
PT Lippo Karawaci Tbk	444,500	61,720
PT Telkomunikasi Indonesia Tbk sponsored ADR	19,419	929,588
TOTAL INDONESIA		2,489,629
Ireland - 0.0%
Accenture PLC Class A	200	16,288
Israel - 0.2%
NICE Systems Ltd. sponsored ADR (a)	7,200	255,384
Italy - 0.2%
Saipem SpA	7,549	213,746
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan GDR unit (a)	23,339	170,375
Kenya - 0.5%
Equity Bank Ltd.	1,158,000	431,832
Safaricom Ltd.	2,140,644	174,981
TOTAL KENYA		606,813
Korea (South) - 10.0%
AMOREPACIFIC Group, Inc.	905	343,397
Daou Technology, Inc.	9,700	176,546
Common Stocks - continued
	Shares	Value
Korea (South) - continued
E-Mart Co. Ltd.	3,698	$ 721,734
Hana Financial Group, Inc.	21,120	674,852
Hankook Shell Oil Co. Ltd.	352	120,144
Hyundai Heavy Industries Co. Ltd.	1,888	344,485
Hyundai Industrial Development & Construction Co.	9,540	195,717
KB Financial Group, Inc.	22,280	728,404
Korea Electric Power Corp. (a)	14,980	431,785
Korean Reinsurance Co.	36,070	353,624
KT&G Corp.	5,741	413,269
LG Chemical Ltd.	2,262	533,873
LG Corp.	6,298	375,041
Lotte Chemical Corp.	1,104	162,853
LS Industrial Systems Ltd.	5,813	328,218
NHN Corp.	410	110,166
Orion Corp.	390	412,442
POSCO sponsored ADR	8,600	619,114
Samsung Electronics Co. Ltd.	3,513	4,847,229
SK Hynix, Inc.	6,070	164,752
TOTAL KOREA (SOUTH)		12,057,645
Luxembourg - 0.3%
Subsea 7 SA	17,400	374,765
Malaysia - 0.8%
Axiata Group Bhd	156,200	347,567
Bumiputra-Commerce Holdings Bhd	17,400	44,265
Petronas Dagangan Bhd	33,300	258,520
SapuraKencana Petroleum Bhd (a)	234,000	244,575
TOTAL MALAYSIA		894,927
Mexico - 3.8%
America Movil S.A.B. de CV Series L sponsored ADR	48,530	1,037,571
CEMEX SA de CV sponsored ADR	55,835	628,144
El Puerto de Liverpool SA Class C	26,700	337,645
Fibra Uno Administracion SA de CV	68,700	264,224
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	8,400	952,476
Grupo Comercial Chedraui de CV	126,400	482,082
Grupo Televisa SA de CV (CPO) sponsored ADR	32,400	820,368
Infraestructura Energetica Nova S.A.B. de CV	29,500	100,582
TOTAL MEXICO		4,623,092
Common Stocks - continued
	Shares	Value
Netherlands - 0.3%
ASML Holding NV (Netherlands)	1,600	$ 119,061
Fugro NV (Certificaten Van Aandelen)	3,975	229,942
TOTAL NETHERLANDS		349,003
Nigeria - 1.4%
Guaranty Trust Bank PLC GDR (Reg. S)	89,400	733,080
Zenith Bank PLC	7,436,801	948,427
TOTAL NIGERIA		1,681,507
Norway - 0.8%
ElectroMagnetic GeoServices ASA (a)	141,589	205,024
Sevan Drilling ASA (a)	172,125	101,487
Spectrum ASA	13,900	128,358
TGS Nopec Geophysical Co. ASA	13,628	488,023
TOTAL NORWAY		922,892
Panama - 0.3%
Copa Holdings SA Class A	3,200	401,856
Philippines - 1.4%
Metro Pacific Investments Corp.	1,688,500	249,738
Metropolitan Bank & Trust Co.	159,300	481,672
Philippine Long Distance Telephone Co.	795	58,736
Robinsons Land Corp.	1,408,300	879,012
TOTAL PHILIPPINES		1,669,158
Poland - 0.5%
Eurocash SA	16,300	293,517
Polski Koncern Naftowy Orlen SA (a)	17,100	265,171
TOTAL POLAND		558,688
Russia - 5.2%
Bank St. Petersburg OJSC	47,500	59,104
Bank St. Petersburg OJSC rights (a)	17,194	0
DIXY Group OJSC (a)	21,005	268,865
E.ON Russia JSC (a)	8,304,800	670,108
Gazprom OAO sponsored ADR	36,332	288,839
LSR Group OJSC GDR (Reg. S)	25,000	108,750
Lukoil Oil Co. (a)	2,900	183,524
Magnit OJSC	2,422	515,427
Magnit OJSC GDR (Reg. S)	3,200	163,200
Magnitogorsk Iron & Steel Works OJSC unit	39,500	118,895
Mobile TeleSystems OJSC (a)	159,840	1,407,406
Mobile TeleSystems OJSC sponsored ADR	7,200	149,040
Raspadskaya OAO (a)	50,812	74,323
Common Stocks - continued
	Shares	Value
Russia - continued
RusHydro JSC sponsored ADR	44,790	$ 77,039
Sberbank (Savings Bank of the Russian Federation) (a)	506,550	1,611,042
Sistema JSFC (a)	395,900	336,412
VTB Bank JSC sponsored GDR (Reg. S)	84,900	267,435
TOTAL RUSSIA		6,299,409
Singapore - 0.8%
Ezion Holdings Ltd.	171,000	283,218
First Resources Ltd.	191,000	268,271
Super Group Ltd. Singapore	120,000	382,885
TOTAL SINGAPORE		934,374
South Africa - 2.7%
Absa Group Ltd.	25,291	416,251
Aspen Pharmacare Holdings Ltd.	18,500	401,811
Blue Label Telecoms Ltd.	93,900	80,679
Impala Platinum Holdings Ltd.	26,500	361,641
JSE Ltd.	39,770	339,930
Life Healthcare Group Holdings Ltd.	80,600	340,508
Naspers Ltd. Class N	14,100	943,562
Reunert Ltd.	25,500	221,624
Wilson Bayly Holmes-Ovcon Ltd.	10,400	179,061
TOTAL SOUTH AFRICA		3,285,067
Sri Lanka - 0.2%
Dialog Axiata PLC	3,553,000	263,497
Taiwan - 5.9%
Advantech Co. Ltd.	3,000	14,344
Chipbond Technology Corp.	110,000	279,756
Chroma ATE, Inc.	99,000	212,503
Cleanaway Co. Ltd.	25,000	203,459
E.SUN Financial Holdings Co. Ltd.	557,000	336,202
ECLAT Textile Co. Ltd.	88,000	531,163
Hon Hai Precision Industry Co. Ltd. (Foxconn)	191,500	494,822
MediaTek, Inc.	58,000	708,037
Taiwan Fertilizer Co. Ltd.	215,000	514,717
Taiwan Semiconductor Manufacturing Co. Ltd.	501,000	1,860,814
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	55,100	1,051,308
Unified-President Enterprises Corp.	336,660	663,274
Yuanta Financial Holding Co. Ltd.	578,000	293,998
TOTAL TAIWAN		7,164,397
Common Stocks - continued
	Shares	Value
Thailand - 1.1%
Bangkok Bank PCL (For. Reg.)	110,800	$ 856,954
PTT Exploration and Production PCL (For. Reg.)	28,600	150,065
PTT Global Chemical PCL (For. Reg.)	125,900	313,141
TOTAL THAILAND		1,320,160
Turkey - 2.2%
Aygaz A/S	66,500	362,778
TAV Havalimanlari Holding A/S	54,000	381,035
Tupras Turkiye Petrol Rafinelleri A/S	18,200	507,600
Turkiye Garanti Bankasi A/S	129,400	714,578
Turkiye Halk Bankasi A/S	35,100	382,767
Turkiye Is Bankasi A/S Series C	90,600	349,715
TOTAL TURKEY		2,698,473
United Kingdom - 0.4%
Evraz PLC	44,900	108,105
Kazakhmys PLC	21,300	114,578
Mondi PLC	21,700	287,021
TOTAL UNITED KINGDOM		509,704
United States of America - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	3,882	251,554
Universal Display Corp. (a)	8,327	261,801
TOTAL UNITED STATES OF AMERICA		513,355
TOTAL COMMON STOCKS (Cost $77,068,709)		87,278,559
Nonconvertible Preferred Stocks - 3.3%

Brazil - 1.1%
Banco do Estado Rio Grande do Sul SA	49,150	413,688
Braskem SA (PN-A)	46,600	405,268
Companhia Paranaense de Energia-Copel (PN-B)	1,115	19,789
Lojas Americanas SA (PN)	57,833	504,693
TOTAL BRAZIL		1,343,438
Chile - 0.2%
Embotelladora Andina SA Class A	42,382	224,981
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 0.9%
Hyundai Motor Co. Series 2	7,162	$ 539,615
Samsung Electronics Co. Ltd.	601	475,187
TOTAL KOREA (SOUTH)		1,014,802
Russia - 1.1%
Sberbank (Savings Bank of the Russian Federation)	328,200	760,249
Surgutneftegaz JSC	859,750	602,958
TOTAL RUSSIA		1,363,207
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,435,755)		3,946,428
Nonconvertible Bonds - 7.4%
		Principal Amount (c)
Bailiwick of Jersey - 0.2%
Polyus Gold International Ltd. 5.625% 4/29/20 (e)		$ 200,000	204,260
Canada - 0.4%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		400,000	456,600
Cayman Islands - 0.4%
Odebrecht Finance Ltd. 7.5% (e)(f)		475,000	515,375
Costa Rica - 0.4%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		400,000	458,000
Georgia - 0.3%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		300,000	321,000
Indonesia - 0.5%
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (e)		300,000	321,000
PT Pertamina Persero 5.25% 5/23/21 (e)		300,000	327,000
TOTAL INDONESIA			648,000
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		150,000	180,750
Luxembourg - 0.2%
RSHB Capital SA 5.298% 12/27/17 (e)		200,000	214,000
Mexico - 1.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	9,750,000	862,800
Petroleos Mexicanos:
4.875% 1/24/22		375,000	425,625
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - continued
Petroleos Mexicanos: - continued
5.5% 1/21/21		$ 300,000	$ 352,500
6.625% (e)(f)		300,000	321,000
TOTAL MEXICO			1,961,925
Netherlands - 1.2%
Access Finance BV 7.25% 7/25/17 (e)		400,000	425,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		250,000	264,375
Indo Energy Finance II BV 6.375% 1/24/23 (e)		300,000	305,250
KazMunaiGaz Finance Sub BV 6.375% 4/9/21 (e)		400,000	469,000
TOTAL NETHERLANDS			1,463,625
Turkey - 0.2%
Arcelik A/S 5% 4/3/23 (e)		200,000	205,500
Venezuela - 1.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,100,000	1,061,500
8.5% 11/2/17 (e)		1,300,000	1,257,750
TOTAL VENEZUELA			2,319,250
TOTAL NONCONVERTIBLE BONDS (Cost $8,618,633)			8,948,285
Government Obligations - 14.9%

Aruba - 0.3%
Aruba Government 4.625% 9/14/23 (e)		400,000	414,600
Azerbaijan - 0.3%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		300,000	322,530
Barbados - 0.1%
Barbados Government 7% 8/4/22 (e)		100,000	105,000
Belarus - 0.4%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		325,000	339,219
8.95% 1/26/18		100,000	108,500
TOTAL BELARUS			447,719
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(e)		582,500	407,750
Government Obligations - continued
		Principal Amount (c)	Value
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		$ 100,000	$ 116,250
Bolivia - 0.2%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	204,000
Brazil - 0.7%
Brazilian Federative Republic:
5.625% 1/7/41		285,000	358,388
10.125% 5/15/27		95,000	169,338
12.25% 3/6/30		175,000	349,563
TOTAL BRAZIL			877,289
Cayman Islands - 0.2%
Cayman Island Government 5.95% 11/24/19 (e)		200,000	236,000
Colombia - 0.1%
Colombian Republic 10.375% 1/28/33		90,000	160,650
Congo - 0.3%
Congo Republic 3% 6/30/29 (d)		329,175	310,247
Croatia - 0.2%
Croatia Republic 6.25% 4/27/17 (e)		200,000	219,500
Dominica - 0.1%
Dominican Republic 5.875% 4/18/24 (e)		150,000	152,625
Ecuador - 0.3%
Ecuador Republic 9.375% 12/15/15 (e)		386,000	406,265
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (e)		200,000	224,000
Hungary - 0.1%
Hungarian Republic 4.75% 2/3/15		140,000	143,500
Iceland - 0.2%
Republic of Iceland 5.875% 5/11/22 (e)		200,000	230,750
Indonesia - 0.2%
Indonesian Republic 4.625% 4/15/43 (e)		250,000	258,125
Iraq - 0.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		300,000	272,250
Ivory Coast - 0.2%
Ivory Coast 7.1% 12/31/32 (d)		275,000	262,295
Jamaica - 0.1%
Jamaican Government 8% 6/24/19		150,000	149,250
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		300,000	297,000
Government Obligations - continued
		Principal Amount (c)	Value
Latvia - 0.2%
Latvian Republic 2.75% 1/12/20 (e)		$ 200,000	$ 199,500
Lebanon - 0.8%
Lebanese Republic:
6.1% 10/4/22		390,000	389,532
11.625% 5/11/16 (Reg. S)		475,000	565,250
TOTAL LEBANON			954,782
Lithuania - 0.2%
Lithuanian Republic:
6.125% 3/9/21 (e)		100,000	122,750
7.375% 2/11/20 (e)		100,000	129,375
TOTAL LITHUANIA			252,125
Mexico - 1.0%
United Mexican States:
4.75% 3/8/44		150,000	165,000
5.75% 10/12/2110		500,000	591,250
6.05% 1/11/40		300,000	394,500
TOTAL MEXICO			1,150,750
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (e)		200,000	207,000
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	223,586
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	274,688
Nigeria - 0.3%
Republic of Nigeria 6.75% 1/28/21 (e)		350,000	411,250
Panama - 0.3%
Panamanian Republic:
4.3% 4/29/53		200,000	201,000
8.875% 9/30/27		95,000	151,858
TOTAL PANAMA			352,858
Peru - 0.7%
Peruvian Republic:
5.625% 11/18/50		100,000	129,000
Government Obligations - continued
		Principal Amount (c)	Value
Peru - continued
Peruvian Republic: - continued
7.35% 7/21/25		$ 100,000	$ 145,250
8.75% 11/21/33		300,000	514,500
TOTAL PERU			788,750
Philippines - 0.5%
Philippine Republic:
6.375% 10/23/34		100,000	139,380
10.625% 3/16/25		300,000	514,140
TOTAL PHILIPPINES			653,520
Romania - 0.2%
Romanian Republic 6.75% 2/7/22 (e)		190,000	233,472
Russia - 1.8%
Russian Federation:
5.625% 4/4/42 (e)		750,000	895,350
7.5% 3/31/30 (Reg. S)		260,750	328,154
12.75% 6/24/28 (Reg. S)		450,000	885,375
TOTAL RUSSIA			2,108,879
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	241,500
Serbia - 0.4%
Republic of Serbia 6.75% 11/1/24 (e)		440,000	445,500
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		300,000	325,500
Turkey - 1.6%
Turkish Republic:
4.875% 4/16/43		400,000	410,000
7% 6/5/20		350,000	439,250
7.5% 9/24/14	TRY	1,115,000	641,230
11.875% 1/15/30		200,000	381,000
TOTAL TURKEY			1,871,480
Ukraine - 0.5%
Ukraine Government:
7.75% 9/23/20 (e)		225,000	228,105
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - continued
Ukraine Government: - continued
7.8% 11/28/22 (e)		$ 200,000	$ 198,500
9.25% 7/24/17 (e)		200,000	213,500
TOTAL UKRAINE			640,105
Venezuela - 0.1%
Venezuelan Republic 7.75% 10/13/19 (Reg. S)		185,000	172,975
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	196,300
TOTAL GOVERNMENT OBLIGATIONS (Cost $17,208,349)			17,922,115
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $2,592,475)	2,592,475	2,592,475
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $108,923,921)		120,687,862
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(102,994)
NET ASSETS - 100%		$ 120,584,868
Currency Abbreviations
MXN	-	Mexican peso
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,337,111 or 11.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,954
Fidelity Securities Lending Cash Central Fund	19
Total	$ 2,973
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,853,529	$ 6,442,582	$ 410,947	$ -
Consumer Staples	8,815,127	8,815,127	-	-
Energy	10,345,994	10,345,994	-	-
Financials	25,298,316	24,569,912	728,404	-
Health Care	1,342,159	1,342,159	-	-
Industrials	6,417,073	6,417,073	-	-
Information Technology	13,063,285	11,083,410	1,979,875	-
Materials	9,552,605	9,271,699	280,906	-
Telecommunication Services	6,543,002	6,039,409	503,593	-
Utilities	2,993,897	2,562,112	431,785	-
Corporate Bonds	8,948,285	-	8,948,285	-
Government Obligations	17,922,115	-	17,922,115	-
Money Market Funds	2,592,475	2,592,475	-	-
Total Investments in Securities:	$ 120,687,862	$ 89,481,952	$ 31,205,910	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.3%
BBB	8.7%
BB	4.7%
B	4.9%
CCC,CC,C	0.4%
Not Rated	2.3%
Equities	75.7%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $106,331,446)	$ 118,095,387
Fidelity Central Funds (cost $2,592,475)	2,592,475
Total Investments (cost $108,923,921)		$ 120,687,862
Cash		277,354
Foreign currency held at value (cost $157,263)		157,731
Receivable for investments sold Regular delivery		1,251,551
Delayed delivery		85,726
Receivable for fund shares sold		153,769
Dividends receivable		318,101
Interest receivable		447,663
Distributions receivable from Fidelity Central Funds		310
Prepaid expenses		153
Receivable from investment adviser for expense reductions		22,641
Other receivables		16,186
Total assets		123,419,047

Liabilities
Payable for investments purchased	$ 2,007,405
Payable for fund shares redeemed	469,122
Accrued management fee	81,560
Distribution and service plan fees payable	11,192
Other affiliated payables	29,046
Custodian fee payable	103,223
Other payables and accrued expenses	132,631
Total liabilities		2,834,179

Net Assets		$ 120,584,868
Net Assets consist of:
Paid in capital		$ 110,138,579
Undistributed net investment income		713,142
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,927,528)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,660,675
Net Assets		$ 120,584,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,476,758 ÷ 1,463,992 shares)	$ 11.25

Maximum offering price per share (100/94.25 of $11.25)	$ 11.94
Class T: Net Asset Value and redemption price per share ($6,896,130 ÷ 613,601 shares)	$ 11.24

Maximum offering price per share (100/96.50 of $11.24)	$ 11.65
Class C: Net Asset Value and offering price per share ($6,630,700 ÷ 590,850 shares)A	$ 11.22

Total Emerging Markets: Net Asset Value, offering price and redemption price per share ($86,723,516 ÷ 7,695,787 shares)	$ 11.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,857,764 ÷ 342,336 shares)	$ 11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 967,158
Interest		922,268
Income from Fidelity Central Funds		2,973
Income before foreign taxes withheld		1,892,399
Less foreign taxes withheld		(106,677)
Total income		1,785,722

Expenses
Management fee	$ 507,822
Transfer agent fees	126,918
Distribution and service plan fees	57,423
Accounting and security lending fees	32,663
Custodian fees and expenses	188,229
Independent trustees' compensation	388
Registration fees	33,099
Audit	41,279
Legal	197
Interest	253
Miscellaneous	559
Total expenses before reductions	988,830
Expense reductions	(71,540)	917,290
Net investment income (loss)		868,432
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $21,667)	(60,068)
Investment not meeting investment restrictions	922
Foreign currency transactions	(16,224)
Futures contracts	(121,167)
Total net realized gain (loss)		(196,537)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $40,863)	3,800,664
Assets and liabilities in foreign currencies	509
Total change in net unrealized appreciation (depreciation)		3,801,173
Net gain (loss)		3,604,636
Net increase (decrease) in net assets resulting from operations		$ 4,473,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	For the period November 1, 2011 (commencement of operations) to October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 868,432	$ 1,612,877
Net realized gain (loss)	(196,537)	(1,586,062)
Change in net unrealized appreciation (depreciation)	3,801,173	7,859,502
Net increase (decrease) in net assets resulting from operations	4,473,068	7,886,317
Distributions to shareholders from net investment income	(1,561,667)	(96,645)
Distributions to shareholders from net realized gain	(137,352)	-
Total distributions	(1,699,019)	(96,645)
Share transactions - net increase (decrease)	14,722,132	95,209,478
Redemption fees	62,320	27,217
Total increase (decrease) in net assets	17,558,501	103,026,367

Net Assets
Beginning of period	103,026,367	-
End of period (including undistributed net investment income of $713,142 and undistributed net investment income of $1,406,377, respectively)	$ 120,584,868	$ 103,026,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.20
Net realized and unrealized gain (loss)	.47	.68
Total from investment operations	.54	.88
Distributions from net investment income	(.15)	(.02)
Distributions from net realized gain	(.01)	-
Total distributions	(.16)	(.02)
Redemption fees added to paid in capital E	.01	- J
Net asset value, end of period	$ 11.25	$ 10.86
Total Return B, C, D	5.11%	8.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.75% A	1.87%
Expenses net of fee waivers, if any	1.64% A	1.65%
Expenses net of all reductions	1.61% A	1.62%
Net investment income (loss)	1.23% A	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,477	$ 7,675
Portfolio turnover rate G	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.17
Net realized and unrealized gain (loss)	.48	.68
Total from investment operations	.53	.85
Distributions from net investment income	(.12)	(.01)
Distributions from net realized gain	(.01)	-
Total distributions	(.14) K	(.01)
Redemption fees added to paid in capital E	.01	- J
Net asset value, end of period	$ 11.24	$ 10.84
Total Return B, C, D	5.00%	8.56%
Ratios to Average Net Assets F, I
Expenses before reductions	2.00% A	2.10%
Expenses net of fee waivers, if any	1.90% A	1.90%
Expenses net of all reductions	1.87% A	1.87%
Net investment income (loss)	.97% A	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,896	$ 5,823
Portfolio turnover rate G	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.12
Net realized and unrealized gain (loss)	.46	.69
Total from investment operations	.49	.81
Distributions from net investment income	(.07)	(.01)
Distributions from net realized gain	(.01)	-
Total distributions	(.08)	(.01)
Redemption fees added to paid in capital E	.01	- J
Net asset value, end of period	$ 11.22	$ 10.80
Total Return B, C, D	4.66%	8.07%
Ratios to Average Net Assets F, I
Expenses before reductions	2.52% A	2.63%
Expenses net of fee waivers, if any	2.40% A	2.40%
Expenses net of all reductions	2.36% A	2.37%
Net investment income (loss)	.48% A	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,631	$ 5,824
Portfolio turnover rate G	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Emerging Markets

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.22
Net realized and unrealized gain (loss)	.47	.69
Total from investment operations	.55	.91
Distributions from net investment income	(.17)	(.02)
Distributions from net realized gain	(.01)	-
Total distributions	(.18)	(.02)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 11.27	$ 10.89
Total Return B, C	5.22%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.48% A	1.60%
Expenses net of fee waivers, if any	1.40% A	1.40%
Expenses net of all reductions	1.37% A	1.38%
Net investment income (loss)	1.47% A	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,724	$ 81,416
Portfolio turnover rate F	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.22
Net realized and unrealized gain (loss)	.47	.69
Total from investment operations	.55	.91
Distributions from net investment income	(.17)	(.02)
Distributions from net realized gain	(.01)	-
Total distributions	(.18)	(.02)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 11.27	$ 10.89
Total Return B, C	5.22%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.49% A	1.62%
Expenses net of fee waivers, if any	1.40% A	1.40%
Expenses net of all reductions	1.36% A	1.37%
Net investment income (loss)	1.48% A	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,858	$ 2,287
Portfolio turnover rate F	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Institutional Class shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,540,326
Gross unrealized depreciation	(3,837,009)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,703,317

Tax cost	$ 108,984,545

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,234,216)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(121,167) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,988,917 and $72,505,482, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,667	$ 6,626
Class T	.25%	.25%	15,840	6,457
Class C	.75%	.25%	27,916	26,013
			$ 57,423	$ 39,096

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,426
Class T	2,071
Class C*	161
$ 7,658

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 11,814.22
Class T	6,907.22
Class C	6,566.23
Total Emerging Markets	98,999.20
Institutional Class	2,632.19
	$ 126,918

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $590 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,919,500.39%		$ 253

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $160 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ 5,865
Class T	1.90%	3,306
Class C	2.40%	3,506
Total Emerging Markets	1.40%	36,599
Institutional Class	1.40%	1,262
		$ 50,538

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $196.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,706 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $100.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012A
From net investment income
Class A	$ 104,565	$ 9,099
Class T	69,282	4,204
Class C	35,970	3,000
Total Emerging Markets	1,316,259	75,940
Institutional Class	35,591	4,402
Total	$ 1,561,667	$ 96,645
From net realized gain
Class A	$ 10,027	$ -
Class T	7,822	-
Class C	7,516	-
Total Emerging Markets	109,039	-
Institutional Class	2,948	-
Total	$ 137,352	$ -

A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012A	Six months ended April 30, 2013	Year ended October 31, 2012A
Class A
Shares sold	1,003,928	723,537	$ 11,360,221	$ 7,311,002
Reinvestment of distributions	9,656	949	105,541	9,099
Shares redeemed	(256,099)	(17,979)	(2,901,790)	(179,387)
Net increase (decrease)	757,485	706,507	$ 8,563,972	$ 7,140,714
Class T
Shares sold	214,251	597,107	$ 2,421,078	$ 6,082,522
Reinvestment of distributions	7,041	439	76,883	4,204
Shares redeemed	(144,816)	(60,421)	(1,642,642)	(637,924)
Net increase (decrease)	76,476	537,125	$ 855,319	$ 5,448,802
Class C
Shares sold	254,948	540,321	$ 2,870,415	$ 5,429,037
Reinvestment of distributions	3,973	314	43,420	3,000
Shares redeemed	(207,563)	(1,143)	(2,365,619)	(12,081)
Net increase (decrease)	51,358	539,492	$ 548,216	$ 5,419,956
Total Emerging Markets
Shares sold	4,420,168	8,901,615	$ 50,125,362	$ 89,854,661
Reinvestment of distributions	113,766	7,686	1,243,462	73,759
Shares redeemed	(4,316,681)	(1,430,767)	(48,103,554)	(14,834,512)
Net increase (decrease)	217,253	7,478,534	$ 3,265,270	$ 75,093,908
Institutional Class
Shares sold	211,965	209,638	$ 2,401,209	$ 2,101,696
Reinvestment of distributions	3,526	459	38,539	4,402
Shares redeemed	(83,252)	-	(950,393)	-
Net increase (decrease)	132,239	210,097	$ 1,489,355	$ 2,106,098

A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 21% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

ATEKI-USAN-0613
1.931263.101

Fidelity®

Emerging Markets Discovery

Fund
and Fidelity®

Total Emerging Markets

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Fidelity® Emerging Markets Discovery Fund
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Fidelity Total Emerging Markets Fund
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months..
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.70%
Actual		$ 1,000.00	$ 1,093.50	$ 8.82
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class T	1.95%
Actual		$ 1,000.00	$ 1,091.90	$ 10.11
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Class C	2.45%
Actual		$ 1,000.00	$ 1,088.20	$ 12.69
HypotheticalA		$ 1,000.00	$ 1,012.65	$ 12.23
Emerging Markets Discovery	1.45%
Actual		$ 1,000.00	$ 1,094.30	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Institutional Class	1.45%
Actual		$ 1,000.00	$ 1,094.30	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
LG Corp. (Korea (South), Industrial Conglomerates)	1.7	1.4
First Gulf Bank PJSC (United Arab Emirates, Commercial Banks)	1.4	0.9
E.SUN Financial Holdings Co. Ltd. (Taiwan, Commercial Banks)	1.3	0.7
SA Corporate Real Estate Fund (South Africa, Real Estate Investment Trusts)	1.3	0.8
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan, Containers & Packaging)	1.3	0.7
	7.0
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	21.2
Consumer Staples	17.3	17.3
Industrials	17.2	14.5
Consumer Discretionary	16.7	12.7
Information Technology	9.7	11.3
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan	22.7	14.1
Korea (South)	12.8	12.8
South Africa	11.0	8.9
India	10.4	9.2
Bermuda	7.3	6.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 98.8%	Stocks and Investment Companies 97.2%
Short-Term Investments and Net Other Assets (Liabilities) 1.2%	Short-Term Investments and Net Other Assets (Liabilities) 2.8%

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Austria - 0.9%
Vienna Insurance Group AG	24,000	$ 1,271,858
Bermuda - 7.3%
China Foods Ltd.	2,574,000	1,313,511
Pacific Basin Shipping Ltd.	1,939,000	1,106,908
Tai Cheung Holdings Ltd.	1,460,000	1,166,472
Texwinca Holdings Ltd.	1,306,000	1,524,759
Vtech Holdings Ltd.	133,300	1,700,573
Wilson Sons Ltd. unit	110,355	1,522,328
Yue Yuen Industrial (Holdings) Ltd.	484,000	1,674,632
TOTAL BERMUDA		10,009,183
Brazil - 3.3%
Duratex SA	127,092	954,738
Fleury SA	100,400	955,952
LPS Brasil Consultoria de Imoveis SA	81,256	836,623
Porto Seguro SA	81,180	1,007,066
Tegma Gestao Logistica SA	64,300	863,868
TOTAL BRAZIL		4,618,247
Cayman Islands - 4.9%
Bolina Holding Co. Ltd.	992,000	387,333
China Lodging Group Ltd. ADR (a)	71,000	1,082,040
China Mengniu Dairy Co. Ltd.	517,000	1,455,700
Mindray Medical International Ltd. sponsored ADR	27,700	1,093,873
Samson Holding Ltd.	7,098,000	1,307,982
Yip's Chemical Holdings Ltd.	1,370,105	1,491,903
TOTAL CAYMAN ISLANDS		6,818,831
Chile - 5.8%
Compania Cervecerias Unidas SA sponsored ADR	38,940	1,344,598
Embotelladora Andina SA sponsored ADR	27,353	1,117,370
Empresa Nacional de Telecomunicaciones SA (ENTEL)	86,144	1,660,872
Parque Arauco SA	608,165	1,572,745
Quinenco SA	376,100	1,233,835
Sociedad Matriz SAAM SA	9,258,932	1,061,646
TOTAL CHILE		7,991,066
China - 1.9%
China Oilfield Services Ltd. (H Shares)	614,000	1,210,569
Dongfeng Motor Group Co. Ltd. (H Shares)	928,000	1,382,406
TOTAL CHINA		2,592,975
Common Stocks - continued
	Shares	Value
Colombia - 0.7%
Bolsa de Valores de Colombia	64,214,725	$ 1,002,759
Czech Republic - 0.8%
Komercni Banka A/S	5,600	1,070,427
Hong Kong - 4.1%
China Insurance International Holdings Co. Ltd. (a)	674,000	1,148,210
Dah Chong Hong Holdings Ltd.	1,438,000	1,324,936
Television Broadcasts Ltd.	190,400	1,434,106
Vitasoy International Holdings Ltd.	1,486,000	1,800,017
TOTAL HONG KONG		5,707,269
India - 10.4%
Aditya Birla Nuvo Ltd.	65,032	1,270,053
Bata India Ltd.	84,046	1,167,893
Container Corp. of India Ltd.	71,194	1,491,381
Credit Analysis & Research Ltd.	76,435	1,023,974
DB Corp. Ltd.	347,366	1,563,260
Ipca Laboratories Ltd.	151,274	1,432,292
Mahindra Lifespace Developers Ltd.	191,671	1,496,487
Max India Ltd.	305,923	1,236,001
Piramal Enterprises Ltd.	23,972	250,526
Satyam Computer Services Ltd. (a)	454,518	933,843
Thermax Ltd. (a)	93,133	995,951
Titan Industries Ltd. (a)	296,585	1,495,493
Triveni Engineering & Industries Ltd.	159,903	43,338
TOTAL INDIA		14,400,492
Kenya - 1.0%
Safaricom Ltd.	16,134,822	1,318,896
Korea (South) - 12.8%
AMOREPACIFIC Corp.	1,373	1,121,722
BS Financial Group, Inc.	106,950	1,407,735
E-Mart Co. Ltd.	7,106	1,386,870
Kiwoom Securities Co. Ltd.	25,477	1,561,076
Korea Plant Service & Engineering Co. Ltd.	23,913	1,235,146
LG Corp.	39,120	2,329,565
LG Electronics, Inc.	16,373	1,309,412
LG Household & Health Care Ltd.	2,808	1,577,828
Nong Shim Co. Ltd.	3,350	1,020,256
Samsung Fire & Marine Insurance Co. Ltd.	7,695	1,582,154
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinsegae Co. Ltd.	8,457	$ 1,815,597
TK Corp. (a)	66,727	1,332,589
TOTAL KOREA (SOUTH)		17,679,950
Malaysia - 0.6%
Top Glove Corp. Bhd	365,700	759,646
Mexico - 2.3%
Banregio Grupo Financiero SA	146,900	810,459
Consorcio ARA SA de CV (a)	3,531,200	1,166,180
Grupo Herdez S.A.B. de CV	344,817	1,255,759
TOTAL MEXICO		3,232,398
Philippines - 0.8%
BDO Unibank, Inc.	507,527	1,130,303
Poland - 1.8%
Orbis SA	100,600	1,099,330
Warsaw Stock Exchange	114,605	1,370,973
TOTAL POLAND		2,470,303
Russia - 0.6%
Vozrozhdenie Bank (a)	52,800	847,602
Singapore - 1.6%
Ascendas India Trust	2,002,000	1,332,825
Yongnam Holdings Ltd.	3,767,000	917,512
TOTAL SINGAPORE		2,250,337
South Africa - 11.0%
Adcorp Holdings Ltd.	308,400	989,794
Advtech Ltd.	1,438,140	1,057,751
African Bank Investments Ltd.	378,900	1,202,971
African Oxygen Ltd.	77,652	179,127
AngloGold Ashanti Ltd.	50,481	973,967
Astral Foods Ltd.	125,700	1,323,748
Bidvest Group Ltd.	56,500	1,469,309
Illovo Sugar Ltd.	290,900	1,124,569
JSE Ltd.	174,255	1,489,425
Reunert Ltd.	34,633	301,000
SA Corporate Real Estate Fund	3,769,900	1,840,103
Tiger Brands Ltd.	55,425	1,723,928
Zeder Investments Ltd.	3,541,423	1,519,416
TOTAL SOUTH AFRICA		15,195,108
Common Stocks - continued
	Shares	Value
Taiwan - 22.7%
China Steel Chemical Corp.	246,000	$ 1,197,050
Chroma ATE, Inc.	673,000	1,444,588
Cleanaway Co. Ltd.	164,000	1,334,690
CTCI Corp.	670,000	1,340,454
Delta Electronics, Inc.	322,000	1,545,032
E.SUN Financial Holdings Co. Ltd.	3,076,050	1,856,687
Formosa Optical Technology Co. Ltd.	502,000	1,489,488
Insyde Software Corp.	478,000	849,346
Johnson Health Tech Co. Ltd.	436,000	1,167,989
MJC Probe, Inc.	378,000	872,899
Pacific Hospital Supply Co. Ltd.	484,700	1,610,736
Powertech Technology, Inc.	796,000	1,425,188
President Chain Store Corp.	272,000	1,678,671
Sinyi Realty, Inc.	851,000	1,515,005
St. Shine Optical Co. Ltd.	54,000	1,135,300
Standard Foods Corp.	426,000	1,459,003
Synnex Technology International Corp.	668,000	1,130,322
Taiwan Hon Chuan Enterprise Co. Ltd.	657,000	1,826,856
TSRC Corp.	649,000	1,283,035
TXC Corp.	839,000	1,308,715
Unified-President Enterprises Corp.	867,890	1,709,882
Wah Lee Industrial Corp.	697,000	1,051,763
Wistron Corp.	1,136,000	1,153,720
Wowprime Corp.	1,000	14,123
TOTAL TAIWAN		31,400,542
Turkey - 1.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	52,749	876,821
Enka Insaat ve Sanayi A/S	376,800	1,164,397
TOTAL TURKEY		2,041,218
United Arab Emirates - 1.4%
First Gulf Bank PJSC	458,749	1,860,975
Common Stocks - continued
	Shares	Value
United Kingdom - 0.6%
PZ Cussons PLC Class L	135,816	$ 842,191
TOTAL COMMON STOCKS (Cost $129,979,329)		136,512,576
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $129,979,329)		136,512,576
NET OTHER ASSETS (LIABILITIES) - 1.2%		1,686,881
NET ASSETS - 100%		$ 138,199,457
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,134
Fidelity Securities Lending Cash Central Fund	3,124
Total	$ 7,258
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,077,377	$ 23,077,377	$ -	$ -
Consumer Staples	24,175,782	24,175,782	-	-
Energy	1,210,569	1,210,569	-	-
Financials	32,924,330	32,924,330	-	-
Health Care	7,238,325	7,238,325	-	-
Industrials	23,583,760	23,583,760	-	-
Information Technology	13,415,989	13,415,989	-	-
Materials	7,906,676	6,932,709	973,967	-
Telecommunication Services	2,979,768	2,979,768	-	-
Total Investments in Securities:	$ 136,512,576	$ 135,538,609	$ 973,967	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $129,979,329)		$ 136,512,576
Receivable for investments sold		4,331,234
Receivable for fund shares sold		292,646
Dividends receivable		193,739
Distributions receivable from Fidelity Central Funds		2,774
Prepaid expenses		41
Receivable from investment adviser for expense reductions		721
Other affiliated receivables		73,436
Other receivables		59,503
Total assets		141,466,670

Liabilities
Payable to custodian bank	$ 1,254,266
Payable for investments purchased	931,572
Payable for fund shares redeemed	779,496
Accrued management fee	116,634
Distribution and service plan fees payable	5,803
Other affiliated payables	36,163
Other payables and accrued expenses	143,279
Total liabilities		3,267,213

Net Assets		$ 138,199,457
Net Assets consist of:
Paid in capital		$ 129,687,434
Accumulated net investment loss		(58,376)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,019,054
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,551,345
Net Assets		$ 138,199,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,126,764 ÷ 402,407 shares)	$ 12.74

Maximum offering price per share (100/94.25 of $12.74)	$ 13.52
Class T: Net Asset Value and redemption price per share ($2,160,694 ÷ 170,037 shares)	$ 12.71

Maximum offering price per share (100/96.50 of $12.71)	$ 13.17
Class C: Net Asset Value and offering price per share ($2,575,193 ÷ 203,681 shares)A	$ 12.64

Emerging Markets Discovery: Net Asset Value, offering price and redemption price per share ($124,732,292 ÷ 9,774,033 shares)	$ 12.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,604,514 ÷ 282,458 shares)	$ 12.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 873,314
Income from Fidelity Central Funds		7,258
Income before foreign taxes withheld		880,572
Less foreign taxes withheld		(75,927)
Total income		804,645

Expenses
Management fee	$ 504,177
Transfer agent fees	143,861
Distribution and service plan fees	31,815
Accounting and security lending fees	30,569
Custodian fees and expenses	262,063
Independent trustees' compensation	311
Registration fees	51,447
Audit	36,252
Legal	114
Miscellaneous	236
Total expenses before reductions	1,060,845
Expense reductions	(232,291)	828,554
Net investment income (loss)		(23,909)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $44,699)	2,269,591
Foreign currency transactions	(114,366)
Total net realized gain (loss)		2,155,225
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $33,633)	3,849,539
Assets and liabilities in foreign currencies	18,278
Total change in net unrealized appreciation (depreciation)		3,867,817
Net gain (loss)		6,023,042
Net increase (decrease) in net assets resulting from operations		$ 5,999,133

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	For the period November 1, 2011 (commencement of operations) to October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (23,909)	$ 275,092
Net realized gain (loss)	2,155,225	834,546
Change in net unrealized appreciation (depreciation)	3,867,817	2,683,528
Net increase (decrease) in net assets resulting from operations	5,999,133	3,793,166
Distributions to shareholders from net investment income	(286,293)	(7,760)
Distributions to shareholders from net realized gain	(914,866)	-
Total distributions	(1,201,159)	(7,760)
Share transactions - net increase (decrease)	87,435,900	41,986,470
Redemption fees	159,701	34,006
Total increase (decrease) in net assets	92,393,575	45,805,882

Net Assets
Beginning of period	45,805,882	-
End of period (including accumulated net investment loss of $58,376 and undistributed net investment income of $251,826, respectively)	$ 138,199,457	$ 45,805,882

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.12
Net realized and unrealized gain (loss)	1.09	1.76
Total from investment operations	1.08	1.88
Distributions from net investment income	(.04)	(.01)
Distributions from net realized gain	(.20)	-
Total distributions	(.25) J	(.01)
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 12.74	$ 11.89
Total Return B, C, D	9.35%	19.00%
Ratios to Average Net Assets F, I
Expenses before reductions	2.04% A	3.49%
Expenses net of fee waivers, if any	1.70% A	1.70%
Expenses net of all reductions	1.61% A	1.64%
Net investment income (loss)	(.24)% A	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,127	$ 1,671
Portfolio turnover rate G	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.10
Net realized and unrealized gain (loss)	1.09	1.75
Total from investment operations	1.06	1.85
Distributions from net investment income	(.03)	- J
Distributions from net realized gain	(.20)	-
Total distributions	(.24) K	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 12.71	$ 11.87
Total Return B, C, D	9.19%	18.75%
Ratios to Average Net Assets F, I
Expenses before reductions	2.39% A	3.77%
Expenses net of fee waivers, if any	1.95% A	1.95%
Expenses net of all reductions	1.86% A	1.89%
Net investment income (loss)	(.49)% A	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,161	$ 1,700
Portfolio turnover rate G	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	.04
Net realized and unrealized gain (loss)	1.07	1.76
Total from investment operations	1.01	1.80
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.20)	-
Total distributions	(.21)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 12.64	$ 11.82
Total Return B, C, D	8.82%	18.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.78% A	4.32%
Expenses net of fee waivers, if any	2.45% A	2.45%
Expenses net of all reductions	2.36% A	2.39%
Net investment income (loss)	(.99)% A	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,575	$ 1,474
Portfolio turnover rate G	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets Discovery

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	.15
Net realized and unrealized gain (loss)	1.09	1.76
Total from investment operations	1.09	1.91
Distributions from net investment income	(.07)	(.01)
Distributions from net realized gain	(.20)	-
Total distributions	(.27)	(.01)
Redemption fees added to paid in capital D	.02	.02
Net asset value, end of period	$ 12.76	$ 11.92
Total Return B, C	9.43%	19.35%
Ratios to Average Net Assets E, H
Expenses before reductions	1.75% A	3.02%
Expenses net of fee waivers, if any	1.45% A	1.45%
Expenses net of all reductions	1.36% A	1.39%
Net investment income (loss)	.01% A	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,732	$ 39,135
Portfolio turnover rate F	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	.15
Net realized and unrealized gain (loss)	1.09	1.76
Total from investment operations	1.09	1.91
Distributions from net investment income	(.07)	(.01)
Distributions from net realized gain	(.20)	-
Total distributions	(.27)	(.01)
Redemption fees added to paid in capital D	.02	.02
Net asset value, end of period	$ 12.76	$ 11.92
Total Return B, C	9.43%	19.35%
Ratios to Average Net Assets E, H
Expenses before reductions	1.75% A	3.21%
Expenses net of fee waivers, if any	1.45% A	1.45%
Expenses net of all reductions	1.36% A	1.39%
Net investment income (loss)	.01% A	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,605	$ 1,825
Portfolio turnover rate F	160% A	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Discovery Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open- end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,060,412
Gross unrealized depreciation	(5,771,297)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,289,115

Tax cost	$ 130,223,461

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $172,921,535 and $87,091,602, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .86% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,547	$ 354
Class T	.25%	.25%	5,176	412
Class C	.75%	.25%	21,092	6,703
			$ 31,815	$ 7,469

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,439
Class T	1,382
Class C*	138
$ 6,959

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,270.28
Class T	3,346.32
Class C	4,820.23
Emerging Markets Discovery	125,673.24
Institutional Class	3,752.21
	$ 143,861

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $203 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $129 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,124. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$ 7,571
Class T	1.95%	4,546
Class C	2.45%	6,886
Emerging Markets Discovery	1.45%	153,719
Institutional Class	1.45%	5,304
		$ 178,026

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $721.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $53,537 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012A
From net investment income
Class A	$ 7,274	$ 435
Class T	5,643	203
Class C	1,195	-
Emerging Markets Discovery	259,277	6,522
Institutional Class	12,904	600
Total	$ 286,293	$ 7,760
From net realized gain
Class A	$ 33,559	$ -
Class T	33,691	-
Class C	30,324	-
Emerging Markets Discovery	778,518	-
Institutional Class	38,774	-
Total	$ 914,866	$ -

A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012A	Six months ended April 30, 2013	Year ended October 31, 2012A
Class A
Shares sold	505,161	197,037	$ 6,330,332	$ 2,112,904
Reinvestment of distributions	3,013	46	36,310	435
Shares redeemed	(246,252)	(56,598)	(3,055,761)	(637,589)
Net increase (decrease)	261,922	140,485	$ 3,310,881	$ 1,475,750
Class T
Shares sold	131,645	182,780	$ 1,623,318	$ 1,990,143
Reinvestment of distributions	3,232	22	38,882	203
Shares redeemed	(108,096)	(39,546)	(1,330,517)	(451,707)
Net increase (decrease)	26,781	143,256	$ 331,683	$ 1,538,639
Class C
Shares sold	348,482	161,266	$ 4,246,416	$ 1,743,293
Reinvestment of distributions	2,629	-	31,519	-
Shares redeemed	(272,185)	(36,511)	(3,362,756)	(415,821)
Net increase (decrease)	78,926	124,755	$ 915,179	$ 1,327,472
Emerging Markets Discovery
Shares sold	9,875,959	4,074,333	$ 123,542,850	$ 44,757,138
Reinvestment of distributions	72,226	681	871,750	6,419
Shares redeemed	(3,457,406)	(791,760)	(43,120,966)	(8,744,517)
Net increase (decrease)	6,490,779	3,283,254	$ 81,293,634	$ 36,019,040
Institutional Class
Shares sold	214,205	199,001	$ 2,638,881	$ 2,149,513
Reinvestment of distributions	3,612	64	43,597	600
Shares redeemed	(88,468)	(45,956)	(1,097,955)	(524,544)
Net increase (decrease)	129,349	153,109	$ 1,584,523	$ 1,625,569

A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Total Emerging Markets Fund
Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.64%
Actual		$ 1,000.00	$ 1,051.10	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Class T	1.90%
Actual		$ 1,000.00	$ 1,050.00	$ 9.66
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	2.40%
Actual		$ 1,000.00	$ 1,046.60	$ 12.18
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Total Emerging Markets	1.40%
Actual		$ 1,000.00	$ 1,052.20	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,052.20	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Total Emerging Markets Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.0	3.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.4	1.9
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	1.4	1.6
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.3	1.1
Mobile TeleSystems OJSC (Russia, Wireless)	1.3	1.1
	10.4
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	19.5
Energy	13.0	13.9
Information Technology	10.7	9.7
Materials	8.1	9.1
Consumer Staples	7.3	6.7
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	10.9	10.7
Brazil	10.1	11.2
Russia	8.1	8.4
Mexico	6.4	4.5
Taiwan	5.9	5.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 75.7%	Stocks 72.4%
Bonds 22.3%	Bonds 24.5%
Short-Term Investments and Net Other Assets (Liabilities) 2.0%	Short-Term Investments and Net Other Assets (Liabilities) 3.1%

Semiannual Report

Fidelity Total Emerging Markets Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.4%
	Shares	Value
Australia - 0.1%
Paladin Energy Ltd. (Australia) (a)	208,993	$ 163,581
Austria - 0.3%
Erste Group Bank AG	12,090	378,942
Bailiwick of Jersey - 0.2%
Atrium European Real Estate Ltd.	46,856	279,656
Bermuda - 2.1%
Aquarius Platinum Ltd. (Australia) (a)	171,627	103,197
BW Offshore Ltd.	417,199	393,577
Cosan Ltd. Class A	27,148	563,321
GP Investments Ltd. Class A (depositary receipt) (a)	123,822	292,110
Kunlun Energy Co. Ltd.	174,000	340,370
Seadrill Ltd.	8,414	322,027
Shangri-La Asia Ltd.	102,000	197,161
Stolt-Nielsen SA	10,865	224,215
Vostok Nafta Investment Ltd. SDR	8,800	43,721
TOTAL BERMUDA		2,479,699
Brazil - 8.3%
Anhanguera Educacional Participacoes SA	29,600	532,748
Arezzo Industria e Comercio SA	10,600	223,364
Banco do Brasil SA	17,790	224,070
BHG SA (Brazil Hospitality Group) (a)	22,300	193,046
BM&F Bovespa SA	82,500	572,748
BR Properties SA	21,100	233,911
Brasil Brokers Participacoes SA	38,500	135,854
CCR SA	29,900	292,611
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	8,700	365,574
Companhia de Saneamento de Minas Gerais	5,714	131,658
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	18,775	334,946
Estacio Participacoes SA	11,700	277,771
Fibria Celulose SA (a)	14,400	153,374
Gerdau SA sponsored ADR	55,100	432,535
Itau Unibanco Holding SA sponsored ADR	77,600	1,306,008
Mills Estruturas e Servicos de Engenharia SA	18,500	303,009
Multiplus SA	16,800	276,928
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	23,606	471,412
sponsored ADR	9,293	177,961
Smiles SA	16,100	183,954
Sul America SA unit	22,875	170,927
Common Stocks - continued
	Shares	Value
Brazil - continued
Telefonica Brasil SA sponsored ADR	13,680	$ 363,614
TIM Participacoes SA sponsored ADR	10,140	211,520
Ultrapar Participacoes SA	25,500	678,683
Vale SA (PN-A) sponsored ADR	104,700	1,702,422
TOTAL BRAZIL		9,950,648
Canada - 1.1%
First Quantum Minerals Ltd.	13,100	228,725
Goldcorp, Inc.	11,200	331,514
Guyana Goldfields, Inc. (a)	200	357
Guyana Goldfields, Inc. (a)(e)	35,100	62,713
Pan American Silver Corp.	10,300	135,960
Petrominerales Ltd.	31,225	172,327
Torex Gold Resources, Inc. (a)	90,300	125,485
Yamana Gold, Inc.	19,500	241,367
TOTAL CANADA		1,298,448
Cayman Islands - 5.0%
21Vianet Group, Inc. ADR (a)	17,720	160,189
Anta Sports Products Ltd.	285,000	238,720
Anton Oilfield Services Group	570,000	454,669
Belle International Holdings Ltd.	110,000	179,455
China Liansu Group Holdings Ltd.	308,000	175,430
Cimc Enric Holdings Ltd.	184,000	199,171
Eurasia Drilling Co. Ltd. GDR (Reg. S)	13,817	540,245
Greatview Aseptic Pack Co. Ltd.	721,000	431,105
Haitian International Holdings Ltd.	170,000	290,922
Hengan International Group Co. Ltd.	85,500	883,630
Hilong Holdings Ltd.	335,000	136,847
Springland International Holdings Ltd.	276,000	143,688
SPT Energy Group, Inc.	276,000	134,441
Tencent Holdings Ltd.	29,700	1,018,813
Uni-President China Holdings Ltd.	387,000	420,904
Veripos	45,265	153,853
Xueda Education Group sponsored ADR	37,500	127,875
Yingde Gases Group Co. Ltd.	319,500	307,554
TOTAL CAYMAN ISLANDS		5,997,511
Chile - 0.6%
Aguas Andinas SA	222,041	176,803
Empresa Nacional de Electricidad SA	81,980	145,352
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	5,250	$ 101,221
Inversiones La Construccion SA	17,589	337,214
TOTAL CHILE		760,590
China - 5.4%
BBMG Corp. (H Shares)	429,000	344,410
China Communications Construction Co. Ltd. (H Shares)	338,000	323,620
China Construction Bank Corp. (H Shares)	1,696,000	1,420,591
China Pacific Insurance Group Co. Ltd. (H Shares)	249,900	898,463
China Suntien Green Energy Corp. Ltd. (H Shares)	1,927,800	558,952
China Telecom Corp. Ltd. (H Shares)	868,257	444,857
Dongfeng Motor Group Co. Ltd. (H Shares)	314,000	467,754
Industrial & Commercial Bank of China Ltd. (H Shares)	1,921,000	1,351,605
Maanshan Iron & Steel Ltd. (H Shares) (a)	614,000	151,123
PICC Property & Casualty Co. Ltd. (H Shares)	144,000	184,821
Weichai Power Co. Ltd. (H Shares)	98,400	342,999
TOTAL CHINA		6,489,195
Colombia - 0.4%
Ecopetrol SA ADR	8,742	415,857
Cyprus - 0.3%
Globaltrans Investment PLC:
GDR (e)	3,300	46,860
GDR (Reg. S)	19,800	281,160
TOTAL CYPRUS		328,020
Egypt - 0.2%
Orascom Telecom Holding SAE GDR (Reg. S) (a)	79,500	267,915
Ghana - 0.2%
Ecobank Transnational, Inc.	2,854,414	270,989
Hong Kong - 1.0%
AIA Group Ltd.	45,600	202,434
Far East Horizon Ltd.	293,000	199,357
Lenovo Group Ltd.	640,000	584,731
Sinotruk Hong Kong Ltd.	328,000	182,594
TOTAL HONG KONG		1,169,116
India - 5.6%
Axis Bank Ltd.	32,096	892,422
Bharti Airtel Ltd. (a)	38,926	231,120
Bharti Infratel Ltd.	65,810	217,957
Eicher Motors Ltd.	3,999	220,371
Common Stocks - continued
	Shares	Value
India - continued
Grasim Industries Ltd. (a)	5,088	$ 280,906
Indiabulls Real Estate Ltd.	489,021	678,171
ITC Ltd.	169,650	1,039,199
JK Cement Ltd. (a)	18,341	89,817
Larsen & Toubro Ltd.	13,922	392,155
Lupin Ltd.	22,800	298,394
Maruti Suzuki India Ltd.	12,669	410,947
Muthoot Finance Ltd. (a)	31,840	77,991
NHPC Ltd.	473,642	191,010
NTPC Ltd.	120,112	352,047
Phoenix Mills Ltd. (a)	39,839	201,440
SREI Infrastructure Finance Ltd.	751,644	420,030
State Bank of India	13,558	571,843
Ultratech Cemco Ltd.	5,320	188,368
TOTAL INDIA		6,754,188
Indonesia - 2.1%
PT Bakrieland Development Tbk (a)	34,525,500	184,656
PT Bank Rakyat Indonesia Tbk	603,500	583,480
PT Bank Tabungan Negara Tbk	1,650,700	252,974
PT Indo Tambangraya Megah Tbk	46,500	175,765
PT Kalbe Farma Tbk	2,108,500	301,446
PT Lippo Karawaci Tbk	444,500	61,720
PT Telkomunikasi Indonesia Tbk sponsored ADR	19,419	929,588
TOTAL INDONESIA		2,489,629
Ireland - 0.0%
Accenture PLC Class A	200	16,288
Israel - 0.2%
NICE Systems Ltd. sponsored ADR (a)	7,200	255,384
Italy - 0.2%
Saipem SpA	7,549	213,746
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan GDR unit (a)	23,339	170,375
Kenya - 0.5%
Equity Bank Ltd.	1,158,000	431,832
Safaricom Ltd.	2,140,644	174,981
TOTAL KENYA		606,813
Korea (South) - 10.0%
AMOREPACIFIC Group, Inc.	905	343,397
Daou Technology, Inc.	9,700	176,546
Common Stocks - continued
	Shares	Value
Korea (South) - continued
E-Mart Co. Ltd.	3,698	$ 721,734
Hana Financial Group, Inc.	21,120	674,852
Hankook Shell Oil Co. Ltd.	352	120,144
Hyundai Heavy Industries Co. Ltd.	1,888	344,485
Hyundai Industrial Development & Construction Co.	9,540	195,717
KB Financial Group, Inc.	22,280	728,404
Korea Electric Power Corp. (a)	14,980	431,785
Korean Reinsurance Co.	36,070	353,624
KT&G Corp.	5,741	413,269
LG Chemical Ltd.	2,262	533,873
LG Corp.	6,298	375,041
Lotte Chemical Corp.	1,104	162,853
LS Industrial Systems Ltd.	5,813	328,218
NHN Corp.	410	110,166
Orion Corp.	390	412,442
POSCO sponsored ADR	8,600	619,114
Samsung Electronics Co. Ltd.	3,513	4,847,229
SK Hynix, Inc.	6,070	164,752
TOTAL KOREA (SOUTH)		12,057,645
Luxembourg - 0.3%
Subsea 7 SA	17,400	374,765
Malaysia - 0.8%
Axiata Group Bhd	156,200	347,567
Bumiputra-Commerce Holdings Bhd	17,400	44,265
Petronas Dagangan Bhd	33,300	258,520
SapuraKencana Petroleum Bhd (a)	234,000	244,575
TOTAL MALAYSIA		894,927
Mexico - 3.8%
America Movil S.A.B. de CV Series L sponsored ADR	48,530	1,037,571
CEMEX SA de CV sponsored ADR	55,835	628,144
El Puerto de Liverpool SA Class C	26,700	337,645
Fibra Uno Administracion SA de CV	68,700	264,224
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	8,400	952,476
Grupo Comercial Chedraui de CV	126,400	482,082
Grupo Televisa SA de CV (CPO) sponsored ADR	32,400	820,368
Infraestructura Energetica Nova S.A.B. de CV	29,500	100,582
TOTAL MEXICO		4,623,092
Common Stocks - continued
	Shares	Value
Netherlands - 0.3%
ASML Holding NV (Netherlands)	1,600	$ 119,061
Fugro NV (Certificaten Van Aandelen)	3,975	229,942
TOTAL NETHERLANDS		349,003
Nigeria - 1.4%
Guaranty Trust Bank PLC GDR (Reg. S)	89,400	733,080
Zenith Bank PLC	7,436,801	948,427
TOTAL NIGERIA		1,681,507
Norway - 0.8%
ElectroMagnetic GeoServices ASA (a)	141,589	205,024
Sevan Drilling ASA (a)	172,125	101,487
Spectrum ASA	13,900	128,358
TGS Nopec Geophysical Co. ASA	13,628	488,023
TOTAL NORWAY		922,892
Panama - 0.3%
Copa Holdings SA Class A	3,200	401,856
Philippines - 1.4%
Metro Pacific Investments Corp.	1,688,500	249,738
Metropolitan Bank & Trust Co.	159,300	481,672
Philippine Long Distance Telephone Co.	795	58,736
Robinsons Land Corp.	1,408,300	879,012
TOTAL PHILIPPINES		1,669,158
Poland - 0.5%
Eurocash SA	16,300	293,517
Polski Koncern Naftowy Orlen SA (a)	17,100	265,171
TOTAL POLAND		558,688
Russia - 5.2%
Bank St. Petersburg OJSC	47,500	59,104
Bank St. Petersburg OJSC rights (a)	17,194	0
DIXY Group OJSC (a)	21,005	268,865
E.ON Russia JSC (a)	8,304,800	670,108
Gazprom OAO sponsored ADR	36,332	288,839
LSR Group OJSC GDR (Reg. S)	25,000	108,750
Lukoil Oil Co. (a)	2,900	183,524
Magnit OJSC	2,422	515,427
Magnit OJSC GDR (Reg. S)	3,200	163,200
Magnitogorsk Iron & Steel Works OJSC unit	39,500	118,895
Mobile TeleSystems OJSC (a)	159,840	1,407,406
Mobile TeleSystems OJSC sponsored ADR	7,200	149,040
Raspadskaya OAO (a)	50,812	74,323
Common Stocks - continued
	Shares	Value
Russia - continued
RusHydro JSC sponsored ADR	44,790	$ 77,039
Sberbank (Savings Bank of the Russian Federation) (a)	506,550	1,611,042
Sistema JSFC (a)	395,900	336,412
VTB Bank JSC sponsored GDR (Reg. S)	84,900	267,435
TOTAL RUSSIA		6,299,409
Singapore - 0.8%
Ezion Holdings Ltd.	171,000	283,218
First Resources Ltd.	191,000	268,271
Super Group Ltd. Singapore	120,000	382,885
TOTAL SINGAPORE		934,374
South Africa - 2.7%
Absa Group Ltd.	25,291	416,251
Aspen Pharmacare Holdings Ltd.	18,500	401,811
Blue Label Telecoms Ltd.	93,900	80,679
Impala Platinum Holdings Ltd.	26,500	361,641
JSE Ltd.	39,770	339,930
Life Healthcare Group Holdings Ltd.	80,600	340,508
Naspers Ltd. Class N	14,100	943,562
Reunert Ltd.	25,500	221,624
Wilson Bayly Holmes-Ovcon Ltd.	10,400	179,061
TOTAL SOUTH AFRICA		3,285,067
Sri Lanka - 0.2%
Dialog Axiata PLC	3,553,000	263,497
Taiwan - 5.9%
Advantech Co. Ltd.	3,000	14,344
Chipbond Technology Corp.	110,000	279,756
Chroma ATE, Inc.	99,000	212,503
Cleanaway Co. Ltd.	25,000	203,459
E.SUN Financial Holdings Co. Ltd.	557,000	336,202
ECLAT Textile Co. Ltd.	88,000	531,163
Hon Hai Precision Industry Co. Ltd. (Foxconn)	191,500	494,822
MediaTek, Inc.	58,000	708,037
Taiwan Fertilizer Co. Ltd.	215,000	514,717
Taiwan Semiconductor Manufacturing Co. Ltd.	501,000	1,860,814
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	55,100	1,051,308
Unified-President Enterprises Corp.	336,660	663,274
Yuanta Financial Holding Co. Ltd.	578,000	293,998
TOTAL TAIWAN		7,164,397
Common Stocks - continued
	Shares	Value
Thailand - 1.1%
Bangkok Bank PCL (For. Reg.)	110,800	$ 856,954
PTT Exploration and Production PCL (For. Reg.)	28,600	150,065
PTT Global Chemical PCL (For. Reg.)	125,900	313,141
TOTAL THAILAND		1,320,160
Turkey - 2.2%
Aygaz A/S	66,500	362,778
TAV Havalimanlari Holding A/S	54,000	381,035
Tupras Turkiye Petrol Rafinelleri A/S	18,200	507,600
Turkiye Garanti Bankasi A/S	129,400	714,578
Turkiye Halk Bankasi A/S	35,100	382,767
Turkiye Is Bankasi A/S Series C	90,600	349,715
TOTAL TURKEY		2,698,473
United Kingdom - 0.4%
Evraz PLC	44,900	108,105
Kazakhmys PLC	21,300	114,578
Mondi PLC	21,700	287,021
TOTAL UNITED KINGDOM		509,704
United States of America - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	3,882	251,554
Universal Display Corp. (a)	8,327	261,801
TOTAL UNITED STATES OF AMERICA		513,355
TOTAL COMMON STOCKS (Cost $77,068,709)		87,278,559
Nonconvertible Preferred Stocks - 3.3%

Brazil - 1.1%
Banco do Estado Rio Grande do Sul SA	49,150	413,688
Braskem SA (PN-A)	46,600	405,268
Companhia Paranaense de Energia-Copel (PN-B)	1,115	19,789
Lojas Americanas SA (PN)	57,833	504,693
TOTAL BRAZIL		1,343,438
Chile - 0.2%
Embotelladora Andina SA Class A	42,382	224,981
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 0.9%
Hyundai Motor Co. Series 2	7,162	$ 539,615
Samsung Electronics Co. Ltd.	601	475,187
TOTAL KOREA (SOUTH)		1,014,802
Russia - 1.1%
Sberbank (Savings Bank of the Russian Federation)	328,200	760,249
Surgutneftegaz JSC	859,750	602,958
TOTAL RUSSIA		1,363,207
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,435,755)		3,946,428
Nonconvertible Bonds - 7.4%
		Principal Amount (c)
Bailiwick of Jersey - 0.2%
Polyus Gold International Ltd. 5.625% 4/29/20 (e)		$ 200,000	204,260
Canada - 0.4%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		400,000	456,600
Cayman Islands - 0.4%
Odebrecht Finance Ltd. 7.5% (e)(f)		475,000	515,375
Costa Rica - 0.4%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		400,000	458,000
Georgia - 0.3%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		300,000	321,000
Indonesia - 0.5%
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (e)		300,000	321,000
PT Pertamina Persero 5.25% 5/23/21 (e)		300,000	327,000
TOTAL INDONESIA			648,000
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		150,000	180,750
Luxembourg - 0.2%
RSHB Capital SA 5.298% 12/27/17 (e)		200,000	214,000
Mexico - 1.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	9,750,000	862,800
Petroleos Mexicanos:
4.875% 1/24/22		375,000	425,625
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - continued
Petroleos Mexicanos: - continued
5.5% 1/21/21		$ 300,000	$ 352,500
6.625% (e)(f)		300,000	321,000
TOTAL MEXICO			1,961,925
Netherlands - 1.2%
Access Finance BV 7.25% 7/25/17 (e)		400,000	425,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		250,000	264,375
Indo Energy Finance II BV 6.375% 1/24/23 (e)		300,000	305,250
KazMunaiGaz Finance Sub BV 6.375% 4/9/21 (e)		400,000	469,000
TOTAL NETHERLANDS			1,463,625
Turkey - 0.2%
Arcelik A/S 5% 4/3/23 (e)		200,000	205,500
Venezuela - 1.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,100,000	1,061,500
8.5% 11/2/17 (e)		1,300,000	1,257,750
TOTAL VENEZUELA			2,319,250
TOTAL NONCONVERTIBLE BONDS (Cost $8,618,633)			8,948,285
Government Obligations - 14.9%

Aruba - 0.3%
Aruba Government 4.625% 9/14/23 (e)		400,000	414,600
Azerbaijan - 0.3%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		300,000	322,530
Barbados - 0.1%
Barbados Government 7% 8/4/22 (e)		100,000	105,000
Belarus - 0.4%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		325,000	339,219
8.95% 1/26/18		100,000	108,500
TOTAL BELARUS			447,719
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(e)		582,500	407,750
Government Obligations - continued
		Principal Amount (c)	Value
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		$ 100,000	$ 116,250
Bolivia - 0.2%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	204,000
Brazil - 0.7%
Brazilian Federative Republic:
5.625% 1/7/41		285,000	358,388
10.125% 5/15/27		95,000	169,338
12.25% 3/6/30		175,000	349,563
TOTAL BRAZIL			877,289
Cayman Islands - 0.2%
Cayman Island Government 5.95% 11/24/19 (e)		200,000	236,000
Colombia - 0.1%
Colombian Republic 10.375% 1/28/33		90,000	160,650
Congo - 0.3%
Congo Republic 3% 6/30/29 (d)		329,175	310,247
Croatia - 0.2%
Croatia Republic 6.25% 4/27/17 (e)		200,000	219,500
Dominica - 0.1%
Dominican Republic 5.875% 4/18/24 (e)		150,000	152,625
Ecuador - 0.3%
Ecuador Republic 9.375% 12/15/15 (e)		386,000	406,265
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (e)		200,000	224,000
Hungary - 0.1%
Hungarian Republic 4.75% 2/3/15		140,000	143,500
Iceland - 0.2%
Republic of Iceland 5.875% 5/11/22 (e)		200,000	230,750
Indonesia - 0.2%
Indonesian Republic 4.625% 4/15/43 (e)		250,000	258,125
Iraq - 0.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		300,000	272,250
Ivory Coast - 0.2%
Ivory Coast 7.1% 12/31/32 (d)		275,000	262,295
Jamaica - 0.1%
Jamaican Government 8% 6/24/19		150,000	149,250
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		300,000	297,000
Government Obligations - continued
		Principal Amount (c)	Value
Latvia - 0.2%
Latvian Republic 2.75% 1/12/20 (e)		$ 200,000	$ 199,500
Lebanon - 0.8%
Lebanese Republic:
6.1% 10/4/22		390,000	389,532
11.625% 5/11/16 (Reg. S)		475,000	565,250
TOTAL LEBANON			954,782
Lithuania - 0.2%
Lithuanian Republic:
6.125% 3/9/21 (e)		100,000	122,750
7.375% 2/11/20 (e)		100,000	129,375
TOTAL LITHUANIA			252,125
Mexico - 1.0%
United Mexican States:
4.75% 3/8/44		150,000	165,000
5.75% 10/12/2110		500,000	591,250
6.05% 1/11/40		300,000	394,500
TOTAL MEXICO			1,150,750
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (e)		200,000	207,000
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	223,586
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	274,688
Nigeria - 0.3%
Republic of Nigeria 6.75% 1/28/21 (e)		350,000	411,250
Panama - 0.3%
Panamanian Republic:
4.3% 4/29/53		200,000	201,000
8.875% 9/30/27		95,000	151,858
TOTAL PANAMA			352,858
Peru - 0.7%
Peruvian Republic:
5.625% 11/18/50		100,000	129,000
Government Obligations - continued
		Principal Amount (c)	Value
Peru - continued
Peruvian Republic: - continued
7.35% 7/21/25		$ 100,000	$ 145,250
8.75% 11/21/33		300,000	514,500
TOTAL PERU			788,750
Philippines - 0.5%
Philippine Republic:
6.375% 10/23/34		100,000	139,380
10.625% 3/16/25		300,000	514,140
TOTAL PHILIPPINES			653,520
Romania - 0.2%
Romanian Republic 6.75% 2/7/22 (e)		190,000	233,472
Russia - 1.8%
Russian Federation:
5.625% 4/4/42 (e)		750,000	895,350
7.5% 3/31/30 (Reg. S)		260,750	328,154
12.75% 6/24/28 (Reg. S)		450,000	885,375
TOTAL RUSSIA			2,108,879
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	241,500
Serbia - 0.4%
Republic of Serbia 6.75% 11/1/24 (e)		440,000	445,500
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		300,000	325,500
Turkey - 1.6%
Turkish Republic:
4.875% 4/16/43		400,000	410,000
7% 6/5/20		350,000	439,250
7.5% 9/24/14	TRY	1,115,000	641,230
11.875% 1/15/30		200,000	381,000
TOTAL TURKEY			1,871,480
Ukraine - 0.5%
Ukraine Government:
7.75% 9/23/20 (e)		225,000	228,105
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - continued
Ukraine Government: - continued
7.8% 11/28/22 (e)		$ 200,000	$ 198,500
9.25% 7/24/17 (e)		200,000	213,500
TOTAL UKRAINE			640,105
Venezuela - 0.1%
Venezuelan Republic 7.75% 10/13/19 (Reg. S)		185,000	172,975
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	196,300
TOTAL GOVERNMENT OBLIGATIONS (Cost $17,208,349)			17,922,115
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $2,592,475)	2,592,475	2,592,475
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $108,923,921)		120,687,862
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(102,994)
NET ASSETS - 100%		$ 120,584,868
Currency Abbreviations
MXN	-	Mexican peso
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,337,111 or 11.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,954
Fidelity Securities Lending Cash Central Fund	19
Total	$ 2,973
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,853,529	$ 6,442,582	$ 410,947	$ -
Consumer Staples	8,815,127	8,815,127	-	-
Energy	10,345,994	10,345,994	-	-
Financials	25,298,316	24,569,912	728,404	-
Health Care	1,342,159	1,342,159	-	-
Industrials	6,417,073	6,417,073	-	-
Information Technology	13,063,285	11,083,410	1,979,875	-
Materials	9,552,605	9,271,699	280,906	-
Telecommunication Services	6,543,002	6,039,409	503,593	-
Utilities	2,993,897	2,562,112	431,785	-
Corporate Bonds	8,948,285	-	8,948,285	-
Government Obligations	17,922,115	-	17,922,115	-
Money Market Funds	2,592,475	2,592,475	-	-
Total Investments in Securities:	$ 120,687,862	$ 89,481,952	$ 31,205,910	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.3%
BBB	8.7%
BB	4.7%
B	4.9%
CCC,CC,C	0.4%
Not Rated	2.3%
Equities	75.7%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $106,331,446)	$ 118,095,387
Fidelity Central Funds (cost $2,592,475)	2,592,475
Total Investments (cost $108,923,921)		$ 120,687,862
Cash		277,354
Foreign currency held at value (cost $157,263)		157,731
Receivable for investments sold Regular delivery		1,251,551
Delayed delivery		85,726
Receivable for fund shares sold		153,769
Dividends receivable		318,101
Interest receivable		447,663
Distributions receivable from Fidelity Central Funds		310
Prepaid expenses		153
Receivable from investment adviser for expense reductions		22,641
Other receivables		16,186
Total assets		123,419,047

Liabilities
Payable for investments purchased	$ 2,007,405
Payable for fund shares redeemed	469,122
Accrued management fee	81,560
Distribution and service plan fees payable	11,192
Other affiliated payables	29,046
Custodian fee payable	103,223
Other payables and accrued expenses	132,631
Total liabilities		2,834,179

Net Assets		$ 120,584,868
Net Assets consist of:
Paid in capital		$ 110,138,579
Undistributed net investment income		713,142
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,927,528)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,660,675
Net Assets		$ 120,584,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,476,758 ÷ 1,463,992 shares)	$ 11.25

Maximum offering price per share (100/94.25 of $11.25)	$ 11.94
Class T: Net Asset Value and redemption price per share ($6,896,130 ÷ 613,601 shares)	$ 11.24

Maximum offering price per share (100/96.50 of $11.24)	$ 11.65
Class C: Net Asset Value and offering price per share ($6,630,700 ÷ 590,850 shares)A	$ 11.22

Total Emerging Markets: Net Asset Value, offering price and redemption price per share ($86,723,516 ÷ 7,695,787 shares)	$ 11.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,857,764 ÷ 342,336 shares)	$ 11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 967,158
Interest		922,268
Income from Fidelity Central Funds		2,973
Income before foreign taxes withheld		1,892,399
Less foreign taxes withheld		(106,677)
Total income		1,785,722

Expenses
Management fee	$ 507,822
Transfer agent fees	126,918
Distribution and service plan fees	57,423
Accounting and security lending fees	32,663
Custodian fees and expenses	188,229
Independent trustees' compensation	388
Registration fees	33,099
Audit	41,279
Legal	197
Interest	253
Miscellaneous	559
Total expenses before reductions	988,830
Expense reductions	(71,540)	917,290
Net investment income (loss)		868,432
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $21,667)	(60,068)
Investment not meeting investment restrictions	922
Foreign currency transactions	(16,224)
Futures contracts	(121,167)
Total net realized gain (loss)		(196,537)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $40,863)	3,800,664
Assets and liabilities in foreign currencies	509
Total change in net unrealized appreciation (depreciation)		3,801,173
Net gain (loss)		3,604,636
Net increase (decrease) in net assets resulting from operations		$ 4,473,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	For the period November 1, 2011 (commencement of operations) to October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 868,432	$ 1,612,877
Net realized gain (loss)	(196,537)	(1,586,062)
Change in net unrealized appreciation (depreciation)	3,801,173	7,859,502
Net increase (decrease) in net assets resulting from operations	4,473,068	7,886,317
Distributions to shareholders from net investment income	(1,561,667)	(96,645)
Distributions to shareholders from net realized gain	(137,352)	-
Total distributions	(1,699,019)	(96,645)
Share transactions - net increase (decrease)	14,722,132	95,209,478
Redemption fees	62,320	27,217
Total increase (decrease) in net assets	17,558,501	103,026,367

Net Assets
Beginning of period	103,026,367	-
End of period (including undistributed net investment income of $713,142 and undistributed net investment income of $1,406,377, respectively)	$ 120,584,868	$ 103,026,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.20
Net realized and unrealized gain (loss)	.47	.68
Total from investment operations	.54	.88
Distributions from net investment income	(.15)	(.02)
Distributions from net realized gain	(.01)	-
Total distributions	(.16)	(.02)
Redemption fees added to paid in capital E	.01	- J
Net asset value, end of period	$ 11.25	$ 10.86
Total Return B, C, D	5.11%	8.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.75% A	1.87%
Expenses net of fee waivers, if any	1.64% A	1.65%
Expenses net of all reductions	1.61% A	1.62%
Net investment income (loss)	1.23% A	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,477	$ 7,675
Portfolio turnover rate G	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.17
Net realized and unrealized gain (loss)	.48	.68
Total from investment operations	.53	.85
Distributions from net investment income	(.12)	(.01)
Distributions from net realized gain	(.01)	-
Total distributions	(.14) K	(.01)
Redemption fees added to paid in capital E	.01	- J
Net asset value, end of period	$ 11.24	$ 10.84
Total Return B, C, D	5.00%	8.56%
Ratios to Average Net Assets F, I
Expenses before reductions	2.00% A	2.10%
Expenses net of fee waivers, if any	1.90% A	1.90%
Expenses net of all reductions	1.87% A	1.87%
Net investment income (loss)	.97% A	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,896	$ 5,823
Portfolio turnover rate G	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.12
Net realized and unrealized gain (loss)	.46	.69
Total from investment operations	.49	.81
Distributions from net investment income	(.07)	(.01)
Distributions from net realized gain	(.01)	-
Total distributions	(.08)	(.01)
Redemption fees added to paid in capital E	.01	- J
Net asset value, end of period	$ 11.22	$ 10.80
Total Return B, C, D	4.66%	8.07%
Ratios to Average Net Assets F, I
Expenses before reductions	2.52% A	2.63%
Expenses net of fee waivers, if any	2.40% A	2.40%
Expenses net of all reductions	2.36% A	2.37%
Net investment income (loss)	.48% A	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,631	$ 5,824
Portfolio turnover rate G	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Emerging Markets

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.22
Net realized and unrealized gain (loss)	.47	.69
Total from investment operations	.55	.91
Distributions from net investment income	(.17)	(.02)
Distributions from net realized gain	(.01)	-
Total distributions	(.18)	(.02)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 11.27	$ 10.89
Total Return B, C	5.22%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.48% A	1.60%
Expenses net of fee waivers, if any	1.40% A	1.40%
Expenses net of all reductions	1.37% A	1.38%
Net investment income (loss)	1.47% A	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,724	$ 81,416
Portfolio turnover rate F	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Year ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.22
Net realized and unrealized gain (loss)	.47	.69
Total from investment operations	.55	.91
Distributions from net investment income	(.17)	(.02)
Distributions from net realized gain	(.01)	-
Total distributions	(.18)	(.02)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 11.27	$ 10.89
Total Return B, C	5.22%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.49% A	1.62%
Expenses net of fee waivers, if any	1.40% A	1.40%
Expenses net of all reductions	1.36% A	1.37%
Net investment income (loss)	1.48% A	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,858	$ 2,287
Portfolio turnover rate F	119% A	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Institutional Class shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

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3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party

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Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

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Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,540,326
Gross unrealized depreciation	(3,837,009)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,703,317

Tax cost	$ 108,984,545

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,234,216)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

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3. Significant Accounting Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

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Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(121,167) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,988,917 and $72,505,482, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,667	$ 6,626
Class T	.25%	.25%	15,840	6,457
Class C	.75%	.25%	27,916	26,013
			$ 57,423	$ 39,096

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,426
Class T	2,071
Class C*	161
$ 7,658

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 11,814.22
Class T	6,907.22
Class C	6,566.23
Total Emerging Markets	98,999.20
Institutional Class	2,632.19
	$ 126,918

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $590 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,919,500.39%		$ 253

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7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $160 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

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Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ 5,865
Class T	1.90%	3,306
Class C	2.40%	3,506
Total Emerging Markets	1.40%	36,599
Institutional Class	1.40%	1,262
		$ 50,538

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $196.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,706 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $100.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012A
From net investment income
Class A	$ 104,565	$ 9,099
Class T	69,282	4,204
Class C	35,970	3,000
Total Emerging Markets	1,316,259	75,940
Institutional Class	35,591	4,402
Total	$ 1,561,667	$ 96,645
From net realized gain
Class A	$ 10,027	$ -
Class T	7,822	-
Class C	7,516	-
Total Emerging Markets	109,039	-
Institutional Class	2,948	-
Total	$ 137,352	$ -

A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012A	Six months ended April 30, 2013	Year ended October 31, 2012A
Class A
Shares sold	1,003,928	723,537	$ 11,360,221	$ 7,311,002
Reinvestment of distributions	9,656	949	105,541	9,099
Shares redeemed	(256,099)	(17,979)	(2,901,790)	(179,387)
Net increase (decrease)	757,485	706,507	$ 8,563,972	$ 7,140,714
Class T
Shares sold	214,251	597,107	$ 2,421,078	$ 6,082,522
Reinvestment of distributions	7,041	439	76,883	4,204
Shares redeemed	(144,816)	(60,421)	(1,642,642)	(637,924)
Net increase (decrease)	76,476	537,125	$ 855,319	$ 5,448,802
Class C
Shares sold	254,948	540,321	$ 2,870,415	$ 5,429,037
Reinvestment of distributions	3,973	314	43,420	3,000
Shares redeemed	(207,563)	(1,143)	(2,365,619)	(12,081)
Net increase (decrease)	51,358	539,492	$ 548,216	$ 5,419,956
Total Emerging Markets
Shares sold	4,420,168	8,901,615	$ 50,125,362	$ 89,854,661
Reinvestment of distributions	113,766	7,686	1,243,462	73,759
Shares redeemed	(4,316,681)	(1,430,767)	(48,103,554)	(14,834,512)
Net increase (decrease)	217,253	7,478,534	$ 3,265,270	$ 75,093,908
Institutional Class
Shares sold	211,965	209,638	$ 2,401,209	$ 2,101,696
Reinvestment of distributions	3,526	459	38,539	4,402
Shares redeemed	(83,252)	-	(950,393)	-
Net increase (decrease)	132,239	210,097	$ 1,489,355	$ 2,106,098

A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

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Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 21% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EMD-TEK-USAN-0613
1.931239.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 26, 2013